UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th fl, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2019

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	32
SA Multi-Managed Income/Equity Portfolio	62
SA Multi-Managed Income Portfolio	86
SA Putnam Asset Allocation Diversified Growth Portfolio	110
SA T. Rowe Price Growth Stock Portfolio	148
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	153
SA Multi-Managed Large Cap Value Portfolio	161
SA Multi-Managed Mid Cap Growth Portfolio	171
SA Multi-Managed Mid Cap Value Portfolio	185
SA Multi-Managed Small Cap Portfolio	199
SA Multi-Managed International Equity Portfolio	215
SA Multi-Managed Diversified Fixed Income Portfolio	229
SA Wellington Real Return Portfolio	277
Seasons Focused
SA Columbia Focused Value Portfolio	288
Seasons Managed Allocation
SA Allocation Growth Portfolio	291
SA Allocation Moderate Growth Portfolio	294
SA Allocation Moderate Portfolio	297
SA Allocation Balanced Portfolio	300
Statements of Assets and Liabilities	303
Statements of Operations	311
Statements of Changes in Net Assets	315
Notes to Financial Statements	322
Financial Highlights	369
Report of Independent Registered Public Accounting Firm	382
Approval of Advisory and Subadvisory Agreements	384
Results of Special Shareholder Meetings	393
Trustees and Officers Information	394
Shareholders Tax Information	396
Comparisons: Portfolios vs Indexes	398
Supplement to the Prospectus	435
Proxy Vote	437

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2019.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2019

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2018 and held until March 31, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2019

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2018	Ending Account Value Using Actual Return at March 31, 2019	Expenses Paid During the Six Months Ended March 31, 2019*	Beginning Account Value at October 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2019	Expenses Paid During the Six Months Ended March 31, 2019*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$982.98	$6.08	$1,000.00	$1,018.80	$6.19	1.23%
Class 2	$1,000.00	$982.32	$6.82	$1,000.00	$1,018.05	$6.94	1.38%
Class 3	$1,000.00	$982.02	$7.31	$1,000.00	$1,017.55	$7.44	1.48%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$995.01	$5.32	$1,000.00	$1,019.60	$5.39	1.07%
Class 2	$1,000.00	$994.04	$6.07	$1,000.00	$1,018.85	$6.14	1.22%
Class 3	$1,000.00	$994.17	$6.56	$1,000.00	$1,018.35	$6.64	1.32%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,024.66	$5.45	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,022.90	$6.20	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,022.55	$6.71	$1,000.00	$1,018.30	$6.69	1.33%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,031.49	$5.62	$1,000.00	$1,019.40	$5.59	1.11%
Class 2	$1,000.00	$1,030.70	$6.38	$1,000.00	$1,018.65	$6.34	1.26%
Class 3	$1,000.00	$1,030.48	$6.88	$1,000.00	$1,018.15	$6.84	1.36%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$966.24	$4.56	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$965.41	$5.29	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$965.12	$5.83	$1,000.00	$1,019.00	$5.99	1.19%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$995.08	$4.38	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$994.17	$5.12	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$993.57	$5.62	$1,000.00	$1,019.30	$5.69	1.13%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$977.15	$3.80	$1,000.00	$1,021.09	$3.88	0.77%
Class 2	$1,000.00	$976.71	$4.53	$1,000.00	$1,020.34	$4.63	0.92%
Class 3	$1,000.00	$976.00	$5.02	$1,000.00	$1,019.85	$5.14	1.02%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$982.04	$3.90	$1,000.00	$1,020.99	$3.98	0.79%
Class 2	$1,000.00	$980.74	$4.64	$1,000.00	$1,020.24	$4.73	0.94%
Class 3	$1,000.00	$980.72	$5.14	$1,000.00	$1,019.75	$5.24	1.04%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,009.73	$4.76	$1,000.00	$1,020.19	$4.78	0.95%
Class 2	$1,000.00	$1,008.64	$5.51	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$1,008.32	$6.01	$1,000.00	$1,018.95	$6.04	1.20%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$963.71	$4.65	$1,000.00	$1,020.19	$4.78	0.95%
Class 2	$1,000.00	$962.34	$5.38	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$962.13	$5.87	$1,000.00	$1,018.95	$6.04	1.20%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2019

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2018	Ending Account Value Using Actual Return at March 31, 2019	Expenses Paid During the Six Months Ended March 31, 2019*	Beginning Account Value at October 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2019	Expenses Paid During the Six Months Ended March 31, 2019*	Annualized Expense Ratio*
SA Multi-Managed Small Cap#
Class 1	$1,000.00	$901.12	$4.46	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$899.94	$5.16	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$900.04	$5.64	$1,000.00	$1,019.00	$5.99	1.19%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$957.60	$5.08	$1,000.00	$1,019.75	$5.24	1.04%
Class 2	$1,000.00	$957.80	$5.81	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$956.34	$6.29	$1,000.00	$1,018.50	$6.49	1.29%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,042.98	$3.41	$1,000.00	$1,021.59	$3.38	0.67%
Class 2	$1,000.00	$1,041.80	$4.17	$1,000.00	$1,020.84	$4.13	0.82%
Class 3	$1,000.00	$1,040.95	$4.68	$1,000.00	$1,020.34	$4.63	0.92%
SA Wellington Real Return#
Class 1	$1,000.00	$1,019.77	$3.07	$1,000.00	$1,021.89	$3.07	0.61%
Class 3	$1,000.00	$1,018.51	$4.33	$1,000.00	$1,020.64	$4.33	0.86%
SA Columbia Focused Value#
Class 1	$1,000.00	$948.62	$3.55	$1,000.00	$1,021.29	$3.68	0.73%
Class 2	$1,000.00	$948.03	$4.27	$1,000.00	$1,020.54	$4.43	0.88%
Class 3	$1,000.00	$947.36	$4.76	$1,000.00	$1,020.04	$4.94	0.98%
SA Allocation Growth#
Class 1	$1,000.00	$986.79	$0.74	$1,000.00	$1,024.18	$0.76	0.15%
Class 3	$1,000.00	$986.18	$1.98	$1,000.00	$1,022.94	$2.02	0.40%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$996.56	$0.60	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$995.37	$1.84	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,004.51	$0.65	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,003.73	$1.90	$1,000.00	$1,023.04	$1.92	0.38%
SA Allocation Balanced#
Class 1	$1,000.00	$1,013.32	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Class 3	$1,000.00	$1,012.05	$1.96	$1,000.00	$1,022.99	$1.97	0.39%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2019" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2019" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	8.3%
Applications Software	4.9
Federal National Mtg. Assoc.	4.3
Web Portals/ISP	3.8
E-Commerce/Products	3.7
Electronic Components-Semiconductors	3.6
Finance-Credit Card	3.2
Medical-Drugs	2.9
Real Estate Investment Trusts	2.5
Federal Home Loan Mtg. Corp.	2.3
Computers	2.0
Government National Mtg. Assoc.	2.0
Diversified Banking Institutions	1.9
Medical-HMO	1.9
United States Treasury Bonds	1.9
United States Treasury Notes	1.8
Retail-Restaurants	1.8
Internet Content-Entertainment	1.8
Medical-Biomedical/Gene	1.8
Banks-Commercial	1.6
Consulting Services	1.6
Tobacco	1.5
Electronic Forms	1.4
Diversified Manufacturing Operations	1.2
Repurchase Agreements	1.2
Medical Products	1.1
Aerospace/Defense	0.9
Finance-Other Services	0.9
Therapeutics	0.9
Cable/Satellite TV	0.9
Multimedia	0.9
Transport-Rail	0.9
Broadcast Services/Program	0.8
Insurance-Property/Casualty	0.8
Aerospace/Defense-Equipment	0.8
Enterprise Software/Service	0.8
Athletic Footwear	0.8
Semiconductor Equipment	0.8
Commercial Services	0.8
Oil Companies-Exploration & Production	0.8
Computer Aided Design	0.7
Medical Instruments	0.7
Web Hosting/Design	0.6
Foreign Government Obligations	0.6
Auto/Truck Parts & Equipment-Original	0.6
Industrial Gases	0.6
Coatings/Paint	0.6
Beverages-Wine/Spirits	0.6
Cosmetics & Toiletries	0.6
Commercial Services-Finance	0.6
Electric-Integrated	0.5
Computer Software	0.5
Building Products-Cement	0.5
Electronic Components-Misc.	0.5
Finance-Investment Banker/Broker	0.5
Cruise Lines	0.5
Diagnostic Equipment	0.5
Machinery-Farming	0.5
Machinery-General Industrial	0.5
Hotels/Motels	0.4
Savings & Loans/Thrifts	0.4%
Building-Residential/Commercial	0.4
Building & Construction-Misc.	0.4
Finance-Consumer Loans	0.3
Pipelines	0.3
Containers-Metal/Glass	0.3
Industrial Automated/Robotic	0.3
Food-Catering	0.3
Telephone-Integrated	0.3
Firearms & Ammunition	0.3
Human Resources	0.3
Medical Labs & Testing Services	0.3
E-Commerce/Services	0.3
Oil-Field Services	0.3
Coal	0.3
Independent Power Producers	0.3
Retail-Apparel/Shoe	0.3
Pharmacy Services	0.2
Electronic Parts Distribution	0.2
Brewery	0.2
Banks-Super Regional	0.2
Energy-Alternate Sources	0.2
Transactional Software	0.2
Veterinary Diagnostics	0.2
Municipal Bonds & Notes	0.2
Commercial Paper	0.2
Semiconductor Components-Integrated Circuits	0.2
Power Converter/Supply Equipment	0.2
Insurance-Life/Health	0.2
Pastoral & Agricultural	0.2
Apparel Manufacturers	0.2
Oil Refining & Marketing	0.2
Distribution/Wholesale	0.2
Internet Content-Information/News	0.2
Computers-Integrated Systems	0.2
Computer Services	0.2
Cellular Telecom	0.2
Electric-Distribution	0.1
Sovereign	0.1
Financial Guarantee Insurance	0.1
Transport-Truck	0.1
Retail-Sporting Goods	0.1
Electronic Measurement Instruments	0.1
Water	0.1
Rubber/Plastic Products	0.1
Oil Field Machinery & Equipment	0.1
Auto-Truck Trailers	0.1
Home Furnishings	0.1
Internet Connectivity Services	0.1
Medical-Hospitals	0.1
Office Supplies & Forms	0.1
Paper & Related Products	0.1
Television	0.1
Audio/Video Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
E-Services/Consulting	0.1
Publishing-Newspapers	0.1
Chemicals-Specialty	0.1
Food-Misc./Diversified	0.1
Publishing-Books	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Chemicals-Diversified	0.1%
Miscellaneous Manufacturing	0.1
Gas-Distribution	0.1
Racetracks	0.1
Internet Security	0.1
Medical-Outpatient/Home Medical	0.1
Auto-Cars/Light Trucks	0.1
Building-Heavy Construction	0.1
B2B/E-Commerce	0.1
Footwear & Related Apparel	0.1
Metal Products-Distribution	0.1
Data Processing/Management	0.1
Printing-Commercial	0.1
Computer Data Security	0.1
Telecom Services	0.1
Electric-Generation	0.1
Metal-Iron	0.1
Retail-Drug Store	0.1
Engineering/R&D Services	0.1
Investment Management/Advisor Services	0.1
Schools	0.1
Poultry	0.1
Finance-Auto Loans	0.1
Building Products-Doors & Windows	0.1
Machinery-Pumps	0.1
Medical Information Systems	0.1
Networking Products	0.1
Transport-Services	0.1
Insurance Brokers	0.1
Retail-Building Products	0.1
Retail-Office Supplies	0.1
Theaters	0.1
Retail-Discount	0.1
Oil Companies-Integrated	0.1
104.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.3%
Aerospace/Defense — 0.9%
Boeing Co.	1,141	$435,200
Aerospace/Defense-Equipment — 0.7%
L3 Technologies, Inc.	1,661	342,781
Moog, Inc., Class A	175	15,216
		357,997
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	600	88,194
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	250	5,365
Applications Software — 4.9%
Brightcove, Inc.†	2,125	17,871
Microsoft Corp.	16,152	1,904,967
salesforce.com, Inc.†	3,054	483,662
Telenav, Inc.†	3,029	18,386
		2,424,886
Athletic Footwear — 0.8%
NIKE, Inc., Class B	4,541	382,398
Audio/Video Products — 0.1%
Sonos, Inc.†	5,275	54,280
Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,400	59,620
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	2,733	217,246
Meritor, Inc.†	1,025	20,859
Tenneco, Inc., Class A	2,975	65,926
		304,031
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,425	54,250
B2B/E-Commerce — 0.1%
ePlus, Inc.†	475	42,056
Banks-Commercial — 1.6%
1st Source Corp.	300	13,473
BancFirst Corp.	950	49,542
BancorpSouth Bank	1,275	35,980
Banner Corp.	2,025	109,694
Cadence BanCorp	75	1,391
Cathay General Bancorp	500	16,955
Central Pacific Financial Corp.	1,525	43,981
Central Valley Community Bancorp	125	2,444
Citizens & Northern Corp.	125	3,130
City Holding Co.	325	24,762
Columbia Banking System, Inc.	1,225	40,045
CVB Financial Corp.	2,050	43,152
East West Bancorp, Inc.	24	1,151
Enterprise Financial Services Corp.	300	12,231
First Commonwealth Financial Corp.	2,075	26,145
First Community Bankshares, Inc.	150	4,971
First Hawaiian, Inc.	450	11,723
First Interstate BancSystem, Inc., Class A	325	12,941
Great Western Bancorp, Inc.	150	4,739
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Hope Bancorp, Inc.	1,019	$13,329
Independent Bank Corp./ Massachusetts	75	6,076
Independent Bank Corp./ Michigan	600	12,900
OFG Bancorp	175	3,463
PacWest Bancorp	325	12,223
Simmons First National Corp., Class A	589	14,419
South State Corp.	75	5,126
TCF Financial Corp.	1,275	26,380
Trustmark Corp.	3,075	103,412
UMB Financial Corp.	300	19,212
Union Bankshares Corp.	241	7,792
United Bankshares, Inc.	900	32,616
Webster Financial Corp.	300	15,201
West Bancorporation, Inc.	200	4,136
Westamerica Bancorporation	1,200	74,160
		808,895
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,158
Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	1,428	250,371
Broadcast Services/Program — 0.7%
Discovery, Inc., Class C†	6,252	158,926
Hemisphere Media Group, Inc.†	1,350	19,035
Liberty Media Corp. - Liberty Formula One, Series C†	5,107	179,000
		356,961
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	900	21,942
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	540	28,291
EMCOR Group, Inc.	1,825	133,371
MYR Group, Inc.†	600	20,778
		182,440
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	1,675	41,523
Vulcan Materials Co.	1,681	199,031
		240,554
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	575	28,687
Building Products-Wood — 0.0%
Boise Cascade Co.	550	14,718
Building-Heavy Construction — 0.1%
MasTec, Inc.†	650	31,265
Sterling Construction Co., Inc.†	900	11,268
		42,533
Building-Maintenance & Services — 0.0%
ABM Industries, Inc.	325	11,814

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.4%
KB Home	5,225	$126,288
Taylor Morrison Home Corp., Class A†	2,575	45,706
TRI Pointe Group, Inc.†	700	8,848
		180,842
Cable/Satellite TV — 0.5%
Liberty Broadband Corp., Class C†	2,431	223,020
WideOpenWest, Inc.†	2,600	23,660
		246,680
Casino Hotels — 0.0%
Boyd Gaming Corp.	825	22,572
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	7,328
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	425	24,986
OMNOVA Solutions, Inc.†	1,775	12,460
		37,446
Coal — 0.3%
Arch Coal, Inc., Class A	475	43,353
NACCO Industries, Inc., Class A	247	9,440
Peabody Energy Corp.	950	26,914
SunCoke Energy, Inc.†	75	637
Warrior Met Coal, Inc.	1,625	49,400
		129,744
Coatings/Paint — 0.6%
Sherwin-Williams Co.	653	281,254
Commercial Services — 0.8%
CoStar Group, Inc.†	530	247,203
Medifast, Inc.	75	9,566
ServiceMaster Global Holdings, Inc.†	2,396	111,893
		368,662
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	100	14,259
Green Dot Corp., Class A†	275	16,679
Worldpay, Inc., Class A†	1,730	196,355
		227,293
Computer Aided Design — 0.7%
Altair Engineering, Inc., Class A†	425	15,644
Aspen Technology, Inc.†	575	59,950
Autodesk, Inc.†	1,729	269,413
		345,007
Computer Data Security — 0.1%
Qualys, Inc.†	425	35,164
Computer Services — 0.2%
CACI International, Inc., Class A†	100	18,202
Science Applications International Corp.	675	51,941
Unisys Corp.†	225	2,626
		72,769
Security Description	Shares	Value (Note 2)
Computer Software — 0.5%
Box, Inc., Class A†	450	$8,690
Cloudera, Inc.†	2,675	29,264
j2 Global, Inc.	250	21,650
SS&C Technologies Holdings, Inc.	2,763	175,975
TiVo Corp.	1,000	9,320
		244,899
Computers — 2.0%
Apple, Inc.	5,097	968,175
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	2,675	75,087
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	175	4,708
Consulting Services — 1.6%
Gartner, Inc.†	3,042	461,411
Huron Consulting Group, Inc.†	1,225	57,844
Navigant Consulting, Inc.	4,625	90,049
Verisk Analytics, Inc.	1,287	171,171
		780,475
Containers-Metal/Glass — 0.3%
Ball Corp.	2,875	166,347
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,095	13,830
Cosmetics & Toiletries — 0.6%
Edgewell Personal Care Co.†	275	12,070
Estee Lauder Cos., Inc., Class A	1,566	259,251
		271,321
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	4,302	236,438
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	400	25,896
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	825	18,026
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	836	228,830
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,275	22,453
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	100	8,825
Distribution/Wholesale — 0.2%
Core-Mark Holding Co., Inc.	525	19,493
Fossil Group, Inc.†	2,450	33,614
Titan Machinery, Inc.†	1,000	15,560
Veritiv Corp.†	425	11,186
		79,853
Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A	1,225	29,853
Fabrinet†	550	28,798
Harsco Corp.†	875	17,640
Illinois Tool Works, Inc.	1,834	263,234
Parker-Hannifin Corp.	1,589	272,704
		612,229

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 3.6%
Amazon.com, Inc.†	908	$1,616,921
Wayfair, Inc., Class A†	1,065	158,099
		1,775,020
E-Commerce/Services — 0.3%
Groupon, Inc.†	3,025	10,739
Liberty Expedia Holdings, Inc., Class A†	2,625	112,350
Upwork, Inc.†	700	13,398
		136,487
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	725	7,613
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,950	53,410
Electric Products-Misc. — 0.0%
Graham Corp.	200	3,926
Electric-Distribution — 0.1%
Portland General Electric Co.	1,025	53,136
Spark Energy, Inc., Class A	1,550	13,810
		66,946
Electric-Generation — 0.1%
Atlantic Power Corp.†	13,325	33,579
Electric-Integrated — 0.1%
Black Hills Corp.	200	14,814
El Paso Electric Co.	600	35,292
PNM Resources, Inc.	450	21,303
		71,409
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	125	3,160
Benchmark Electronics, Inc.	900	23,625
OSI Systems, Inc.†	625	54,750
Sensata Technologies Holding PLC†	3,256	146,585
		228,120
Electronic Components-Semiconductors — 3.3%
Amkor Technology, Inc.†	3,975	33,947
Microchip Technology, Inc.	2,990	248,050
NVIDIA Corp.	2,665	478,527
Rambus, Inc.†	10,150	106,068
Synaptics, Inc.†	1,375	54,656
Texas Instruments, Inc.	5,633	597,492
Xperi Corp.	3,675	85,995
		1,604,735
Electronic Forms — 1.4%
Adobe, Inc.†	2,484	661,961
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	1,925	55,555
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,100	112,651
Security Description	Shares	Value (Note 2)
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,125	$15,075
Renewable Energy Group, Inc.†	1,700	37,332
REX American Resources Corp.†	650	52,396
		104,803
Engineering/R&D Services — 0.0%
VSE Corp.	395	12,474
Enterprise Software/Service — 0.8%
Blackline, Inc.†	325	15,054
Domo, Inc., Class B†	525	21,173
Donnelley Financial Solutions, Inc.†	675	10,044
Manhattan Associates, Inc.†	250	13,778
MicroStrategy, Inc., Class A†	100	14,425
Progress Software Corp.	1,725	76,538
SPS Commerce, Inc.†	275	29,167
Tyler Technologies, Inc.†	1,021	208,692
		388,871
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	65	29,375
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	75	4,130
Synchrony Financial	5,093	162,467
		166,597
Finance-Credit Card — 3.1%
Mastercard, Inc., Class A	2,991	704,231
Visa, Inc., Class A	5,290	826,245
		1,530,476
Finance-Investment Banker/Broker — 0.5%
Cowen, Inc.†	425	6,158
Houlihan Lokey, Inc.	825	37,827
TD Ameritrade Holding Corp.	3,876	193,761
		237,746
Finance-Other Services — 0.8%
CME Group, Inc.	937	154,211
Deluxe Corp.	600	26,232
Intercontinental Exchange, Inc.	2,630	200,248
WageWorks, Inc.†	497	18,767
		399,458
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,000	28,560
MGIC Investment Corp.†	1,300	17,147
NMI Holdings, Inc., Class A†	600	15,522
Radian Group, Inc.	350	7,259
		68,488
Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	2,836	154,307
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,075
Food-Catering — 0.3%
Aramark	5,521	163,146
Food-Dairy Products — 0.0%
Dean Foods Co.	1,500	4,545

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,500	$38,625
Weyco Group, Inc.	75	2,322
		40,947
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	150	9,844
Southwest Gas Holdings, Inc.	300	24,678
		34,522
Home Furnishings — 0.1%
Sleep Number Corp.†	1,250	58,750
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	2,450	203,619
Red Lion Hotels Corp.†	1,075	8,686
		212,305
Human Resources — 0.3%
Barrett Business Services, Inc.	1,000	77,330
Cross Country Healthcare, Inc.†	2,325	16,345
Heidrick & Struggles International, Inc.	150	5,749
Kforce, Inc.	800	28,096
TrueBlue, Inc.†	925	21,867
		149,387
Independent Power Producers — 0.3%
Clearway Energy, Inc., Class A	550	7,997
Clearway Energy, Inc., Class C	1,200	18,132
NRG Energy, Inc.	2,368	100,593
		126,722
Industrial Audio & Video Products — 0.0%
Turtle Beach Corp.†	475	5,396
Industrial Automated/Robotic — 0.3%
Cognex Corp.	3,238	164,685
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,571	299,998
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	100	2,702
CNO Financial Group, Inc.	1,550	25,079
Primerica, Inc.	475	58,021
		85,802
Insurance-Multi-line — 0.0%
Kemper Corp.	175	13,325
Insurance-Property/Casualty — 0.8%
Ambac Financial Group, Inc.†	100	1,812
First American Financial Corp.	200	10,300
Kinsale Capital Group, Inc.	475	32,571
Navigators Group, Inc.	150	10,480
ProAssurance Corp.	375	12,979
Progressive Corp.	4,660	335,939
Universal Insurance Holdings, Inc.	350	10,850
		414,931
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	125	$3,798
Third Point Reinsurance, Ltd.†	625	6,487
		10,285
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,074	58,264
Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	2,626	437,728
Netflix, Inc.†	1,206	430,011
		867,739
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	300	8,418
Yelp, Inc.†	2,050	70,725
		79,143
Internet Security — 0.1%
Proofpoint, Inc.†	225	27,322
Zix Corp.†	2,300	15,824
		43,146
Investment Companies — 0.0%
BrightSphere Investment Group PLC	375	5,085
Investment Management/Advisor Services — 0.1%
Stifel Financial Corp.	615	32,447
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	75	969
Machinery-Farming — 0.5%
Deere & Co.	1,434	229,211
Machinery-General Industrial — 0.5%
DXP Enterprises, Inc.†	700	27,244
Kadant, Inc.	400	35,184
Wabtec Corp.	2,251	165,944
		228,372
Machinery-Pumps — 0.1%
CSW Industrials, Inc.†	500	28,645
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	475	11,628
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	2,900	27,666
Medical Instruments — 0.7%
AngioDynamics, Inc.†	1,750	40,005
Boston Scientific Corp.†	6,078	233,274
NuVasive, Inc.†	800	45,432
		318,711
Medical Labs & Testing Services — 0.3%
Medpace Holdings, Inc.†	575	33,908
SI-BONE, Inc.†	100	1,884
Teladoc Health, Inc.†	1,923	106,919
		142,711

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 1.0%
Abbott Laboratories	2,710	$216,637
Axonics Modulation Technologies, Inc.†	75	1,796
ICU Medical, Inc.†	482	115,357
Integer Holdings Corp.†	1,425	107,473
Luminex Corp.	475	10,930
Nevro Corp.†	425	26,567
Orthofix Medical, Inc.†	275	15,513
		494,273
Medical-Biomedical/Gene — 1.7%
ACADIA Pharmaceuticals, Inc.†	1,150	30,877
Achillion Pharmaceuticals, Inc.†	3,025	8,954
Alder Biopharmaceuticals, Inc.†	1,325	18,086
AMAG Pharmaceuticals, Inc.†	125	1,610
Amicus Therapeutics, Inc.†	2,100	28,560
AnaptysBio, Inc.†	1,413	103,220
Aptinyx, Inc.†	825	3,341
Arena Pharmaceuticals, Inc.†	630	28,243
Atara Biotherapeutics, Inc.†	700	27,825
Biohaven Pharmaceutical Holding Co., Ltd.†	775	39,889
Bluebird Bio, Inc.†	100	15,733
Cymabay Therapeutics, Inc.†	1,650	21,912
CytomX Therapeutics, Inc.†	725	7,794
Forty Seven, Inc.†	1,350	21,816
Gilead Sciences, Inc.	1,732	112,597
Homology Medicines, Inc.†	425	11,785
Insmed, Inc.†	3,692	107,326
Intercept Pharmaceuticals, Inc.†	250	27,965
Menlo Therapeutics, Inc.†	575	4,514
Myriad Genetics, Inc.†	850	28,220
NewLink Genetics Corp.†	585	1,129
Puma Biotechnology, Inc.†	500	19,395
REGENXBIO, Inc.†	450	25,790
resTORbio, Inc.†	425	2,899
Sage Therapeutics, Inc.†	441	70,141
Sangamo Therapeutics, Inc.†	425	4,055
Selecta Biosciences, Inc.†	612	1,450
Solid Biosciences, Inc.†	675	6,210
Synlogic, Inc.†	1,375	10,436
TCR2 Therapeutics, Inc.†	500	8,715
Twist Bioscience Corp.†	450	10,431
Y-mAbs Therapeutics, Inc.†	75	1,966
		812,884
Medical-Drugs — 2.7%
AbbVie, Inc.	4,636	373,615
Aimmune Therapeutics, Inc.†	675	15,086
Alector, Inc.†	300	5,616
Athenex, Inc.†	1,675	20,519
Bristol-Myers Squibb Co.	3,284	156,680
Clovis Oncology, Inc.†	975	24,199
Eagle Pharmaceuticals, Inc.†	175	8,836
Eli Lilly & Co.	1,436	186,335
Global Blood Therapeutics, Inc.†	700	37,051
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Gritstone Oncology, Inc.†	325	$4,323
Horizon Pharma PLC†	1,325	35,020
Lannett Co., Inc.†	2,550	20,068
Mallinckrodt PLC†	625	13,588
Merck & Co., Inc.	2,713	225,640
MyoKardia, Inc.†	750	38,992
Paratek Pharmaceuticals, Inc.†	1,675	8,978
Prestige Consumer Healthcare, Inc.†	1,100	32,901
Principia Biopharma, Inc.†	775	26,350
Reata Pharmaceuticals, Inc., Class A†	315	26,923
Seres Therapeutics, Inc.†	3,625	24,904
Sutro Biopharma, Inc.†	250	2,848
TG Therapeutics, Inc.†	1,475	11,859
Vanda Pharmaceuticals, Inc.†	1,075	19,780
Voyager Therapeutics, Inc.†	1,125	21,532
		1,341,643
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	369
Endo International PLC†	2,450	19,674
		20,043
Medical-HMO — 1.8%
Humana, Inc.	927	246,582
Tivity Health, Inc.†	1,000	17,560
Triple-S Management Corp., Class B†	1,925	43,928
UnitedHealth Group, Inc.	2,364	584,523
		892,593
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,800	6,714
Quorum Health Corp.†	1,918	2,685
Surgery Partners, Inc.†	825	9,306
Tenet Healthcare Corp.†	950	27,398
		46,103
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	350	43,141
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	3,425	14,043
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	125	2,353
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,000	37,320
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	75	7,855
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,150	47,759
Motion Pictures & Services — 0.0%
Eros International PLC†	56	512
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	775	9,602

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.8%
Entravision Communications Corp., Class A	875	$2,835
Walt Disney Co.	3,290	365,289
		368,124
Networking Products — 0.1%
Infinera Corp.†	4,175	18,119
NeoPhotonics Corp.†	1,475	9,278
		27,397
Office Furnishings-Original — 0.0%
HNI Corp.	600	21,774
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,625	56,710
Oil Companies-Exploration & Production — 0.4%
Denbury Resources, Inc.†	6,050	12,403
EOG Resources, Inc.	1,003	95,466
Gulfport Energy Corp.†	3,075	24,661
Unit Corp.†	314	4,471
W&T Offshore, Inc.†	7,525	51,922
		188,923
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,325	60,751
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	75	2,930
CVR Energy, Inc.	625	25,750
Murphy USA, Inc.†	375	32,107
		60,787
Oil-Field Services — 0.3%
FTS International, Inc.†	775	7,750
Matrix Service Co.†	2,275	44,544
MRC Global, Inc.†	2,575	45,011
Nine Energy Service, Inc.†	21	476
NOW, Inc.†	2,725	38,041
		135,822
Paper & Related Products — 0.1%
Domtar Corp.	225	11,171
Verso Corp., Class A†	2,125	45,518
		56,689
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,075	88,224
Poultry — 0.1%
Sanderson Farms, Inc.	225	29,664
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,600	81,968
Powell Industries, Inc.	525	13,939
		95,907
Printing-Commercial — 0.1%
Ennis, Inc.	1,725	35,811
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	4,875	35,441
Tribune Publishing Co.†	1,075	12,674
		48,115
Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	5,050	$53,227
Racetracks — 0.1%
Penn National Gaming, Inc.†	2,288	45,989
Real Estate Investment Trusts — 2.4%
Alexander & Baldwin, Inc.	259	6,589
American Assets Trust, Inc.	1,224	56,133
Americold Realty Trust	2,050	62,545
Ashford Hospitality Trust, Inc.	3,650	17,337
Capstead Mtg. Corp.	450	3,866
Cherry Hill Mtg. Investment Corp.	625	10,762
CorEnergy Infrastructure Trust, Inc.	57	2,095
CoreSite Realty Corp.	800	85,616
Cousins Properties, Inc.	1,500	14,490
Crown Castle International Corp.	3,348	428,544
CubeSmart	400	12,816
DiamondRock Hospitality Co.	3,350	36,280
Dynex Capital, Inc.	250	1,523
EastGroup Properties, Inc.	250	27,910
Equity LifeStyle Properties, Inc.	150	17,145
First Industrial Realty Trust, Inc.	300	10,608
GEO Group, Inc.	2,600	49,920
Gladstone Commercial Corp.	125	2,596
Hersha Hospitality Trust	475	8,142
Highwoods Properties, Inc.	225	10,525
Hospitality Properties Trust	600	15,786
Invesco Mtg. Capital, Inc.	1,125	17,775
Invitation Homes, Inc.	3,152	76,688
Mack-Cali Realty Corp.	525	11,655
National Retail Properties, Inc.	75	4,154
Pebblebrook Hotel Trust	2,600	80,756
Piedmont Office Realty Trust, Inc., Class A	1,100	22,935
PotlatchDeltic Corp.	325	12,282
PS Business Parks, Inc.	100	15,683
RLJ Lodging Trust	325	5,710
Saul Centers, Inc.	275	14,127
Taubman Centers, Inc.	200	10,576
Two Harbors Investment Corp.	3,013	40,766
Xenia Hotels & Resorts, Inc.	250	5,478
		1,199,813
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	4,250	116,492
Tailored Brands, Inc.	1,250	9,800
		126,292
Retail-Appliances — 0.0%
Conn's, Inc.†	275	6,287
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,025	16,905
Retail-Drug Store — 0.1%
Rite Aid Corp.†	51,175	32,496
Retail-Misc./Diversified — 0.0%
GameStop Corp., Class A	1,300	13,208
Retail-Office Supplies — 0.1%
Office Depot, Inc.	6,650	24,140

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	175	$15,138
Retail-Restaurants — 1.8%
Bloomin' Brands, Inc.	3,075	62,884
Brinker International, Inc.	2,950	130,921
Dunkin' Brands Group, Inc.	1,329	99,808
McDonald's Corp.	1,307	248,199
Starbucks Corp.	4,332	322,041
		863,853
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,400	31,934
Zumiez, Inc.†	1,375	34,224
		66,158
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	175	2,994
Trinseo SA	1,325	60,023
		63,017
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	500	7,435
Capitol Federal Financial, Inc.	100	1,335
First Defiance Financial Corp.	225	6,467
Flushing Financial Corp.	425	9,320
Investors Bancorp, Inc.	1,375	16,294
Meridian Bancorp, Inc.	3,025	47,462
Northfield Bancorp, Inc.	3,075	42,742
People's United Financial, Inc.	698	11,475
Washington Federal, Inc.	2,000	57,780
		200,310
Schools — 0.1%
K12, Inc.†	950	32,423
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	550	1,612
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,425	59,950
Semiconductor Equipment — 0.8%
Cohu, Inc.	1,725	25,444
Lam Research Corp.	1,820	325,798
Veeco Instruments, Inc.†	1,850	20,054
		371,296
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	275	10,269
Telecom Services — 0.1%
HC2 Holdings, Inc.†	3,375	8,269
Vonage Holdings Corp.†	2,575	25,853
		34,122
Television — 0.1%
ION Media Networks, Inc.†(1)(2)	2	1,794
Sinclair Broadcast Group, Inc., Class A	1,375	52,910
		54,704
Security Description	Shares	Value (Note 2)
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	1,600	$23,760
Therapeutics — 0.9%
Flexion Therapeutics, Inc.†	750	9,360
La Jolla Pharmaceutical Co.†	675	4,340
Mersana Therapeutics, Inc.†	4,250	22,355
Mirati Therapeutics, Inc.†	755	55,341
Neurocrine Biosciences, Inc.†	2,458	216,550
Sarepta Therapeutics, Inc.†	916	109,178
Xencor, Inc.†	825	25,625
		442,749
Tobacco — 1.1%
Altria Group, Inc.	9,756	560,287
Transactional Software — 0.2%
ACI Worldwide, Inc.†	2,875	94,501
Synchronoss Technologies, Inc.†	1,600	9,728
		104,229
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	282
SEACOR Holdings, Inc.†	500	21,140
		21,422
Transport-Rail — 0.8%
CSX Corp.	5,026	376,045
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,050	26,019
Transport-Truck — 0.1%
ArcBest Corp.	1,475	45,415
Covenant Transportation Group, Inc., Class A†	175	3,322
Schneider National, Inc., Class B	300	6,315
YRC Worldwide, Inc.†	1,962	13,126
		68,178
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,475	20,930
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	3,212	103,009
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	200	10,598
USANA Health Sciences, Inc.†	125	10,484
		21,082
Water — 0.1%
American States Water Co.	900	64,170
Web Hosting/Design — 0.6%
Endurance International Group Holdings, Inc.†	1,300	9,425
GoDaddy, Inc., Class A†	3,745	281,587
NIC, Inc.	1,350	23,071
		314,083
Web Portals/ISP — 3.8%
Alphabet, Inc., Class C†	1,592	1,867,910
Total Common Stocks (cost $28,999,088)		35,998,972

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Cellular Telecom — 0.1%
Vodafone Group PLC 7.00% due 04/04/2079	$25,000	$25,368
Diversified Banking Institutions — 0.6%
Credit Agricole SA 8.13% due 12/23/2025*(3)	275,000	308,867
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	6,000	1
Total Preferred Securities/Capital Securities (cost $309,384)		334,236
ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.66% (1 ML+0.17%) due 01/25/2037(4)	6,232	6,050
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 4.30% (3 ML+1.51%) due 01/15/2029*	250,915	250,825
Apidos CLO FRS Series 2015-21A, Class A1R 3.71% (3 ML+0.93%) due 07/18/2027*	250,000	247,844
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.06% (1 ML+1.58%) due 10/25/2034	1,925	1,934
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class AR 3.78% (3 ML+1.05%) due 08/05/2027*	265,000	263,962
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(5)(6)(7)	995,192	37,495
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	72,275	72,604
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	69,458	69,659
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	71,092	71,476
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	68,213	69,273
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.43% due 02/25/2036(4)(6)	23,293	21,816
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(5)(6)(7)	$99,677	$3,652
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(6)(7)	124,691	4,608
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	1,792	1,791
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(5)	39,000	40,530
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	3,611	3,604
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	70,965	70,555
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	40,456
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,808
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.97% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	14,056	13,842
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	30,445	30,318
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	35,330
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	46,505
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	44,854
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	105,517
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	6,929	5,947
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.79% due 06/15/2057(5)(6)(7)	318,600	11,712
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	40,000	41,566
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,625	50,373

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.19% due 05/25/2035(4)(6)	$21,017	$21,077
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(5)	44,000	43,280
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	46,000	47,677
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	41,818
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.59% (1 ML+0.10%) due 03/25/2037	52,382	24,807
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	4,542	4,053
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.41% due 01/25/2036(4)(6)	9,360	9,397
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.03% (1 ML+0.54%) due 05/25/2035(4)	12,280	12,033
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	40,168
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	25,977
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	62,885
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	93,901	93,852
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.77% (3 ML+1.00%) due 07/25/2026*	220,964	220,819
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.56% due 12/25/2034(4)(6)	5,211	5,344
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	78,718	78,621
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	72,315	71,263
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.09% due 12/15/2047(5)(6)(7)	95,863	3,344
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(5)	$42,000	$42,598
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	8,990	6,913
MortgageIT Trust FRS Series 2005-4, Class A1 2.77% (1 ML+0.28%) due 10/25/2035(4)	25,154	24,809
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.24% (1 ML + 0.75%) due 01/25/2048*(4)	84,686	84,085
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.99% (1 ML+1.50%) due 06/25/2057*(4)	61,414	62,342
New Residential Mtg. Loan Trust VRS(4) Series 2017-1A, Class A1 4.00% due 02/25/2057*(6)	61,185	62,269
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	67,606	69,066
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	64,243	65,632
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	73,285	74,432
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.45% due 06/25/2036(4)(6)	26,813	23,431
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	6,899	6,792
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	100,084
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	73,237	72,919
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	99,218
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	10,335	10,351
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.59% (1 ML+0.10%) due 02/25/2037	8,977	5,310
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	60,387	27,737

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	$869	$829
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.62% (1 ML+0.13%) due 05/25/2037	24,728	18,974
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 4.11% due 02/20/2047(4)(6)	20,895	19,371
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 3.70% (3 ML+0.92%) due 10/20/2027*	270,000	268,151
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.74% (1 ML+0.25%) due 11/25/2036	50,000	46,305
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	62,157	61,462
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	74,777	73,555
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	80,355	78,877
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,244
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	6,727	6,651
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	648	660
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.94% due 01/25/2035(4)(6)	13,999	14,211
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	10,953	11,230
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	30,003
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,692
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	37,947
Total Asset Backed Securities (cost $4,064,629)		4,065,471
Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 6.3%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	$11,000	$11,176
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	25,662
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,386
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,304
		41,352
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	5,000	5,028
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	10,000	10,105
		15,133
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	5,102
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	10,430
		15,532
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	5,000	3,918
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,189
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,571
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	4,847
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	10,430
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	14,845
		42,800
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,178

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	$55,000	$55,073
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	25,000	25,096
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,436
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,325
		100,930
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	4,936
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	5,000	4,887
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	15,748
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	12,000	12,793
		38,364
Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	10,000	9,990
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	12,980
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	10,000	10,421
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	10,000	10,654
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	14,295
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	50,000	54,126
		112,466
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	7,057
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	8,000	8,063
Security Description	Principal Amount(16)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	$5,000	$5,263
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	4,861
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	15,000	16,461
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	15,550
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	7,000	7,140
		64,395
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	13,000	13,612
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	12,000	12,075
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,092
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	20,000	20,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,276
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	20,000	20,892
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	7,847
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	10,000	10,458
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	4,872
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	10,000	10,624
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,277

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	$5,000	$5,352
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	5,000	5,515
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	24,886
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	4,729
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	8,000	7,200
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	5,000	4,200
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	17,481
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,249
		167,642
Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,131
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	9,000	9,135
		14,266
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	15,000	15,686
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	30,000	32,412
		48,098
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	15,000	14,736
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	35,000	35,694
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	4,757
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,240
		9,997
Security Description	Principal Amount(16)	Value (Note 2)
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	$20,000	$19,100
Containers-Paper/Plastic — 0.0%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	15,000	15,894
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	10,282
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,001
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,044
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	35,025
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	30,134
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	10,000	10,192
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	41,888
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,907
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,692
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	9,825
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	30,000	30,131
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	30,000	30,498
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	15,390
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	10,000	10,961
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	14,867

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	$25,000	$24,721
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,952
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	14,860
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	4,774
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	10,220
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	5,000	5,288
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,501
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	9,753
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	40,000	39,987
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,476
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	14,898
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,402
JPMorgan Chase & Co. FRS Senior Notes 4.01% (3 ML+1.23%) due 10/24/2023	10,000	10,150
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,886
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	4,867
Morgan Stanley Senior Notes 3.59% due 07/22/2028	30,000	29,773
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,351
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,997
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	$5,000	$5,130
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,266
		576,806
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	10,016
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	5,000	5,009
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	15,591
		20,600
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	9,955
Electric-Integrated — 0.4%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	4,966
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	5,000	4,965
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,959
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	4,780
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	4,880
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,984
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	15,527
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	30,000	29,723
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,051
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	20,000	20,072
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026(9)	25,000	21,875

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(9)	$5,000	$4,450
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034(9)	25,000	24,812
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	5,000	5,398
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,978
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	9,795
		195,215
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,792
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	25,000	24,936
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	40,000	38,213
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	30,000	29,965
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,397
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	15,000	15,304
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	35,000	35,705
		156,312
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,893
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	20,000	20,000
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,030
Security Description	Principal Amount(16)	Value (Note 2)
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	$10,000	$10,562
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	15,228
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	15,335
		30,563
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	133
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	10,000	1
		135
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	45,444
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	5,000	5,094
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,377
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	5,061
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	10,000	9,321
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,325
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	15,000	15,430
		49,608
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	12,000	12,195
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,126

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	$10,000	$10,372
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,291
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,032
		25,821
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	4,000	4,140
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	5,000	4,213
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,144
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	7,000	7,184
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,075
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	15,420
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	30,000
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	10,000	9,961
		39,961
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,948
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,093
		20,041
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	20,705
Security Description	Principal Amount(16)	Value (Note 2)
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	$5,000	$4,861
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	5,000	4,510
		9,371
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,910
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	16,383
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	10,000	10,302
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	5,000	5,202
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	15,000	15,658
		52,455
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,916
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	7,000	6,586
		11,502
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	10,000	9,866
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	25,000	25,990
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,495
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	20,000	19,918
		50,403
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	10,000	10,125
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,705

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	$15,000	$15,437
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	24,760
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,206
Hess Corp. Senior Notes 7.13% due 03/15/2033	13,000	15,060
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	5,831
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,747
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	5,062
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	15,000	14,890
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	8,000	7,820
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	7,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	7,000	7,070
		118,588
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	5,000	4,950
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	12,000	11,740
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,046
		21,736
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	45,000	46,677
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,108
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	20,000	20,533
Security Description	Principal Amount(16)	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$20,000	$20,148
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,082
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,221	8,018
		109,566
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	15,000	15,072
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	5,000	5,213
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	15,000	16,085
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,600
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	5,000	5,167
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	5,000	4,806
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	5,000	4,639
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	10,101
MPLX LP Senior Notes 4.00% due 03/15/2028	5,000	4,969
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	4,777
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,074
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,035
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	4,957
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,781
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	4,884

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	$5,000	$5,102
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	10,000	10,343
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	15,000	14,875
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	5,000	5,075
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	5,000	4,874
		151,429
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	10,000	9,989
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	10,436
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,154
		45,579
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,112
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,100
		15,212
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	20,000	20,086
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,426
		24,512
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	20,000	20,593
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,205
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,141
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	$15,000	$15,172
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	25,000	25,539
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,120
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	17,194
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	25,000	26,425
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	10,712
		105,303
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	40,000	39,905
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	5,000	5,089
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,105
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,139
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	10,309
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	35,000	37,017
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	20,000	21,461
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	15,000	14,846
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	5,000	4,889
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	20,000	18,936
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	20,000	17,895
		179,591

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	$25,000	$24,677
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	15,000	15,574
		40,251
Total U.S. Corporate Bonds & Notes (cost $3,068,764)		3,108,048
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	5,000	5,148
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	5,000	5,263
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	25,000	25,410
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	5,000	4,957
		30,367
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,983
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,751
		14,734
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,131
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	10,327
		62,458
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,891
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,250
Security Description	Principal Amount(16)		Value (Note 2)
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		$20,000	$19,753
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		20,000	17,843
			37,596
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022		5,000	5,045
Mylan NV Company Guar. Notes 5.25% due 06/15/2046		5,000	4,499
			9,544
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		30,000	32,610
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		20,000	20,051
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		10,000	10,181
			30,232
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		11,000	10,098
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	8,199
			18,297
Pharmacy Services — 0.0%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		10,000	10,350
Pipelines — 0.0%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		5,000	5,099
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		10,000	10,467
			15,566
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		35,000	36,954

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	$10,000	$10,110
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,835
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	35,000	42,595
		54,540
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000	4,950
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000	5,337
		10,287
Total Foreign Corporate Bonds & Notes (cost $413,489)		389,087
MUNICIPAL BONDS & NOTES — 0.2%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	5,019
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	10,290
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	5,000	5,579
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	30,000	33,462
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	10,129
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000	15,187
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,000	10,284
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,432
Total Municipal Bonds & Notes (cost $98,389)		100,382
U.S. GOVERNMENT AGENCIES — 8.6%
Federal Home Loan Mtg. Corp. — 2.3%
2.50% due 01/01/2028	2,931	2,930
2.50% due 04/01/2028	8,235	8,234
3.00% due April TBA	200,000	199,113
3.50% due 03/01/2042	2,777	2,838
Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 09/01/2043	$23,920	$24,476
3.50% due 08/01/2048	131,765	133,897
3.50% due April TBA	65,000	65,931
4.00% due 09/01/2040	4,073	4,227
4.00% due April TBA	200,000	205,871
4.50% due 01/01/2039	483	510
4.50% due April TBA	320,000	333,953
5.00% due 07/01/2021	4,398	4,426
5.50% due 07/01/2034	3,257	3,573
6.50% due 05/01/2029	459	510
7.50% due 08/01/2023	33	33
7.50% due 04/01/2028	465	528
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	634	653
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.04% due 10/25/2047*(5)(6)	20,000	19,970
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	25,000	25,595
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(5)(6)(7)	99,994	5,309
Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	124,153	5,176
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	41,008
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.14% (1 ML+1.65%) due 04/25/2043*(4)	8,758	8,814
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.24% (1 ML+0.75%) due 09/25/2048*(4)	25,000	24,974
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	580	566
Series 3883, Class PB 3.00% due 05/15/2041(4)	7,267	7,362
Series 1577, Class PK 6.50% due 09/15/2023(4)	701	733
Series 1226, Class Z 7.75% due 03/15/2022(4)	138	145
		1,131,355

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 4.3%
2.50% due 02/01/2043	$64,515	$62,958
2.88% due 11/01/2027	80,000	79,750
2.97% due 06/01/2030	40,000	39,413
3.00% due 01/01/2028	5,836	5,912
3.16% due 08/01/2027	75,000	76,192
3.50% due 08/01/2026	7,052	7,213
3.50% due 09/01/2026	6,932	7,100
3.50% due 10/01/2028	9,516	9,765
3.50% due 11/01/2047	192,536	195,504
3.50% due 03/01/2048	95,193	96,722
3.50% due April TBA	270,000	273,660
4.00% due 11/01/2025	1,187	1,229
4.00% due 09/01/2040	3,620	3,754
4.00% due 11/01/2040	1,286	1,334
4.00% due 12/01/2040	15,983	16,578
4.00% due 10/01/2041	5,472	5,676
4.00% due 11/01/2041	5,762	5,979
4.00% due 01/01/2042	5,281	5,478
4.00% due 12/01/2043	14,965	15,682
4.00% due 02/01/2049	338,863	349,745
4.00% due April TBA	195,000	200,577
4.50% due 11/01/2022	1,960	2,000
4.50% due 01/01/2039	1,420	1,500
4.50% due 06/01/2039	17,633	18,584
4.50% due 09/01/2039	3,096	3,272
4.50% due 09/01/2040	6,302	6,663
4.50% due 05/01/2041	2,343	2,453
5.00% due 06/01/2019	15	15
5.00% due 05/01/2035	541	582
5.00% due 06/01/2040	21,793	23,502
5.00% due 07/01/2040	5,195	5,603
5.00% due April TBA	100,000	105,720
5.50% due 11/01/2020	825	832
5.50% due 04/01/2021	13,686	13,832
5.50% due 12/01/2029	828	884
5.50% due 06/01/2035	56,530	62,140
5.50% due 08/01/2037	8,531	9,377
5.50% due 06/01/2038	4,289	4,683
6.00% due 12/01/2033	3,970	4,378
6.00% due 05/01/2034	287	317
6.00% due 06/01/2040	103	114
6.50% due 10/01/2037	92	103
7.00% due 06/01/2037	3,713	4,255
Federal National Mtg. Assoc. FRS 4.34% (12 ML+1.57%) due 05/01/2037	1,086	1,131
4.57% (12 ML+1.82%) due 10/01/2040	1,067	1,116
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 6.04% (1 ML+3.55%) due 07/25/2029(4)	10,000	10,742
Series 2016-C07, Class 2M2 6.84% (1 ML+4.35%) due 05/25/2029(4)	20,143	22,055
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	$5,031	$4,952
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	6,260	6,089
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	12,664	12,400
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	13,399	13,282
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	10,762	10,676
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	17,023	17,063
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	3,525	3,542
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	10,487	10,515
Series 2017-72, Class B 3.00% due 09/25/2047(4)	15,246	15,216
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	17,641	17,606
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	16,755	16,791
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	7,840	8,094
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	20,868	21,330
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	18,046	18,431
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	20,126	20,509
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	14,781	15,459
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	18,704	19,172
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	13,658	13,832
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	13,556	13,847
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	27,119	27,613
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	8,083	8,276
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	20,642	21,164
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	18,834	19,205
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	14,000	14,263
		2,115,401
Government National Mtg. Assoc. — 2.0%
3.00% due April TBA	200,000	200,859
3.50% due April TBA	400,000	408,649
4.00% due 09/15/2041	143,973	148,907
4.00% due April TBA	100,000	103,248
4.50% due 06/15/2041	48,681	51,194
6.00% due 11/15/2031	16,666	17,951
7.00% due 05/15/2033	4,721	5,379
9.00% due 11/15/2021	40	41

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	$19,345	$18,727
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	91	101
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,415	1,613
		956,669
Total U.S. Government Agencies (cost $4,165,457)		4,203,425
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 1.9%
2.88% due 08/15/2045(12)(13)	106,000	107,412
2.88% due 11/15/2046	93,000	94,155
3.00% due 05/15/2045	16,000	16,600
3.00% due 11/15/2045	101,000	104,819
3.00% due 02/15/2047	50,000	51,885
3.00% due 02/15/2048	185,000	191,410
3.13% due 05/15/2048	45,000	47,716
3.63% due 08/15/2043	65,000	74,679
3.75% due 11/15/2043	55,000	64,477
8.13% due 08/15/2021	75,000	85,016
		838,169
United States Treasury Notes — 1.8%
0.38% due 07/15/2027 TIPS(10)	380,708	377,790
0.88% due 01/15/2029 TIPS(10)	64,793	66,852
1.88% due 02/28/2022	250,000	247,412
2.25% due 08/15/2027	50,000	49,521
3.13% due 11/15/2028	215,000	228,060
		969,635
Total U.S. Government Treasuries (cost $1,787,408)		1,807,804
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Romania Senior Notes 6.13% due 01/22/2044	56,000	64,004
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	6,000	6,390
Total Foreign Government Obligations (cost $71,337)		70,394
OPTIONS — PURCHASED†(11) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $9,855)	763,000	2,486
Total Long-Term Investment Securities (cost $42,987,800)		50,080,305
Security Description	Principal Amount(16)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.2%
Societe Generale SA 2.39% due 04/01/19*		$100,000	$99,980
Foreign Government Obligations — 0.6%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	50,000	2,605
Government of Egypt Bills 19.43% due 10/15/2019	EGP	300,000	15,862
Government of Japan Bills (0.21)% due 05/27/2019	JPY	32,000,000	288,813
			307,280
Total Short-Term Investment Securities (cost $407,788)			407,260
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(14)		155,000	155,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		65,000	65,000
BNP Paribas SA Joint Repurchase Agreement(14)		120,000	120,000
Deutsche Bank AG Joint Repurchase Agreement(14)		130,000	130,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		135,000	135,000
Total Repurchase Agreements (cost $605,000)			605,000
TOTAL INVESTMENTS (cost $44,000,588)(15)		104.0%	51,092,565
Liabilities in excess of other assets		(4.0)	(1,955,473)
NET ASSETS		100.0%	$49,137,092

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $3,843,121 representing 7.8% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,794	$897.18	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(9)  Security in default of interest.

(10)  Principal amount of security is adjusted for inflation.

(11)  Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$370	$4,884	$554	$(4,330)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus 3 Month USD LIBOR-BBA maturing on 03/18/2020	Goldman Sachs International	March 2020	3.00	393	4,971	1,932	(3,039)
					$9,855	$2,486	$(7,369)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Short	Australian 10 YR Bonds	June 2019	$96,940	$98,382	$(1,442)
3	Long	E-Mini Russell 2000 Index	June 2019	232,401	231,570	(831)
2	Long	U.S. Treasury 2 Year Notes	June 2019	424,587	426,188	1,601
7	Long	U.S. Treasury 5 Year Notes	June 2019	802,649	810,797	8,148
2	Short	U.S. Treasury 10 Year Notes	June 2019	245,692	248,437	(2,745)
4	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	519,469	531,125	(11,656)
1	Long	U.S. Treasury Long Bonds	June 2019	145,364	149,656	4,292
2	Long	U.S. Treasury Ultra Bonds	June 2019	323,734	336,000	12,266
						$9,633

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	32,000,000	USD	292,402	05/28/2019	$2,406	$—
Net Unrealized Appreciation (Depreciation)						$2,406	$—

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$2,646
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,795)	(1,662)
USD	65	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(223)	(3,323)
					$(3,018)	$(2,339)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$52,910	$—	$1,794	$54,704
Other Industries	35,944,268	—	—	35,944,268
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	334,235	—	334,235
Asset Backed Securities	—	4,065,471	—	4,065,471
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	133	2	135
Other Industries	—	3,107,913	—	3,107,913
Foreign Corporate Bonds & Notes	—	389,087	—	389,087
Municipal Bond & Notes	—	100,382	—	100,382
U.S. Government Agencies	—	4,203,425	—	4,203,425
U.S. Government Treasuries	—	1,807,804	—	1,807,804
Foreign Government Obligations	—	70,394	—	70,394
Options — Purchased	—	2,486	—	2,486
Short-Term Investment Securities	—	407,260	—	407,260
Repurchase Agreements	—	605,000	—	605,000
Total Investments at Value	$35,997,178	$15,093,590	$1,797	$51,092,565
Other Financial Instruments:†
Futures Contracts	$26,307	$—	$—	$26,307
Forward Foreign Currency Contracts	—	2,406	—	2,406
Centrally Cleared Interest Rate Swap Contracts	—	2,646	—	2,646
Total Other Financial Instruments	$26,307	$5,052	$—	$31,359
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,674	$—	$—	$16,674
Centrally Cleared Interest Rate Swap Contracts	—	4,985	—	4,985
Total Other Financial Instruments	$16,674	$4,985	$—	$21,659

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	14.0%
Federal National Mtg. Assoc.	6.6
Applications Software	3.8
Federal Home Loan Mtg. Corp.	3.8
United States Treasury Notes	3.6
Government National Mtg. Assoc.	3.3
Electronic Components-Semiconductors	3.0
Web Portals/ISP	2.9
United States Treasury Bonds	2.8
E-Commerce/Products	2.8
Diversified Banking Institutions	2.7
Finance-Credit Card	2.4
Real Estate Investment Trusts	2.4
Medical-Drugs	2.3
Banks-Commercial	1.8
Medical-HMO	1.6
Computers	1.5
Tobacco	1.5
Medical-Biomedical/Gene	1.5
Retail-Restaurants	1.4
Internet Content-Entertainment	1.3
Consulting Services	1.3
Repurchase Agreements	1.2
Electronic Forms	1.0
Foreign Government Obligations	1.0
Diversified Manufacturing Operations	1.0
Cable/Satellite TV	0.9
Medical Products	0.9
Oil Companies-Exploration & Production	0.8
Finance-Other Services	0.8
Broadcast Services/Program	0.8
Aerospace/Defense-Equipment	0.8
Multimedia	0.8
Electric-Integrated	0.7
Transport-Rail	0.7
Therapeutics	0.7
Aerospace/Defense	0.7
Enterprise Software/Service	0.7
Insurance-Property/Casualty	0.7
Commercial Services	0.6
Semiconductor Equipment	0.6
Athletic Footwear	0.6
Telephone-Integrated	0.6
Computer Aided Design	0.6
Medical Instruments	0.6
Pipelines	0.5
Beverages-Wine/Spirits	0.5
Web Hosting/Design	0.5
Auto/Truck Parts & Equipment-Original	0.5
Commercial Services-Finance	0.5
Coatings/Paint	0.5
Industrial Gases	0.4
Cosmetics & Toiletries	0.4
Electronic Components-Misc.	0.4
Computer Software	0.4
Building Products-Cement	0.4
Finance-Investment Banker/Broker	0.4
Diagnostic Equipment	0.4
Machinery-General Industrial	0.4
Savings & Loans/Thrifts	0.4
Brewery	0.4%
Machinery-Farming	0.4
Cruise Lines	0.4
Building-Residential/Commercial	0.3
Sovereign	0.3
Pharmacy Services	0.3
Hotels/Motels	0.3
Building & Construction-Misc.	0.3
Banks-Super Regional	0.3
Finance-Consumer Loans	0.3
Human Resources	0.3
Municipal Bonds & Notes	0.3
Containers-Metal/Glass	0.3
Food-Catering	0.3
E-Commerce/Services	0.3
Cellular Telecom	0.3
Oil-Field Services	0.2
Industrial Automated/Robotic	0.2
Firearms & Ammunition	0.2
Coal	0.2
Retail-Apparel/Shoe	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical Labs & Testing Services	0.2
Electronic Parts Distribution	0.2
Independent Power Producers	0.2
Transactional Software	0.2
Energy-Alternate Sources	0.2
Insurance-Life/Health	0.2
Power Converter/Supply Equipment	0.2
Oil Refining & Marketing	0.2
Apparel Manufacturers	0.2
Pastoral & Agricultural	0.2
Food-Misc./Diversified	0.2
Veterinary Diagnostics	0.2
Internet Content-Information/News	0.2
Chemicals-Diversified	0.2
Chemicals-Specialty	0.2
Electric-Distribution	0.1
Distribution/Wholesale	0.1
Computer Services	0.1
Auto-Cars/Light Trucks	0.1
Computers-Integrated Systems	0.1
Electronic Measurement Instruments	0.1
Transport-Truck	0.1
Financial Guarantee Insurance	0.1
Commercial Paper	0.1
Retail-Sporting Goods	0.1
Medical-Hospitals	0.1
Water	0.1
Rubber/Plastic Products	0.1
Oil Field Machinery & Equipment	0.1
Auto-Truck Trailers	0.1
Home Furnishings	0.1
Internet Connectivity Services	0.1
Paper & Related Products	0.1
Office Supplies & Forms	0.1
Television	0.1
Gas-Distribution	0.1
Metal-Iron	0.1
Auto/Truck Parts & Equipment-Replacement	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Audio/Video Products	0.1%
Publishing-Newspapers	0.1
E-Services/Consulting	0.1
Insurance Brokers	0.1
Publishing-Books	0.1
Miscellaneous Manufacturing	0.1
Racetracks	0.1
Engineering/R&D Services	0.1
Medical-Outpatient/Home Medical	0.1
B2B/E-Commerce	0.1
Building-Heavy Construction	0.1
Internet Security	0.1
Containers-Paper/Plastic	0.1
Footwear & Related Apparel	0.1
Retail-Building Products	0.1
Metal Products-Distribution	0.1
Printing-Commercial	0.1
Computers-Memory Devices	0.1
Computer Data Security	0.1
Telecom Services	0.1
Electric-Generation	0.1
Investment Management/Advisor Services	0.1
Machinery-Pumps	0.1
Oil Companies-Integrated	0.1
Schools	0.1
Retail-Drug Store	0.1
Retail-Discount	0.1
Building Products-Doors & Windows	0.1
Poultry	0.1
Networking Products	0.1
Wireless Equipment	0.1
Medical Information Systems	0.1
Airlines	0.1
107.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.2%
Aerospace/Defense — 0.7%
Boeing Co.	1,399	$533,607
Aerospace/Defense-Equipment — 0.6%
L3 Technologies, Inc.	2,124	438,330
Moog, Inc., Class A	275	23,911
		462,241
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	900	132,291
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	350	7,511
Applications Software — 3.7%
Brightcove, Inc.†	3,125	26,281
Microsoft Corp.	20,061	2,365,994
salesforce.com, Inc.†	3,793	600,698
Telenav, Inc.†	4,662	28,298
		3,021,271
Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,533	465,934
Audio/Video Products — 0.1%
Sonos, Inc.†	7,850	80,776
Auto-Truck Trailers — 0.1%
Wabash National Corp.	6,525	88,414
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,390	269,471
Meritor, Inc.†	1,500	30,525
Tenneco, Inc., Class A	4,400	97,504
		397,500
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,125	80,899
B2B/E-Commerce — 0.1%
ePlus, Inc.†	725	64,191
Banks-Commercial — 1.5%
1st Source Corp.	460	20,659
BancFirst Corp.	1,400	73,010
BancorpSouth Bank	1,875	52,912
Banner Corp.	3,000	162,510
Cadence BanCorp	125	2,319
Cathay General Bancorp	725	24,585
Central Pacific Financial Corp.	2,275	65,611
Central Valley Community Bancorp	175	3,421
Citizens & Northern Corp.	200	5,008
City Holding Co.	475	36,190
Columbia Banking System, Inc.	1,800	58,842
CVB Financial Corp.	3,025	63,676
East West Bancorp, Inc.	18	863
Enterprise Financial Services Corp.	425	17,327
First Commonwealth Financial Corp.	3,075	38,745
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Community Bankshares, Inc.	200	$6,628
First Hawaiian, Inc.	675	17,584
First Interstate BancSystem, Inc., Class A	475	18,915
Great Western Bancorp, Inc.	225	7,108
Hope Bancorp, Inc.	1,508	19,725
Independent Bank Corp./ Massachusetts	100	8,101
Independent Bank Corp./ Michigan	875	18,813
OFG Bancorp	275	5,442
PacWest Bancorp	500	18,805
Simmons First National Corp., Class A	880	21,542
South State Corp.	100	6,834
TCF Financial Corp.	1,875	38,794
Trustmark Corp.	4,575	153,857
UMB Financial Corp.	450	28,818
Union Bankshares Corp.	359	11,606
United Bankshares, Inc.	1,350	48,924
Webster Financial Corp.	450	22,802
West Bancorporation, Inc.	300	6,204
Westamerica Bancorporation	1,750	108,150
		1,194,330
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	5,987
Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	1,774	311,035
Broadcast Services/Program — 0.6%
Discovery, Inc., Class C†	7,813	198,607
Hemisphere Media Group, Inc.†	2,000	28,200
Liberty Media Corp. — Liberty Formula One, Series C†	6,344	222,357
		449,164
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	1,325	32,304
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	700	36,673
EMCOR Group, Inc.	2,725	199,143
MYR Group, Inc.†	900	31,167
		266,983
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	2,475	61,355
Vulcan Materials Co.	2,094	247,930
		309,285
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	875	43,654
Building Products-Wood — 0.0%
Boise Cascade Co.	825	22,077

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.1%
MasTec, Inc.†	975	$46,897
Sterling Construction Co., Inc.†	1,350	16,902
		63,799
Building-Maintenance & Services — 0.0%
ABM Industries, Inc.	475	17,266
Building-Residential/Commercial — 0.3%
KB Home	7,750	187,317
Taylor Morrison Home Corp., Class A†	3,825	67,894
TRI Pointe Group, Inc.†	1,050	13,272
		268,483
Cable/Satellite TV — 0.4%
Liberty Broadband Corp., Class C†	2,886	264,762
WideOpenWest, Inc.†	3,850	35,035
		299,797
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,225	33,516
Chemicals-Plastics — 0.0%
PolyOne Corp.	350	10,259
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	625	36,744
OMNOVA Solutions, Inc.†	2,625	18,427
		55,171
Coal — 0.2%
Arch Coal, Inc., Class A	700	63,889
NACCO Industries, Inc., Class A	400	15,288
Peabody Energy Corp.	1,425	40,370
Warrior Met Coal, Inc.	2,400	72,960
		192,507
Coatings/Paint — 0.4%
Sherwin-Williams Co.	797	343,276
Commercial Services — 0.6%
CoStar Group, Inc.†	657	306,438
Medifast, Inc.	125	15,944
ServiceMaster Global Holdings, Inc.†	3,265	152,475
		474,857
Commercial Services-Finance — 0.4%
Euronet Worldwide, Inc.†	150	21,389
Green Dot Corp., Class A†	400	24,260
Worldpay, Inc., Class A†	2,157	244,819
		290,468
Computer Aided Design — 0.6%
Altair Engineering, Inc., Class A†	625	23,006
Aspen Technology, Inc.†	850	88,621
Autodesk, Inc.†	2,147	334,546
		446,173
Security Description	Shares	Value (Note 2)
Computer Data Security — 0.1%
Qualys, Inc.†	625	$51,712
Computer Services — 0.1%
CACI International, Inc., Class A†	175	31,853
Science Applications International Corp.	1,000	76,950
Unisys Corp.†	325	3,793
		112,596
Computer Software — 0.4%
Box, Inc., Class A†	650	12,552
Cloudera, Inc.†	3,950	43,213
j2 Global, Inc.	375	32,475
SS&C Technologies Holdings, Inc.	3,416	217,565
TiVo Corp.	1,475	13,747
		319,552
Computers — 1.5%
Apple, Inc.	6,329	1,202,194
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	3,975	111,578
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	275	7,398
Consulting Services — 1.3%
Gartner, Inc.†	3,777	572,895
Huron Consulting Group, Inc.†	1,825	86,177
Navigant Consulting, Inc.	6,675	129,962
Verisk Analytics, Inc.	1,769	235,277
		1,024,311
Containers-Metal/Glass — 0.3%
Ball Corp.	3,573	206,734
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,625	20,524
Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	400	17,556
Estee Lauder Cos., Inc., Class A	1,938	320,836
		338,392
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	5,150	283,044
Data Processing/Management — 0.0%
CommVault Systems, Inc.†	575	37,226
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	1,225	26,766
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,039	284,395
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,900	33,459
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	175	15,444

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	800	$29,704
Fossil Group, Inc.†	3,625	49,735
Titan Machinery, Inc.†	1,475	22,951
Veritiv Corp.†	625	16,450
		118,840
Diversified Manufacturing Operations — 1.0%
Actuant Corp., Class A	1,825	44,475
Fabrinet†	850	44,506
Harsco Corp.†	1,300	26,208
Illinois Tool Works, Inc.	2,278	326,961
Parker-Hannifin Corp.	2,053	352,336
		794,486
E-Commerce/Products — 2.7%
Amazon.com, Inc.†	1,128	2,008,686
Wayfair, Inc., Class A†	1,313	194,915
		2,203,601
E-Commerce/Services — 0.3%
Groupon, Inc.†	4,475	15,886
Liberty Expedia Holdings, Inc., Class A†	3,875	165,850
Upwork, Inc.†	1,050	20,097
		201,833
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	1,100	11,550
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,875	78,746
Electric Products-Misc. — 0.0%
Graham Corp.	300	5,889
Electric-Distribution — 0.1%
Portland General Electric Co.	1,500	77,760
Spark Energy, Inc., Class A	2,300	20,493
		98,253
Electric-Generation — 0.1%
Atlantic Power Corp.†	19,765	49,808
Electric-Integrated — 0.1%
Black Hills Corp.	300	22,221
El Paso Electric Co.	875	51,467
PNM Resources, Inc.	650	30,771
		104,459
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	175	4,424
Benchmark Electronics, Inc.	1,350	35,437
OSI Systems, Inc.†	925	81,030
Sensata Technologies Holding PLC†	4,043	182,016
		302,907
Electronic Components-Semiconductors — 2.5%
Amkor Technology, Inc.†	5,875	50,172
Microchip Technology, Inc.	3,721	308,694
NVIDIA Corp.	3,310	594,344
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Rambus, Inc.†	15,025	$157,011
Synaptics, Inc.†	2,025	80,494
Texas Instruments, Inc.	6,936	735,702
Xperi Corp.	5,425	126,945
		2,053,362
Electronic Forms — 1.0%
Adobe, Inc.†	3,085	822,122
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	2,850	82,251
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,625	166,416
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,675	22,445
Renewable Energy Group, Inc.†	2,500	54,900
REX American Resources Corp.†	950	76,579
		153,924
Engineering/R&D Services — 0.0%
VSE Corp.	475	15,001
Enterprise Software/Service — 0.7%
Blackline, Inc.†	475	22,002
Domo, Inc., Class B†	750	30,248
Donnelley Financial Solutions, Inc.†	1,025	15,252
Manhattan Associates, Inc.†	375	20,666
MicroStrategy, Inc., Class A†	150	21,638
Progress Software Corp.	2,550	113,143
SPS Commerce, Inc.†	400	42,424
Tyler Technologies, Inc.†	1,332	272,261
		537,634
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	33,895
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	125	6,884
Synchrony Financial	6,300	200,970
		207,854
Finance-Credit Card — 2.3%
Mastercard, Inc., Class A	3,681	866,691
Visa, Inc., Class A	6,595	1,030,073
		1,896,764
Finance-Investment Banker/Broker — 0.4%
Cowen, Inc.†	625	9,056
Houlihan Lokey, Inc.	1,225	56,166
TD Ameritrade Holding Corp.	4,751	237,503
		302,725
Finance-Other Services — 0.6%
CME Group, Inc.	1,158	190,583
Deluxe Corp.	900	39,348
Intercontinental Exchange, Inc.	3,255	247,836
WageWorks, Inc.†	775	29,264
		507,031

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,425	$42,126
MGIC Investment Corp.†	1,925	25,391
NMI Holdings, Inc., Class A†	900	23,283
Radian Group, Inc.	500	10,370
		101,170
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	3,558	193,591
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	4,305
Food-Catering — 0.3%
Aramark	6,857	202,624
Food-Dairy Products — 0.0%
Dean Foods Co.	2,225	6,742
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	2,225	57,294
Weyco Group, Inc.	100	3,096
		60,390
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	225	14,767
Southwest Gas Holdings, Inc.	450	37,017
		51,784
Home Furnishings — 0.1%
Sleep Number Corp.†	1,850	86,950
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	3,064	254,649
Red Lion Hotels Corp.†	1,550	12,524
		267,173
Human Resources — 0.3%
Barrett Business Services, Inc.	1,500	115,995
Cross Country Healthcare, Inc.†	3,475	24,429
Heidrick & Struggles International, Inc.	200	7,666
Kforce, Inc.	1,200	42,144
TrueBlue, Inc.†	1,375	32,505
		222,739
Independent Power Producers — 0.2%
Clearway Energy, Inc., Class A	825	11,995
Clearway Energy, Inc., Class C	1,775	26,820
NRG Energy, Inc.	2,949	125,274
		164,089
Industrial Audio & Video Products — 0.0%
Turtle Beach Corp.†	725	8,236
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,947	200,744
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,871	357,286
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	150	$4,053
CNO Financial Group, Inc.	2,200	35,596
Primerica, Inc.	700	85,505
		125,154
Insurance-Multi-line — 0.0%
Kemper Corp.	275	20,939
Insurance-Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	125	2,265
First American Financial Corp.	300	15,450
Kinsale Capital Group, Inc.	725	49,713
Navigators Group, Inc.	250	17,468
ProAssurance Corp.	550	19,035
Progressive Corp.	5,734	413,364
Universal Insurance Holdings, Inc.	525	16,275
		533,570
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	175	5,317
Third Point Reinsurance, Ltd.†	925	9,601
		14,918
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,575	85,444
Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	3,260	543,409
Netflix, Inc.†	1,500	534,840
		1,078,249
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	651	18,267
Yelp, Inc.†	3,050	105,225
		123,492
Internet Security — 0.1%
Proofpoint, Inc.†	325	39,465
Zix Corp.†	3,425	23,564
		63,029
Investment Companies — 0.0%
BrightSphere Investment Group PLC	300	4,068
Investment Management/Advisor Services — 0.1%
Stifel Financial Corp.	925	48,803
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	1,292
Machinery-Farming — 0.4%
Deere & Co.	1,822	291,228
Machinery-General Industrial — 0.4%
DXP Enterprises, Inc.†	1,025	39,893
Kadant, Inc.	600	52,776
Wabtec Corp.	2,795	206,047
		298,716
Machinery-Pumps — 0.1%
CSW Industrials, Inc.†	850	48,696

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	675	$16,524
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	4,300	41,022
Medical Instruments — 0.5%
AngioDynamics, Inc.†	2,600	59,436
Boston Scientific Corp.†	7,147	274,302
NuVasive, Inc.†	1,175	66,728
		400,466
Medical Labs & Testing Services — 0.2%
Medpace Holdings, Inc.†	825	48,650
SI-BONE, Inc.†	150	2,826
Teladoc Health, Inc.†	2,389	132,829
		184,305
Medical Products — 0.8%
Abbott Laboratories	3,366	269,078
Axonics Modulation Technologies, Inc.†	100	2,395
ICU Medical, Inc.†	598	143,119
Integer Holdings Corp.†	2,125	160,268
Luminex Corp.	700	16,107
Nevro Corp.†	625	39,069
Orthofix Medical, Inc.†	425	23,974
		654,010
Medical-Biomedical/Gene — 1.4%
ACADIA Pharmaceuticals, Inc.†	1,700	45,645
Achillion Pharmaceuticals, Inc.†	4,525	13,394
Alder Biopharmaceuticals, Inc.†	1,950	26,617
AMAG Pharmaceuticals, Inc.†	200	2,576
Amicus Therapeutics, Inc.†	3,125	42,500
AnaptysBio, Inc.†	1,753	128,057
Aptinyx, Inc.†	1,225	4,961
Arena Pharmaceuticals, Inc.†	945	42,364
Atara Biotherapeutics, Inc.†	1,050	41,737
Biohaven Pharmaceutical Holding Co., Ltd.†	1,175	60,477
Bluebird Bio, Inc.†	150	23,600
Cymabay Therapeutics, Inc.†	2,450	32,536
CytomX Therapeutics, Inc.†	1,075	11,556
Forty Seven, Inc.†	2,000	32,320
Gilead Sciences, Inc.	2,148	139,641
Homology Medicines, Inc.†	650	18,025
Insmed, Inc.†	4,648	135,117
Intercept Pharmaceuticals, Inc.†	400	44,744
Menlo Therapeutics, Inc.†	850	6,673
Myriad Genetics, Inc.†	1,275	42,330
NewLink Genetics Corp.†	1,100	2,123
Puma Biotechnology, Inc.†	725	28,123
REGENXBIO, Inc.†	650	37,251
resTORbio, Inc.†	625	4,263
Sage Therapeutics, Inc.†	548	87,159
Sangamo Therapeutics, Inc.†	625	5,963
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Selecta Biosciences, Inc.†	933	$2,211
Solid Biosciences, Inc.†	1,000	9,200
Synlogic, Inc.†	2,025	15,370
TCR2 Therapeutics, Inc.†	800	13,944
Twist Bioscience Corp.†	675	15,647
Y-mAbs Therapeutics, Inc.†	100	2,621
		1,118,745
Medical-Drugs — 2.1%
AbbVie, Inc.	5,519	444,776
Aimmune Therapeutics, Inc.†	1,025	22,909
Alector, Inc.†	400	7,488
Athenex, Inc.†	2,500	30,625
Bristol-Myers Squibb Co.	4,081	194,705
Clovis Oncology, Inc.†	1,425	35,368
Eagle Pharmaceuticals, Inc.†	250	12,623
Eli Lilly & Co.	1,751	227,210
Global Blood Therapeutics, Inc.†	1,025	54,253
Gritstone Oncology, Inc.†	475	6,318
Horizon Pharma PLC†	1,975	52,199
Lannett Co., Inc.†	3,800	29,906
Mallinckrodt PLC†	925	20,109
Merck & Co., Inc.	3,369	280,200
MyoKardia, Inc.†	1,100	57,189
Paratek Pharmaceuticals, Inc.†	2,500	13,400
Prestige Consumer Healthcare, Inc.†	1,625	48,604
Principia Biopharma, Inc.†	1,150	39,100
Reata Pharmaceuticals, Inc., Class A†	470	40,171
Seres Therapeutics, Inc.†	5,175	35,552
Sutro Biopharma, Inc.†	375	4,271
TG Therapeutics, Inc.†	2,200	17,688
Vanda Pharmaceuticals, Inc.†	1,575	28,980
Voyager Therapeutics, Inc.†	1,675	32,059
		1,735,703
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	369
Endo International PLC†	3,600	28,908
		29,277
Medical-HMO — 1.4%
Humana, Inc.	1,090	289,940
Tivity Health, Inc.†	1,475	25,901
Triple-S Management Corp., Class B†	2,875	65,608
UnitedHealth Group, Inc.	2,897	716,312
		1,097,761
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	2,675	9,978
Quorum Health Corp.†	2,708	3,791
Surgery Partners, Inc.†	1,225	13,818
Tenet Healthcare Corp.†	1,400	40,376
		67,963

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	525	$64,711
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	5,200	21,320
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	3,764
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,475	55,047
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	100	10,473
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,700	70,601
Motion Pictures & Services — 0.0%
Eros International PLC†	175	1,600
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,175	14,558
Multimedia — 0.6%
Entravision Communications Corp., Class A	1,343	4,351
Walt Disney Co.	4,085	453,558
		457,909
Networking Products — 0.1%
Infinera Corp.†	6,325	27,450
NeoPhotonics Corp.†	2,250	14,153
		41,603
Office Furnishings-Original — 0.0%
HNI Corp.	900	32,661
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	9,825	84,102
Oil Companies-Exploration & Production — 0.3%
Denbury Resources, Inc.†	9,000	18,450
EOG Resources, Inc.	1,251	119,070
Gulfport Energy Corp.†	4,575	36,692
Unit Corp.†	350	4,984
W&T Offshore, Inc.†	11,150	76,935
		256,131
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,950	89,407
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	125	4,882
CVR Energy, Inc.	950	39,140
Murphy USA, Inc.†	550	47,091
		91,113
Oil-Field Services — 0.2%
FTS International, Inc.†	1,150	11,500
Matrix Service Co.†	3,400	66,572
MRC Global, Inc.†	3,825	66,861
NOW, Inc.†	4,050	56,538
		201,471
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.1%
Domtar Corp.	350	$17,377
Verso Corp., Class A†	3,150	67,473
		84,850
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	6,050	130,982
Poultry — 0.1%
Sanderson Farms, Inc.	325	42,848
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,375	121,671
Powell Industries, Inc.	775	20,576
		142,247
Printing-Commercial — 0.1%
Ennis, Inc.	2,575	53,457
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,225	52,526
Tribune Publishing Co.†	1,600	18,864
		71,390
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,500	79,050
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,386	68,059
Real Estate Investment Trusts — 2.1%
Alexander & Baldwin, Inc.	376	9,565
American Assets Trust, Inc.	1,850	84,841
Americold Realty Trust	3,000	91,530
Ashford Hospitality Trust, Inc.	5,425	25,769
Capstead Mtg. Corp.	650	5,584
Cherry Hill Mtg. Investment Corp.	950	16,359
CorEnergy Infrastructure Trust, Inc.	85	3,124
CoreSite Realty Corp.	1,175	125,748
Cousins Properties, Inc.	2,200	21,252
Crown Castle International Corp.	4,157	532,096
CubeSmart	575	18,423
DiamondRock Hospitality Co.	4,950	53,608
Dynex Capital, Inc.	375	2,284
EastGroup Properties, Inc.	375	41,865
Equity LifeStyle Properties, Inc.	225	25,717
First Industrial Realty Trust, Inc.	425	15,028
GEO Group, Inc.	3,875	74,400
Gladstone Commercial Corp.	175	3,635
Hersha Hospitality Trust	700	11,998
Highwoods Properties, Inc.	325	15,204
Hospitality Properties Trust	875	23,021
Invesco Mtg. Capital, Inc.	1,675	26,465
Invitation Homes, Inc.	4,221	102,697
Mack-Cali Realty Corp.	775	17,205
National Retail Properties, Inc.	100	5,539
Pebblebrook Hotel Trust	3,850	119,581

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	1,625	$33,881
PotlatchDeltic Corp.	500	18,895
PS Business Parks, Inc.	150	23,525
RLJ Lodging Trust	500	8,785
Saul Centers, Inc.	425	21,832
Taubman Centers, Inc.	300	15,864
Two Harbors Investment Corp.	4,479	60,601
Xenia Hotels & Resorts, Inc.	375	8,216
		1,664,137
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	6,275	171,998
Tailored Brands, Inc.	1,850	14,504
		186,502
Retail-Appliances — 0.0%
Conn's, Inc.†	400	9,144
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	6,175	25,935
Retail-Drug Store — 0.1%
Rite Aid Corp.†	75,450	47,911
Retail-Misc./Diversified — 0.0%
GameStop Corp., Class A	2,050	20,828
Retail-Office Supplies — 0.0%
Office Depot, Inc.	9,925	36,028
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	250	21,625
Retail-Restaurants — 1.4%
Bloomin' Brands, Inc.	4,550	93,047
Brinker International, Inc.	4,250	188,615
Dunkin' Brands Group, Inc.	1,564	117,456
McDonald's Corp.	1,634	310,297
Starbucks Corp.	5,367	398,983
		1,108,398
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	2,075	47,331
Zumiez, Inc.†	2,050	51,024
		98,355
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	275	4,705
Trinseo SA	1,975	89,468
		94,173
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	750	11,153
Capitol Federal Financial, Inc.	175	2,336
First Defiance Financial Corp.	325	9,341
Flushing Financial Corp.	625	13,706
Investors Bancorp, Inc.	2,050	24,292
Meridian Bancorp, Inc.	4,500	70,605
Northfield Bancorp, Inc.	4,550	63,245
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
People's United Financial, Inc.	1,022	$16,802
Washington Federal, Inc.	2,950	85,225
		296,705
Schools — 0.1%
K12, Inc.†	1,425	48,635
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	825	2,417
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	2,125	89,399
Semiconductor Equipment — 0.6%
Cohu, Inc.	2,650	39,087
Lam Research Corp.	2,261	404,742
Veeco Instruments, Inc.†	2,750	29,810
		473,639
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	425	15,870
Telecom Services — 0.1%
HC2 Holdings, Inc.†	5,003	12,257
Vonage Holdings Corp.†	3,825	38,403
		50,660
Television — 0.1%
ION Media Networks, Inc.†(1)(2)	4	3,589
Sinclair Broadcast Group, Inc., Class A	2,050	78,884
		82,473
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	2,375	35,269
Therapeutics — 0.7%
Flexion Therapeutics, Inc.†	1,100	13,728
La Jolla Pharmaceutical Co.†	1,000	6,430
Mersana Therapeutics, Inc.†	6,557	34,490
Mirati Therapeutics, Inc.†	937	68,682
Neurocrine Biosciences, Inc.†	3,008	265,005
Sarepta Therapeutics, Inc.†	1,196	142,551
Xencor, Inc.†	1,200	37,272
		568,158
Tobacco — 0.9%
Altria Group, Inc.	12,118	695,937
Transactional Software — 0.2%
ACI Worldwide, Inc.†	4,375	143,806
Synchronoss Technologies, Inc.†	2,375	14,440
		158,246
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66	424
SEACOR Holdings, Inc.†	775	32,767
		33,191
Transport-Rail — 0.6%
CSX Corp.	6,508	486,929

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.0%
Echo Global Logistics, Inc.†		1,575	$39,029
Transport-Truck — 0.1%
ArcBest Corp.		2,200	67,738
Covenant Transportation Group, Inc., Class A†		250	4,745
Schneider National, Inc., Class B		450	9,473
YRC Worldwide, Inc.†		3,109	20,799
			102,755
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†		2,200	31,218
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†		3,965	127,158
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†		300	15,897
USANA Health Sciences, Inc.†		175	14,677
			30,574
Water — 0.1%
American States Water Co.		1,350	96,255
Web Hosting/Design — 0.5%
Endurance International Group Holdings, Inc.†		1,925	13,956
GoDaddy, Inc., Class A†		4,655	350,010
NIC, Inc.		2,000	34,180
			398,146
Web Portals/ISP — 2.9%
Alphabet, Inc., Class C†		1,977	2,319,634
Total Common Stocks (cost $38,063,843)			46,965,586
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.3%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	207,759
Cellular Telecom — 0.1%
Vodafone Group PLC 7.00% due 04/04/2079		65,000	65,958
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(3)		200,000	224,630
Credit Suisse Group AG 6.25% due 12/18/2024(3)		225,000	224,313
UniCredit SpA 6.63% due 06/03/2023(3)	EUR	200,000	218,013
			666,956
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Preferred Securities/Capital Securities (cost $952,756)			940,674
Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES — 14.0%
Diversified Financial Services — 14.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.66% (1 ML+0.17%) due 01/25/2037(4)	$21,811	$21,173
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 4.02% (3 ML+1.25%) due 07/25/2029*(5)	250,000	249,489
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.76% (3 ML+1.00%) due 07/28/2028*(5)	250,000	248,311
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.06% (1 ML+1.58%) due 10/25/2034	7,701	7,735
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	103,967	104,084
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.90% (3 ML+1.12%) due 01/18/2025*(5)	103,569	103,594
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(6)(7)(8)	994,920	52,137
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(7)	95,000	97,011
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	93,235	93,659
Bayview Koitere Fund Trust Series 2018-RN4, Class A1 3.62% due 03/28/2033*(9)	31,470	31,544
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	69,458	69,659
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	66,693	66,885
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	67,838	68,043
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	88,865	89,346
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	71,623	72,737

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.33% (1 ML+0.85%) due 08/15/2036*(7)	$131,000	$130,362
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.43% due 02/25/2036(4)(6)	79,197	74,173
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.44% (1 ML+0.95%) due 08/25/2028*(4)	132,431	132,499
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.69% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	149,907
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(6)(7)(8)	186,396	6,829
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(6)(7)(8)	327,189	12,091
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	7,525	7,523
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.54% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,735
CBAM CLO Management LLC FRS Series 2017-3A, Class A 4.00% (3 ML+1.23%) due 10/17/2029*(5)	250,000	249,577
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.83% (3 ML+1.05%) due 04/24/2030*(5)	250,000	247,673
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	9,028	9,009
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	90,126	89,605
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	104,771
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	68,306
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.97% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	$38,654	$38,066
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	30,445	30,318
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	90,849
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	107,745
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	128,693
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	128,734
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	62,820
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	28,498	24,460
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.79% due 06/15/2057(6)(7)(8)	983,995	36,172
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(7)	105,000	109,112
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	42,371	41,364
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,625	50,373
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.99% (3 ML+1.21%) due 07/18/2030*(5)	250,000	249,431
Eagle RE, Ltd. FRS Series 2018-1, Class M1 4.19% (1 ML+1.70%) due 11/25/2028*(4)	150,000	150,550
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.19% due 05/25/2035(4)(6)	58,847	59,016

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 4.00% (3 ML+1.22%) due 07/24/2030*(5)	$250,000	$249,096
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	110,143
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	33,739
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	76,140	76,930
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	124,375
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	120,228
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	17,521	15,634
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.65% due 04/25/2036(4)(6)	5,922	5,236
Home Re, Ltd. FRS Series 2018-1, Class M1 4.09% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	60,113
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.03% (1 ML+0.54%) due 05/25/2035(4)	43,662	42,785
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	67,448
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	62,344
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	118,316	118,254
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.19% (1 ML+1.70%) due 03/01/2024*(4)	100,000	100,066
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.25% (1 ML+1.75%) due 09/01/2022*(4)	42,890	42,904
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.93% (3 ML+1.16%) due 07/23/2029*(5)	$250,000	$249,962
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	25,929	26,747
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.56% due 12/25/2034(4)(6)	16,935	17,368
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	78,718	78,621
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	72,315	71,263
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	94,233	93,877
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.09% due 12/15/2047(6)(7)(8)	282,795	9,865
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	20,978
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(6)(7)(8)	108,613	8,654
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	101,456
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	29,735	22,866
MortgageIT Trust FRS Series 2005-4, Class A1 2.77% (1 ML+0.28%) due 10/25/2035(4)	79,374	78,287
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.59% (3 ML+0.80%) due 01/15/2028*(5)	250,000	247,883
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	50,000	49,844

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.24% (1 ML + 0.75%) due 01/25/2048*(4)	$105,858	$105,106
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	66,974	67,713
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(4)(6)	33,936	34,345
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	61,146	61,775
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.99% (1 ML+1.50%) due 06/25/2057*(4)	80,453	81,668
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	113,193	115,199
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	112,531	114,998
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	89,916	91,858
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	70,667	72,195
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	96,004	97,505
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	12,544	12,350
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	100,084
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	$73,237	$72,919
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	75,511	75,473
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 4.04% (1 ML+1.55%) due 07/25/2028*(4)	150,000	149,609
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.62% (3 ML+0.85%) due 04/17/2027*(5)	215,000	213,981
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	118,069
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	13,952	13,973
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.59% (1 ML+0.10%) due 02/25/2037	34,412	20,354
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.80% (3 ML+1.05%) due 04/30/2027*(5)	250,000	248,425
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*	108,820	109,669
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,737	1,658
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.62% (1 ML+0.13%) due 05/25/2037	81,536	62,563
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	37,659	37,660
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.74% (1 ML+0.25%) due 11/25/2036	160,000	148,177
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	119,044
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	49,634	48,831

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	$117,476	$116,163
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	64,425	63,761
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	83,003	81,646
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	71,160	70,034
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	80,355	78,877
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.09% (1 ML+0.60%) due 02/25/2057*	73,727	73,118
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.83% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,120
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(4)(6)	122,412	124,230
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.87% (3 ML+1.24%) due 06/20/2029*(5)	250,000	249,306
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	75,579	75,472
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	70,804	70,963
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	118,957	119,948
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.68% (3 ML+0.90%) due 01/18/2029*(5)	250,000	247,576
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.14% due 09/15/2057(6)(7)(8)	971,025	42,134
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class A5 3.45% due 07/15/2050(7)	111,000	112,505
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	67,696
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	$20,821	$20,587
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	1,134	1,156
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.94% due 01/25/2035(4)(6)	44,996	45,679
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	34,763	35,644
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,375	48,677
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	75,007
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	125,801
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	115,224
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	52,820
Total Asset Backed Securities (cost $11,251,277)		11,280,481
U.S. CORPORATE BONDS & NOTES — 10.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	23,000	23,367
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	105,000	107,779
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	25,965
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,304
		139,048

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	$10,000	$10,056
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	25,263
		35,319
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	10,204
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	25,000	26,074
		36,278
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	13,923
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	5,000	3,918
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,379
General Motors Co. Senior Notes 5.40% due 04/01/2048	10,000	9,141
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	4,847
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	41,720
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	29,690
		111,618
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,357
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	24,427
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	105,139
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	70,270
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	41,163
Security Description	Principal Amount(16)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	$15,000	$17,317
		258,316
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	20,000	19,745
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	10,000	9,774
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	41,994
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	30,000	31,982
		103,495
Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	25,000	24,975
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	5,000	5,022
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	25,961
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	20,000	20,841
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,607
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	20,000	21,308
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	35,000	33,356
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	140,000	151,552
		292,622

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	$33,000	$33,268
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	12,000	12,094
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,527
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	25,000	24,306
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	32,922
Fox Corp. Senior Notes 4.03% due 01/25/2024*	40,000	41,467
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	20,400
		174,984
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	31,413
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	27,000	27,169
Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	41,385
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	35,000	36,931
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	47,006
Security Description	Principal Amount(16)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$20,000	$22,420
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	10,000	9,344
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,093
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	15,000	15,687
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	21,248
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	21,109
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	16,057
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	16,545
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	62,714
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	10,000	9,457
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,600
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,775
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	34,961
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	40,996
		434,328
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,262
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	30,000	30,450
		40,712

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.2%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	$45,000	$47,058
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	65,000	70,225
		117,283
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	34,384
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	95,000	96,885
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	9,514
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,240
		14,754
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	55,000	52,525
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	40,000	42,385
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	20,563
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,647
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,001
		14,648
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	85,060
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	39,114
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	60,269
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	$30,000	$30,515
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	30,000	30,577
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,823
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	78,540
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,238
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,814
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,280
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	14,738
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	55,000	55,240
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	80,000	81,329
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	20,520
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	25,408
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	8,509
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	10,000	10,361
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,822
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	79,107
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,954
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,952
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	24,767

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	$20,000	$19,097
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	15,330
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	26,439
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	55,504
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	7,315
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	115,000	114,964
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,224
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	44,694
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	35,938
JPMorgan Chase & Co. FRS Senior Notes 4.01% (3 ML+1.23%) due 10/24/2023	35,000	35,526
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,707
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,954
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	19,469
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	74,433
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	45,105
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	34,989
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,438
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,266
		1,416,329
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	$20,000	$20,032
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	10,000	10,018
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	45,000	46,772
		56,790
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	25,000	24,887
Electric-Integrated — 0.6%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	5,067
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	14,897
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,858
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	37,225
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,340
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	9,761
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,956
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	41,405
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	81,000	80,251
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,128
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	45,000	45,163
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026(10)	70,000	61,250

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(10)	$15,000	$13,350
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034(10)	60,000	59,550
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	10,000	10,796
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,956
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	24,487
		512,440
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	11,946
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	14,377
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	70,000	69,820
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	95,000	90,756
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	90,000	89,894
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,135
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	40,000	40,811
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	90,000	91,812
		418,605
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,734
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	50,000
Security Description	Principal Amount(16)	Value (Note 2)
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	$15,000	$15,089
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	30,000	31,687
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	40,609
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	35,781
		76,390
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/16/2016†	10,000	190
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	2
		193
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	136,333
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,187
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	35,000	36,319
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,248
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	5,061
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	20,000	18,642
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	8,650
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	45,000	46,289
		130,396

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	$30,000	$30,487
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,378
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,744
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	10,582
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,822
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,127
		77,653
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	23,000	23,805
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,638
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,004
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,394
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,075
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	41,121
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	70,000
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	20,000	19,923
		89,923
Security Description	Principal Amount(16)	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	$25,000	$24,913
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,010
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	15,000	15,280
		42,203
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	56,937
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	10,000	9,722
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	20,000	18,038
		27,760
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,730
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,313
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	25,801
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,922
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	25,000	25,755
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	15,000	15,607
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	41,753
		159,881
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,662
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,409
		29,071

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	$30,000	$29,598
Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	55,000	57,177
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	17,980
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	50,000	49,797
		124,954
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	30,000	30,375
Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	50,000	51,456
Hess Corp. Senior Notes 4.30% due 04/01/2027	65,000	64,375
Hess Corp. Senior Notes 6.00% due 01/15/2040	15,000	15,619
Hess Corp. Senior Notes 7.13% due 03/15/2033	34,000	39,387
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,663
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	45,973
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,123
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	35,000	34,744
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	24,438
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	20,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	15,150
		332,928
Security Description	Principal Amount(16)	Value (Note 2)
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	$15,000	$14,851
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	30,000	29,351
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,046
		49,248
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	125,000	129,659
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	56,465
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	35,000	35,259
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	30,489
		251,872
Pipelines — 0.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	30,000	30,145
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,640
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	58,979
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,600
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	10,000	10,333
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,612
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	7,000	6,495
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,304
MPLX LP Senior Notes 4.00% due 03/15/2028	15,000	14,907
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	25,157

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 4.70% due 04/15/2048	$10,000	$9,553
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,073
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,070
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	14,870
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,488
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,769
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	10,204
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	35,000	36,202
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	40,000	39,666
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	15,000	15,226
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	10,000	9,748
		402,041
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	25,000	24,973
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	20,872
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	79,908
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	74,596
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,307
		250,656
Security Description	Principal Amount(16)	Value (Note 2)
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$30,000	$30,675
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	50,216
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	8,852
		59,068
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	45,000	46,333
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	30,000	30,616
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	10,281
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	62,712
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	60,000	61,294
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,852
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	20,479
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,403
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	65,000	68,705
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	15,282
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	16,068
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	16,044
		291,120
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	94,775

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	$10,000	$10,178
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	12,316
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	10,278
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	25,000	25,772
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	90,000	95,186
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	55,000	59,018
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	45,000	44,539
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	15,000	14,666
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	60,000	56,808
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	50,000	44,737
		468,273
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	55,000	54,290
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	45,000	46,721
		101,011
Total U.S. Corporate Bonds & Notes (cost $8,075,274)		8,180,024
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	15,446
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	15,000	15,788
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	60,000	60,985
Security Description	Principal Amount(16)	Value (Note 2)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	$5,000	$4,957
		65,942
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,957
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,253
		39,210
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,862
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	51,634
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,782
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,625
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,507
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	50,000	44,607
		84,114
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	15,000	15,135
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	10,000	8,999
		24,134
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	76,090
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	5,737
		81,827

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		$55,000	$55,139
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		25,000	25,453
			80,592
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		10,000	9,910
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		19,000	17,442
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	21,285
			48,637
Pharmacy Services — 0.0%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		25,000	25,875
Pipelines — 0.0%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		15,000	15,298
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		15,000	15,700
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		5,000	5,910
			36,908
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		90,000	95,024
Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		150,000	143,168
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		25,000	30,425
			173,593
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		20,000	19,800
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	21,350
			41,150
Total Foreign Corporate Bonds & Notes (cost $982,967)			920,143
Security Description	Principal Amount(16)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	$15,000	$15,057
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000	25,725
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,737
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	65,000	72,500
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	24,000	27,010
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	30,000	30,852
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,286
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,433
Total Municipal Bonds & Notes (cost $203,715)		208,600
U.S. GOVERNMENT AGENCIES — 13.7%
Federal Home Loan Mtg. Corp. — 3.8%
2.50% due 01/01/2028	4,397	4,396
2.50% due 04/01/2028	14,412	14,409
3.00% due 08/01/2027	3,989	4,034
3.00% due April TBA	600,000	597,340
3.50% due 03/01/2042	6,347	6,487
3.50% due 08/01/2042	32,861	33,586
3.50% due 09/01/2043	21,746	22,250
3.50% due 10/01/2048	682,370	693,408
4.00% due 03/01/2023	315	325
4.00% due 10/01/2043	27,831	28,871
4.00% due April TBA	500,000	514,678
4.50% due 01/01/2039	827	875
4.50% due April TBA	675,000	704,432
5.00% due 05/01/2020	6,826	6,870
5.00% due 05/01/2034	14,250	15,462
5.50% due 07/01/2034	4,886	5,360
5.50% due 05/01/2037	1,752	1,922
6.00% due 08/01/2026	10,663	11,531
6.50% due 05/01/2029	918	1,020
7.50% due 08/01/2023	33	33
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	1,162	1,198

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.04% due 10/25/2047*(6)(7)	$70,000	$69,894
Series 2010-K8, Class B 5.28% due 09/25/2043*(6)(7)	80,000	81,904
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8) 174,989 9,290 Series K064, Class X1 0.61% due 03/25/2027(6)(7)(8)	317,832	13,249
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	68,000	69,714
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.14% (1 ML+1.65%) due 04/25/2043*(4)	26,274	26,441
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.24% (1 ML+0.75%) due 09/25/2048*(4)	75,000	74,923
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	2,898	2,832
Series 3883, Class PB 3.00% due 05/15/2041(4)	19,275	19,527
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,402	1,466
Series 1226, Class Z 7.75% due 03/15/2022(4)	186	196
		3,037,923
Federal National Mtg. Assoc. — 6.6%
2.50% due 02/01/2043	64,515	62,958
2.50% due 03/01/2043	125,261	122,237
2.64% due 03/01/2027	27,706	27,574
2.78% due 03/01/2027	61,922	61,728
2.88% due 11/01/2027	130,111	129,704
2.97% due 06/01/2027	106,579	108,029
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.97% due 06/01/2030	$124,000	$122,179
3.00% due 12/01/2027	8,499	8,592
3.00% due 01/01/2028	8,754	8,868
3.00% due 04/15/2034	100,000	100,920
3.16% due 08/01/2027	125,000	126,986
3.50% due 11/01/2047	472,859	480,145
3.50% due 03/01/2048	169,453	172,175
3.50% due 04/10/2049	625,000	633,471
4.00% due 11/01/2040	12,859	13,336
4.00% due 12/01/2040	31,967	33,157
4.00% due 11/01/2041	4,043	4,199
4.00% due 01/01/2042	8,802	9,129
4.00% due 11/01/2043	16,887	17,508
4.00% due 12/01/2043	9,976	10,455
4.00% due 02/01/2049	896,990	925,795
4.00% due 04/10/2049	450,000	462,871
4.50% due 01/01/2039	2,366	2,500
4.50% due 06/01/2039	29,094	30,664
4.50% due 09/01/2039	6,605	6,979
4.50% due 05/01/2041	4,962	5,194
5.00% due 06/01/2019	38	39
5.00% due 03/01/2020	589	602
5.00% due 05/01/2035	1,905	2,049
5.00% due 07/01/2040	39,475	42,579
5.00% due 04/10/2049	300,000	317,161
5.50% due 05/01/2020	5,709	5,712
5.50% due 06/01/2020	3,143	3,152
5.50% due 12/01/2029	1,657	1,768
5.50% due 06/01/2035	108,907	119,715
5.50% due 06/01/2036	52,661	57,550
5.50% due 08/01/2037	9,140	10,046
5.50% due 06/01/2038	7,353	8,027
6.00% due 06/01/2021	14,554	14,741
6.00% due 12/01/2033	6,238	6,879
6.00% due 05/01/2034	4,954	5,461
6.00% due 08/01/2034	1,035	1,142
6.00% due 11/01/2038	1,376	1,518
7.00% due 06/01/2037	10,700	12,263
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 6.04% (1 ML+3.55%) due 07/25/2029(4)	30,000	32,226
Series 2016-C07, Class 2M2 6.84 (1 ML+4.35%) due 05/25/2029(4)	60,000	65,695
Federal National Mtg. Assoc. FRS 4.34% (12 ML+1.57%) due 05/01/2037	1,981	2,063
Federal National Mtg. Assoc. FRS 4.57% (12 ML+1.82%) due 10/01/2040	1,955	2,047
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	14,101	14,169

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	$51,753	$52,738
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	41,634	42,454
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	5,031	4,952
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	17,215	16,744
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	33,772	33,068
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	36,179	35,861
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	29,595	29,358
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	45,831	45,939
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	27,265	27,338
Series 2017-72, Class B 3.00% due 09/25/2047(4)	41,927	41,844
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	42,339	42,254
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	50,266	50,373
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	18,817	19,426
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	48,692	49,771
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	48,724	49,764
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	39,168	40,963
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	42,084	43,137
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	40,973	41,495
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	40,668	41,542
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	67,798	69,032
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	20,657	21,150
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	51,608	52,913
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	43,000	43,808
		5,309,881
Government National Mtg. Assoc. — 3.3%
3.00% due April TBA	500,000	502,148
3.50% due April TBA	1,200,000	1,225,945
4.00% due 07/15/2041	22,067	22,922
4.00% due 08/15/2041	7,284	7,571
4.00% due 10/15/2041	14,153	14,699
4.00% due 04/17/2049	600,000	619,805
Security Description	Principal Amount(16)	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due April TBA	$100,000	$103,248
4.50% due 06/15/2041	112,411	118,214
6.00% due 11/15/2028	15,070	16,667
7.00% due 07/15/2033	6,763	7,640
9.00% due 11/15/2021	59	61
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	51,002	49,371
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	561	624
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	4,333	4,939
		2,693,854
Total U.S. Government Agencies (cost $10,911,227)		11,041,658
U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 2.8%
2.50% due 02/15/2045	5,000	4,718
2.88% due 11/15/2046	70,000	70,869
3.00% due 05/15/2045	58,000	60,177
3.00% due 11/15/2045	145,000	150,483
3.00% due 02/15/2048	335,000	346,607
3.13% due 05/15/2048	125,000	132,544
3.63% due 08/15/2043	160,000	183,825
3.63% due 02/15/2044	360,000	414,127
3.75% due 11/15/2043	140,000	164,123
8.13% due 08/15/2021	620,000	702,804
		2,230,277
United States Treasury Notes — 3.6%
0.38% due 07/15/2027 TIPS(11)(12)	1,008,361	1,000,632
0.88% due 01/15/2029 TIPS(11)	174,442	179,986
1.88% due 01/31/2022	430,000	425,650
2.00% due 02/15/2023	520,000	515,430
2.00% due 02/15/2025(13)	85,000	83,609
2.25% due 08/15/2027	80,000	79,234
2.88% due 05/15/2028	505,000	524,549
3.13% due 11/15/2028	115,000	121,985
		2,931,075
Total U.S. Government Treasuries (cost $5,108,348)		5,161,352
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Romania Senior Notes 6.13% due 01/22/2044	62,000	70,862
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	10,000	10,649
State of Qatar Senior Notes 4.00% due 03/14/2029*	200,000	206,122
Total Foreign Government Obligations (cost $281,798)		287,633

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)
OPTIONS — PURCHASED†(14) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $25,985)		2,012,000	$6,575
Total Long-Term Investment Securities (cost $75,857,190)			84,992,726
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 0.1%
Societe Generale SA 2.42% due 04/01/19*		$100,000	99,980
Foreign Government Obligations — 1.0%
Government of Egypt Bills 17.50% due 11/19/2019	EGP	125,000	6,512
Government of Egypt Bills 19.70% due 10/15/2019	EGP	775,000	40,978
Government of Japan Bills (0.21)% due 05/27/2019	JPY	85,000,000	767,159
			814,649
Total Short-Term Investment Securities (cost $916,044)			914,629
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(15)		230,000	230,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		105,000	105,000
BNP Paribas SA Joint Repurchase Agreement(15)		190,000	190,000
Deutsche Bank AG Joint Repurchase Agreement(15)		205,000	205,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		215,000	215,000
Total Repurchase Agreements (cost $945,000)			945,000
TOTAL INVESTMENTS (cost $77,718,234)(17)		107.6%	86,852,355
Liabilities in excess of other assets		(7.6)	(6,104,222)
NET ASSETS		100.0%	$80,748,133

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $10,467,629 representing 13.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,589	$897.18	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(10)  Security in default of interest.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  Purchased Options

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$970	$12,804	$1,452	$(11,352)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus 3 Month USD LIBOR-BBA maturing on 03/18/2020	Goldman Sachs International	March 2020	3.00	1,042	13,181	5,123	(8,058)
					$25,985	$6,575	$(19,410)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentina Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown arethe original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Short	Australian 10 Year Bonds	June 2019	$193,880	$196,764	$(2,884)
5	Long	E-Mini Russell 2000 Index	June 2019	388,290	385,950	(2,340)
1	Short	Euro-Bund	June 2019	184,438	186,592	(2,154)
3	Long	U.S. Treasury 2 Year Notes	June 2019	636,890	639,281	2,391
7	Long	U.S. Treasury 5 Year Notes	June 2019	802,649	810,797	8,148
3	Long	U.S. Treasury 10 Year Notes	June 2019	373,453	372,656	(797)
10	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	1,302,025	1,327,813	(25,788)
2	Short	U.S. Treasury Long Bonds	June 2019	290,743	299,313	(8,570)
11	Long	U.S. Treasury Ultra Bonds	June 2019	1,780,523	1,848,000	67,477
						$35,483

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	3,394	EUR	3,000	04/30/2019	$—	$(20)
JPMorgan Chase Bank	EUR	384,000	USD	434,836	04/30/2019	3,062	—
	JPY	85,000,000	USD	776,692	05/28/2019	6,392	—
Net Unrealized Appreciation (Depreciation)						$9,454	$(20)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$7,055
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,308)	(4,347)
USD	155	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(533)	(7,924)
					$(7,841)	$(5,216)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$78,884	$—	$3,589	$82,473
Other Industries	46,883,113	—	—	46,883,113
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	940,673	—	940,673
Asset Backed Securities	—	11,280,481	—	11,280,481
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	190	3	193
Other Industries	—	8,179,831	—	8,179,831
Foreign Corporate Bonds & Notes	—	920,143	—	920,143
Municipal Bonds & Notes	—	208,600	—	208,600
U.S. Government Agencies	—	11,041,658	—	11,041,658
U.S. Government Treasuries	—	5,161,352	—	5,161,352
Foreign Government Obligations	—	287,633	—	287,633
Options — Purchased	—	6,575	—	6,575
Short-Term Investment Securities	—	914,629	—	914,629
Repurchase Agreement	—	945,000	—	945,000
Total Investments at Value	$46,961,997	$39,886,765	$3,593	$86,852,355
Other Financial Instruments:†
Futures Contracts	$78,016	$—	$—	$78,016
Forward Foreign Currency Contracts	—	9,454	—	9,454
Centrally Cleared Interest Rate Swap Contracts	—	7,055	—	7,055
Total Other Financial Instruments	$78,016	$16,509	$—	$94,525
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$42,533	$—	$—	$42,533
Forward Foreign Currency Contracts	—	20	—	20
Centrally Cleared Interest Rate Swap Contracts	—	12,271	—	12,271
Total Other Financial Instruments	$42,533	$12,291	$—	$54,824

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	22.5%
Federal National Mtg. Assoc.	11.4
Federal Home Loan Mtg. Corp.	6.3
Government National Mtg. Assoc.	5.5
United States Treasury Bonds	5.1
Diversified Banking Institutions	3.7
Applications Software	3.0
United States Treasury Notes	3.2
Electronic Components-Semiconductors	2.4
Web Portals/ISP	2.3
E-Commerce/Products	2.2
Finance-Credit Card	1.9
Foreign Government Obligations	1.7
Repurchase Agreements	1.7
Tobacco	1.6
Medical-Drugs	1.4
Medical-HMO	1.3
Computers	1.2
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.1
Electric-Integrated	1.0
Internet Content-Entertainment	1.0
Oil Companies-Exploration & Production	1.0
Telephone-Integrated	0.9
Retail-Restaurants	0.9
Pipelines	0.9
Electronic Forms	0.8
Broadcast Services/Program	0.8
Consulting Services	0.8
Finance-Other Services	0.7
Multimedia	0.7
Aerospace/Defense-Equipment	0.7
Transport-Rail	0.7
Diversified Manufacturing Operations	0.6
Medical Products	0.6
Brewery	0.6
Medical-Biomedical/Gene	0.6
Pharmacy Services	0.6
Aerospace/Defense	0.5
Sovereign	0.5
Banks-Super Regional	0.5
Beverages-Wine/Spirits	0.5
Athletic Footwear	0.5
Banks-Commercial	0.5
Commercial Services-Finance	0.4
Therapeutics	0.4
Commercial Services	0.4
Municipal Bonds & Notes	0.4
Coatings/Paint	0.4
Insurance-Property/Casualty	0.4
Semiconductor Equipment	0.4
Medical Instruments	0.4
Industrial Gases	0.4
Electric-Generation	0.3
Web Hosting/Design	0.3
Cosmetics & Toiletries	0.3
Cellular Telecom	0.3
Computer Aided Design	0.3
Diagnostic Equipment	0.3
Cruise Lines	0.3
Enterprise Software/Service	0.3%
Machinery-Farming	0.3
Food-Misc./Diversified	0.3
Finance-Consumer Loans	0.3
Auto/Truck Parts & Equipment-Original	0.3
Chemicals-Diversified	0.3
Hotels/Motels	0.3
Electronic Components-Misc.	0.3
Building Products-Cement	0.2
Finance-Investment Banker/Broker	0.2
Auto-Cars/Light Trucks	0.2
Computer Software	0.2
Industrial Automated/Robotic	0.2
Machinery-General Industrial	0.2
Containers-Metal/Glass	0.2
Central Bank	0.2
Food-Catering	0.2
Semiconductor Components-Integrated Circuits	0.2
Firearms & Ammunition	0.2
Metal-Iron	0.2
Medical-Generic Drugs	0.2
Insurance Brokers	0.1
Medical Labs & Testing Services	0.1
Retail-Building Products	0.1
Veterinary Diagnostics	0.1
Independent Power Producers	0.1
Oil Refining & Marketing	0.1
Computers-Memory Devices	0.1
Oil Companies-Integrated	0.1
Retail-Discount	0.1
Engineering/R&D Services	0.1
Chemicals-Specialty	0.1
Containers-Paper/Plastic	0.1
Wireless Equipment	0.1
Airlines	0.1
Building & Construction Products-Misc.	0.1
Gas-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Medical-Hospitals	0.1
Rental Auto/Equipment	0.1
Building-Residential/Commercial	0.1
Electric-Distribution	0.1
Electronic Measurement Instruments	0.1
110.4%

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Credit Quality†#
Aaa	56.3%
Aa	0.9
A	6.8
Baa	13.7
Ba	3.8
B	0.7
Caa	0.7
Ca	0.2
Not Rated##	16.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.8%
Aerospace/Defense — 0.5%
Boeing Co.	770	$293,693
Aerospace/Defense-Equipment — 0.4%
L3 Technologies, Inc.	1,106	228,245
Applications Software — 2.9%
Microsoft Corp.	10,739	1,266,558
salesforce.com, Inc.†	2,030	321,491
		1,588,049
Athletic Footwear — 0.5%
NIKE, Inc., Class B	2,946	248,083
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	1,808	143,718
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	950	166,564
Broadcast Services/Program — 0.4%
Discovery, Inc., Class C†	4,179	106,230
Liberty Media Corp. — Liberty Formula One, Series C†	3,608	126,461
		232,691
Building Products-Cement — 0.2%
Vulcan Materials Co.	1,116	132,134
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	1,546	141,830
Coatings/Paint — 0.3%
Sherwin-Williams Co.	439	189,082
Commercial Services — 0.4%
CoStar Group, Inc.†	348	162,314
ServiceMaster Global Holdings, Inc.†	1,600	74,720
		237,034
Commercial Services-Finance — 0.2%
Worldpay, Inc., Class A†	1,150	130,525
Computer Aided Design — 0.3%
Autodesk, Inc.†	1,151	179,349
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	1,798	114,515
Computers — 1.2%
Apple, Inc.	3,394	644,690
Consulting Services — 0.8%
Gartner, Inc.†	2,026	307,304
Verisk Analytics, Inc.	946	125,818
		433,122
Containers-Metal/Glass — 0.2%
Ball Corp.	1,887	109,182
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	1,113	184,257
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	2,971	163,286
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	553	$151,367
Diversified Manufacturing Operations — 0.6%
Illinois Tool Works, Inc.	1,222	175,394
Parker-Hannifin Corp.	1,021	175,224
		350,618
E-Commerce/Products — 2.1%
Amazon.com, Inc.†	604	1,075,573
Wayfair, Inc., Class A†	703	104,360
		1,179,933
Electronic Components-Misc. — 0.2%
Sensata Technologies Holding PLC†	2,168	97,603
Electronic Components-Semiconductors — 1.6%
Microchip Technology, Inc.	1,990	165,091
NVIDIA Corp.	1,775	318,719
Texas Instruments, Inc.	3,688	391,186
		874,996
Electronic Forms — 0.8%
Adobe, Inc.†	1,655	441,041
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	708	144,715
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,380	107,822
Finance-Credit Card — 1.8%
Mastercard, Inc., Class A	1,979	465,956
Visa, Inc., Class A	3,516	549,164
		1,015,120
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.	2,554	127,674
Finance-Other Services — 0.4%
CME Group, Inc.	621	102,204
Intercontinental Exchange, Inc.	1,745	132,864
		235,068
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	1,878	102,182
Food-Catering — 0.2%
Aramark	3,674	108,567
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	1,639	136,217
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,574	66,864
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,212	112,502
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,038	198,216
Insurance-Property/Casualty — 0.4%
Progressive Corp.	3,075	221,677
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	1,745	290,874
Netflix, Inc.†	798	284,535
		575,409

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.3%
Deere & Co.	970	$155,045
Machinery-General Industrial — 0.2%
Wabtec Corp.	1,499	110,506
Medical Instruments — 0.3%
Boston Scientific Corp.†	4,019	154,249
Medical Labs & Testing Services — 0.1%
Teladoc Health, Inc.†	1,272	70,723
Medical Products — 0.4%
Abbott Laboratories	1,794	143,413
ICU Medical, Inc.†	319	76,346
		219,759
Medical-Biomedical/Gene — 0.5%
AnaptysBio, Inc.†	940	68,667
Gilead Sciences, Inc.	1,151	74,827
Insmed, Inc.†	2,507	72,878
Sage Therapeutics, Inc.†	294	46,761
		263,133
Medical-Drugs — 1.1%
AbbVie, Inc.	3,065	247,008
Bristol-Myers Squibb Co.	2,171	103,579
Eli Lilly & Co.	949	123,142
Merck & Co., Inc.	1,794	149,207
		622,936
Medical-HMO — 1.0%
Humana, Inc.	613	163,058
UnitedHealth Group, Inc.	1,567	387,456
		550,514
Multimedia — 0.4%
Walt Disney Co.	2,189	243,045
Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc.	668	63,580
Real Estate Investment Trusts — 0.6%
Crown Castle International Corp.	2,230	285,440
Invitation Homes, Inc.	1,733	42,164
		327,604
Retail-Restaurants — 0.8%
Dunkin' Brands Group, Inc.	905	67,965
McDonald's Corp.	874	165,973
Starbucks Corp.	3,041	226,068
		460,006
Semiconductor Equipment — 0.4%
Lam Research Corp.	1,210	216,602
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	8,972
Therapeutics — 0.4%
Mirati Therapeutics, Inc.†	503	36,870
Neurocrine Biosciences, Inc.†	1,629	143,515
Sarepta Therapeutics, Inc.†	491	58,522
		238,907
Security Description	Shares/ Principal Amount(15)		Value (Note 2)
Tobacco — 0.7%
Altria Group, Inc.		6,493	$372,893
Transport-Rail — 0.5%
CSX Corp.		3,348	250,497
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†		2,134	68,437
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†		2,486	186,922
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†		1,060	1,243,709
Total Common Stocks (cost $13,936,013)			17,635,679
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks-Commercial — 0.4%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	207,759
Cellular Telecom — 0.1%
Vodafone Group PLC 7.00% due 04/04/2079		70,000	71,032
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(3)		200,000	224,630
Credit Suisse Group AG 6.25% due 12/18/2024*(3)		200,000	199,389
			424,019
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	2
Total Preferred Securities/Capital Securities (cost $716,418)			702,812
ASSET BACKED SECURITIES — 22.5%
Diversified Financial Services — 22.5%
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 3.69% (3 ML+0.90%) due 07/15/2027*(5)		250,000	248,235
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.66% (1 ML+0.17%) due 01/25/2037(4)		24,927	24,198
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 4.02% (3 ML+1.25%) due 07/25/2029*(5)		250,000	249,489
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.76% (3 ML+1.00%) due 07/28/2028*(5)		250,000	248,311
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(6)		50,000	50,182

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.06% (1 ML+1.58%) due 10/25/2034	$15,401	$15,470
Atlas Senior Loan Fund IV, Ltd. FRS Series 2013-2A, Class A1RR 3.36% (3 ML + 0.68%) due 02/17/2026*(5)	110,723	110,105
Atrium XII FRS Series 12A, Class AR 3.59% (3 ML+0.83%) due 04/22/2027*(5)	250,000	248,310
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	103,967	104,084
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.90% (3 ML+1.12%) due 01/18/2025*(5)	103,569	103,594
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.84% (3 ML+1.08%) due 07/20/2028*(5)	250,000	248,965
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(6)(7)(8)	994,920	52,137
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(7)	63,000	64,770
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	107,690	108,180
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	72,931	73,142
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	66,693	66,885
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	67,838	68,043
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	68,134	69,225
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	81,855	83,128
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.33% (1 ML+0.85%) due 08/15/2036*(7)	152,000	151,260
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.43% due 02/25/2036(4)(6)	$91,842	$86,016
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.69% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	149,907
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.78% (1 ML+ 1.30%) due 03/25/2029*(4)	150,000	150,000
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(6)(7)(8)	210,318	7,706
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(6)(7)(8)	370,082	13,676
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	8,958	8,956
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.54% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,735
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.83% (3 ML+1.05%) due 04/24/2030*(5)	250,000	247,673
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	10,834	10,811
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	103,609	103,011
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	122,000	126,556
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.97% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	48,193	47,459
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	30,445	30,318
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(6)	100,000	100,000
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	125,105	126,285
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	140,000	143,660
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	155,000	159,239

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	$150,000	$156,993
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	65,000	68,055
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(7)	195,000	205,759
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	36,321	31,175
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.79% due 06/15/2057(6)(7)(8)	1,194,516	43,911
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(7)	125,000	129,895
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	46,608	45,500
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(6)	39,423	38,963
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,550	60,447
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.19% due 05/25/2035(4)(6)	73,559	73,770
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 4.00% (3 ML+1.22%) due 07/24/2030*(5)	250,000	249,096
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	125,000	125,162
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,445	34,239
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	101,854
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	146,000	151,323
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	140,000	146,365
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	20,766	18,529
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.65% due 04/25/2036(4)(6)	$6,580	$5,817
Home Re, Ltd. FRS Series 2018-1, Class M1 4.09% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	60,113
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.03% (1 ML+0.54%) due 05/25/2035(4)	57,307	56,155
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	68,000	71,663
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	65,000	67,539
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(7)	122,000	123,965
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	133,340	133,270
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	100,000	99,141
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 4.15% (1 ML+1.65%) due 11/01/2022*(4)	44,574	44,707
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.93% (3 ML+1.16%) due 07/23/2029*(5)	250,000	249,962
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	13,120	13,535
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.56% due 12/25/2034(4)(6)	21,495	22,045
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	82,654	82,552
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.09% due 12/15/2047(6)(7)(8)	345,105	12,039
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(6)(7)(8)	123,424	9,834
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	105,000	106,529

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	$34,576	$26,588
MortgageIT Trust FRS Series 2005-4, Class A1 2.77% (1 ML+0.28%) due 10/25/2035(4)	104,528	103,096
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,000	56,822
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,270
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.24% (1 ML + 0.75%) due 01/25/2048*(4)	122,795	121,923
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	80,369	81,255
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	70,318	71,041
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.99% (1 ML+1.50%) due 06/25/2057*(4)	93,964	95,383
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	130,936	133,257
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	131,286	134,164
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	106,141	108,434
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	83,516	85,321
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	110,661	112,392
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(6)	80,204	81,864
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	$24,460	$24,082
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	110,092
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	76,899	76,565
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	75,511	75,473
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.59% (3 ML+0.80%) due 07/15/2027*(5)	250,000	248,453
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.62% (3 ML+0.85%) due 04/17/2027*(5)	215,000	213,981
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	137,913
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	17,570	17,596
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.59% (1 ML+0.10%) due 02/25/2037	35,908	21,239
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.80% (3 ML+1.05%) due 04/30/2027*(5)	250,000	248,425
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	8,063	8,058
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	3,475	3,315
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.62% (1 ML+0.13%) due 05/25/2037	91,561	70,255
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	37,659	37,660
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	41,813	41,506
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	20,506	20,506

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.74% (1 ML+0.25%) due 11/25/2036	$200,000	$185,221
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	143,845
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	75,526	75,417
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	61,452	60,458
Towd Point Mtg. Trust Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	53,203	52,596
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	134,880	133,373
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	64,425	63,761
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	96,463	94,886
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	71,160	70,034
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	132,587	130,147
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.09% (1 ML+0.60%) due 02/25/2057*	85,069	84,367
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.83% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,120
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	80,000	81,116
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	87,388	87,264
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	70,804	70,963
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	79,414	79,759
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	118,016	118,797
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	128,473	129,544
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.68% (3 ML+0.90%) due 01/18/2029*(5)	$250,000	$247,576
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.14% due 09/15/2057(6)(7)(8)	971,025	42,134
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	105,000	109,355
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(6)(7)	10,000	9,438
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	25,626	25,338
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	2,241	2,284
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.94% due 01/25/2035(4)(6)	59,994	60,905
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	45,478	46,630
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,375	48,677
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,008
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(6)(7)(8)	436,990	5,213
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	145,280	152,303
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	55,111	58,091
Total Asset Backed Securities (cost $12,413,646)		12,459,172
U.S. CORPORATE BONDS & NOTES — 16.5%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	24,000	24,383

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	$115,000	$118,043
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	31,158
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,304
		154,505
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	15,085
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	25,262
		40,347
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	20,408
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	20,859
		41,267
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	13,922
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	10,000	7,837
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,379
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,570
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	52,149
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	34,639
		121,496
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,416
Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,313
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	$20,000	$19,502
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	130,172
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	60,231
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	41,163
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	11,544
		291,925
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	35,000	34,554
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	10,000	9,774
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	26,247
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	41,576
		112,151
Brewery — 0.6%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	10,000	9,990
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	20,000	20,088
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	38,942
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	20,000	20,841
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,607
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	20,000	21,308

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	$40,000	$38,121
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	150,000	162,377
		321,274
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	36,292
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	19,149
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,790
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	19,445
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	35,000	38,409
Fox Corp. Senior Notes 4.03% due 01/25/2024*	45,000	46,651
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	25,000	25,500
		201,236
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	35,000	36,648
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	30,187
Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	65,000	68,587
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	47,006
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$25,000	$28,025
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	5,000	4,672
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,546
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	20,916
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	14,615
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	37,183
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	10,555
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	16,057
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	11,030
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	65,000	64,705
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	10,000	9,457
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	21,651
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	39,331
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	46,121
		453,457
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,262
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	30,000	30,450
		40,712

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.3%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	$70,000	$73,201
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	65,000	70,226
		143,427
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	39,296
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	112,182
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,271
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,240
		19,511
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	60,000	57,300
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	45,000	47,683
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	25,704
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,647
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,002
		19,649
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	34,815
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	105,074
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	39,114
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$70,000	$70,314
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	35,673
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,214
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	99,484
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,767
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	44,075
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	19,650
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	80,000	80,348
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	90,000	91,495
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	20,520
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	20,000	20,549
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,445
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	15,542
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,778
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	84,051
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	9,905
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	29,721
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	4,774
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	31,727

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	$55,000	$67,839
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	47,544
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	115,000	114,964
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,462
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	49,659
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,072
JPMorgan Chase & Co. FRS Senior Notes 4.01% (3 ML+1.23%) due 10/24/2023	30,000	30,451
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,805
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,931
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	29,204
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	84,357
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	40,093
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,988
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,584
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,026
		1,544,014
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,040
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	15,026
Security Description	Principal Amount(15)	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	$50,000	$51,970
		66,996
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,865
Electric-Integrated — 1.0%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	5,067
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	14,897
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,858
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	41,878
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,340
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	14,641
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,946
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	46,580
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,168
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	30,153
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	50,181
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027(10)	100,000	87,250
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034(10)	45,000	44,663
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	16,194
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,956
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	29,384
		564,156

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	$10,000	$11,946
Electronic Components-Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	25,000	23,961
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	79,794
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	100,000	95,533
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	95,000	94,888
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,135
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	45,000	45,913
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	100,000	102,013
		463,237
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,680
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,000
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	15,089
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,969
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	45,686
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	40,892
		86,578
Security Description	Principal Amount(15)	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	$19,000	$361
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		366
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	161,579
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,187
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	35,000	36,319
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,248
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	10,000	10,122
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	35,000	32,624
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,325
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	50,000	51,432
		150,257
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	35,569
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,630
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,744
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	10,582
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,822

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$20,000	$20,128
		87,906
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	26,000	26,910
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,850
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,004
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,525
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	46,261
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	79,999
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	25,000	24,904
		104,903
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,896
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,010
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,466
		57,372
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	62,114
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	14,583
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Generic Drugs (continued)
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	$20,000	$18,038
		32,621
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,730
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,312
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	30,962
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,906
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,405
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	50,000	52,191
		164,506
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,577
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,409
		33,986
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	34,531
Multimedia — 0.3%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	65,000	67,573
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	17,981
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	59,756
		145,310
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,312

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	$55,000	$56,602
Hess Corp. Senior Notes 4.30% due 04/01/2027	70,000	69,328
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,206
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	49,813
Hess Corp. Senior Notes 7.30% due 08/15/2031	25,000	29,158
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,720
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,123
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	40,000	39,707
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,325
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	25,000	25,250
		391,232
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	20,000	19,801
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	34,243
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,046
		59,090
Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	140,000	145,218
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,108
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	61,599
Security Description	Principal Amount(15)	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$35,000	$35,259
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,570
		286,754
Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	35,169
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,640
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	58,978
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	10,000	11,201
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,500
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,612
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	9,278
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,304
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,876
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	25,157
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,553
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,073
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,070
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	20,000	19,827
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,342
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,769

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	$10,000	$10,204
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	40,000	41,373
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	50,000	49,583
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	15,000	15,226
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	5,000	4,874
		450,609
Real Estate Investment Trusts — 0.5%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	20,000	19,978
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,924
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	26,090
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	89,896
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	84,542
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	60,369
		290,799
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	30,675
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	65,280
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,426
		69,706
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	55,000	56,630
Security Description	Principal Amount(15)	Value (Note 2)
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	$35,000	$35,719
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	15,422
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	62,711
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	65,000	66,402
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	14,778
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	20,479
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	31,355
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	52,015
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	40,000	42,280
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	24,000	24,452
		329,894
Tobacco — 0.9%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	94,775
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	10,000	10,178
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	16,421
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	15,418
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	30,000	30,927
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	95,000	100,474
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	65,000	69,748
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	50,000	49,488

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	$30,000	$29,333
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	45,000	42,606
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	60,000	53,684
		513,052
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	60,000	59,225
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	57,104
		116,329
Total U.S. Corporate Bonds & Notes (cost $9,030,105)		9,146,697
FOREIGN CORPORATE BONDS & NOTES — 2.3%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	15,446
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	21,051
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	70,000	71,150
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,939
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,253
		49,192
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,862
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	61,961
Electric-Generation — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	201,500
Security Description	Principal Amount(15)		Value (Note 2)
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021		$15,000	$14,672
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		30,000	30,750
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	49,383
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		55,000	49,068
			98,451
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022		20,000	20,180
Mylan NV Company Guar. Notes 5.25% due 06/15/2046		10,000	8,999
			29,179
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		75,000	81,525
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	11,475
			93,000
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		65,000	65,165
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		30,000	30,543
			95,708
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		10,000	9,910
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		24,000	22,032
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	24,853
			56,795

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	$30,000	$31,049
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	15,298
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	20,000	20,933
		36,231
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	100,000	105,582
Telephone-Integrated — 0.3%
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	150,000	156,931
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,510
		193,441
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	24,750
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,350
		46,100
Total Foreign Corporate Bonds & Notes (cost $1,320,772)		1,256,120
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	15,057
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	30,870
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	20,000	22,316
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	75,000	83,654
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	24,000	27,010
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	30,000	30,852
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	$10,000	$10,286
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,433
Total Municipal Bonds & Notes (cost $224,843)		230,478
U.S. GOVERNMENT AGENCIES — 23.2%
Federal Home Loan Mtg. Corp. — 6.3%
2.50% due 01/01/2028	10,259	10,257
2.50% due 04/01/2028	24,706	24,701
3.00% due 08/01/2027	35,368	35,817
3.00% due April 30 TBA	400,000	398,226
3.50% due 03/01/2042	9,917	10,136
3.50% due 08/01/2042	57,507	58,775
3.50% due 09/01/2043	39,142	40,051
3.50% due 10/01/2048	779,852	792,466
4.00% due 03/01/2023	630	650
4.00% due 09/01/2040	4,073	4,227
4.00% due 10/01/2043	55,662	57,741
4.00% due April 30 TBA	600,000	617,613
4.50% due 01/01/2039	1,613	1,706
4.50% due April 30 TBA	975,000	1,017,512
5.00% due 12/01/2020	1,701	1,728
5.00% due 05/01/2021	15,439	15,731
5.00% due 07/01/2021	4,647	4,677
5.00% due 05/01/2034	26,374	28,640
5.50% due 05/01/2037	5,492	6,027
5.50% due 06/01/2037	2,865	3,145
6.50% due 05/01/2029	1,378	1,530
6.50% due 07/01/2035	1,628	1,844
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	2,114	2,178
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.04% due 10/25/2047*(6)(7)	80,000	79,879
Series 2010-K8, Class B 5.28% due 09/25/2043*(6)(7)	90,000	92,142
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	79,000	80,991
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8)	199,988	10,618
Series K064, Class X1 0.61% due 03/25/2027(6)(7)(8)	372,460	15,527
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.14% (1 ML+1.65%) due 04/25/2043*(4)	26,274	26,441

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	$5,602	$5,475
Series 3883, Class PB 3.00% due 05/15/2041(4)	21,992	22,279
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,103	2,200
Series 1226, Class Z 7.75% due 03/15/2022(4)	266	279
		3,471,209
Federal National Mtg. Assoc. — 11.4%
2.50% due 04/01/2028	39,780	39,758
2.50% due 02/01/2043	64,515	62,958
2.50% due 03/01/2043	123,795	120,807
2.66% due 03/01/2027	410,000	405,108
2.88% due 11/01/2027	160,000	159,500
3.00% due 10/01/2027	14,835	15,028
3.00% due 12/01/2027	10,199	10,311
3.00% due 01/01/2028	23,344	23,649
3.16% due 08/01/2027	150,000	152,383
3.50% due 11/01/2047	662,003	672,204
3.50% due 12/01/2047	364,747	370,367
3.50% due 03/01/2048	580,982	590,312
4.00% due 11/01/2025	4,452	4,608
4.00% due 09/01/2040	3,620	3,754
4.00% due 12/01/2040	71,926	74,603
4.00% due 11/01/2041	6,660	6,916
4.00% due 01/01/2042	17,603	18,258
4.00% due 12/01/2043	20,452	21,432
4.00% due 02/01/2049	1,021,571	1,054,377
4.50% due 01/01/2039	4,732	4,999
4.50% due 09/01/2039	12,384	13,086
4.50% due 09/01/2040	24,885	26,309
4.50% due 05/01/2041	9,234	9,666
5.00% due 06/01/2019	115	118
5.00% due 05/01/2035	257	277
5.00% due 07/01/2040	17,996	19,411
5.50% due 10/01/2021	3,263	3,315
5.50% due 06/01/2022	1,597	1,626
5.50% due 12/01/2029	3,423	3,654
5.50% due 05/01/2034	12,817	14,026
5.50% due 08/01/2037	18,281	20,093
5.50% due 06/01/2038	4,595	5,017
6.00% due 06/01/2026	10,143	10,924
6.00% due 04/01/2027	51,086	55,020
6.00% due 12/01/2033	17,013	18,762
6.00% due 05/01/2034	10,453	11,522
6.50% due 06/01/2035	35,811	39,630
6.50% due 10/01/2037	1,646	1,831
7.00% due 06/01/2037	11,122	12,747
4.00% due 04/10/2049	765,000	786,881
5.00% due 04/10/2049	300,000	317,161
Federal National Mtg. Assoc. FRS 4.34% (12 ML+1.57%) due 05/01/2037	3,515	3,660
4.57% (12 ML+1.82%) due 10/01/2040	3,733	3,907
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 6.04% (1 ML+3.55%) due 07/25/2029(4)	$35,000	$37,597
Series 2016-C07, Class 2M2 6.84% (1 ML+4.35%) due 05/25/2029(4)	70,143	76,800
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	7,295	7,181
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	18,779	18,266
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	37,993	37,201
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	41,538	41,174
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	34,976	34,696
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	51,724	51,846
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	14,101	14,169
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	31,457	31,543
Series 2017-72, Class B 3.00% due 09/25/2047(4)	49,551	49,452
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	49,396	49,297
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	54,454	54,571
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	21,953	22,664
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	55,648	56,881
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	55,041	56,215
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	58,461	59,574
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	45,077	47,143
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	51,435	52,722
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	45,526	46,106
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	45,188	46,159
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	72,318	73,635
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	25,148	25,748
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	55,048	56,440
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	50,556	51,552
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	48,000	48,902
		6,337,509

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 5.5%
3.00% due April TBA		$275,000	$276,182
3.50% due April TBA		1,500,000	1,532,432
4.00% due 09/15/2040		13,563	14,095
4.00% due 11/15/2040		55,945	58,112
4.00% due April TBA		900,000	929,232
4.50% due 02/15/2039		6,141	6,458
4.50% due 08/15/2041		110,046	115,740
5.50% due 05/15/2036		5,026	5,377
6.00% due 09/15/2032		8,391	9,430
6.00% due 12/15/2033		29,237	32,846
7.00% due 07/15/2033		7,013	7,922
7.00% due 11/15/2033		8,002	9,125
8.00% due 11/15/2031		2,620	2,632
9.00% due 11/15/2021		64	66
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(4)		76	82
Series 2005-74, Class HB 7.50% due 09/16/2035(4)		5,606	6,229
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)		56,277	54,478
			3,060,438
Total U.S. Government Agencies (cost $12,724,016)			12,869,156
U.S. GOVERNMENT TREASURIES — 8.3%
United States Treasury Bonds — 5.1%
2.50% due 02/15/2045(12)		213,000	200,969
3.00% due 11/15/2045		170,000	176,428
3.00% due 02/15/2047		108,000	112,071
3.00% due 02/15/2048		120,000	124,158
3.00% due 08/15/2048		185,000	191,504
3.13% due 05/15/2048		200,000	212,070
3.38% due 05/15/2044		155,000	171,329
3.63% due 02/15/2044		450,000	517,658
8.13% due 08/15/2021		975,000	1,105,216
			2,811,403
United States Treasury Notes — 3.2%
0.38% due 07/15/2027 TIPS(11)(13)		1,162,702	1,153,790
0.88% due 01/15/2029 TIPS(11)		194,378	200,556
2.25% due 08/15/2027		195,000	193,134
3.13% due 11/15/2028		215,000	228,060
			1,775,540
Total U.S. Government Treasuries (cost $4,548,704)			4,586,943
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Central Bank — 0.2%
Banque Centrale de Tunisie International Bond Senior Notes 6.75% due 10/31/2023*	EUR	100,000	108,698
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign — 0.5%
Government of Romania Senior Notes 6.13% due 01/22/2044		$70,000	$80,005
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	17,039
State of Qatar Senior Notes 4.00% due 03/14/2029*		200,000	206,122
			303,166
Total Foreign Government Obligations (cost $410,288)			411,864
OPTIONS — PURCHASED†(14) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $29,051)		2,250,000	7,403
Total Long-Term Investment Securities (cost $55,353,856)			59,306,324
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Foreign Government Obligations — 1.7%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	125,000	6,513
Government of Egypt Bills 19.43% due 10/15/2019	EGP	850,000	44,943
Government of Japan Bills (0.21)% due 05/27/2019	JPY	100,000,000	902,540
Total Short-Term Investment Securities (cost $955,769)			953,996
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(16)		220,000	220,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		105,000	105,000
BNP Paribas SA Joint Repurchase Agreement(16)		190,000	190,000
Deutsche Bank AG Joint Repurchase Agreement(16)		205,000	205,000
RBS Securities, Inc. Joint Repurchase Agreement(16)		210,000	210,000
Total Repurchase Agreements (cost $930,000)			930,000
TOTAL INVESTMENTS (cost $57,239,625)(17)		110.4%	61,190,320
Liabilities in excess of other assets		(10.4)	(5,762,764)
NET ASSETS		100.0%	$55,427,556

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $11,881,224 representing 21.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,972	$897.18	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(10)  Security in default of interest.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$1,070	$14,124	$1,601	$(12,523)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus 3 Month USD LIBOR-BBA maturing on 03/18/2020	Goldman Sachs International	March 2020	3.00	1,180	14,927	5,802	(9,125)
					$29,051	$7,403	$(21,648)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United State Dollar

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Short	Australian 10 YR Bonds	June 2019	$193,880	$196,764	$(2,884)
1	Short	Euro-Bund	June 2019	184,169	186,592	(2,423)
6	Long	U.S. Treasury 2 Year Notes	June 2019	1,273,758	1,278,562	4,804
23	Long	U.S. Treasury 5 Year Notes	June 2019	2,640,117	2,664,047	23,930
3	Short	U.S. Treasury 10 Year Notes	June 2019	368,687	372,656	(3,969)
11	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	1,431,892	1,460,593	(28,701)
11	Long	U.S. Treasury Ultra Bonds	June 2019	1,781,781	1,848,000	66,219
						$56,976

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	3,394	EUR	3,000	04/30/2019	$—	$(21)
Goldman Sachs International	EUR	99,000	USD	112,742	06/19/2019	957	—
JPMorgan Chase Bank	EUR	383,000	USD	433,703	04/30/2019	3,054	—
	JPY	100,000,000	USD	913,755	05/28/2019	7,521	—
						10,575	—
Net Unrealized Appreciation (Depreciation)						$11,532	$(21)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$8,466
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,491)	(5,049)
USD	175	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(677)	(8,872)
					$(9,168)	$(5,455)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$8,972	$8,972
Other Industries	17,626,707	—	—	17,626,707
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	702,810	—	702,810
Asset Backed Securities	—	12,459,172	—	12,459,172
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	361	5	366
Other Industries	—	9,146,331	—	9,146,331
Foreign Corporate Bonds & Notes	—	1,256,120	—	1,256,120
Municipal Bond & Notes	—	230,478	—	230,478
U.S. Government Agencies	—	12,869,156	—	12,869,156
U.S. Government Treasuries	—	4,586,943	—	4,586,943
Foreign Government Obligations	—	411,864	—	411,864
Options — Purchased	—	7,403	—	7,403
Short-Term Investment Securities	—	953,996	—	953,996
Repurchase Agreements		—	930,000	930,000
Total Investments at Value	$17,626,707	$43,554,634	$8,979	$61,190,320
Other Financial Instruments:†
Futures Contracts	$94,953	$—	$—	$94,953
Forward Foreign Currency Contracts	—	11,532	—	11,532
Centrally Cleared Interest Rate Swap Contracts	—	8,466	—	8,466
Total Other Financial Instruments	$94,953	$19,998	$—	$114,951

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$37,977	$—	$—	$37,977
Forward Foreign Currency Contracts	—	21	—	21
Centrally Cleared Interest Rate Swap Contracts	—	13,921	—	13,921
Total Other Financial Instruments	$37,977	$13,942	$—	$51,919

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	29.8%
Federal National Mtg. Assoc.	14.1
Federal Home Loan Mtg. Corp.	8.2
Government National Mtg. Assoc.	7.9
United States Treasury Bonds	7.4
Diversified Banking Institutions	5.1
United States Treasury Notes	5.0
Foreign Government Obligations	2.1
Electronic Components-Semiconductors	1.8
Applications Software	1.6
Tobacco	1.6
Electric-Integrated	1.3
E-Commerce/Products	1.2
Cable/Satellite TV	1.2
Finance-Credit Card	1.2
Web Portals/ISP	1.2
Telephone-Integrated	1.1
Oil Companies-Exploration & Production	1.1
Pipelines	1.1
Real Estate Investment Trusts	1.0
Medical-Drugs	0.9
Medical-HMO	0.8
Pharmacy Services	0.8
Repurchase Agreements	0.7
Brewery	0.7
Sovereign	0.7
Banks-Super Regional	0.7
Broadcast Services/Program	0.6
Computers	0.6
Municipal Bonds & Notes	0.6
Finance-Other Services	0.6
Banks-Commercial	0.6
Aerospace/Defense-Equipment	0.5
Multimedia	0.5
Internet Content-Entertainment	0.5
Transport-Rail	0.5
Retail-Restaurants	0.5
Electric-Generation	0.5
Beverages-Wine/Spirits	0.5
Medical Products	0.4
Electronic Forms	0.4
Consulting Services	0.4
Diversified Manufacturing Operations	0.4
Cellular Telecom	0.4
Commercial Services-Finance	0.4
Medical-Biomedical/Gene	0.4
Aerospace/Defense	0.4
Food-Misc./Diversified	0.3
Chemicals-Diversified	0.3
Auto-Cars/Light Trucks	0.3
Coatings/Paint	0.3
Medical Instruments	0.3
Semiconductor Components-Integrated Circuits	0.2
Athletic Footwear	0.2
Therapeutics	0.2
Commercial Services	0.2
Insurance-Property/Casualty	0.2
Metal-Iron	0.2
Semiconductor Equipment	0.2
Insurance Brokers	0.2
Finance-Consumer Loans	0.2%
Industrial Gases	0.2
Web Hosting/Design	0.2
Computer Aided Design	0.2
Cosmetics & Toiletries	0.2
Electronic Components-Misc.	0.2
Machinery-Farming	0.2
Medical-Generic Drugs	0.2
Diagnostic Equipment	0.1
Enterprise Software/Service	0.1
Cruise Lines	0.1
Retail-Building Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Oil Refining & Marketing	0.1
Finance-Investment Banker/Broker	0.1
Hotels/Motels	0.1
Computers-Memory Devices	0.1
Oil Companies-Integrated	0.1
Retail-Discount	0.1
Engineering/R&D Services	0.1
Building Products-Cement	0.1
Chemicals-Specialty	0.1
Computer Software	0.1
Containers-Paper/Plastic	0.1
Machinery-General Industrial	0.1
Containers-Metal/Glass	0.1
Wireless Equipment	0.1
Food-Catering	0.1
Industrial Automated/Robotic	0.1
Firearms & Ammunition	0.1
Airlines	0.1
Medical-Hospitals	0.1
Building & Construction Products-Misc.	0.1
Gas-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Rental Auto/Equipment	0.1
Medical Labs & Testing Services	0.1
Music	0.1
Building-Residential/Commercial	0.1
Electric-Distribution	0.1
Electronic Measurement Instruments	0.1
Veterinary Diagnostics	0.1
Independent Power Producers	0.1
Insurance-Life/Health	0.1
Data Processing/Management	0.1
118.4%

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Credit Quality†#
Aaa	60.4%
Aa	1.0
A	6.7
Baa	13.2
Ba	3.7
B	0.9
Caa	0.7
Ca	0.2
Not Rated##	13.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.5%
Aerospace/Defense — 0.3%
Boeing Co.	321	$122,436
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	467	96,375
Applications Software — 1.5%
Microsoft Corp.	4,520	533,089
salesforce.com, Inc.†	863	136,673
		669,762
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,251	105,347
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	773	61,446
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	402	70,483
Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	1,788	45,451
Liberty Media Corp. - Liberty Formula One, Series C†	1,438	50,402
		95,853
Building Products-Cement — 0.1%
Vulcan Materials Co.	433	51,267
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class C†	654	59,998
Coatings/Paint — 0.2%
Sherwin-Williams Co.	180	77,528
Commercial Services — 0.2%
CoStar Group, Inc.†	146	68,097
ServiceMaster Global Holdings, Inc.†	683	31,896
		99,993
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	492	55,842
Computer Aided Design — 0.2%
Autodesk, Inc.†	486	75,729
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	763	48,595
Computers — 0.6%
Apple, Inc.	1,432	272,008
Consulting Services — 0.4%
Gartner, Inc.†	855	129,686
Verisk Analytics, Inc.	386	51,338
		181,024
Containers-Metal/Glass — 0.1%
Ball Corp.	797	46,114
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	438	72,511
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,175	64,578
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	233	$63,777
Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	534	76,645
Parker-Hannifin Corp.	432	74,140
		150,785
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	256	455,872
Wayfair, Inc., Class A†	301	44,683
		500,555
Electronic Components-Misc. — 0.1%
Sensata Technologies Holding PLC†	915	41,193
Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	847	70,267
NVIDIA Corp.	749	134,490
Texas Instruments, Inc.	1,550	164,409
		369,166
Electronic Forms — 0.4%
Adobe, Inc.†	698	186,010
Enterprise Software/Service — 0.1%
Tyler Technologies, Inc.†	293	59,889
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,407	44,883
Finance-Credit Card — 1.0%
Mastercard, Inc., Class A	875	206,019
Visa, Inc., Class A	1,506	235,222
		441,241
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,162	58,088
Finance-Other Services — 0.2%
CME Group, Inc.	258	42,462
Intercontinental Exchange, Inc.	728	55,430
		97,892
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	782	42,549
Food-Catering — 0.1%
Aramark	1,555	45,950
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	701	58,260
Independent Power Producers — 0.1%
NRG Energy, Inc.	675	28,674
Industrial Automated/Robotic — 0.1%
Cognex Corp.	893	45,418
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	423	80,776
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,312	94,582
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	743	123,851
Netflix, Inc.†	340	121,230
		245,081

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.2%
Deere & Co.	411	$65,694
Machinery-General Industrial — 0.1%
Wabtec Corp.	633	46,665
Medical Instruments — 0.2%
Boston Scientific Corp.†	1,700	65,246
Medical Labs & Testing Services — 0.1%
Teladoc Health, Inc.†	548	30,469
Medical Products — 0.2%
Abbott Laboratories	756	60,435
ICU Medical, Inc.†	134	32,070
		92,505
Medical-Biomedical/Gene — 0.3%
AnaptysBio, Inc.†	397	29,001
Gilead Sciences, Inc.	487	31,660
Insmed, Inc.†	1,033	30,029
Sage Therapeutics, Inc.†	123	19,563
		110,253
Medical-Drugs — 0.6%
AbbVie, Inc.	1,293	104,203
Bristol-Myers Squibb Co.	919	43,845
Eli Lilly & Co.	400	51,904
Merck & Co., Inc.	756	62,877
		262,829
Medical-HMO — 0.5%
Humana, Inc.	259	68,894
UnitedHealth Group, Inc.	662	163,686
		232,580
Multimedia — 0.2%
Walt Disney Co.	926	102,814
Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc.	286	27,222
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp.	962	123,136
Invitation Homes, Inc.	749	18,223
		141,359
Retail-Restaurants — 0.4%
Dunkin' Brands Group, Inc.	363	27,261
McDonald's Corp.	355	67,415
Starbucks Corp.	1,218	90,546
		185,222
Semiconductor Equipment — 0.2%
Lam Research Corp.	514	92,011
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	3,589
Therapeutics — 0.2%
Mirati Therapeutics, Inc.†	212	15,540
Neurocrine Biosciences, Inc.†	687	60,525
Sarepta Therapeutics, Inc.†	207	24,672
		100,737
Security Description	Shares/ Principal Amount(17)		Value (Note 2)
Tobacco — 0.4%
Altria Group, Inc.		2,747	$157,760
Transport-Rail — 0.2%
CSX Corp.		1,413	105,721
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†		901	28,895
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†		1,049	78,874
Web Portals/ISP — 1.2%
Alphabet, Inc., Class C†		446	523,296
Total Common Stocks (cost $5,927,336)			7,435,399
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	207,759
Cellular Telecom — 0.1%
Vodafone Group PLC 7.00% due 04/04/2079		70,000	71,032
Diversified Banking Institutions — 1.6%
Credit Agricole SA 8.13% due 12/23/2025(3)		200,000	224,630
Credit Suisse Group AG 6.25% due 12/18/2024(3)		275,000	274,160
UniCredit SpA 6.63% due 06/03/2023(3)	EUR	200,000	218,013
			716,803
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Preferred Securities/Capital Securities (cost $1,004,483)			995,595
ASSET BACKED SECURITIES — 29.8%
Diversified Financial Services — 29.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.66% (1 ML+0.17%) due 01/25/2037(4)		29,823	28,951
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 4.02% (3 ML+1.25%) due 07/25/2029*(5)		250,000	249,489
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.76% (3 ML+1.00%) due 07/28/2028*(5)		250,000	248,311
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(6)		50,000	50,182
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.06% (1 ML+1.58%) due 10/25/2034		3,080	3,094

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Atrium XII FRS Series 12A, Class AR 3.59% (3 ML+0.83%) due 04/22/2027*(5)	$250,000	$248,310
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.90% (3 ML+1.12%) due 01/18/2025*(5)	103,569	103,594
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(6)(7)(8)	994,920	52,137
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	107,690	108,180
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	72,931	73,142
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	66,693	66,885
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	67,838	68,043
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	68,134	69,225
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	85,266	86,592
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.33% (1 ML+0.85%) due 08/15/2036*(7)	153,000	152,255
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.43% due 02/25/2036(4)(6)	109,145	102,222
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.69% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	149,907
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.78% (1 ML+ 1.30%) due 03/25/2029*(4)	150,000	150,000
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(6)(7)(8)	212,312	7,779
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(6)(7)(8)	370,082	13,676
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,750	10,747
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 5.03% (1 ML + 2.55%) due 12/15/2037*(7)	$100,000	$100,562
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.54% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,735
CBAM CLO Management LLC FRS Series 2017-3A, Class A 4.00% (3 ML+1.23%) due 10/17/2029*(5)	250,000	249,577
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.83% (3 ML+1.05%) due 04/24/2030*(5)	250,000	247,673
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	10,834	10,811
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	103,609	103,011
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	120,000	124,481
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	75,000	78,815
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.97% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	53,213	52,403
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	30,445	30,318
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML+1.15%) due 10/25/2028*(5)	250,000	248,772
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(6)	100,000	100,000
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	75,000	78,525
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	110,000	111,037
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	155,000	159,052
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	155,059	159,300

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	$149,000	$155,946
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	39,674	34,052
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.79% due 06/15/2057(6)(7)(8)	1,185,118	43,565
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(7)	125,000	129,895
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	46,608	45,500
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(6)	39,423	38,963
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,550	60,447
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.19% due 05/25/2035(4)(6)	81,966	82,201
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 4.00% (3 ML+1.22%) due 07/24/2030*(5)	250,000	249,096
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	160,000	160,208
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	40,000	44,985
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	101,854
GS Mtg. Securities Trust Series 2017-CS5, Class A4 3.67% due 03/10/2050(7)	35,124	36,372
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	145,000	150,287
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	140,000	146,365
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	20,766	18,529
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.65% due 04/25/2036(4)(6)	7,896	6,981
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Home Re, Ltd. FRS Series 2018-1, Class M1 4.09% (1 ML + 1.60%) due 10/25/2028*(4)	$60,000	$60,113
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.03% (1 ML+0.54%) due 05/25/2035(4)	60,036	58,829
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	64,000	66,500
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(7)	125,000	127,014
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	133,340	133,270
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	100,000	99,141
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.19% (1 ML+1.70%) due 03/01/2024*(4)	100,000	100,066
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 4.15% (1 ML+1.65%) due 11/01/2022*(4)	44,574	44,707
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.25% (1 ML+1.75%) due 09/01/2022*(4)	42,890	42,904
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.93% (3 ML+1.16%) due 07/23/2029*(5)	250,000	249,962
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 4.27% (3 ML+1.50%) due 07/25/2026*(5)	250,000	249,909
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*	18,873	18,847
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	12,496	12,890
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.56% due 12/25/2034(4)(6)	22,798	23,381
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	83,441	83,338

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.09% due 12/15/2047(6)(7)(8)	$345,105	$12,039
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	25,000	26,223
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(6)(7)(8)	128,361	10,228
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	105,000	106,529
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	31,810	24,461
MortgageIT Trust FRS Series 2005-4, Class A1 2.77% (1 ML+0.28%) due 10/25/2035(4)	108,999	107,507
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,500	57,320
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,270
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(6)	80,204	81,864
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.24% (1 ML + 0.75%) due 01/25/2048*(4)	118,561	117,719
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	77,690	78,546
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	70,382	71,106
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.99% (1 ML+1.50%) due 06/25/2057*(4)	94,578	96,006
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	132,160	134,502
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	$134,412	$137,359
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	106,141	108,434
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	83,516	85,321
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	110,661	112,392
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	11,916	11,732
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	110,092
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	76,899	76,564
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	75,511	75,473
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.59% (3 ML+0.80%) due 07/15/2027*(5)	250,000	248,453
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.62% (3 ML+0.85%) due 04/17/2027*(5)	215,000	213,981
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	136,921
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	17,570	17,596
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.59% (1 ML+0.10%) due 02/25/2037	43,389	25,663
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.80% (3 ML+1.05%) due 04/30/2027*(5)	250,000	248,425
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.48% (1 ML+2.00%) due 03/27/2024*(4)	100,000	100,239

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	$8,063	$8,058
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,520	1,450
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.62% (1 ML+0.13%) due 05/25/2037	106,265	81,537
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	37,659	37,660
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	41,813	41,506
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	20,506	20,505
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.74% (1 ML+0.25%) due 11/25/2036	195,000	180,590
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	143,845
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	75,526	75,417
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.60% (3 ML+0.84%) due 04/20/2028*(5)	250,000	247,977
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	59,088	58,133
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	53,203	52,596
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	136,745	135,217
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	64,425	63,761
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	97,210	95,622
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	71,160	70,034
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	132,587	130,147
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.09% (1 ML+0.60%) due 02/25/2057*	$85,069	$84,367
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.83% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,120
Tryon Park CLO, Ltd. FRS Series 2013-1A, Class A1SR 3.68% (3 ML+0.89%) due 04/15/2029*(5)	405,000	402,651
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	87,388	87,264
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	70,804	70,963
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	79,414	79,759
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	118,016	118,797
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	128,473	129,544
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.68% (3 ML+0.90%) due 01/18/2029*(5)	250,000	247,576
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.14% due 09/15/2057(6)(7)(8)	971,025	42,134
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	80,000	83,318
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(6)(7)	10,000	9,438
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	27,227	26,922
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	1,080	1,101
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.94% due 01/25/2035(4)(6)	64,994	65,980
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	47,621	48,827

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	$49,375	$48,677
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,008
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(6)(7)(8)	494,112	5,895
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	145,000	152,010
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	130,000	136,174
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	60,000	63,244
Total Asset Backed Securities (cost $13,371,968)		13,438,699
U.S. CORPORATE BONDS & NOTES — 20.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	25,000	25,399
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	5,000	4,937
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	110,000	112,911
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	31,158
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,304
		154,310
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	15,085
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	25,262
		40,347
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	20,408
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	20,859
		41,267
Security Description	Principal Amount(17)	Value (Note 2)
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	$15,000	$13,923
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	10,000	7,837
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,379
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,570
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	4,847
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	46,934
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	39,587
		126,077
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	40,476
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,313
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	24,377
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	130,172
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	65,250
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	41,163
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,325
		295,600
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	29,618
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	15,000	14,661
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	26,246

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits (continued)
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	$39,000	$41,576
		112,101
Brewery — 0.7%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	15,000	14,985
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	10,000	10,044
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	38,942
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	25,000	26,051
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,607
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	20,000	21,308
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	38,121
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	155,000	167,790
		326,848
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	36,292
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	19,149
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,790
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	19,445
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	35,000	38,409
Security Description	Principal Amount(17)	Value (Note 2)
Broadcast Services/Program (continued)
Fox Corp. Senior Notes 4.03% due 01/25/2024*	$50,000	$51,834
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	20,400
		201,319
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	35,000	36,648
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	30,188
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	65,000	68,587
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	35,000	36,560
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	33,630
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,093
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	20,916
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	4,872
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	53,119
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,832
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	16,057
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	11,030
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	62,714

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	$5,000	$4,729
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,775
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	43,701
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	46,120
		461,735
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,131
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	25,000	25,375
		30,506
Chemicals-Diversified — 0.3%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	73,201
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	60,000	64,824
		138,025
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	39,296
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	112,182
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,271
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,240
		19,511
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	60,000	57,300
Security Description	Principal Amount(17)	Value (Note 2)
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	$45,000	$47,683
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	25,704
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,647
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,002
		19,649
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,044
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	115,081
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	45,000	44,003
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	75,336
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	35,673
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	104,720
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,759
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,767
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	48,972
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	19,651
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	80,000	80,348
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	90,000	91,495
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	20,520

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	$25,000	$25,686
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,445
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	10,000	10,361
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	34,689
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	34,609
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	59,861
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	71,614
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	15,330
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	35,000	37,015
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	37,003
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	49,984
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,210
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	49,660
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,072
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	51,356
JPMorgan Chase & Co. FRS Senior Notes 4.01% (3 ML+1.23%) due 10/24/2023	30,000	30,451
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,837
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,817
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.13% due 07/27/2026	$16,000	$15,575
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	84,357
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,035
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,988
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,461
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,052
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,266
		1,530,103
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,040
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	15,026
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	50,000	51,970
		66,996
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,865
Electric-Integrated — 1.3%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	5,067
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	19,863
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,858
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	41,878
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,340

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	$15,000	$14,641
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,946
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	46,580
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,168
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	30,153
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	50,181
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027(10)	100,000	87,250
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034(10)	45,000	44,663
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	16,194
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,956
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	29,384
		569,122
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	11,946
Electronic Components-Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	19,169
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	79,794
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	105,000	100,309
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	95,000	94,888
Security Description	Principal Amount(17)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/19/2046	$20,000	$21,135
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	45,000	45,913
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	100,000	102,013
		463,221
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,680
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,000
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	15,089
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,969
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	50,762
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	40,892
		91,654
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	190
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	1
		192
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	161,579
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,187
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	40,000	41,507

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	$5,000	$5,248
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	5,061
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	35,000	32,624
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,325
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	50,000	51,432
		150,384
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	35,569
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,378
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	25,930
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	15,873
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,822
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,127
		88,130
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	26,000	26,910
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,850
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,004
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,525
Security Description	Principal Amount(17)	Value (Note 2)
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	$10,000	$10,150
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	46,261
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	79,999
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	25,000	24,904
		104,903
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,896
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,010
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,466
		57,372
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	62,114
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	14,583
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	15,000	13,528
		28,111
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,730
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	25,801
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,922
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,906
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,405

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	$50,000	$52,192
		144,956
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,577
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	14,114
		38,691
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	34,531
Multimedia — 0.3%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	70,000	72,771
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,486
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	59,756
		146,013
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	30,000	30,375
Oil Companies-Exploration & Production — 0.8%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	55,000	56,602
Hess Corp. Senior Notes 4.30% due 04/01/2027	60,000	59,424
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,206
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	49,813
Hess Corp. Senior Notes 7.30% due 08/15/2031	25,000	29,158
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,720
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,123
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	$40,000	$39,707
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,325
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	25,000	25,250
		381,328
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	20,000	19,801
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	34,243
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,046
		59,090
Pharmacy Services — 0.7%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	145,000	150,404
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	28,000	28,336
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	65,000	66,732
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	30,222
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,570
		311,264
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	35,169
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	20,853
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	58,979
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	10,000	11,201

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	$15,000	$15,500
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,612
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	12,000	11,133
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,304
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,876
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	25,157
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,553
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,073
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,070
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	14,870
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,342
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,769
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	10,204
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	45,000	46,545
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	45,000	44,624
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	20,000	20,302
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	5,000	4,874
		458,010
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Investment Trusts — 0.7%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	$30,000	$29,967
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	26,090
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	100,000	99,885
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	84,542
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,430
		310,914
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	30,675
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	60,259
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,426
		64,685
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	55,000	56,630
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	35,000	35,719
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	15,422
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	31,000	31,356
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	70,000	71,510
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	4,926
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	20,479
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	62,418

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	$15,000	$15,855
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	26,000	26,489
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	16,044
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	16,874
		281,373
Tobacco — 1.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	100,000	99,763
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	10,000	10,178
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	16,421
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	15,417
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	30,000	30,927
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	95,000	100,474
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	65,000	69,748
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	50,000	49,488
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	35,000	34,222
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	50,000	47,340
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	55,000	49,211
		523,189
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	60,000	59,225
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	57,104
		116,329
Total U.S. Corporate Bonds & Notes (cost $9,030,687)		9,150,682
Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	$15,000	$15,446
Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	21,051
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	70,000	71,150
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,939
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,254
		49,193
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,862
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	56,798
Electric-Generation — 0.5%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	201,500
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,672
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	30,750
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,383
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	55,000	49,068
		98,451
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000	20,180

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 5.25% due 06/15/2046		$10,000	$8,999
			29,179
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		75,000	81,525
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	11,475
			93,000
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		65,000	65,165
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		30,000	30,543
			95,708
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		10,000	9,910
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		24,000	22,032
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	25,137
			57,079
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		30,000	31,049
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		15,000	15,298
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		20,000	20,933
			36,231
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		100,000	105,582
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		45,000	45,496
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		3,000	2,753
Security Description	Principal Amount(17)	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	$150,000	$156,931
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,510
		241,690
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	24,750
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,350
		46,100
Total Foreign Corporate Bonds & Notes (cost $1,364,450)		1,299,491
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	15,057
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	30,870
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,737
City of Chicago, IL Series B
General Obligation Bonds 7.38% due 01/01/2033	70,000	78,077
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	24,000	27,010
State of California General Obligation Bonds 7.55% due 04/01/2039	35,000	53,155
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	30,000	30,852
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,286
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,433
Total Municipal Bonds & Notes (cost $259,902)		272,477
U.S. GOVERNMENT AGENCIES — 30.2%
Federal Home Loan Mtg. Corp. — 8.2%
2.50% due 01/01/2028	5,862	5,861
2.50% due 04/01/2028	12,353	12,350
3.00% due 08/01/2027	4,986	5,043
3.00% due 10/01/2042	15,652	15,661

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 11/01/2042	$6,147	$6,150
3.00% due 02/01/2043	25,749	25,763
3.00% due 08/01/2043	52,409	52,438
3.00% due April TBA	175,000	174,224
3.50% due 02/01/2042	6,454	6,597
3.50% due 03/01/2042	3,967	4,054
3.50% due 09/01/2043	21,746	22,250
3.50% due April TBA	1,000,000	1,014,319
4.00% due 03/01/2023	315	325
4.00% due 10/01/2043	10,704	11,104
4.00% due April TBA	1,000,000	1,029,356
4.50% due 01/01/2039	731	773
4.50% due April TBA	875,000	913,152
5.00% due 12/01/2020	506	517
5.00% due 07/01/2021	2,554	2,576
5.00% due 05/01/2034	8,919	9,703
5.50% due 07/01/2034	5,700	6,253
5.50% due 07/01/2035	5,529	6,074
5.50% due 04/01/2037	1,955	2,147
5.50% due 05/01/2037	1,931	2,119
5.50% due 08/01/2037	10,762	11,824
6.50% due 05/01/2029	1,841	2,045
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	1,004	1,035
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.04% due 10/25/2047*(6)(7)	90,000	89,864
Series 2010-K8, Class B 5.28% due 09/25/2043*(6)(7)	100,000	102,380
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8)	204,988	10,883
Series K064, Class X1 0.61% due 03/25/2027(6)(7)(8)	377,426	15,734
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	82,000	84,066
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.14% (1 ML+1.65%) due 04/25/2043*(4)	26,274	26,441
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	773	755
Series 3883, Class PB 3.00% due 05/15/2041(4)	22,245	22,535
Security Description	Principal Amount(17)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 1577, Class PK 6.50% due 09/15/2023(4)	$3,364	$3,520
Series 1226, Class Z 7.75% due 03/15/2022(4)	373	391
		3,700,282
Federal National Mtg. Assoc. — 14.1%
2.50% due 02/01/2043	129,030	125,915
2.50% due 03/01/2043	125,261	122,237
2.66% due 03/01/2027	210,000	207,352
2.78% due 03/01/2027	74,700	74,466
2.88% due 11/01/2027	155,111	154,626
2.97% due 06/01/2027	130,801	132,581
3.00% due 01/01/2028	8,754	8,868
3.00% due April TBA	125,000	126,150
3.16% due 08/01/2027	150,000	152,383
3.50% due 11/01/2047	756,573	768,232
3.50% due April TBA	925,000	937,537
4.00% due 11/01/2040	51,436	53,346
4.00% due 11/01/2041	2,616	2,717
4.00% due 10/01/2043	46,122	47,735
4.00% due 11/01/2043	6,031	6,253
4.00% due 12/01/2043	30,428	31,886
4.00% due 02/01/2049	1,046,488	1,080,094
4.00% due April TBA	390,000	401,155
4.50% due 01/01/2039	1,893	2,000
4.50% due 06/01/2039	29,094	30,664
4.50% due 05/01/2041	4,824	5,049
5.00% due 06/01/2019 58 59 5.00% due 07/01/2040	18,326	19,766
5.50% due 06/01/2020	18,108	18,197
5.50% due 07/01/2020	1,745	1,747
5.50% due 03/01/2021	4,830	4,880
5.50% due 04/01/2021	4,720	4,771
5.50% due 06/01/2021	22,575	22,831
5.50% due 10/01/2021	10,567	10,713
5.50% due 12/01/2021	24,102	24,335
5.50% due 06/01/2022	31,715	32,191
5.50% due 12/01/2029	1,104	1,179
5.50% due 05/01/2034	2,544	2,784
5.50% due 08/01/2037	6,094	6,698
5.50% due 06/01/2038	551	602
5.50% due April TBA	200,000	213,532
6.00% due 06/01/2026	10,143	10,924
6.00% due 03/01/2027	12,968	13,967
6.00% due 12/01/2033	1,511	1,666
6.00% due 05/01/2034	5,945	6,553
6.00% due 08/01/2034	482	532
6.00% due 06/01/2040	3,091	3,410
6.00% due April TBA	300,000	323,279
6.50% due 11/01/2035	2,842	3,195
6.50% due 10/01/2037	935	1,041
7.00% due 06/01/2037	11,122	12,747
Federal National Mtg. Assoc. FRS 4.34% (12 ML+1.57%) due 05/01/2037	1,725	1,797
4.57% (12 ML+1.82%) due 10/01/2040	1,778	1,861

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 6.04% (1 ML+3.55%) due 07/25/2029(4)	$35,000	$37,597
Series 2016-C07, Class 2M2 6.84% (1 ML+4.35%) due 05/25/2029(4)	70,142	76,799
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	5,031	4,952
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	18,779	18,266
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	37,993	37,201
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	41,538	41,174
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	14,101	14,169
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	34,976	34,696
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	52,378	52,502
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	31,457	31,543
Series 2017-72, Class B 3.00% due 09/25/2047(4)	49,551	49,452
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	49,396	49,297
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	58,643	58,769
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	21,953	22,664
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	55,648	56,881
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	55,041	56,215
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	58,461	59,574
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	45,077	47,143
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	51,435	52,722
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	50,079	50,717
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	49,706	50,774
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	72,318	73,635
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	25,148	25,748
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	55,048	56,440
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	50,556	51,552
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	52,000	52,977
		6,379,962
Security Description	Principal Amount(17)	Value (Note 2)
Government National Mtg. Assoc. — 7.9%
3.00% due April TBA	$700,000	$703,008
3.50% due April TBA	1,085,000	1,108,459
4.00% due 10/15/2040	17,769	18,612
4.00% due 02/15/2041	8,898	9,207
4.00% due 09/15/2041	12,257	12,736
4.00% due 10/15/2041	6,341	6,553
4.00% due April TBA	900,000	929,232
4.50% due 06/15/2041	132,892	139,752
5.00% due 01/15/2033	1,389	1,485
5.00% due 01/15/2040	46,875	50,044
5.00% due April TBA	300,000	312,954
5.50% due 04/15/2036	80,170	86,193
6.00% due 02/15/2033	14,878	16,025
6.50% due 07/15/2028	58,429	64,144
6.50% due 08/15/2028	3,848	4,225
6.50% due 09/15/2028	6,982	7,793
6.50% due 11/15/2028	9,909	10,879
7.00% due 01/15/2033	4,993	5,713
7.00% due 05/15/2033	6,859	7,815
7.00% due 11/15/2033	3,129	3,568
8.00% due 02/15/2030	1,204	1,247
9.00% due 11/15/2021	71	74
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(4)	164	177
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	56,277	54,478
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	2,056	2,284
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,536	1,751
		3,558,408
Total U.S. Government Agencies (cost $13,506,250)		13,638,652
U.S. GOVERNMENT TREASURIES — 12.4%
United States Treasury Bonds — 7.4%
2.25% due 08/15/2046	225,000	200,637
2.50% due 02/15/2045(13)	150,000	141,527
3.00% due 05/15/2045(14)	370,000	383,890
3.00% due 11/15/2045	202,000	209,638
3.00% due 02/15/2048	365,000	377,647
3.13% due 05/15/2048	300,000	318,106
3.38% due 05/15/2044	95,000	105,008
3.63% due 08/15/2043	105,000	120,635
3.63% due 02/15/2044	105,000	120,787
3.75% due 11/15/2043	105,000	123,092
5.00% due 05/15/2037	256,000	346,050
8.13% due 08/15/2021	590,000	668,797
		3,115,814

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 5.0%
0.38% due 07/15/2027 TIPS(12)		$1,172,992	$1,164,001
0.88% due 01/15/2029 TIPS(12)		199,362	205,698
1.88% due 01/31/2022		260,000	257,369
2.00% due 02/15/2025		230,000	226,235
2.25% due 08/15/2027		130,000	128,756
2.88% due 05/15/2028		245,000	254,484
3.13% due 11/15/2028		215,000	228,060
			2,464,603
Total U.S. Government Treasuries (cost $5,478,916)			5,580,417
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Government of Romania Senior Notes 6.13% due 01/22/2044		70,000	80,005
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	17,039
State of Qatar Senior Notes 4.00% due 03/14/2029*		200,000	206,122
Total Foreign Government Obligations (cost $297,827)			303,166
OPTIONS — PURCHASED†(11) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $29,449)		2,281,000	7,521
Total Long-Term Investment Securities (cost $50,271,268)			52,122,099
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Foreign Government Obligations — 2.1%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	150,000	7,815
Government of Egypt Bills 19.43% due 10/15/2019	EGP	850,000	44,944
Government of Japan Bills (0.21)% due 05/27/2019	JPY	100,000,000	902,540
Total Short-Term Investment Securities (cost $957,062)			955,299
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		85,000	85,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		35,000	35,000
BNP Paribas SA Joint Repurchase Agreement(15)		70,000	70,000
Deutsche Bank AG Joint Repurchase Agreement(15)		75,000	75,000
Security Description	Principal Amount(17)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(15)	$75,000	$75,000
Total Repurchase Agreements (cost $340,000)		340,000
TOTAL INVESTMENTS (cost $51,568,330)(16)	118.4%	53,417,398
Liabilities in excess of other assets	(18.4)	(8,309,514)
NET ASSETS	100.0%	$45,107,884

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $12,296,629 representing 27.3% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,589	$897.18	0.01%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(10)  Security in default of interest.

(11)  Purchased Options

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$1,080	$14,256	$1,616	$(12,640)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus 3 Month USD LIBOR-BBA maturing on 03/18/2020	Goldman Sachs International	March 2020	3.00	1,201	15,193	5,905	(9,288)
					$29,449	$7,521	$(21,928)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(12)  Principal amount of security is adjusted for inflation.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

(17)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Short	Australian 10 Year Bonds	June 2019	$193,880	$196,764	$(2,884)
1	Short	Euro Bund	June 2019	184,169	186,592	(2,423)
7	Long	U.S. Treasury 2 Year Notes	June 2019	1,486,047	1,491,656	5,609
16	Long	U.S. Treasury 5 Year Notes	June 2019	1,838,469	1,853,250	14,781
8	Short	U.S. Treasury 10 Year Notes	June 2019	981,514	993,750	(12,236)
11	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	1,431,892	1,460,594	(28,702)
7	Long	U.S. Treasury Ultra Bonds	June 2019	1,133,070	1,176,000	42,930
						$17,075

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	2,263	EUR	2,000	04/30/2019	$—	$(14)
JPMorgan Chase Bank	EUR	384,000	USD	434,836	04/30/2019	3,062	—
	JPY	100,000,000	USD	913,755	05/28/2019	7,521	—
						10,583	—
Net Unrealized Appreciation (Depreciation)						$10,583	$(14)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds —
USD	355	09/29/2026	H.15-OIS-Compound/Annually	1.00%/Annually	$8,071	$21,075
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,341)	(3,771)
USD	175	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(677)	(8,871)
					$1,053	$8,433

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,589	$3,589
Other Industries	7,431,810	—	—	7,431,810
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	995,594	—	995,594
Asset Backed Securities	—	13,438,699	—	13,438,699
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	190	2	192
Other Industries	—	9,150,490	—	9,150,490
Foreign Corporate Bonds & Notes	—	1,299,491	—	1,299,491
Municipal Bond & Notes	—	272,477	—	272,477
U.S. Government Agencies	—	13,638,652	—	13,638,652
U.S. Government Treasuries	—	5,580,417	—	5,580,417
Foreign Government Obligations	—	303,166	—	303,166
Options — Purchased	—	7,521	—	7,521
Short-Term Investment Securities	—	955,299	—	955,299
Repurchase Agreements	—	340,000	—	340,000
Total Investments at Value	$7,431,810	$45,981,996	$3,592	$53,417,398

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$63,320	$—	$—	$63,320
Forward Foreign Currency Contracts	—	10,583	—	10,583
Centrally Cleared Interest Rate Swap Contracts	—	21,075	—	21,075
Total Other Financial Instruments	$63,320	$31,658	$—	$94,978
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$46,245	$—	$—	$46,245
Forward Foreign Currency Contracts	—	14	—	14
Centrally Cleared Interest Rate Swap Contracts	—	12,642	—	12,642
Total Other Financial Instruments	$46,245	$12,656	$—	$58,901

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Repurchase Agreements	6.5%
Medical-Drugs	4.4
Diversified Banking Institutions	4.3
United States Treasury Notes	3.6
Commercial Paper	2.8
Oil Companies-Integrated	2.4
Real Estate Investment Trusts	2.4
Web Portals/ISP	2.2
Exchange-Traded Funds	2.1
Telephone-Integrated	2.1
Diversified Financial Services	2.0
Aerospace/Defense	1.9
Retail-Building Products	1.9
Beverages-Non-alcoholic	1.8
Electric-Integrated	1.8
Applications Software	1.8
Banks-Commercial	1.7
E-Commerce/Products	1.5
Computers	1.5
Retail-Restaurants	1.5
Insurance-Life/Health	1.5
Electronic Components-Semiconductors	1.4
Computer Services	1.4
Medical-Biomedical/Gene	1.4
Networking Products	1.4
Enterprise Software/Service	1.3
Insurance-Multi-line	1.2
United States Treasury Bonds	1.2
Oil Companies-Exploration & Production	1.2
Medical Products	1.2
Oil Refining & Marketing	1.1
Airlines	1.1
Chemicals-Diversified	1.0
Electronic Forms	0.9
Food-Misc./Diversified	0.8
Medical Instruments	0.7
Federal National Mtg. Assoc.	0.7
Semiconductor Components-Integrated Circuits	0.7
Retail-Apparel/Shoe	0.7
Internet Content-Entertainment	0.7
Cosmetics & Toiletries	0.7
Government National Mtg. Assoc.	0.6
Medical-HMO	0.6
Commercial Services-Finance	0.6
Non-Hazardous Waste Disposal	0.6
E-Commerce/Services	0.6
Instruments-Controls	0.6
Medical-Wholesale Drug Distribution	0.6
Finance-Credit Card	0.5
Retail-Drug Store	0.5
Transport-Rail	0.5
Real Estate Operations & Development	0.5
Electronic Measurement Instruments	0.5
Retail-Discount	0.5
Auto-Cars/Light Trucks	0.5
Banks-Super Regional	0.5
Investment Management/Advisor Services	0.4
Metal-Diversified	0.4
Cellular Telecom	0.4
Pipelines	0.4
Food-Retail	0.4%
Hotels/Motels	0.4
Independent Power Producers	0.4
Containers-Paper/Plastic	0.4
Advertising Agencies	0.4
Building-Residential/Commercial	0.4
Finance-Investment Banker/Broker	0.4
Auto/Truck Parts & Equipment-Original	0.3
Engines-Internal Combustion	0.3
Building & Construction-Misc.	0.3
Food-Wholesale/Distribution	0.3
Casino Hotels	0.3
Import/Export	0.3
Computer Data Security	0.3
Diversified Manufacturing Operations	0.3
Semiconductor Equipment	0.3
Medical-Hospitals	0.3
Cable/Satellite TV	0.3
Data Processing/Management	0.3
Computer Aided Design	0.3
Finance-Consumer Loans	0.3
Internet Application Software	0.3
Apparel Manufacturers	0.3
Brewery	0.3
Commercial Services	0.3
Agricultural Chemicals	0.3
Finance-Leasing Companies	0.3
Auto-Heavy Duty Trucks	0.3
Electronic Components-Misc.	0.3
Steel-Producers	0.2
Office Automation & Equipment	0.2
Distribution/Wholesale	0.2
Tobacco	0.2
Metal-Copper	0.2
Telecommunication Equipment	0.2
Real Estate Management/Services	0.2
Broadcast Services/Program	0.2
Industrial Automated/Robotic	0.2
Entertainment Software	0.2
Food-Confectionery	0.2
Building-Heavy Construction	0.2
Electric-Distribution	0.2
Internet Infrastructure Software	0.2
Machinery-Electrical	0.2
Audio/Video Products	0.2
Electric Products-Misc.	0.2
Television	0.2
Insurance-Reinsurance	0.2
Pharmacy Services	0.2
Gambling (Non-Hotel)	0.2
Multimedia	0.2
Machinery-Construction & Mining	0.1
Rental Auto/Equipment	0.1
Paper & Related Products	0.1
Transactional Software	0.1
Telecom Services	0.1
Diversified Minerals	0.1
Machinery-Material Handling	0.1
Toys	0.1
E-Services/Consulting	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Publishing-Periodicals	0.1%
Finance-Other Services	0.1
Water Treatment Systems	0.1
Airport Development/Maintenance	0.1
Gas-Distribution	0.1
Private Equity	0.1
Radio	0.1
Building & Construction Products-Misc.	0.1
Internet Content-Information/News	0.1
Diversified Operations	0.1
Chemicals-Specialty	0.1
Patient Monitoring Equipment	0.1
Soap & Cleaning Preparation	0.1
Beverages-Wine/Spirits	0.1
Retail-Hypermarkets	0.1
Aerospace/Defense-Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Insurance-Property/Casualty	0.1
Funeral Services & Related Items	0.1
Finance-Auto Loans	0.1
Travel Services	0.1
Transport-Services	0.1
Internet Security	0.1
Medical Labs & Testing Services	0.1
Municipal Bonds & Notes	0.1
Retail-Misc./Diversified	0.1
Food-Baking	0.1
Satellite Telecom	0.1
Containers-Metal/Glass	0.1
Oil & Gas Drilling	0.1
Physical Therapy/Rehabilitation Centers	0.1
Insurance-Mutual	0.1
Veterinary Diagnostics	0.1
Theaters	0.1
Federal Home Loan Mtg. Corp.	0.1
100.5%

* Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.3%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	5,849	$426,919
Aerospace/Defense — 1.9%
Boeing Co.	5,602	2,136,715
Lockheed Martin Corp.	2,936	881,270
Raytheon Co.	398	72,468
Teledyne Technologies, Inc.†	324	76,791
		3,167,244
Aerospace/Defense-Equipment — 0.0%
Safran SA	83	11,389
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,943	283,830
Airlines — 1.1%
Azul SA ADR†	1,786	52,169
Delta Air Lines, Inc.	13,486	696,552
Deutsche Lufthansa AG	1,203	26,400
International Consolidated Airlines Group SA	27,942	186,045
Japan Airlines Co., Ltd.	4,100	144,420
United Continental Holdings, Inc.†	8,534	680,843
		1,786,429
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,096	197,413
Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	1,554	71,095
Hermes International	408	269,637
Kering SA	116	66,712
Moncler SpA	897	36,256
		443,700
Applications Software — 1.7%
Intuit, Inc.	3,823	999,370
Microsoft Corp.	14,939	1,761,906
		2,761,276
Audio/Video Products — 0.2%
Dolby Laboratories, Inc., Class A	710	44,709
Sony Corp.	5,600	235,701
		280,410
Auto-Cars/Light Trucks — 0.4%
Fiat Chrysler Automobiles NV†	6,309	94,336
Mitsubishi Motors Corp.	4,000	21,331
Peugeot SA	10,772	263,333
Suzuki Motor Corp.	800	35,480
Toyota Motor Corp.	3,100	181,832
Volkswagen AG (Preference Shares)	382	60,124
		656,436
Auto-Heavy Duty Trucks — 0.2%
Volvo AB, Class B	18,466	285,459
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	3,831	172,089
Faurecia SA	3,534	149,368
Lear Corp.	1,488	201,936
		523,393
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.5%
ABN AMRO Group NV CVA*	8,524	$192,453
Absa Group, Ltd.	6,866	72,429
Abu Dhabi Commercial Bank PJSC	39,189	101,179
Bank Leumi Le-Israel B.M.	9,144	59,969
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	667,000	103,510
China Construction Bank Corp.	114,000	97,726
Citizens Financial Group, Inc.	11,948	388,310
Commercial International Bank Egypt SAE GDR	19,617	76,210
Credicorp, Ltd.	634	152,128
DNB ASA	1,502	27,670
East West Bancorp, Inc.	1,888	90,567
Grupo Financiero Galicia SA ADR	2,003	51,117
Hang Seng Bank, Ltd.	8,500	209,724
HDFC Bank, Ltd.	5,674	189,541
Itau Unibanco Holding SA ADR	7,115	62,683
KBC Group NV	685	47,902
National Bank of Kuwait SAKP	1,681	4,975
Popular, Inc.	1,635	85,233
Resona Holdings, Inc.	43,200	187,543
Sberbank of Russia PJSC ADR	4,422	58,670
Sumitomo Mitsui Trust Holdings, Inc.	2,000	71,975
Swedbank AB, Class A	9,789	138,342
Wintrust Financial Corp.	1,052	70,831
		2,540,687
Banks-Super Regional — 0.4%
Comerica, Inc.	4,359	319,602
Moneta Money Bank AS*	25,485	87,935
Wells Fargo & Co.	4,093	197,774
		605,311
Beverages-Non-alcoholic — 1.7%
Coca-Cola Amatil, Ltd.	4,823	29,647
Coca-Cola Co.	30,915	1,448,677
Coca-Cola European Partners PLC	4,718	244,109
Grape King Bio, Ltd.	9,000	58,176
PepsiCo, Inc.	8,869	1,086,896
		2,867,505
Brewery — 0.3%
Carlsberg A/S, Class B	1,114	139,202
Molson Coors Brewing Co., Class B	4,646	277,134
		416,336
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	9,103	245,963
Building & Construction Products-Misc. — 0.0%
Sika AG	167	23,356
Building & Construction-Misc. — 0.3%
CIMIC Group, Ltd.	1,899	65,189
CTCI Corp.	50,000	77,857
HOCHTIEF AG	487	70,486
Kajima Corp.	4,100	60,614
Shimizu Corp.	4,800	41,836
Taisei Corp.	4,800	223,324
		539,306

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.0%
Loma Negra Cia Industrial Argentina SA ADR†	4,703	$51,498
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	4,671	205,339
Dilip Buildcon, Ltd.*	5,459	50,226
Mota-Engil SGPS SA†	17,048	39,071
		294,636
Building-Residential/Commercial — 0.3%
Berkeley Group Holdings PLC	1,014	48,754
Persimmon PLC	7,656	216,957
PulteGroup, Inc.	2,106	58,884
Taylor Wimpey PLC	60,500	138,596
		463,191
Casino Hotels — 0.2%
Crown Resorts, Ltd.	8,408	68,859
Galaxy Entertainment Group, Ltd.	11,000	74,883
Las Vegas Sands Corp.	4,240	258,470
		402,212
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	2,852	49,854
Cellular Telecom — 0.3%
China Mobile, Ltd.	13,000	132,935
Hikari Tsushin, Inc.	200	37,933
NTT DOCOMO, Inc.	4,800	106,450
Safaricom, Ltd.	183,416	50,228
Telstra Corp., Ltd.	45,384	107,227
Tim Participacoes SA ADR	4,338	65,417
		500,190
Chemicals-Diversified — 0.9%
Arkema SA	1,197	114,299
BASF SE	2,893	212,466
Celanese Corp.	947	93,384
Covestro AG*	2,116	116,405
Evonik Industries AG	1,466	39,915
Huntsman Corp.	9,545	214,667
LyondellBasell Industries NV, Class A	7,232	608,066
Mitsubishi Chemical Holdings Corp.	6,200	43,781
Mitsubishi Gas Chemical Co., Inc.	2,500	35,785
Sumitomo Chemical Co., Ltd.	17,700	82,626
		1,561,394
Commercial Services — 0.2%
CoStar Group, Inc.†	168	78,358
Nielsen Holdings PLC	6,749	159,749
ServiceMaster Global Holdings, Inc.†	1,233	57,581
		295,688
Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	5,222	834,162
Communications Software — 0.0%
Avaya Holdings Corp.†	595	10,014
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,552	$161,812
Cadence Design Systems, Inc.†	4,728	300,275
		462,087
Computer Data Security — 0.3%
Fortinet, Inc.†	6,187	519,522
Computer Services — 1.4%
Capgemini SE	1,097	133,419
Fujitsu, Ltd.	900	65,176
Infosys, Ltd.	10,253	109,704
International Business Machines Corp.	12,971	1,830,208
NTT Data Corp.	13,500	149,154
		2,287,661
Computers — 1.4%
Apple, Inc.	10,748	2,041,582
Dell Technologies, Inc., Class C†	4,904	287,816
		2,329,398
Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	1,076	59,696
Berry Global Group, Inc.†	3,798	204,598
Packaging Corp. of America	2,565	254,910
		519,204
Cosmetics & Toiletries — 0.7%
L'Oreal SA	961	258,641
LG Household & Health Care, Ltd.	55	68,816
Pigeon Corp.	300	12,303
Pola Orbis Holdings, Inc.	1,400	44,755
Procter & Gamble Co.	6,309	656,451
Unilever PLC	705	40,435
		1,081,401
Data Processing/Management — 0.2%
Broadridge Financial Solutions, Inc.	2,655	275,297
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc.	177	48,448
Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	4,113	178,299
KAR Auction Services, Inc.	2,940	150,851
WESCO International, Inc.†	1,115	59,106
		388,256
Diversified Banking Institutions — 4.0%
Citigroup, Inc.	30,814	1,917,247
Goldman Sachs Group, Inc.	1,852	355,565
HSBC Holdings PLC	5,702	46,438
JPMorgan Chase & Co.	25,405	2,571,748
Lloyds Banking Group PLC	254,619	206,542
Macquarie Group, Ltd.	3,134	288,035
Mizuho Financial Group, Inc.	162,500	251,855
Morgan Stanley	17,487	737,951
Sumitomo Mitsui Financial Group, Inc.	7,600	265,949
		6,641,330

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	81,000	$53,761
Edelweiss Financial Services, Ltd.	26,272	74,590
Hana Financial Group, Inc.	2,314	74,198
		202,549
Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,726	510,172
Diversified Minerals — 0.1%
Anglo American PLC	8,072	216,729
Diversified Operations — 0.1%
Alliance Global Group, Inc.	296,500	91,300
CK Hutchison Holdings, Ltd.	8,000	84,018
		175,318
E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	2,353	429,305
Amazon.com, Inc.†	1,077	1,917,868
eBay, Inc.	2,905	107,891
		2,455,064
E-Commerce/Services — 0.6%
AfreecaTV Co., Ltd.	1,147	55,407
Booking Holdings, Inc.†	382	666,556
TripAdvisor, Inc.†	4,271	219,743
		941,706
E-Services/Consulting — 0.1%
CDW Corp.	2,093	201,702
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,811	233,229
Brother Industries, Ltd.	1,700	31,541
		264,770
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	9,821	301,505
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†(1)	1,362	978
Electric-Integrated — 1.5%
AES Corp.	14,015	253,391
AGL Energy, Ltd.	709	10,963
CLP Holdings, Ltd.	8,500	98,628
Endesa SA	7,619	194,400
Enel SpA	29,344	187,819
Evergy, Inc.	3,634	210,954
Exelon Corp.	13,281	665,777
Kansai Electric Power Co., Inc.	700	10,328
Pampa Energia SA ADR†	1,421	39,177
Pinnacle West Capital Corp.	2,481	237,134
Public Service Enterprise Group, Inc.	7,899	469,280
RWE AG	1,378	36,924
		2,414,775
Electric-Transmission — 0.0%
Power Grid Corp. of India, Ltd.	19,921	56,798
Electronic Components-Misc. — 0.2%
Hoya Corp.	4,000	264,679
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 1.3%
Broadcom, Inc.	1,909	$574,055
Intel Corp.	4,657	250,081
MediaTek, Inc.	13,000	118,966
Samsung Electronics Co., Ltd.	6,570	258,362
Sino-American Silicon Products, Inc.	24,000	52,416
Xilinx, Inc.	7,521	953,588
		2,207,468
Electronic Forms — 0.9%
Adobe, Inc.†	5,674	1,512,064
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	6,357	510,976
Keysight Technologies, Inc.†	3,040	265,088
		776,064
Energy-Alternate Sources — 0.0%
Canvest Environmental Protection Group Co., Ltd.	112,000	56,070
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,508	553,808
Enterprise Software/Service — 1.2%
Black Knight, Inc.†	1,943	105,893
Oracle Corp.	34,739	1,865,832
		1,971,725
Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,808	285,377
NetEase, Inc. ADR	288	69,538
		354,915
Finance-Consumer Loans — 0.3%
Synchrony Financial	13,964	445,452
Finance-Credit Card — 0.5%
Capital One Financial Corp.	5,831	476,335
Discover Financial Services	5,370	382,129
		858,464
Finance-Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.	2,800	13,672
E*TRADE Financial Corp.	9,677	449,303
		462,975
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	14,660	59,866
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,500	33,170
ORIX Corp.	15,100	217,361
		310,397
Finance-Other Services — 0.1%
Deutsche Boerse AG	472	60,517
London Stock Exchange Group PLC	1,031	63,833
		124,350
Fisheries — 0.0%
Mowi ASA	2,199	49,130
Food-Baking — 0.1%
Grupo Bimbo SAB de CV, Class A	44,123	92,041

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.2%
Hershey Co.	3,052	$350,461
Food-Dairy Products — 0.0%
Nestle India, Ltd.	424	67,021
Food-Meat Products — 0.0%
WH Group, Ltd.*	27,000	28,886
Food-Misc./Diversified — 0.7%
Associated British Foods PLC	4,394	139,790
Mondelez International, Inc., Class A	15,545	776,007
Nestle SA	2,514	239,928
		1,155,725
Food-Retail — 0.4%
Coles Group, Ltd.†	1,268	10,673
Colruyt SA	894	66,108
Dino Polska SA†*	2,740	86,383
J Sainsbury PLC	19,615	60,289
Jeronimo Martins SGPS SA	4,229	62,408
Koninklijke Ahold Delhaize NV	10,172	270,841
Wesfarmers, Ltd.	1,268	31,232
X5 Retail Group NV GDR	1,551	38,665
		626,599
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	8,503	567,660
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	65,000	59,611
Gambling (Non-Hotel) — 0.1%
Genting Singapore, Ltd.	111,700	85,887
Gas-Distribution — 0.1%
UGI Corp.	3,550	196,741
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	10	45
Hotels/Motels — 0.3%
Extended Stay America, Inc.	5,208	93,483
Hilton Worldwide Holdings, Inc.	5,017	416,963
		510,446
Human Resources — 0.0%
Randstad NV	1,099	53,690
Import/Export — 0.3%
Marubeni Corp.	27,000	187,556
Mitsubishi Corp.	5,200	144,897
Mitsui & Co., Ltd.	13,000	202,182
		534,635
Independent Power Producers — 0.3%
GenOn Holdings, Inc. Class A†(1)(2)	54	7,654
NRG Energy, Inc.	7,109	301,990
Vistra Energy Corp.	6,920	180,128
		489,772
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	2,041	358,114
Instruments-Controls — 0.6%
Honeywell International, Inc.	5,966	948,117
Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.0%
Waters Corp.†	279	$70,227
Insurance-Life/Health — 1.3%
Aflac, Inc.	7,682	384,100
AIA Group, Ltd.	21,000	209,034
Athene Holding, Ltd., Class A†	3,678	150,062
Aviva PLC	39,920	215,117
Legal & General Group PLC	76,805	275,615
Lincoln National Corp.	4,453	261,391
Prudential Financial, Inc.	5,470	502,584
Unum Group	5,187	175,476
		2,173,379
Insurance-Multi-line — 1.2%
Aegon NV	3,920	18,873
Allianz SE	1,719	382,338
Allstate Corp.	2,795	263,233
American Financial Group, Inc.	850	81,779
Hartford Financial Services Group, Inc.	6,952	345,654
MetLife, Inc.	17,806	758,001
Ping An Insurance Group Co. of China, Ltd.	19,500	218,330
		2,068,208
Insurance-Property/Casualty — 0.1%
DB Insurance Co., Ltd.	1,123	67,965
Hyundai Marine & Fire Insurance Co., Ltd.	1,695	56,590
		124,555
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc.	719	102,084
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	8,600	395,441
Tencent Holdings, Ltd. ADR	1,406	64,648
		460,089
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	6,583	1,097,320
Internet Content-Information/News — 0.1%
Naspers, Ltd. ADR, Class N	940	43,644
Naspers, Ltd., Class N	616	142,532
		186,176
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,980	310,721
Internet Security — 0.1%
Proofpoint, Inc.†	825	100,180
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,118	399,416
Partners Group Holding AG	357	259,866
Schroders PLC	1,955	68,828
		728,110
Machinery-Construction & Mining — 0.1%
Sandvik AB	15,085	245,173
Machinery-Electrical — 0.2%
Hitachi, Ltd.	8,800	285,914

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Material Handling — 0.1%
Dover Corp.	2,192	$205,610
Machinery-Pumps — 0.0%
Curtiss-Wright Corp.	407	46,129
Medical Instruments — 0.7%
Medtronic PLC	13,139	1,196,700
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	686	99,642
Medical Products — 1.1%
Abbott Laboratories	15,093	1,206,534
Baxter International, Inc.	543	44,151
Hill-Rom Holdings, Inc.	1,124	118,987
Hologic, Inc.†	3,255	157,542
i-SENS, Inc.	1,903	43,647
Koninklijke Philips NV	1,402	57,195
Sartorius Stedim Biotech	542	68,680
Siemens Healthineers AG*	1,112	46,347
Straumann Holding AG	86	70,322
		1,813,405
Medical-Biomedical/Gene — 1.4%
Advanz Pharma Corp.†	52	904
Amgen, Inc.	5,851	1,111,573
Biogen, Inc.†	2,326	549,820
Gilead Sciences, Inc.	6,051	393,376
Illumina, Inc.†	312	96,935
Vertex Pharmaceuticals, Inc.†	595	109,450
		2,262,058
Medical-Drugs — 4.2%
AbbVie, Inc.	7,680	618,931
Allergan PLC	2,359	345,381
Astellas Pharma, Inc.	15,900	238,553
Aurobindo Pharma, Ltd.	8,343	94,757
Bristol-Myers Squibb Co.	4,966	236,928
China Traditional Chinese Medicine Holdings Co., Ltd.	62,000	36,879
Eli Lilly & Co.	2,519	326,866
GlaxoSmithKline PLC	19,192	398,160
Ipsen SA	119	16,340
Jazz Pharmaceuticals PLC†	444	63,470
Johnson & Johnson	9,334	1,304,800
Merck & Co., Inc.	12,671	1,053,847
Novartis AG	3,529	339,644
Novo Nordisk A/S, Class B	2,378	124,500
Pfizer, Inc.	13,082	555,593
Roche Holding AG	1,947	536,709
Sanofi	2,096	185,347
Shionogi & Co., Ltd.	3,800	235,618
Takeda Pharmaceutical Co., Ltd. ADR	760	15,481
UCB SA	1,426	122,520
Zoetis, Inc.	1,866	187,850
		7,038,174
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.5%
Centene Corp.†	6,174	$327,839
Humana, Inc.	357	94,962
UnitedHealth Group, Inc.	1,707	422,073
		844,874
Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	2,174	283,446
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	322	103,063
Medical-Wholesale Drug Distribution — 0.6%
Alfresa Holdings Corp.	3,400	96,887
Cardinal Health, Inc.	6,786	326,746
McKesson Corp.	3,831	448,457
Medipal Holdings Corp.	2,900	68,972
		941,062
Metal Processors & Fabrication — 0.0%
AMG Advanced Metallurgical Group NV	1,101	34,368
Skipper, Ltd.	4,844	4,789
		39,157
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	26,782	345,220
Metal-Diversified — 0.4%
Boliden AB	1,410	40,037
Cobalt 27 Capital Corp.†	18,566	58,768
Glencore PLC	8,298	34,512
Ivanhoe Mines, Ltd., Class A†	19,372	46,388
Rio Tinto PLC	6,376	370,964
South32, Ltd.	33,135	87,941
		638,610
Multimedia — 0.1%
Pearson PLC	9,828	107,097
Networking Products — 1.4%
Cisco Systems, Inc.	41,700	2,251,383
Non-Hazardous Waste Disposal — 0.6%
China Water Affairs Group, Ltd.	136,000	142,336
Republic Services, Inc.	2,424	194,841
Sunny Friend Environmental Technology Co., Ltd.	10,000	78,283
Waste Management, Inc.	5,014	521,005
		936,465
Office Automation & Equipment — 0.2%
Xerox Corp.	6,387	204,257
Zebra Technologies Corp., Class A†	1,008	211,206
		415,463
Oil Companies-Exploration & Production — 0.9%
CNOOC, Ltd.	71,000	132,662
ConocoPhillips	16,344	1,090,799
Devon Energy Corp.	5,424	171,181
Geopark, Ltd.†	3,808	65,840
MWO Holdings LLC†(1)(2)	10	338
		1,460,820

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 2.3%
BP PLC	19,662	$143,532
Chevron Corp.	16,039	1,975,684
Eni SpA	16,100	284,416
Equinor ASA	10,661	233,642
Exxon Mobil Corp.	1,856	149,965
Lukoil PJSC ADR	1,822	163,331
MOL Hungarian Oil & Gas PLC	7,527	86,176
OMV AG	1,843	99,964
Petroleo Brasileiro SA ADR	9,002	143,312
Royal Dutch Shell PLC, Class B	6,631	209,602
TOTAL SA	7,403	411,109
		3,900,733
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	319,000	43,073
Oil Refining & Marketing — 1.1%
JXTG Holdings, Inc.	2,600	11,837
Marathon Petroleum Corp.	6,520	390,222
PBF Energy, Inc., Class A	3,556	110,734
Phillips 66	6,496	618,224
Tupras Turkiye Petrol Rafinerileri AS	1,738	38,932
Valero Energy Corp.	7,734	656,075
		1,826,024
Paper & Related Products — 0.1%
Suzano Papel e Celulose SA	5,200	61,823
UPM-Kymmene Oyj	6,033	176,182
		238,005
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,191	164,691
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	1,483	86,607
Private Equity — 0.1%
3i Group PLC	12,067	154,890
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	2,645	180,261
Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,820	69,488
Real Estate Investment Trusts — 2.1%
AGNC Investment Corp.	14,088	253,584
Annaly Capital Management, Inc.	3,723	37,193
Apartment Investment & Management Co., Class A	70	3,520
Apple Hospitality REIT, Inc.	3,925	63,978
AvalonBay Communities, Inc.	1,225	245,894
Brixmor Property Group, Inc.	8,532	156,733
Brookfield Property REIT, Inc., Class A	3,377	69,195
Camden Property Trust	1,276	129,514
Douglas Emmett, Inc.	1,725	69,724
Duke Realty Corp.	5,282	161,524
Equinix, Inc.	214	96,976
Equity LifeStyle Properties, Inc.	892	101,956
Gaming and Leisure Properties, Inc.	3,154	121,650
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Healthcare Trust of America, Inc., Class A	4,145	$118,506
Highwoods Properties, Inc.	1,817	84,999
Hudson Pacific Properties, Inc.	2,034	70,010
Liberty Property Trust	2,007	97,179
Medical Properties Trust, Inc.	8,476	156,891
Mirvac Group	29,046	56,600
New Residential Investment Corp.	10,969	185,486
Outfront Media, Inc.	3,313	77,524
Prologis, Inc.	2,797	201,244
Scentre Group	36,962	108,119
SL Green Realty Corp.	1,772	159,338
Spirit Realty Capital, Inc.	3,032	120,461
Stockland	30,137	82,479
STORE Capital Corp.	4,476	149,946
VICI Properties, Inc.	8,496	185,892
Weingarten Realty Investors	2,202	64,673
		3,430,788
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,100	202,745
Jones Lang LaSalle, Inc.	815	125,657
		328,402
Real Estate Operations & Development — 0.5%
Ayala Land, Inc.	86,700	74,164
China Overseas Land & Investment, Ltd.	18,000	68,461
CK Asset Holdings, Ltd.	32,000	284,500
Henderson Land Development Co., Ltd.	16,000	101,698
Kerry Properties, Ltd.	4,500	20,091
Logan Property Holdings Co., Ltd.	42,000	69,544
Sun Hung Kai Properties, Ltd.	6,000	102,946
Swire Properties, Ltd.	6,200	26,674
		748,078
Rental Auto/Equipment — 0.1%
Ashtead Group PLC	7,396	178,676
Cia de Locacao das Americas	5,224	52,022
		230,698
Retail-Apparel/Shoe — 0.7%
ABC-Mart, Inc.	800	47,671
Fast Retailing Co., Ltd.	200	94,153
Foot Locker, Inc.	5,282	320,089
Industria de Diseno Textil SA	1,958	57,582
Next PLC	978	71,221
Ross Stores, Inc.	5,351	498,178
Tapestry, Inc.	1,430	46,461
		1,135,355
Retail-Building Products — 1.9%
Home Depot, Inc.	9,193	1,764,045
Lowe's Cos., Inc.	12,270	1,343,197
Wilcon Depot, Inc.	114,900	33,897
		3,141,139
Retail-Convenience Store — 0.0%
GS Retail Co., Ltd.	1,274	43,937

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 0.5%
Walmart, Inc.	7,766	$757,418
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	13,333	843,579
Retail-Hypermarkets — 0.1%
Atacadao Distribuicao Comercio e Industria, Ltd.	16,716	85,771
Puregold Price Club, Inc.	71,000	65,154
		150,925
Retail-Major Department Stores — 0.0%
Matahari Department Store Tbk PT	134,100	38,624
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.	8,040	95,155
Retail-Restaurants — 1.4%
Darden Restaurants, Inc.	3,376	410,083
Jubilant Foodworks, Ltd.	4,097	85,529
Starbucks Corp.	23,067	1,714,801
Yum China Holdings, Inc.	1,359	61,032
		2,271,445
Satellite Telecom — 0.0%
Eutelsat Communications SA	1,429	25,052
Semiconductor Components-Integrated Circuits — 0.7%
NXP Semiconductors NV	9,776	864,100
Taiwan Semiconductor Manufacturing Co., Ltd.	35,039	280,310
		1,144,410
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	4,272	510,120
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	73,000	81,108
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,941	161,739
Steel-Producers — 0.2%
ArcelorMittal	4,957	100,661
BlueScope Steel, Ltd.	14,188	141,016
Steel Dynamics, Inc.	4,788	168,873
		410,550
Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	23,000	36,976
Telenor ASA	9,855	197,378
		234,354
Telecommunication Equipment — 0.2%
ARRIS International PLC†	3,929	124,196
Juniper Networks, Inc.	6,366	168,508
		292,704
Telephone-Integrated — 1.9%
AT&T, Inc.	3,066	96,150
BT Group PLC	60,520	176,015
Deutsche Telekom AG	11,557	191,822
KDDI Corp.	6,400	138,052
Nippon Telegraph & Telephone Corp.	2,200	93,512
Security Description	Shares	Value (Note 2)
Telephone-Integrated (continued)
SoftBank Group Corp.	1,300	$126,705
Swisscom AG	126	61,650
Telephone & Data Systems, Inc.	2,788	85,675
Verizon Communications, Inc.	36,600	2,164,158
		3,133,739
Television — 0.1%
ProSiebenSat.1 Media SE	3,799	54,143
RTL Group SA	615	33,601
		87,744
Textile-Apparel — 0.0%
Shenzhou International Group Holdings, Ltd.	5,000	66,999
Tobacco — 0.2%
Imperial Brands PLC	8,497	291,148
Swedish Match AB	1,892	96,351
		387,499
Toys — 0.1%
Bandai Namco Holdings, Inc.	1,300	61,017
Nintendo Co., Ltd.	500	143,184
		204,201
Transactional Software — 0.1%
Amadeus IT Group SA	2,818	225,846
Transport-Rail — 0.5%
Central Japan Railway Co.	1,200	278,864
Norfolk Southern Corp.	2,702	504,977
		783,841
Transport-Services — 0.1%
Deutsche Post AG	1,689	54,948
SG Holdings Co., Ltd.	1,900	55,464
		110,412
Travel Services — 0.1%
TUI AG	10,067	96,791
Vitamins & Nutrition Products — 0.0%
TCI Co, Ltd.	5,000	68,358
Water Treatment Systems — 0.1%
Clean TeQ Holdings, Ltd.†	178,577	39,363
Pentair PLC	3,563	158,589
		197,952
Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	3,154	3,711,911
Wire & Cable Products — 0.0%
KEI Industries, Ltd.	10,042	61,827
Total Common Stocks (cost $111,699,691)		121,749,869
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	15,877

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.47% (3 ML+5.79%) (cost $14,579)	580	$15,103
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(3)	$9,000	8,618
Wells Fargo & Co. Series U 5.88% due 06/15/2025(3)	85,000	90,822
		99,440
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(3)	61,000	64,545
Bank of America Corp. Series Z 6.50% due 10/23/2024(3)	5,000	5,425
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(3)	52,000	52,546
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(3)	11,000	11,550
		134,066
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	25,000	22,367
WEC Energy Group, Inc. FRS 4.80% (3 ML+2.11%) due 05/15/2067	50,000	44,250
		66,617
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	37,401
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	48,262
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 5.52% (3 ML+2.91%) due 03/07/2067*	10,000	9,475
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(3)	70,000	66,545
TransCanada Trust 5.30% due 03/15/2077	40,000	37,400
		103,945
Total Preferred Securities/Capital Securities (cost $490,359)		499,206
Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 3.34% (12 MTA+0.94%) due 06/25/2046(4)	$11,376	$10,294
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(5)(6)(7)	243,345	3
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.45% due 11/10/2041*(5)(6)(7)	25,630	37
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.74% due 04/12/2038*(6)(7)	126,000	130,125
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.42% due 08/10/2049(5)(6)(7)	286,030	22,362
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.07% due 04/15/2044*(6)(7)	101,000	105,136
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.79% due 09/10/2045*(5)(6)(7)	240,286	11,149
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(7)	50,000	51,295
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(6)(7)	68,000	69,799
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.91% due 05/25/2035(4)(6)	22,462	23,018
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.45% due 12/10/2046*(5)(6)(7)	129,624	5
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.94% due 12/10/2047(5)(6)(7)	410,093	15,811
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.95% due 08/10/2050(5)(6)(7)	458,695	16,739
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.05% due 05/10/2047(5)(6)(7)	320,148	12,273
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.12% due 11/10/2047(5)(6)(7)	293,648	12,676
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.16% due 08/10/2046(5)(6)(7)	288,978	11,022
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.17% due 08/10/2047(5)(6)(7)	946,681	36,365
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.17% due 08/10/2047(5)(6)(7)	332,549	14,024

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(7)	$59,000	$59,537
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.46% due 12/10/2047(6)(7)	39,000	38,891
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(6)(7)	12,000	12,767
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.76% due 05/10/2047(6)(7)	104,000	107,462
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.13% due 07/10/2046*(6)(7)	78,000	79,943
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.59% due 05/15/2038*(5)(6)(7)	10,258	124
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.46% due 02/15/2040*(5)(6)(7)	57,480	334
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.52% due 09/15/2039*(5)(6)(7)	2,876	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.91% due 04/15/2050(5)(6)(7)	1,050,042	40,965
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(6)(7)	81,000	82,022
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(6)(7)	37,000	37,103
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.34% due 08/10/2044*(6)(7)	132,000	136,602
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.53% due 07/10/2044*(7)	102,000	105,711
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.85% due 05/10/2050(5)(6)(7)	398,548	13,946
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.52% due 02/10/2046(5)(6)(7)	788,311	38,213
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(7)	33,000	33,149
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(6)(7)	68,000	69,844
GS Mtg. Securities Trust VRS Series 2013-GC16, Class D 5.31% due 11/10/2046*(6)(7)	32,000	33,729
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(6)(7)	100,000	101,800
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.50% due 09/12/2037*(5)(6)(7)	$48,750	$186
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(7)	22,000	22,041
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(6)(7)	69,000	69,013
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(7)	19,000	19,542
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.16% due 05/15/2045(6)(7)	57,000	57,038
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.77% due 01/15/2047(5)(6)(7)	679,635	20,318
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.56% due 09/15/2047(6)(7)	19,000	18,934
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.56% due 08/15/2046(6)(7)	79,000	81,735
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(6)(7)	38,000	40,413
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.21% due 11/15/2045(6)(7)	55,000	58,487
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.32% due 11/15/2040*(5)(6)(7)	67,653	75
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(6)(7)	15,188	15,498
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	9,372	9,668
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(5)(6)(7)	38,368	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.42% due 07/15/2045*(5)(6)(7)	2,614	65

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.89% due 05/15/2044*(5)(6)(7)	$751	$83
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.19% due 08/15/2047(5)(6)(7)	152,936	5,297
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.56% due 12/15/2048(6)(7)	19,000	19,023
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(7)	69,000	70,259
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.46% due 08/15/2047(6)(7)	85,000	86,050
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.49% due 10/15/2047(6)(7)	63,000	63,802
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.77% due 10/15/2046(6)(7)	55,000	58,264
Morgan Stanley Capital I Trust VRS Series C3, Class D 5.15% due 07/15/2049*(6)(7)	43,000	43,035
Towd Point Asset Trust FRS Series SL1, Class A 3.09% (1 ML+0.60%) due 01/25/2046*	80,113	79,315
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(6)(7)	25,000	25,812
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(7)	23,000	24,187
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 2.84% (1 ML+0.35%) due 12/25/2045(4)	10,851	10,774
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 3.41% (1 ML+0.92%) due 10/25/2044(4)	33,380	33,464
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(7)	29,000	28,089
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(6)(7)	$113,000	$105,673
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.21% due 03/15/2045*(5)(6)(7)	241,170	9,135
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.56% due 12/15/2045*(5)(6)(7)	178,207	8,517
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.88% due 11/15/2045*(5)(6)(7)	117,389	6,494
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(7)	23,000	22,885
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(7)	47,000	47,262
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(7)	18,000	18,328
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)(7)	24,000	25,347
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.38% due 12/15/2045(6)(7)	18,000	17,607
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(6)(7)	67,000	70,458
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(6)(7)	20,000	21,179
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.78% due 11/15/2045*(6)(7)	51,000	50,363
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.82% due 06/15/2045*(6)(7)	55,000	52,133
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.67% due 11/15/2044*(6)(7)	101,000	105,852
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.68% due 03/15/2044*(6)(7)	34,000	31,510
Total Asset Backed Securities (cost $3,509,065)		3,087,486
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $4,663)	5,000	4,247

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	$71,000	$73,916
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	14,877
		88,793
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,052
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,250
		12,302
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	54,082
Aerospace/Defense-Equipment — 0.1%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	38,000	38,672
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	25,000	26,233
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	10,000	10,415
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	24,746
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	28,770
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,076
		133,912
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	65,805
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	20,000	17,150
		82,955
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,150	1,182
Security Description	Principal Amount(16)	Value (Note 2)
Airlines (continued)
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	$6,621	$6,963
		8,145
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,027
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	19,390
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	38,776
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	78,505
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	5,000	5,050
		141,721
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 2.80% due 04/11/2026*	31,000	29,734
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	15,192
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	35,955
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	7,663
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	8,950
		97,494
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	19,075
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	25,406
		44,481
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	8,000	8,190
Lear Corp. Senior Notes 3.80% due 09/15/2027	53,000	50,784
		58,974

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	$2,000	$2,082
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,780
		18,862
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	8,875
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	13,312
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	13,650
		35,837
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	5,000	5,125
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	9,000	9,327
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	62,000	64,621
		73,948
Brewery — 0.0%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	18,000	18,053
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	18,000	18,382
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	10,000	10,600
Fox Corp. Senior Notes 4.03% due 01/25/2024*	25,000	25,917
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(8)(9)	21,000	14,910
Security Description	Principal Amount(16)	Value (Note 2)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	$30,000	$30,450
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	13,969
		114,228
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	20,000	19,650
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	20,000	19,700
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	4,975
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	14,963
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	53,229
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,500
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,159
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,155
		158,331
Building & Construction-Misc. — 0.0%
NCI Building Systems, Inc. Company Guar. Notes 8.00% due 04/15/2026*	15,000	13,470
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	14,775
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,588
		38,833
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	18,225
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,750
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,713
		9,463

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	$25,000	$24,625
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	17,950
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,950
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	10,050
		48,950
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,007
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,919
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,300
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	22,500
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	10,050
		85,776
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,270
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	15,000	15,352
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,650
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	20,000	20,925
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	35,000	36,579
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,662
Security Description	Principal Amount(16)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	$22,000	$21,921
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	31,388
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,283
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	54,721
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	26,268
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,658
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	24,460
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	77,140
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	30,994
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	33,600
		437,871
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,125
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,175
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,388
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,600
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,812
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,031

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	$20,000	$20,950
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	30,000	28,350
		143,312
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,232
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,000
		25,232
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,195
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	15,225
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,800
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	45,042
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,056
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	4,997
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	9,913
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	15,000	15,506
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,138
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	31,239
		155,111
Security Description	Principal Amount(16)	Value (Note 2)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	$19,000	$19,662
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	29,998
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	14,000	12,401
		62,061
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	9,934
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	5,169
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,525
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,612
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	19,557
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	42,003
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,100
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	15,000	14,606
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	15,000	15,938
		163,444
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	30,000	28,837
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	34,384
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	65,332
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	24,687

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Star Merger Sub, Inc. Senior Sec. Notes 6.88% due 08/15/2026*	$5,000	$5,113
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	14,528
		109,660
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	20,926
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	16,129
		37,055
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	24,250
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	4,000	3,564
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	30,480
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	90,000	96,799
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	21,207
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	9,656
		158,142
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	47,750
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,054
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,075
Security Description	Principal Amount(16)	Value (Note 2)
Consumer Products-Misc. (continued)
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	$30,000	$30,300
		40,375
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	34,748
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	33,753
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,100
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	10,000	10,225
		89,826
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,751
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,248
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,090
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,048
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,304
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,136
		63,577
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	2,874
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	74,027
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,213
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,706

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	$80,000	$82,405
		195,225
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,133
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,075
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,262
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,069
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,220
		25,551
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	107,881
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	60,234
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	76,650
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,972
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	51,339
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	82,869
		389,945
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,775
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	30,202
Security Description	Principal Amount(16)	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	$30,000	$31,767
		61,969
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	20,000	20,150
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	24,825
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	30,618
Electric-Generation — 0.0%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,000
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	10,000	10,400
		36,400
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,050
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,083
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	20,804
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,125
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	42,445
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,066
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	31,400
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,463
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,253
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	57,097

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	$54,000	$54,786
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,434
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,536
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,051
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,157
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	24,842
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	11,000	44
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	25,000
		413,636
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,791
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	43,945
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	50,000	51,014
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026*	10,000	10,326
		105,285
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	19,675
Electronic Security Devices — 0.0%
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	10,300
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	31,050
Security Description	Principal Amount(16)	Value (Note 2)
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(10)	$25,000	$24,976
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	15,000	15,206
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	29,021
		69,203
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	45,000	47,930
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,630
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	36,000	44,685
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	5,000	5,083
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,194
		117,522
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	6,750
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	9,400
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,169
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	15,253
		30,422
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,790
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,431
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,712

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	$20,000	$20,256
		93,189
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	14,114
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	60,000	60,399
		74,513
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	10,300
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,075
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,000
		40,375
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,103
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	35,000	35,262
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	17,232
		57,597
Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	63,866
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson's LLC Company Guar. Notes 7.50% due 03/15/2026*	10,000	10,287
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	7,500
		17,787
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,700
Security Description	Principal Amount(16)	Value (Note 2)
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	$10,000	$10,225
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	14,906
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,133
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,630
		63,894
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	19,262
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,238
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	20,000	20,413
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	42,034
		86,947
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	27,405
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*	5,000	5,413
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,991
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	60,000	60,675
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	10,150
		75,816
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	9,950
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	19,900

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$3,000	$3,075
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(2)	20,000	0
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.39% (6 ML+6.50%) due 12/01/2023	4,335	4,302
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,600
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	16,144
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	11,002
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,913
		85,886
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,250
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	19,800
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	9,712
		39,762
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	31,050
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,009
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,618
		76,677
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	31,251
Security Description	Principal Amount(16)	Value (Note 2)
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$45,000	$70,742
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	26,457
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	14,850
Netflix, Inc. Senior Notes 5.88% due 11/15/2028*	10,000	10,563
Netflix, Inc. Senior Notes 6.38% due 05/15/2029*	5,000	5,406
		30,819
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	13,594
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	35,553
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,394
		50,947
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 9.25% due 10/15/2024*	10,000	9,950
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(10)	5,000	4,825
		14,775
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	24,687
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	20,600
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,075
		55,362
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	41,000	40,842

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	$36,000	$37,702
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	4,974
		83,518
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	11,352
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	23,132
		34,484
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,009
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	15,900
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	10,000	10,943
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	76,525
		107,377
Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	15,000	15,210
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,263
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,219
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,717
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,944
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,381
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	83,723
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,175
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	$5,000	$5,231
		145,653
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	55,000	51,750
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	25,000	16,625
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	5,000	4,800
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	12,670
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	20,000	21,204
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	35,000	37,501
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	10,632
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,308
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	5,000	5,008
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	24,000	24,870
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	5,000	5,190
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,379
		198,937
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	29,400
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	20,000	19,925
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	15,000	15,338
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	10,000	9,950

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication (continued)
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	$15,000	$15,937
		61,150
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	4,375
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,900
		20,275
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,053
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	35,073
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,550
		61,676
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044*	20,000	22,923
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024*	20,000	24,244
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045*	10,000	15,943
		63,110
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,175
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	5,000	5,131
		15,306
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	45,000	47,172
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	22,406
Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	$10,000	$3,700
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,032
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,041
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,069
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	5,000	4,806
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	12,048
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,400
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	7,068
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	40,000	40,800
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	4,925
Comstock Escrow Corp. Company Guar. Notes 9.75% due 08/15/2026*	20,000	18,400
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	42,649
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	10,000	10,164
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	18,500
Denbury Resources, Inc. Sec. Notes 7.50% due 02/15/2024*	5,000	4,269
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	11,670
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	26,094
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	5,000	5,125

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	$20,000	$20,950
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	68,814
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	8,125
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 9.38% due 05/01/2024*	13,000	4,615
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	28,060
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	25,000	25,437
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	15,000	13,275
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	5,000	4,958
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	16,007
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	25,000	23,812
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,150
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	5,000
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	15,000	15,225
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,250
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	4,000
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	4,750
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	4,794
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	15,000	14,700
Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	$10,000	$10,150
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	4,000	4,150
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,250
		554,232
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	19,955
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	60,765
		80,720
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	15,000	15,187
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)	20,000	2
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	5,000	5,163
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	4,481
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	10,000	8,275
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)	5,000	1
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	10,000	10,262
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	5,000	5,081
		48,452
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,008
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,900
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,225

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	$4,000	$4,160
		26,293
Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,104
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	6,000	6,044
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	60,883	72,374
		80,522
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	40,000	41,950
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	35,000	38,063
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,000	5,213
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	20,600
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	39,475
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,376
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	5,000	5,417
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	67,000	73,134
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	2,000	2,240
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,754
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	14,619
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	25,000	25,800
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,232
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	$24,000	$31,325
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	35,246
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	18,027
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	10,000	9,888
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	10,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	40,000	39,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	10,000	10,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,431
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	5,000	5,073
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	51,000	53,020
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,733
		526,882
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,129
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,425
		40,834

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	$20,000	$21,000
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	18,700
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,725
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	35,000	34,825
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	75,000	75,045
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,326
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,788
		123,984
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	24,366
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	19,680
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	25,566
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	54,669
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	4,939
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,594
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	104,403
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	51,000	53,565
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,267
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	20,000	19,867
Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	$10,000	$10,475
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,449
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	16,666
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,931
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	9,825
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	9,600
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	5,000	4,831
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,906
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,019
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,700
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,200
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	10,030
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	25,000	25,960
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	14,925
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,726
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,405
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,386
		554,950

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	$17,000	$17,878
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,941
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*	5,000	5,119
		36,938
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	25,000	24,967
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	25,000	23,000
		47,967
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,233
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	44,150
		59,383
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,188
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	19,762
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	25,000	24,720
		44,482
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,059
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,950
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	14,775
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,228
		42,012
Security Description	Principal Amount(16)	Value (Note 2)
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	$10,000	$9,450
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	10,000	10,400
		19,850
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,056
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	16,500
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,573
		36,073
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,337
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	18,400
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,125
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	15,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,825
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,094
		99,594
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	14,055

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	$15,000	$14,420
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,679
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,888
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,106
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,488
		41,161
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,250
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,419
		15,669
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)	31,000	0
CommScope Finance LLC Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,114
CommScope Finance LLC Senior Sec. Notes 6.00% due 03/01/2026*	5,000	5,172
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	25,000	24,305
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	20,100
		54,691
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	75,000	76,618
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,886
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	13,950
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	$40,000	$26,325
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	60,000	57,675
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	15,000	15,863
		195,317
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	16,809
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	6,096
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	30,000	30,158
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	20,030
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	10,177
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	25,000	26,562
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	10,088
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,206
		130,126
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,348
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	15,000	13,538
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,519
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	18,302
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,031
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	20,650
		71,388

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	$30,000	$32,518
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,095
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,374
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,313
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028*	68,000	72,191
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	33,022
Total U.S. Corporate Bonds & Notes (cost $9,735,296)		9,923,309
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	25,000	25,969
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	10,000	10,315
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,525
		41,809
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	46,338
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	5,000	5,100
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,037
		20,137
Security Description	Principal Amount(16)	Value (Note 2)
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	$10,000	$9,670
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	96,000	102,149
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,122
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	53,008
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	18,753
		193,702
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	33,556
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,030
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	5,000	4,908
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	10,000	10,200
		21,138
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,042
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	30,600
		31,642
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	35,575
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,625
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	10,000	9,613
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	14,985

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	$60,000	$62,460
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	35,481
		112,926
Diversified Banking Institutions — 0.0%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	39,897
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,147
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023	5,000	4,994
		10,141
Electric-Distribution — 0.0%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	15,000	15,486
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000	12,481
Electronic Components-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	41,000	51,015
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	5,000	5,250
Finance-Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	15,000	16,200
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	4,400
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*	5,000	4,725
Hulk Finance Corp. Senior Notes 7.00% due 06/01/2026*	20,000	18,950
		23,675
Security Description	Principal Amount(16)	Value (Note 2)
Independent Power Producers — 0.0%
Vistra Energy Corp. Company Guar. Notes 7.63% due 11/01/2024	$10,000	$10,575
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	18,891
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	54,807
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	5,169
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	7,800
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	5,106
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	5,000	5,127
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	9,000	9,113
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	49,500
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,175
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,870
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	10,863
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	22,698
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	27,076
		150,528
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,262

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 7.75% due 02/01/2026	$10,000	$8,438
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	4,502
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	9,275
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	19,831
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	9,450	9,568
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	5,000	5,200
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	4,275
		61,089
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,644
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	5,111
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	9,250
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	9,852
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	5,000	4,850
		33,707
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	11,145
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,376
		46,521
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	3,537
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	10,000	7,200
		10,737
Security Description	Principal Amount(16)	Value (Note 2)
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	$15,000	$17,100
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	98,000	100,480
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	15,639
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	48,783
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	15,000	14,850
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,024
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	19,756
		39,630
Satellite Telecom — 0.1%
Intelsat Connect Finance SA Company Guar. Notes 9.50% due 02/15/2023*	35,000	30,986
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	35,000	35,535
		66,521
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	5,000	5,533
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	13,662
		19,195
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	65,717
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	40,000	40,450
		106,167

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	$25,000	$25,781
Total Foreign Corporate Bonds & Notes (cost $1,553,148)		1,578,988
LOANS(11)(12)(13) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 6.00% (1 ML+3.50%) due 11/06/2024	34,687	34,500
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL-B 6.63% (3 ML +3.75%) due 05/05/2024	4,664	4,617
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.85 - 7.01% (3 ML+4.25%) due 06/21/2024	4,950	4,739
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 5.74% (3 ML+3.00%) due 11/03/2023	4,962	4,633
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 6.10 - 6.13% (3 ML+3.50%) due 09/07/2023	9,600	6,922
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 5.75% (1 ML+3.25%) due 06/01/2025	9,800	9,428
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 6.00% (1 ML+3.50) due 02/28/2025	9,900	9,281
Robertshaw US Holding Corp. FRS 2nd Lien 10.50% (1 ML +8.00%) due 02/28/2026	10,000	8,650
		17,931
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL 5.50% (1 ML+3.00%) due 03/28/2025	24,750	22,931
Security Description	Principal Amount(16)	Value (Note 2)
Oil & Gas Drilling — 0.0%
KCA Deutag US Finance LLC FRS BTL-B 9.35% (3 ML+6.75%) due 03/21/2023	$4,950	$4,214
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 7.25% (1 ML +4.75%) due 11/17/2022	10,000	9,800
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 7.25% (1 ML +4.75%) due 04/16/2021	2,298	2,290
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 12.01% (3 ML +9.25%) due 05/21/2024	15,000	14,287
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 5.25% (1 ML +2.75%) due 03/31/2024	6,884	6,801
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.73% (1 ML +4.25%) due 12/15/2024	12,300	12,229
Avaya, Inc. FRS BTL-B 6.85% (2 ML +4.25%) due 12/15/2024	7,438	7,395
		19,624
Total Loans (cost $170,434)		162,717
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	37,203
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	18,091
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	43,310
Total Municipal Bonds & Notes (cost $70,175)		98,604
U.S. GOVERNMENT AGENCIES — 1.4%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	3,035	3,335
7.50% due 10/01/2029	3,190	3,555

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 10.60% (-2.56* 1 ML+16.95) due 06/15/2034(4)(14)	$9,371	$10,705
Series 3065, Class DC 12.41% (-3* 1 ML+19.86) due 03/15/2035(4)(14)	20,752	27,856
Series 3072, Class SM 14.69% (-3.67* 1 ML+23.80) due 11/15/2035(4)(14)	12,694	18,186
		63,637
Federal National Mtg. Assoc. — 0.7%
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C05, Class 2M1 3.84% (1 ML+1.35%) due 01/25/2029(4)	768	768
Series 2014-C02, Class 2M2 5.09% (1 ML + 2.60%) due 05/25/2024(4)	63,678	66,098
Series 2017-C01, Class 1M2 6.04% (1 ML+3.55%) due 07/25/2029(4)	15,000	16,113
Series 2015-C01, Class 1M2 6.79% (1 ML+4.30%) due 02/25/2025(4)	12,143	13,239
Series 2016-C03, Class 1M2 7.79% (1 ML+5.30%) due 10/25/2028(4)	10,000	11,466
Series 2016-C02, Class 1M2 8.49% (1 ML+6.00%) due 09/25/2028(4)	29,762	33,914
Federal National Mtg. Assoc. 3.00% due 09/01/2046	650,214	648,233
3.00% due 10/01/2046	250,959	250,169
3.50% due 01/01/2047	24,027	24,360
4.00% due 05/01/2019	799	823
4.00% due 09/01/2020	1,390	1,432
4.50% due 03/01/2020	532	541
4.50% due 04/01/2020	289	294
4.50% due 09/01/2020	1,050	1,068
4.50% due 11/01/2020	625	637
5.00% due 03/01/2021	679	694
6.00% due 06/01/2036	1,074	1,174
6.50% due 01/01/2036	8	9
6.50% due 06/01/2036	6,544	7,227
6.50% due 07/01/2036	3,160	3,661
6.50% due 09/01/2036	8,846	9,940
6.50% due 11/01/2036	20,174	22,281
7.00% due 06/01/2033	3,188	3,560
7.00% due 04/01/2035	4,993	5,713
7.50% due 04/01/2024	3,646	3,838
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(4)(5)(6)	67,321	1,082
Security Description	Shares/ Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 12.79% (-3* 1 ML+20.25) due 08/25/2035(4)(14)	$5,833	$7,260
Series 2005-122, Class SE 14.40% (-3.5* 1 ML+23.10) due 11/25/2035(4)(14)	6,607	8,458
Series 2006-8, Class HP 15.45% (-3.67* 1 ML+24.57) due 03/25/2036(4)(14)	12,875	18,840
		1,162,892
Government National Mtg. Assoc. — 0.6%
3.50% due 09/20/2048	999,999	1,012,187
6.50% due 08/20/2037	12,863	14,845
6.50% due 09/20/2037	3,120	3,602
		1,030,634
Total U.S. Government Agencies (cost $2,247,549)		2,257,163
U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 1.2%
2.75% due 08/15/2042(15)	1,740,000	1,732,659
3.00% due 02/15/2047	330,000	342,440
		2,075,099
United States Treasury Notes — 3.6%
1.50% due 05/31/2020	1,370,000	1,355,765
1.63% due 10/31/2023	490,000	476,889
1.63% due 02/15/2026	110,000	105,106
1.88% due 11/30/2021	430,000	425,784
2.00% due 11/30/2020	1,050,000	1,044,135
2.00% due 02/15/2022	510,000	506,772
2.13% due 12/31/2022	700,000	697,129
2.25% due 11/15/2027	170,000	168,194
2.38% due 08/15/2024	120,000	120,605
2.63% due 06/15/2021	1,000,000	1,007,851
		5,908,230
Total U.S. Government Treasuries (cost $7,853,463)		7,983,329
EXCHANGE-TRADED FUNDS — 2.1%
SPDR S&P 500 ETF Trust	11,046	3,120,274
SPDR S&P MidCap 400 ETF Trust	1,237	427,260
Total Exchange-Traded Funds (cost $3,317,044)		3,547,534
EQUITY CERTIFICATES — 0.3%
Advertising Agencies — 0.0%
UBS AG - Focus Media Information Technology Co., Ltd.	65,400	61,019
Banks-Commercial — 0.1%
Merrill Lynch - Al Rajhi Bank	2,986	84,874
Merrill Lynch - National Bank of Kuwait SAKP	33,631	99,533
Merrill Lynch - Samba Financial Group	5,083	52,045
		236,452

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
EQUITY CERTIFICATES (continued)
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	10,910	$154,229
Insurance-Life/Health — 0.1%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.	3,828	84,820
Retail-Office Supplies — 0.0%
Merrill Lynch - Jarir Marketing Co.	1,130	47,606
Total Equity Certificates (cost $524,466)		584,126
Total Long-Term Investment Securities (cost $141,199,141)		151,507,558
SHORT-TERM INVESTMENT SECURITIES — 2.8%
Commercial Paper — 2.8%
Atlantic Asset Securitization LLC 2.49% due 04/08/2019*	$1,000,000	999,319
Matchpoint Finance PLC 2.56% due 05/13/2019*	500,000	498,391
Mitsubishi UFJ Trust & Banking Corp. 2.58% due 04/29/19*	1,000,000	997,905
NRW Bank 2.55% due 05/16/2019*	750,000	747,516
Regency Markets No. 1 LLC 2.54% due 04/04/2019*	1,000,000	999,592
Thunder Bay Funding LLC 2.54% due 04/23/2019*	490,000	489,162
Total Short-Term Investment Securities (cost $4,732,776)		4,731,885
REPURCHASE AGREEMENTS — 6.5%
Agreement with Bank of America Securities LLC, bearing interest at 2.54%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $10,761,277 collateralized by $11,086,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $11,053,851. (cost $10,759,000)	10,759,000	10,759,000
TOTAL INVESTMENTS (cost $156,690,917)(17)	100.5%	166,998,443
Liabilities in excess of other assets	(0.5)	(867,837)
NET ASSETS	100.0%	$166,130,606

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $11,209,264 representing 6.7% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$338	$33.83	0.00%
GenOn Holdings, Inc. Class A	01/17/2019	54	8,389	7,654	141.75	0.00
Vistra Energy Corp. CVR	10/06/2016	1,362	0	978	0.72	0.00
				$8,970		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Interest Only

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Commercial Mortgage Backed Security

(8)  Company has filed for bankruptcy protection.

(9)  Security in default of interest.

(10)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(11)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

(13)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(14)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2019.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  Denominated in United States Dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
104	Long	E-Mini Russell 2000 Index	June 2019	$8,019,960	$8,027,760	$7,800
24	Long	S&P 500 E-Mini Index	June 2019	3,396,165	3,405,360	9,195
17	Short	S&P 500 E-Mini Index	June 2019	2,360,238	2,412,130	(51,892)
66	Long	U.S. Treasury 10 Year Notes	June 2019	8,060,844	8,198,438	137,594
104	Short	U.S. Treasury 10 Year Notes	June 2019	12,700,727	12,918,750	(218,023)
7	Long	U.S. Treasury 2 Year Notes	June 2019	1,484,961	1,491,656	6,695
43	Short	U.S. Treasury 2 Year Notes	June 2019	9,124,062	9,163,031	(38,969)
53	Short	U.S. Treasury 5 Year Notes	June 2019	6,073,883	6,138,891	(65,008)
						$(212,608)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$8,219	11/26/2019	(3 Month USD LIBOR-BBA	Citibank U.S. Equity Custom
			plus 34 bps)/Quarterly	Basket(1)/Quarterly	$—	$13,471
Citibank N.A.	7,221	11/26/2019	3 Month USD LIBOR-BBA	Russell 1000 Index Total Return/
			plus 25 bps/Quarterly	Quarterly	—	(12,547)
Net Unrealized Appreciation (Depreciation)					$—	$924

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(1)  The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Common Stocks	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.5%	52	$208,353
Alphabet, Inc., Class A	2.5	4	205,517
Walt Disney Co.	2.2	41	183,991
Honeywell International, Inc.	1.9	25	159,510
Apple, Inc.	1.9	21	158,192
Microsoft Corp.	1.9	33	155,037
Starbucks Corp.	1.8	51	151,323
Mondelez International, Inc., Class A	1.8	73	145,412
Automatic Data Processing, Inc.	1.8	23	144,933
TJX Cos., Inc.	1.8	68	143,894
Texas Instruments, Inc.	1.7	34	143,495
Intuit, Inc.	1.7	14	143,375
Raytheon Co.	1.7	19	139,621
Exelon Corp.	1.7	69	138,343
American Electric Power Co., Inc.	1.7	41	136,266
Intercontinental Exchange, Inc.	1.6	43	131,154
Coca-Cola Co.	1.6	70	130,076
Exxon Mobil Corp.	1.6	40	129,716
US Bancorp	1.6	67	127,999
Cognizant Technology Solutions Corp., Class A	1.5	43	125,763
Fidelity National Information Services, Inc.	1.5	27	121,489
AutoZone, Inc.	1.5	3	119,812
Occidental Petroleum Corp.	1.4	45	117,855
Northrop Grumman Corp.	1.4	11	117,615
Sysco Corp.	1.4	42	112,903
Johnson & Johnson	1.4	20	112,823
Allstate Corp.	1.3	29	110,067
Humana, Inc.	1.3	10	109,868
Waste Management, Inc.	1.3	26	109,548
T-Mobile US, Inc.	1.3	39	107,551
Annaly Capital Management, Inc.	1.3	266	105,994
Amazon.com, Inc.	1.3	1	105,914
Cisco Systems, Inc.	1.3	48	103,717
Omnicom Group, Inc.	1.2	35	102,120
Comerica, Inc.	1.2	33	96,129
Verizon Communications, Inc.	1.2	41	95,690
Norfolk Southern Corp.	1.1	12	92,615
Centene Corp.	1.1	43	90,418
Baxter International, Inc.	1.1	28	90,338
Pfizer, Inc.	1.1	53	89,180
Merck & Co., Inc.	1.0	26	84,867
VICI Properties, Inc.	1.0	96	84,108
Kinder Morgan, Inc.	1.0	99	79,236
F5 Networks, Inc.	1.0	13	78,836
Ross Stores, Inc.	0.9	21	77,239
Garmin, Ltd.	0.9	22	75,921
AGNC Investment Corp.	0.9	101	72,646
NXP Semiconductors NV	0.9	20	70,929
Cadence Design Systems, Inc.	0.8	27	69,251
Procter & Gamble Co.	0.8	17	68,812
Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	71.4		5,875,461
Other components in the Citibank U.S. Equity Custom Basket	28.6		2,343,600
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$8,219,061

*  Represents the weighting of the component in the custom basket.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	GBP	420,400	USD	558,018	06/19/2019	$8,344	$—
	USD	638,177	EUR	555,800	06/19/2019	—	(10,599)
	USD	550,258	GBP	413,600	06/19/2019	—	(9,475)
						8,344	(20,074)
Barclays Bank PLC	HKD	3,082,000	USD	394,121	05/15/2019	966	—
Citibank N.A.	USD	169,465	DKK	1,100,000	06/19/2019	—	(3,017)
	USD	96,059	GBP	72,200	06/19/2019	—	(1,657)
						—	(4,674)
HSBC Bank USA	USD	488,256	CNH	3,307,400	05/15/2019	3,657	—
	USD	435,419	EUR	379,200	06/19/2019	—	(7,248)
						3,657	(7,248)
JPMorgan Chase Bank	NOK	450,600	USD	52,869	06/19/2019	469	—
	SEK	2,372,900	USD	258,819	06/19/2019	2,100	—
	USD	265,878	AUD	379,000	04/17/2019	3,313	—
	USD	550,937	JPY	60,414,100	05/15/2019	—	(3,898)
	USD	409,094	KRW	456,835,800	05/15/2019	—	(7,028)
	USD	162,250	SGD	218,600	05/15/2019	—	(821)
	USD	696,253	CHF	688,100	06/19/2019	—	(115)
						5,882	(11,862)
State Street Bank and Trust Co.	USD	11,822	ILS	43,900	04/17/2019	275	—
UBS AG	USD	357,017	AUD	508,300	04/17/2019	4,012	—
	USD	24,962	CAD	33,600	04/17/2019	191	—
						4,203	—
Net Unrealized Appreciation (Depreciation)						$23,327	$(43,858)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$978		$—	$978
Independent Power Producers	482,118	—		7,654	489,772
Oil Companies-Exploration & Production	1,327,820	132,662	**	338	1,460,820
Other Industries	92,733,577	27,064,722	**	—	119,798,299
Convertible Preferred Securities	15,877	—		—	15,877
Preferred Securities	15,103	—		—	15,103
Preferred Securities/Capital Securities	—	499,206		—	499,206
Asset Backed Securities	—	3,087,486		—	3,087,486
Convertible Bonds & Notes	—	4,247		—	4,247
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	85,886		0	85,886
Oil-Field Services	—	48,449		3	48,452
Telecommunication Equipment	—	54,691		0	54,691
Other Industries	—	9,734,280		—	9,734,280
Foreign Corporate Bonds & Notes	—	1,578,988		—	1,578,988
Loans	—	162,717		—	162,717
Municipal Bonds & Notes	—	98,604		—	98,604
U.S. Government Agencies	—	2,257,163		—	2,257,163
U.S. Government Treasuries	—	7,983,329		—	7,983,329
Exchange-Traded Funds	3,547,534	—		—	3,547,534
Equity Certificates	—	584,126		—	584,126
Short-Term Investment Securities	—	4,731,885		—	4,731,885
Repurchase Agreements	—	10,759,000		—	10,759,000
Total Investments at Value	$98,122,029	$68,868,419		$7,995	$166,998,443
Other Financial Instruments:†
Futures Contracts	$161,284	$—		$—	$161,284
Over the Counter Total Return Swap Contracts	—	13,471		—	13,471
Forward Foreign Currency Contracts	—	23,327		—	23,327
Total Other Financial Instruments	$161,284	$36,798		$—	$198,082
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$373,892	$—		$—	$373,892
Over the Counter Total Return Swap Contracts	—	12,547		—	12,547
Forward Foreign Currency Contracts	—	43,858		—	43,858
Total Other Financial Instruments	$373,892	$56,405		$—	$430,297

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
E-Commerce/Products	10.7%
Applications Software	8.9
Internet Content-Entertainment	6.8
Finance-Credit Card	6.5
Web Portals/ISP	6.0
Medical-HMO	5.4
Aerospace/Defense	4.7
Commercial Services-Finance	4.3
Medical Products	3.8
E-Commerce/Services	3.3
Finance-Investment Banker/Broker	2.2
Internet Application Software	2.2
Medical-Biomedical/Gene	2.1
Casino Hotels	2.1
Machinery-General Industrial	1.8
Computer Software	1.8
Data Processing/Management	1.7
Retail-Discount	1.7
Medical Instruments	1.6
Internet Security	1.3
Registered Investment Companies	1.3
Tobacco	1.2
Multimedia	1.2
Athletic Footwear	1.1
Pharmacy Services	1.1
Software Tools	1.0
Electronic Components-Semiconductors	1.0
Enterprise Software/Service	1.0
Electronic Measurement Instruments	1.0
Auto/Truck Parts & Equipment-Original	1.0
Auto-Cars/Light Trucks	0.9
Electric-Distribution	0.9
Entertainment Software	0.8
Semiconductor Equipment	0.8
Computers	0.8
Insurance-Multi-line	0.7
Electric-Integrated	0.7
Retail-Restaurants	0.6
Finance-Other Services	0.6
Chemicals-Diversified	0.6
Diversified Banking Institutions	0.5
Real Estate Investment Trusts	0.5
Instruments-Controls	0.5
Medical-Hospitals	0.4
Building-Residential/Commercial	0.4
Diversified Financial Services	0.3
Medical-Drugs	0.2
Real Estate Management/Services	0.2
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Aerospace/Defense — 4.7%
Boeing Co	40,743	$15,540,195
Northrop Grumman Corp.	11,900	3,208,240
		18,748,435
Applications Software — 8.6%
Intuit, Inc.	23,341	6,101,571
Microsoft Corp.	177,657	20,952,867
salesforce.com, Inc.†	32,795	5,193,744
ServiceNow, Inc.†	9,786	2,412,151
		34,660,333
Athletic Footwear — 1.1%
NIKE, Inc., Class B	52,291	4,403,425
Auto-Cars/Light Trucks — 0.8%
Ferrari NV	24,405	3,265,389
Auto/Truck Parts & Equipment-Original — 1.0%
Aptiv PLC	48,718	3,872,594
Building-Residential/Commercial — 0.4%
NVR, Inc.†	580	1,604,860
Casino Hotels — 2.1%
Las Vegas Sands Corp.	46,849	2,855,915
MGM Resorts International	73,980	1,898,327
Wynn Resorts, Ltd.	29,301	3,496,195
		8,250,437
Chemicals-Diversified — 0.6%
DowDuPont, Inc.	45,825	2,442,931
Commercial Services-Finance — 4.3%
Equifax, Inc.	16,052	1,902,162
PayPal Holdings, Inc.†	41,952	4,356,296
S&P Global, Inc.	3,100	652,705
TransUnion	54,087	3,615,175
Worldpay, Inc., Class A†	58,558	6,646,333
		17,172,671
Computer Software — 1.8%
Red Hat, Inc.†	22,726	4,152,040
Splunk, Inc.†	24,059	2,997,752
		7,149,792
Computers — 0.8%
Apple, Inc.	16,053	3,049,267
Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	28,000	3,166,800
Fiserv, Inc.†	40,904	3,611,005
		6,777,805
Diversified Banking Institutions — 0.5%
Morgan Stanley	49,382	2,083,920
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,397,675
E-Commerce/Products — 10.7%
Alibaba Group Holding, Ltd. ADR†	45,048	8,219,007
Amazon.com, Inc.†	19,565	34,840,374
		43,059,381
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 2.2%
Booking Holdings, Inc.†	2,885	$5,034,065
IAC/InterActiveCorp†	12,407	2,606,835
MercadoLibre, Inc.†	2,035	1,033,231
Uber Technologies, Inc.† Class A(1)(2)	834	43,698
		8,717,829
Electric-Distribution — 0.9%
Sempra Energy	27,540	3,466,184
Electric-Integrated — 0.7%
NextEra Energy, Inc.	13,703	2,649,064
Electronic Components-Semiconductors — 1.0%
NVIDIA Corp.	23,090	4,146,040
Electronic Measurement Instruments — 1.0%
Fortive Corp.	47,974	4,024,539
Enterprise Software/Service — 1.0%
Workday, Inc., Class A†	20,985	4,046,957
Entertainment Software — 0.8%
Electronic Arts, Inc.†	33,172	3,371,270
Finance-Credit Card — 6.5%
Mastercard, Inc., Class A	50,756	11,950,500
Visa, Inc., Class A	89,820	14,028,986
		25,979,486
Finance-Investment Banker/Broker — 2.2%
Charles Schwab Corp.	99,485	4,253,978
TD Ameritrade Holding Corp.	90,722	4,535,193
		8,789,171
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	32,837	2,500,209
Instruments-Controls — 0.5%
Honeywell International, Inc.	11,468	1,822,495
Insurance-Multi-line — 0.7%
Chubb, Ltd.	19,825	2,777,086
Internet Application Software — 2.2%
Tencent Holdings, Ltd.	190,400	8,754,892
Internet Content-Entertainment — 6.8%
Facebook, Inc., Class A†	124,392	20,734,903
Netflix, Inc.†	18,615	6,637,364
		27,372,267
Internet Security — 1.3%
Symantec Corp.	227,853	5,238,341
Machinery-General Industrial — 1.8%
Roper Technologies, Inc.	14,764	5,048,845
Wabtec Corp.	32,096	2,366,117
		7,414,962
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	11,303	6,449,266
Medical Products — 3.8%
Becton Dickinson and Co.	29,607	7,393,756
Stryker Corp.	40,753	8,049,533
		15,443,289

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	15,757	$2,130,031
Vertex Pharmaceuticals, Inc.†	33,688	6,196,908
		8,326,939
Medical-Drugs — 0.2%
Eli Lilly & Co.	7,517	975,406
Medical-HMO — 5.4%
Anthem, Inc.	19,012	5,456,064
Centene Corp.†	50,290	2,670,399
Humana, Inc.	4,400	1,170,400
UnitedHealth Group, Inc.	38,746	9,580,336
WellCare Health Plans, Inc.†	9,828	2,651,103
		21,528,302
Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	13,974	1,821,930
Multimedia — 1.2%
Walt Disney Co.	43,865	4,870,331
Pharmacy Services — 1.1%
Cigna Corp.	26,595	4,277,008
Real Estate Investment Trusts — 0.5%
Crown Castle International Corp.	14,507	1,856,896
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)	532	27,292
Retail-Discount — 1.7%
Dollar General Corp.	10,895	1,299,773
Dollar Tree, Inc.†	31,320	3,289,853
Dollarama, Inc.	80,085	2,136,439
		6,726,065
Retail-Restaurants — 0.6%
McDonald's Corp.	13,820	2,624,418
Semiconductor Equipment — 0.8%
ASML Holding NV	17,392	3,270,566
Software Tools — 1.0%
VMware, Inc., Class A	23,347	4,214,367
Tobacco — 1.2%
Philip Morris International, Inc.	55,670	4,920,671
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	5,337	171,158
Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	10,355	12,186,696
Alphabet, Inc., Class C†	10,111	11,863,337
		24,050,033
Total Common Stocks (cost $280,526,065)		390,563,644
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)	16,678	450,306
		1,170,288
Auto-Cars/Light Trucks — 0.1%
Aurora Innovation, Inc., Series B†(1)(2)	3,512	324,519
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)	13,329	$1,544,520
Airbnb, Inc., Series E†(1)(2)	8,841	1,024,466
Uber Technologies, Inc., Series A†(1)(2)	119	6,235
Uber Technologies, Inc., Series B†(1)(2)	319	16,714
Uber Technologies, Inc., Series C-1†(1)(2)	84	4,401
Uber Technologies, Inc., Series C-2†(1)(2)	68	3,563
Uber Technologies, Inc., Series C-3†(1)(2)	1	52
Uber Technologies, Inc., Series D†(1)(2)	76	3,982
Uber Technologies, Inc., Series E†(1)(2)	36	1,886
Uber Technologies, Inc., Series G†(1)(2)	20,747	1,087,062
Uber Technologies, Inc., Series G-1†(1)(2)	183	9,589
Uber Technologies, Inc., Series Seed†(1)(2)	304	15,929
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	914,114
		4,632,513
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)	13,398	687,318
Total Convertible Preferred Securities (cost $4,771,806)		6,814,638
Total Long-Term Investment Securities (cost $285,397,871)		397,378,282
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(3)	496,512	496,512
T. Rowe Price Government Reserve Fund 2.49%(3)	4,559,130	4,559,130
Total Short-Term Investment Securities (cost $5,055,642)		5,055,642
TOTAL INVESTMENTS (cost $290,353,513)(4)	100.2%	402,433,924
Liabilities in excess of other assets	(0.2)	(689,492)
NET ASSETS	100.0%	$401,744,432

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$1,397,675	$5.61	0.35%
Uber Technologies, Inc., Class A	01/16/2018	834	27,496	43,698	52.39	0.01
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	27,292	51.30	0.01
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,544,520	115.88	0.38
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	1,024,466	115.88	0.26
Aurora Innovation, Inc., Series B	03/01/2019	3,512	324,519	324,519	92.40	0.08
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	719,982	27.00	0.18
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	450,306	27.00	0.11
Uber Technologies, Inc., Series A	01/16/2018	119	3,923	6,235	52.39	0.00
Uber Technologies, Inc., Series B	01/16/2018	319	10,517	16,714	52.39	0.00
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Uber Technologies, Inc., Series C-1	01/16/2018	84	$2,769	$4,401	$52.39	0.00%
Uber Technologies, Inc., Series C-2	01/16/2018	68	2,242	3,563	52.39	0.00
Uber Technologies, Inc., Series C-3	01/16/2018	1	33	52	52.39	0.00
Uber Technologies, Inc., Series D	01/16/2018	76	2,506	3,982	52.39	0.00
Uber Technologies, Inc., Series E	01/16/2018	36	1,187	1,886	52.39	0.00
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,877	1,087,062	52.39	0.27
Uber Technologies, Inc., Series G-1	01/16/2018	183	8,925	9,589	52.39	0.00
Uber Technologies, Inc., Series Seed	01/16/2018	304	10,023	15,929	52.39	0.00
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	687,318	51.30	0.17
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	914,114	47.99	0.23
				$8,283,303		2.05%

(3)  The rate shown is the 7-day yield as of March 31, 2019.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$1,397,675	$1,397,675
E-Commerce/Services	8,674,131	—		43,698	8,717,829
Real Estate Management/Services	—	—		27,292	27,292
Other Industries	371,665,956	8,754,892	**	—	380,420,848
Convertible Preferred Securities	—	—		6,814,638	6,814,638
Short-Term Investment Securities	5,055,642	—		—	5,055,642
Total Investment at Value	$385,395,729	$8,754,892		$8,283,303	$402,433,924

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$121,002	$7,008,900
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	13,445	502,058
Realized Loss	—	—
Change in unrealized appreciation(1)	37,995	665,493
Change in unrealized depreciation(1)	—	(37,078)
Net purchases	1,397,675	324,519
Net sales	(101,452)	(1,649,254)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2019	$1,468,665	$6,814,638

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$17,617	$575,161

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,397,675	Market Approach	Market Transaction Price*	$5.61
	$43,698	Market Approach	Market Transaction Price*	$48.772228
			Next Twelve Months EBITDA Multiple*	20.0x
			Discount for Lack of Marketability	10.0%
	$27,292	Market Approach	Potential Tender Offer*	$54.0000
			Discount for Uncertainty	5.0%
Convertible Preferred Securities	$1,494,807	Market Approach	Market Transaction Price*	$27.00 - $92.403 ($48.801)
	$914,114	Market Approach	Pending Secondary Market Transaction*	$47.9900
	$1,149,413	Market Approach	Market Transaction Price*	$48.772228
			Next Twelve Months EBITDA Multiple*	20.0x
			Discount for Lack of Marketability	10.0%
	$687,318	Market Approach	Potential Tender Offer*	$54.0000
			Discount for Uncertainty	5.0%
	$2,568,986	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	4.2x - 6.9x (5.55x)
			2021 Estimated Gross Profit Multiple*	5.0x
			2022 Estimated Revenue Multiple*	3.9x
			2022 Estimated Gross Profit Multiple*	4.6x
			2023 Estimated Revenue Multiple*	3.9x
			2023 Estimated Gross Profit Multiple*	4.2x
			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Applications Software	8.9%
Web Portals/ISP	6.0
E-Commerce/Products	6.0
Finance-Credit Card	5.1
Medical-Drugs	4.6
Internet Content-Entertainment	4.3
Electronic Components-Semiconductors	3.6
Computers	3.2
Medical-Biomedical/Gene	2.6
Aerospace/Defense	2.4
Real Estate Investment Trusts	2.4
Retail-Restaurants	2.3
Transport-Rail	1.9
Medical-HMO	1.9
Medical Instruments	1.8
Electronic Forms	1.7
Medical Products	1.4
Athletic Footwear	1.2
Beverages-Non-alcoholic	1.1
Commercial Services-Finance	1.1
Cosmetics & Toiletries	1.1
Insurance-Property/Casualty	1.1
Tobacco	1.1
Diagnostic Equipment	1.0
Oil Companies-Exploration & Production	1.0
Exchange-Traded Funds	1.0
Diversified Manufacturing Operations	1.0
Commercial Services	1.0
Finance-Other Services	1.0
Networking Products	1.0
Cable/Satellite TV	0.9
Consulting Services	0.9
Semiconductor Components-Integrated Circuits	0.8
Multimedia	0.7
Computer Aided Design	0.7
Instruments-Controls	0.7
Computer Services	0.7
Industrial Gases	0.6
Telephone-Integrated	0.6
Aerospace/Defense-Equipment	0.6
Retail-Building Products	0.6
Auto/Truck Parts & Equipment-Original	0.6
Beverages-Wine/Spirits	0.6
Machinery-Farming	0.6
Coatings/Paint	0.6
Therapeutics	0.6
Electronic Measurement Instruments	0.6
Food-Misc./Diversified	0.5
Electric-Integrated	0.5
Oil Companies-Integrated	0.5
Retail-Apparel/Shoe	0.5
Broadcast Services/Program	0.5
Enterprise Software/Service	0.4
Semiconductor Equipment	0.4
Registered Investment Companies	0.4
Banks-Commercial	0.4
Building Products-Cement	0.4
Web Hosting/Design	0.4
Computer Software	0.4
Entertainment Software	0.4
Electronic Components-Misc.	0.4%
Electronic Connectors	0.4
Retail-Discount	0.4
Hotels/Motels	0.4
Finance-Investment Banker/Broker	0.4
Apparel Manufacturers	0.3
Dental Supplies & Equipment	0.3
Machinery-General Industrial	0.3
Banks-Fiduciary	0.3
Cruise Lines	0.3
Veterinary Diagnostics	0.3
Data Processing/Management	0.3
Chemicals-Diversified	0.3
Industrial Automated/Robotic	0.2
Containers-Metal/Glass	0.2
Oil Refining & Marketing	0.2
E-Commerce/Services	0.2
Food-Catering	0.2
Finance-Consumer Loans	0.2
Banks-Super Regional	0.2
Firearms & Ammunition	0.2
Transport-Services	0.2
Medical Labs & Testing Services	0.2
Retail-Major Department Stores	0.2
Insurance Brokers	0.2
U.S. Government Treasuries	0.2
Retail-Auto Parts	0.2
Tools-Hand Held	0.2
Pipelines	0.2
Independent Power Producers	0.2
Repurchase Agreements	0.2
Non-Hazardous Waste Disposal	0.1
Commercial Paper	0.1
Consumer Products-Misc.	0.1
Medical-Hospitals	0.1
Distribution/Wholesale	0.1
Pharmacy Services	0.1
Computers-Memory Devices	0.1
Wireless Equipment	0.1
Investment Management/Advisor Services	0.1
Food-Wholesale/Distribution	0.1
Retail-Perfume & Cosmetics	0.1
Diagnostic Kits	0.1
Electric Products-Misc.	0.1
Medical Information Systems	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Aerospace/Defense — 2.4%
Boeing Co.	22,654	$8,640,689
Lockheed Martin Corp.	1,874	562,500
Northrop Grumman Corp.	7,690	2,073,224
Raytheon Co.	1,542	280,767
TransDigm Group, Inc.†	618	280,566
		11,837,746
Aerospace/Defense-Equipment — 0.6%
Harris Corp.	779	124,414
L3 Technologies, Inc.	11,333	2,338,791
United Technologies Corp.	4,943	637,104
		3,100,309
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,218	49,792
Mosaic Co.	2,118	57,842
		107,634
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	2,020	36,118
PVH Corp.	9,989	1,218,159
Under Armour, Inc., Class A†	1,551	32,788
Under Armour, Inc., Class C†	1,590	30,003
VF Corp.	4,121	358,156
		1,675,224
Applications Software — 8.9%
Intuit, Inc.	12,869	3,364,085
Microsoft Corp.	281,584	33,210,017
salesforce.com, Inc.†	47,931	7,590,833
		44,164,935
Athletic Footwear — 1.2%
NIKE, Inc., Class B	70,256	5,916,258
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	37,288	2,964,023
Banks-Commercial — 0.4%
First Republic Bank	19,148	1,923,608
SVB Financial Group†	669	148,759
		2,072,367
Banks-Fiduciary — 0.3%
Northern Trust Corp.	16,330	1,476,395
Banks-Super Regional — 0.2%
Comerica, Inc.	929	68,114
US Bancorp	19,115	921,152
		989,266
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	47,892	2,244,219
Monster Beverage Corp.†	36,961	2,017,332
PepsiCo, Inc.	10,886	1,334,079
		5,595,630
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class B	18,710	987,514
Constellation Brands, Inc., Class A	11,092	1,944,760
		2,932,274
Security Description	Shares	Value (Note 2)
Broadcast Services/Program — 0.5%
Discovery, Inc., Class C†	39,139	$994,913
Fox Corp., Class A†	2,060	75,623
Fox Corp., Class B†	948	34,014
Liberty Media Corp. - Liberty Formula One, Series C†	32,102	1,125,175
		2,229,725
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	3,547	713,585
Vulcan Materials Co.	11,280	1,335,552
		2,049,137
Building Products-Wood — 0.0%
Masco Corp.	1,758	69,107
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,873	77,954
Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	948	328,871
Comcast Corp., Class A	68,969	2,757,380
Liberty Broadband Corp., Class C†	14,605	1,339,863
		4,426,114
Chemicals-Diversified — 0.3%
Celanese Corp.	863	85,100
DowDuPont, Inc.	17,167	915,173
Eastman Chemical Co.	959	72,769
FMC Corp.	753	57,845
PPG Industries, Inc.	1,379	155,648
		1,286,535
Coatings/Paint — 0.6%
Sherwin-Williams Co.	6,656	2,866,806
Commercial Services — 1.0%
Cintas Corp.	1,076	217,470
CoStar Group, Inc.†	3,151	1,469,689
Ecolab, Inc.	13,773	2,431,486
ServiceMaster Global Holdings, Inc.†	15,255	712,409
		4,831,054
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	5,535	884,161
Equifax, Inc.	935	110,797
FleetCor Technologies, Inc.†	654	161,270
Global Payments, Inc.	2,002	273,313
H&R Block, Inc.	1,619	38,759
IHS Markit, Ltd.†	4,618	251,127
Moody's Corp.	1,034	187,247
PayPal Holdings, Inc.†	14,905	1,547,735
S&P Global, Inc.	3,158	664,917
Total System Services, Inc.	1,406	133,584
Worldpay, Inc., Class A†	10,830	1,229,205
		5,482,115
Computer Aided Design — 0.7%
ANSYS, Inc.†	1,064	194,403
Autodesk, Inc.†	20,359	3,172,339
Cadence Design Systems, Inc.†	2,102	133,498
Synopsys, Inc.†	1,084	124,823
		3,625,063

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Data Security — 0.0%
Fortinet, Inc.†	1,843	$154,757
Computer Services — 0.7%
Accenture PLC, Class A	18,868	3,321,145
Computer Software — 0.4%
Akamai Technologies, Inc.†	2,074	148,727
Citrix Systems, Inc.	1,590	158,459
Red Hat, Inc.†	2,246	410,344
SS&C Technologies Holdings, Inc.	19,186	1,221,956
		1,939,486
Computers — 3.2%
Apple, Inc.	83,843	15,925,978
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,138	217,589
Seagate Technology PLC	2,085	99,851
		317,440
Consulting Services — 0.9%
Gartner, Inc.†	20,229	3,068,335
Verisk Analytics, Inc.	10,009	1,331,197
		4,399,532
Consumer Products-Misc. — 0.1%
Clorox Co.	1,628	261,229
Kimberly-Clark Corp.	2,363	292,776
		554,005
Containers-Metal/Glass — 0.2%
Ball Corp.	20,845	1,206,092
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	21,389	1,466,002
Estee Lauder Cos., Inc., Class A	12,140	2,009,777
Procter & Gamble Co.	17,798	1,851,882
		5,327,661
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	26,729	1,469,026
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	1,470	152,424
Fidelity National Information Services, Inc.	4,103	464,049
Fiserv, Inc.†	4,975	439,193
Jack Henry & Associates, Inc.	471	65,347
Paychex, Inc.	2,517	201,863
		1,322,876
Decision Support Software — 0.0%
MSCI, Inc.	1,071	212,958
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	5,504	1,564,952
Diagnostic Equipment — 1.0%
Danaher Corp.	17,213	2,272,460
Thermo Fisher Scientific, Inc.	10,366	2,837,382
		5,109,842
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,093	244,395
Security Description	Shares	Value (Note 2)
Dialysis Centers — 0.0%
DaVita, Inc.†	1,607	$87,244
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,735	105,124
Fastenal Co.	3,636	233,831
WW Grainger, Inc.	573	172,433
		511,388
Diversified Manufacturing Operations — 1.0%
3M Co.	3,731	775,227
Eaton Corp. PLC	2,583	208,087
Illinois Tool Works, Inc.	13,046	1,872,492
Ingersoll-Rand PLC	3,077	332,162
Parker-Hannifin Corp.	10,205	1,751,382
		4,939,350
Diversified Minerals — 0.0%
Livent Corp.†	700	8,596
E-Commerce/Products — 6.0%
Alibaba Group Holding, Ltd. ADR†	4,871	888,714
Amazon.com, Inc.†	15,427	27,471,630
eBay, Inc.	4,152	154,206
Wayfair, Inc., Class A†	6,665	989,419
		29,503,969
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	275	479,850
Expedia Group, Inc.	921	109,599
Lyft, Inc., Class A†	6,545	512,408
TripAdvisor, Inc.†	875	45,019
		1,146,876
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,886	239,451
Electric-Integrated — 0.5%
Alliant Energy Corp.	1,710	80,592
Ameren Corp.	3,108	228,594
CMS Energy Corp.	2,016	111,969
Dominion Energy, Inc.	4,773	365,898
Eversource Energy	2,215	157,154
NextEra Energy, Inc.	6,075	1,174,419
Pinnacle West Capital Corp.	1,425	136,202
WEC Energy Group, Inc.	1,924	152,150
Xcel Energy, Inc.	2,940	165,257
		2,572,235
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	955	82,464
Sensata Technologies Holding PLC†	39,661	1,785,538
		1,868,002
Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	11,193	285,645
Broadcom, Inc.	5,032	1,513,173
Intel Corp.	38,279	2,055,582
Microchip Technology, Inc.	20,292	1,683,424
NVIDIA Corp.	29,563	5,308,332
Skyworks Solutions, Inc.	1,349	111,266
Texas Instruments, Inc.	62,125	6,589,599
Xilinx, Inc.	3,216	407,757
		17,954,778

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Connectors — 0.4%
Amphenol Corp., Class A	19,327	$1,825,242
Electronic Forms — 1.7%
Adobe, Inc.†	31,321	8,346,733
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	16,386	1,317,107
Fortive Corp.	14,614	1,225,968
Keysight Technologies, Inc.†	2,385	207,972
		2,751,047
Electronic Security Devices — 0.0%
Allegion PLC	612	55,514
Enterprise Software/Service — 0.4%
Oracle Corp.	16,187	869,404
Tyler Technologies, Inc.†	6,447	1,317,767
		2,187,171
Entertainment Software — 0.4%
Electronic Arts, Inc.†	17,604	1,789,095
Take-Two Interactive Software, Inc.†	1,438	135,704
		1,924,799
Finance-Consumer Loans — 0.2%
Synchrony Financial	31,244	996,684
Finance-Credit Card — 5.1%
Alliance Data Systems Corp.	579	101,313
American Express Co.	4,393	480,155
Discover Financial Services	2,712	192,986
Mastercard, Inc., Class A	45,681	10,755,592
Visa, Inc., Class A	86,976	13,584,781
Western Union Co.	2,326	42,961
		25,157,788
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	7,837	335,110
E*TRADE Financial Corp.	1,846	85,710
TD Ameritrade Holding Corp.	25,976	1,298,540
		1,719,360
Finance-Other Services — 1.0%
Cboe Global Markets, Inc.	10,044	958,599
CME Group, Inc.	5,748	946,006
Intercontinental Exchange, Inc.	36,929	2,811,774
Nasdaq, Inc.	1,030	90,115
		4,806,494
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	17,880	972,851
Food-Catering — 0.2%
Aramark	34,699	1,025,355
Food-Confectionery — 0.0%
Hershey Co.	1,077	123,672
Food-Meat Products — 0.0%
Hormel Foods Corp.	3,464	155,049
Food-Misc./Diversified — 0.5%
Kellogg Co.	3,189	182,985
Lamb Weston Holdings, Inc.	1,861	139,463
McCormick & Co., Inc.	7,486	1,127,616
Mondelez International, Inc., Class A	24,377	1,216,900
		2,666,964
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,781	$252,420
Gas-Distribution — 0.0%
Atmos Energy Corp.	876	90,167
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,570	39,424
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	19,047	1,582,996
Marriott International, Inc., Class A	1,433	179,254
		1,762,250
Human Resources — 0.0%
Robert Half International, Inc.	696	45,351
Independent Power Producers — 0.2%
NRG Energy, Inc.	18,341	779,126
Industrial Automated/Robotic — 0.2%
Cognex Corp.	21,368	1,086,777
Rockwell Automation, Inc.	759	133,174
		1,219,951
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	12,248	2,338,878
Linde PLC	4,691	825,288
		3,164,166
Instruments-Controls — 0.7%
Honeywell International, Inc.	20,723	3,293,299
Mettler-Toledo International, Inc.†	202	146,046
		3,439,345
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	732	70,535
Waters Corp.†	545	137,182
		207,717
Insurance Brokers — 0.2%
Aon PLC	1,921	327,915
Arthur J. Gallagher & Co.	1,567	122,383
Marsh & McLennan Cos., Inc.	4,043	379,637
		829,935
Insurance-Life/Health — 0.0%
Torchmark Corp.	580	47,531
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	924	79,372
Insurance-Property/Casualty — 1.1%
Berkshire Hathaway, Inc., Class B†	11,858	2,382,154
Markel Corp.†	418	416,428
Progressive Corp.	34,458	2,484,077
		5,282,659
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	83,763	13,962,454
Netflix, Inc.†	20,028	7,141,184
Twitter, Inc.†	9,255	304,304
		21,407,942
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	755	118,482

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	930	$119,133
T. Rowe Price Group, Inc.	1,501	150,280
		269,413
Machinery-Farming — 0.6%
Deere & Co.	18,324	2,928,908
Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	1,316	450,033
Wabtec Corp.	14,942	1,101,524
		1,551,557
Machinery-Pumps — 0.0%
Flowserve Corp.	882	39,814
Xylem, Inc.	2,281	180,290
		220,104
Medical Information Systems — 0.1%
Cerner Corp.†	4,121	235,762
Medical Instruments — 1.8%
Boston Scientific Corp.†	106,012	4,068,741
Edwards Lifesciences Corp.†	2,640	505,111
Intuitive Surgical, Inc.†	4,459	2,544,216
Medtronic PLC	17,039	1,551,912
Teleflex, Inc.	585	176,764
		8,846,744
Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	1,468	211,172
Teladoc Health, Inc.†	12,455	692,498
		903,670
Medical Products — 1.4%
Abbott Laboratories	39,531	3,160,108
ABIOMED, Inc.†	573	163,643
Baxter International, Inc.	2,604	211,731
Becton Dickinson and Co.	2,154	537,919
Cooper Cos., Inc.	270	79,966
Henry Schein, Inc.†	866	52,055
Hologic, Inc.†	1,871	90,556
ICU Medical, Inc.†	3,058	731,871
Stryker Corp.	2,319	458,049
Varian Medical Systems, Inc.†	1,153	163,403
West Pharmaceutical Services, Inc.	9,074	999,955
Zimmer Biomet Holdings, Inc.	2,597	331,637
		6,980,893
Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	11,201	1,514,151
Amgen, Inc.	5,218	991,316
AnaptysBio, Inc.†	8,860	647,223
Biogen, Inc.†	1,350	319,113
BioMarin Pharmaceutical, Inc.†	15,541	1,380,507
Celgene Corp.†	4,194	395,662
Gilead Sciences, Inc.	10,857	705,814
Illumina, Inc.†	8,159	2,534,920
Incyte Corp.†	13,657	1,174,638
Insmed, Inc.†	23,009	668,872
Regeneron Pharmaceuticals, Inc.†	587	241,034
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Sage Therapeutics, Inc.†	2,768	$440,250
Vertex Pharmaceuticals, Inc.†	11,192	2,058,768
		13,072,268
Medical-Drugs — 4.6%
AbbVie, Inc.	42,335	3,411,778
AstraZeneca PLC ADR	30,106	1,217,185
Bristol-Myers Squibb Co.	31,487	1,502,245
Eli Lilly & Co.	38,718	5,024,048
Johnson & Johnson	19,962	2,790,488
Merck & Co., Inc.	49,829	4,144,278
Pfizer, Inc.	70,534	2,995,579
Zoetis, Inc.	17,586	1,770,382
		22,855,983
Medical-HMO — 1.9%
Humana, Inc.	14,872	3,955,952
UnitedHealth Group, Inc.	20,875	5,161,553
WellCare Health Plans, Inc.†	635	171,291
		9,288,796
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	3,393	442,379
Universal Health Services, Inc., Class B	605	80,931
		523,310
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,284	106,781
Multimedia — 0.7%
Walt Disney Co.	33,100	3,675,039
Networking Products — 1.0%
Arista Networks, Inc.†	664	208,801
Cisco Systems, Inc.	84,794	4,578,028
		4,786,829
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,177	94,607
Waste Management, Inc.	4,953	514,666
		609,273
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	480	54,240
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	6,347	288,662
Apache Corp.	4,769	165,293
Cabot Oil & Gas Corp.	3,711	96,857
Cimarex Energy Co.	722	50,468
Concho Resources, Inc.	1,402	155,566
ConocoPhillips	14,412	961,857
Devon Energy Corp.	5,568	175,726
Diamondback Energy, Inc.	9,417	956,108
EOG Resources, Inc.	13,420	1,277,316
Hess Corp.	1,779	107,149
Marathon Oil Corp.	10,399	173,767
Occidental Petroleum Corp.	9,523	630,423
		5,039,192
Oil Companies-Integrated — 0.5%
Exxon Mobil Corp.	30,145	2,435,716

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	1,996	$98,343
Marathon Petroleum Corp.	18,495	1,106,926
		1,205,269
Pharmacy Services — 0.1%
Cigna Corp.	2,752	442,577
Pipelines — 0.2%
Cheniere Energy, Inc.†	8,550	584,478
ONEOK, Inc.	2,981	208,193
		792,671
Real Estate Investment Trusts — 2.4%
American Tower Corp.	16,357	3,223,310
Apartment Investment & Management Co., Class A	1,981	99,625
AvalonBay Communities, Inc.	1,197	240,274
Boston Properties, Inc.	1,040	139,235
Crown Castle International Corp.	23,539	3,012,992
Digital Realty Trust, Inc.	1,479	176,001
Duke Realty Corp.	3,058	93,514
Equinix, Inc.	3,441	1,559,324
Equity Residential	3,196	240,723
Essex Property Trust, Inc.	618	178,750
Extra Space Storage, Inc.	1,067	108,738
Federal Realty Investment Trust	454	62,584
HCP, Inc.	6,070	189,991
Host Hotels & Resorts, Inc.	4,422	83,576
Invitation Homes, Inc.	17,357	422,296
Mid-America Apartment Communities, Inc.	810	88,557
Public Storage	1,907	415,306
Realty Income Corp.	2,817	207,219
Regency Centers Corp.	958	64,655
SBA Communications Corp.†	830	165,718
Simon Property Group, Inc.	2,630	479,212
UDR, Inc.	1,926	87,556
Vornado Realty Trust	1,123	75,735
Welltower, Inc.	4,909	380,938
		11,795,829
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	536	61,238
Respiratory Products — 0.0%
ResMed, Inc.	1,821	189,329
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	703	42,602
Ross Stores, Inc.	24,343	2,266,333
Tapestry, Inc.	2,468	80,185
		2,389,120
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	592	100,954
AutoZone, Inc.†	317	324,646
O'Reilly Automotive, Inc.†	996	386,747
		812,347
Retail-Automobile — 0.0%
CarMax, Inc.†	972	67,846
Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.6%
Home Depot, Inc.	12,847	$2,465,211
Lowe's Cos., Inc.	4,681	512,429
		2,977,640
Retail-Discount — 0.4%
Dollar General Corp.	3,340	398,462
Walmart, Inc.	14,508	1,414,965
		1,813,427
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,541	150,648
Retail-Jewelry — 0.0%
Tiffany & Co.	620	65,441
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	667	29,601
TJX Cos., Inc.	15,722	836,568
		866,169
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	716	249,691
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,641	39,433
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	1,638	1,163,488
Darden Restaurants, Inc.	1,098	133,374
Dunkin' Brands Group, Inc.	25,276	1,898,228
McDonald's Corp.	27,599	5,241,050
Starbucks Corp.	35,608	2,647,099
Yum! Brands, Inc.	3,893	388,560
		11,471,799
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	9,962	1,048,700
Marvell Technology Group, Ltd.	56,507	1,123,924
Maxim Integrated Products, Inc.	2,084	110,806
NXP Semiconductors NV	14,843	1,311,973
QUALCOMM, Inc.	7,996	456,012
		4,051,415
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	1,154	137,799
Lam Research Corp.	11,302	2,023,171
		2,160,970
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,124	222,522
Telephone-Integrated — 0.6%
Verizon Communications, Inc.	52,496	3,104,088
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	7,704	519,558
Mirati Therapeutics, Inc.†	4,737	347,222
Neurocrine Biosciences, Inc.†	15,254	1,343,877
Sarepta Therapeutics, Inc.†	4,809	573,185
		2,783,842
Tobacco — 1.1%
Altria Group, Inc.	61,319	3,521,550
Philip Morris International, Inc.	19,920	1,760,729
		5,282,279

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	5,845	$795,914
Toys — 0.0%
Hasbro, Inc.	838	71,247
Mattel, Inc.†	2,150	27,950
		99,197
Transport-Rail — 1.9%
CSX Corp.	69,338	5,187,869
Kansas City Southern	564	65,413
Norfolk Southern Corp.	2,345	438,257
Union Pacific Corp.	22,564	3,772,701
		9,464,240
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	2,181	165,538
FedEx Corp.	1,373	249,076
United Parcel Service, Inc., Class B	4,421	494,002
		908,616
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	740	74,955
Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	41,991	1,346,651
Water — 0.0%
American Water Works Co., Inc.	1,447	150,864
Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	23,828	1,791,628
VeriSign, Inc.†	1,338	242,927
		2,034,555
Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	8,194	9,643,437
Alphabet, Inc., Class C†	17,213	20,196,185
		29,839,622
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,082	292,354
Total Common Stocks (cost $369,157,406)		487,545,302
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Growth Index Fund	26,090	4,496,873
SPDR Portfolio S&P 500 Growth ETF	13,800	513,498
Total Exchange-Traded Funds (cost $4,917,038)		5,010,371
Total Long-Term Investment Securities (cost $374,074,444)		492,555,673
Security Description	Principal Amount/ Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.1%
Societe Generale SA 2.42% due 04/01/2019	$600,000	$599,879
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.14%(1)	2,094,108	2,094,108
U.S. Government Treasuries — 0.2%
United States Treasury Bills 2.37% due 04/04/2019(2)	800,000	799,843
2.40% due 04/23/2019(2)	15,000	14,978
		814,821
Total Short-Term Investment Securities (cost $3,508,929)		3,508,808
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $694,029 and collateralized by $700,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $712,681. (cost $694,000)	694,000	694,000
TOTAL INVESTMENTS (cost $378,277,373)(3)	100.3%	496,758,481
Liabilities in excess of other assets	(0.3)	(1,247,178)
NET ASSETS	100.0%	$495,511,303

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $599,879 representing 0.1% of net assets.

(1)  The rate shown is the 7-day yield as of March 31, 2019.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2019	$1,698,620	$1,725,900	$27,280

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$487,545,302	$—	$—	$487,545,302
Exchange-Traded Funds	5,010,371	—	—	5,010,371
Short-Term Investment Securities:
Registered Investment Companies	2,094,108	—	—	2,094,108
Other Industries	—	1,414,700	—	1,414,700
Repurchase Agreements	—	694,000	—	694,000
Total Investments at Value	$494,649,781	$2,108,700	$—	$496,758,481
Other Financial Instruments:†
Futures Contracts	$27,280	$—	$—	$27,280

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation (depreciation) as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.1%
Medical-Drugs	6.1
Oil Companies-Integrated	4.5
Banks-Super Regional	4.5
Electric-Integrated	4.2
Food-Misc./Diversified	3.1
Electronic Components-Semiconductors	3.0
Computers	2.9
Cosmetics & Toiletries	2.5
Diversified Manufacturing Operations	2.4
Real Estate Investment Trusts	2.4
Telephone-Integrated	2.3
Oil Companies-Exploration & Production	2.1
Banks-Commercial	1.9
Insurance-Multi-line	1.8
Chemicals-Diversified	1.7
Oil-Field Services	1.7
Medical Instruments	1.6
Medical-HMO	1.5
Investment Management/Advisor Services	1.5
Tobacco	1.4
Retail-Discount	1.3
Medical Products	1.3
Networking Products	1.2
Machinery-Construction & Mining	1.2
Insurance-Life/Health	1.1
Exchange-Traded Funds	1.1
Cable/Satellite TV	1.0
Semiconductor Equipment	1.0
Computers-Memory Devices	0.9
Banks-Fiduciary	0.9
Beverages-Non-alcoholic	0.9
Semiconductor Components-Integrated Circuits	0.8
Pipelines	0.8
Multimedia	0.8
Aerospace/Defense	0.8
Food-Wholesale/Distribution	0.8
Insurance-Property/Casualty	0.8
Aerospace/Defense-Equipment	0.8
Computer Services	0.7
Containers-Paper/Plastic	0.7
Repurchase Agreements	0.7
Enterprise Software/Service	0.7
Airlines	0.7
Retail-Apparel/Shoe	0.7
Electric-Distribution	0.6
Building & Construction Products-Misc.	0.6
Medical-Biomedical/Gene	0.6
Auto-Cars/Light Trucks	0.6
Electronic Connectors	0.6
Transport-Services	0.6
Medical Labs & Testing Services	0.5
Building Products-Air & Heating	0.5
Insurance Brokers	0.5
Hotels/Motels	0.5
Retail-Building Products	0.5
Engines-Internal Combustion	0.5
Finance-Consumer Loans	0.5
Paper & Related Products	0.5
Medical-Wholesale Drug Distribution	0.4
Finance-Investment Banker/Broker	0.4%
Electric Products-Misc.	0.4
Medical Information Systems	0.4
Retail-Auto Parts	0.4
Cruise Lines	0.4
Oil Refining & Marketing	0.4
Wireless Equipment	0.4
Footwear & Related Apparel	0.3
Auto/Truck Parts & Equipment-Original	0.3
Pharmacy Services	0.3
Building-Residential/Commercial	0.3
Finance-Credit Card	0.3
Home Decoration Products	0.3
Transport-Rail	0.2
Instruments-Controls	0.2
Finance-Other Services	0.2
Athletic Footwear	0.2
Machinery-Farming	0.2
Retail-Drug Store	0.2
Entertainment Software	0.2
Retail-Restaurants	0.2
E-Commerce/Services	0.1
Electronic Measurement Instruments	0.1
Diagnostic Equipment	0.1
Commercial Services-Finance	0.1
Industrial Gases	0.1
Apparel Manufacturers	0.1
Tools-Hand Held	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Catalog Shopping	0.1
Casino Hotels	0.1
Advertising Agencies	0.1
Agricultural Operations	0.1
Auto-Heavy Duty Trucks	0.1
Broadcast Services/Program	0.1
Chemicals-Specialty	0.1
Dental Supplies & Equipment	0.1
Medical-Generic Drugs	0.1
Food-Meat Products	0.1
E-Commerce/Products	0.1
Consumer Products-Misc.	0.1
Food-Retail	0.1
Food-Confectionery	0.1
Gold Mining	0.1
Steel-Producers	0.1
Retail-Consumer Electronics	0.1
Television	0.1
Retail-Regional Department Stores	0.1
Gas-Distribution	0.1
Real Estate Management/Services	0.1
Data Processing/Management	0.1
99.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,647	$181,673
Omnicom Group, Inc.	5,025	366,775
		548,448
Aerospace/Defense — 0.8%
General Dynamics Corp.	6,087	1,030,407
Lockheed Martin Corp.	10,509	3,154,382
Northrop Grumman Corp.	3,813	1,027,985
Raytheon Co.	3,614	658,037
		5,870,811
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	9,696	185,291
Harris Corp.	1,272	203,151
L3 Technologies, Inc.	731	150,856
United Technologies Corp.	39,750	5,123,378
		5,662,676
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,854	116,671
Mosaic Co.	4,222	115,303
		231,974
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	12,582	542,662
Airlines — 0.7%
Alaska Air Group, Inc.	2,766	155,228
American Airlines Group, Inc.	8,978	285,141
Delta Air Lines, Inc.	13,880	716,902
Southwest Airlines Co.	65,854	3,418,481
United Continental Holdings, Inc.†	5,033	401,533
		4,977,285
Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	3,429	156,877
Hanesbrands, Inc.	4,547	81,300
PVH Corp.	1,701	207,437
Ralph Lauren Corp.	1,185	153,671
Under Armour, Inc., Class A†	1,477	31,224
Under Armour, Inc., Class C†	1,514	28,569
		659,078
Appliances — 0.0%
Whirlpool Corp.	1,429	189,900
Athletic Footwear — 0.2%
NIKE, Inc., Class B	13,856	1,166,814
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	87,786	770,761
General Motors Co.	29,447	1,092,484
Honda Motor Co., Ltd ADR	86,490	2,349,933
		4,213,178
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	7,789	530,742
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,278	181,078
BorgWarner, Inc.	51,746	1,987,564
		2,168,642
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.9%
BB&T Corp.	146,465	$6,815,017
Citizens Financial Group, Inc.	10,343	336,148
ING Groep NV ADR	189,887	2,305,228
M&T Bank Corp.	23,966	3,763,141
Regions Financial Corp.	22,863	323,511
Zions Bancorp NA	4,182	189,905
		13,732,950
Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	120,994	6,101,727
Northern Trust Corp.	2,306	208,486
State Street Corp.	8,507	559,846
		6,870,059
Banks-Super Regional — 4.5%
Comerica, Inc.	1,929	141,434
Fifth Third Bancorp	17,291	436,079
Huntington Bancshares, Inc.	23,517	298,196
KeyCorp	22,662	356,927
PNC Financial Services Group, Inc.	87,407	10,721,343
SunTrust Banks, Inc.	9,958	590,011
US Bancorp	159,720	7,696,907
Wells Fargo & Co.	262,617	12,689,653
		32,930,550
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	41,491	1,944,268
PepsiCo, Inc.	38,777	4,752,122
		6,696,390
Brewery — 0.0%
Molson Coors Brewing Co., Class B	4,216	251,484
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,528	95,326
Discovery, Inc., Class C†	8,097	205,826
Fox Corp., Class A†	4,279	157,082
Fox Corp., Class B†	1,969	70,648
		528,882
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	95,764	4,559,324
Building Products-Air & Heating — 0.5%
Johnson Controls International PLC	108,914	4,023,283
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	603	121,312
Vulcan Materials Co.	1,540	182,336
		303,648
Building Products-Wood — 0.0%
Masco Corp.	3,506	137,821
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	7,634	315,895
Lennar Corp., Class A	6,424	315,354
PulteGroup, Inc.	50,028	1,398,783
		2,030,032

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	2,222	$770,834
Comcast Corp., Class A	166,520	6,657,470
DISH Network Corp., Class A†	5,155	163,362
		7,591,666
Casino Hotels — 0.1%
MGM Resorts International	11,459	294,038
Wynn Resorts, Ltd.	2,176	259,640
		553,678
Chemicals-Diversified — 1.7%
Celanese Corp.	1,353	133,419
Dow NewCo.†.	2,200	113,586
DowDuPont, Inc. When-Issued†	51,140	1,836,949
DowDuPont, Inc.	123,064	6,560,542
Eastman Chemical Co.	1,444	109,571
FMC Corp.	37,194	2,857,243
LyondellBasell Industries NV, Class A	6,837	574,855
PPG Industries, Inc.	2,862	323,034
		12,509,199
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,376	194,785
International Flavors & Fragrances, Inc.	2,276	293,126
		487,911
Coatings/Paint — 0.0%
Sherwin-Williams Co.	697	300,205
Commercial Services — 0.0%
Nielsen Holdings PLC	7,985	189,005
Quanta Services, Inc.	3,176	119,862
		308,867
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,057	125,255
FleetCor Technologies, Inc.†	772	190,367
H&R Block, Inc.	1,755	42,015
Moody's Corp.	1,904	344,795
Total System Services, Inc.	1,170	111,162
		813,594
Computer Aided Design — 0.0%
Cadence Design Systems, Inc.†	2,583	164,046
Synopsys, Inc.†	1,446	166,507
		330,553
Computer Services — 0.7%
Accenture PLC, Class A	7,733	1,361,163
Cognizant Technology Solutions Corp., Class A	12,920	936,054
DXC Technology Co.	6,027	387,596
International Business Machines Corp.	19,991	2,820,730
		5,505,543
Computers — 2.9%
Apple, Inc.	106,312	20,193,964
Hewlett Packard Enterprise Co.	30,933	477,296
HP, Inc.	34,450	669,364
		21,340,624
Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 0.9%
NetApp, Inc.	57,798	$4,007,713
Seagate Technology PLC	2,073	99,276
Western Digital Corp.	58,434	2,808,338
		6,915,327
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,139	151,487
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,559	440,960
Containers-Metal/Glass — 0.0%
Ball Corp.	2,479	143,435
Containers-Paper/Plastic — 0.7%
Packaging Corp. of America	2,123	210,983
Sealed Air Corp.	66,696	3,072,018
WestRock Co.	51,857	1,988,716
		5,271,717
Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	47,294	3,241,531
Coty, Inc., Class A	10,126	116,449
Estee Lauder Cos., Inc., Class A	1,569	259,748
Procter & Gamble Co.	85,317	8,877,234
Unilever NV	71,426	4,163,421
Unilever NV CVA	28,150	1,636,160
		18,294,543
Cruise Lines — 0.4%
Carnival Corp.	37,755	1,914,934
Norwegian Cruise Line Holdings, Ltd.†	4,890	268,754
Royal Caribbean Cruises, Ltd.	3,853	441,631
		2,625,319
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	902	125,143
Paychex, Inc.	2,728	218,786
		343,929
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	801	227,748
DENTSPLY SIRONA, Inc.	5,000	247,950
		475,698
Diagnostic Equipment — 0.1%
Danaher Corp.	6,210	819,844
Distribution/Wholesale — 0.0%
Copart, Inc.†	1,444	87,492
LKQ Corp.†	7,071	200,675
		288,167
Diversified Banking Institutions — 7.1%
Bank of America Corp.	521,803	14,396,545
Citigroup, Inc.	163,715	10,186,347
Goldman Sachs Group, Inc.	7,694	1,477,171
JPMorgan Chase & Co.	249,667	25,273,791
Morgan Stanley	29,175	1,231,185
		52,565,039

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 2.4%
3M Co.	6,338	$1,316,910
A.O. Smith Corp.	3,186	169,877
Eaton Corp. PLC	86,464	6,965,540
General Electric Co.	195,559	1,953,634
Illinois Tool Works, Inc.	4,069	584,024
Ingersoll-Rand PLC	33,721	3,640,182
Parker-Hannifin Corp.	2,906	498,728
Siemens AG	24,800	2,668,959
Textron, Inc.	5,272	267,079
		18,064,933
Diversified Minerals — 0.0%
Livent Corp.†	1,572	19,304
E-Commerce/Products — 0.1%
eBay, Inc.	11,978	444,863
E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	526	917,823
Expedia Group, Inc.	998	118,762
TripAdvisor, Inc.†	762	39,205
		1,075,790
Electric Products-Misc. — 0.4%
Emerson Electric Co.	45,737	3,131,612
Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	11,259	345,651
Sempra Energy	33,674	4,238,210
		4,583,861
Electric-Integrated — 4.2%
AES Corp.	14,878	268,994
Alliant Energy Corp.	2,280	107,456
American Electric Power Co., Inc.	11,082	928,118
CMS Energy Corp.	2,801	155,568
Consolidated Edison, Inc.	7,213	611,735
Dominion Energy, Inc.	62,717	4,807,885
DTE Energy Co.	4,087	509,812
Duke Energy Corp.	16,332	1,469,880
Edison International	80,758	5,000,535
Entergy Corp.	4,259	407,288
Evergy, Inc.	5,720	332,046
Eversource Energy	48,104	3,412,979
Exelon Corp.	21,785	1,092,082
FirstEnergy Corp.	11,314	470,776
Pinnacle West Capital Corp.	26,690	2,551,030
PPL Corp.	16,196	514,061
Public Service Enterprise Group, Inc.	11,355	674,601
Southern Co.	23,241	1,201,095
WEC Energy Group, Inc.	3,685	291,410
Xcel Energy, Inc.	109,069	6,130,768
		30,938,119
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,035	89,372
Electronic Components-Semiconductors — 3.0%
Intel Corp.	304,390	16,345,743
IPG Photonics Corp.†	797	120,969
Microchip Technology, Inc.	2,609	216,442
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc.†	74,784	$3,090,823
NVIDIA Corp.	6,398	1,148,825
Qorvo, Inc.†	2,758	197,831
Skyworks Solutions, Inc.	1,525	125,782
Texas Instruments, Inc.	7,168	760,310
		22,006,725
Electronic Connectors — 0.6%
Amphenol Corp., Class A	4,152	392,115
TE Connectivity, Ltd.	46,562	3,759,881
		4,151,996
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,354	269,595
FLIR Systems, Inc.	3,043	144,786
Fortive Corp.	6,615	554,932
		969,313
Electronic Security Devices — 0.0%
Allegion PLC	1,040	94,338
Engineering/R&D Services — 0.0%
Fluor Corp.	3,136	115,405
Jacobs Engineering Group, Inc.	2,633	197,975
		313,380
Engines-Internal Combustion — 0.5%
Cummins, Inc.	22,782	3,596,594
Enterprise Software/Service — 0.7%
Oracle Corp.	95,912	5,151,434
Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,159	781,249
Electronic Arts, Inc.†	3,500	355,705
		1,136,954
Finance-Consumer Loans — 0.5%
Synchrony Financial	111,680	3,562,592
Finance-Credit Card — 0.3%
American Express Co.	7,768	849,042
Capital One Financial Corp.	10,511	858,644
Discover Financial Services	2,582	183,735
Western Union Co.	5,679	104,891
		1,996,312
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	12,792	546,986
E*TRADE Financial Corp.	2,269	105,350
Jefferies Financial Group, Inc.	5,908	111,011
TD Ameritrade Holding Corp.	48,092	2,404,119
		3,167,466
Finance-Other Services — 0.2%
CME Group, Inc.	8,037	1,322,730
Nasdaq, Inc.	780	68,242
		1,390,972
Food-Confectionery — 0.1%
Hershey Co.	1,218	139,863
J.M. Smucker Co.	2,556	297,774
		437,637

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	6,633	$460,529
Food-Misc./Diversified — 3.1%
Campbell Soup Co.	4,328	165,027
Conagra Brands, Inc.	77,119	2,139,281
General Mills, Inc.	13,406	693,761
Kellogg Co.	20,130	1,155,059
Kraft Heinz Co.	74,371	2,428,213
Mondelez International, Inc., Class A	244,371	12,199,000
Nestle SA ADR	41,184	3,925,659
		22,706,000
Food-Retail — 0.1%
Kroger Co.	17,921	440,857
Food-Wholesale/Distribution — 0.8%
Sysco Corp.	31,576	2,108,014
US Foods Holding Corp.†	107,213	3,742,806
		5,850,820
Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	74,300	2,497,223
Gas-Distribution — 0.1%
Atmos Energy Corp.	1,077	110,856
NiSource, Inc.	8,368	239,827
		350,683
Gold Mining — 0.1%
Newmont Mining Corp.	11,966	428,024
Home Decoration Products — 0.3%
Newell Brands, Inc.	129,978	1,993,863
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,945	124,338
Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	39,756	3,304,121
Marriott International, Inc., Class A	3,800	475,342
		3,779,463
Human Resources — 0.0%
Robert Half International, Inc.	1,445	94,156
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,343	235,643
Industrial Gases — 0.1%
Linde PLC	4,085	718,674
Instruments-Controls — 0.2%
Honeywell International, Inc.	8,189	1,301,396
Mettler-Toledo International, Inc.†	201	145,323
		1,446,719
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,195	115,150
Waters Corp.†	643	161,850
		277,000
Insurance Brokers — 0.5%
Aon PLC	1,995	340,546
Arthur J. Gallagher & Co.	1,365	106,607
Marsh & McLennan Cos., Inc.	30,770	2,889,303
Willis Towers Watson PLC	2,900	509,385
		3,845,841
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 1.1%
Aflac, Inc.	68,996	$3,449,800
Brighthouse Financial, Inc.†	2,621	95,116
Lincoln National Corp.	4,589	269,374
Principal Financial Group, Inc.	67,339	3,379,745
Prudential Financial, Inc.	9,188	844,194
Torchmark Corp.	1,253	102,683
Unum Group	4,822	163,128
		8,304,040
Insurance-Multi-line — 1.8%
Allstate Corp.	7,458	702,394
American International Group, Inc.(1)	19,533	841,091
Assurant, Inc.	1,164	110,475
Chubb, Ltd.	72,645	10,176,112
Cincinnati Financial Corp.	1,770	152,043
Hartford Financial Services Group, Inc.	8,075	401,489
Loews Corp.	6,154	294,961
MetLife, Inc.	21,505	915,468
		13,594,033
Insurance-Property/Casualty — 0.8%
Berkshire Hathaway, Inc., Class B†	22,716	4,563,417
Progressive Corp.	6,165	444,435
Travelers Cos., Inc.	5,917	811,576
		5,819,428
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	914	197,387
Internet Security — 0.0%
Symantec Corp.	14,360	330,136
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.	1,169	125,212
Ameriprise Financial, Inc.	29,620	3,794,322
BlackRock, Inc.	2,734	1,168,430
Franklin Resources, Inc.	6,639	220,016
Invesco, Ltd.	272,745	5,266,706
Raymond James Financial, Inc.	2,852	229,329
T. Rowe Price Group, Inc.	2,654	265,718
		11,069,733
Machinery-Construction & Mining — 1.2%
Atlas Copco AB, Class B	137,470	3,405,633
Caterpillar, Inc.	40,229	5,450,627
		8,856,260
Machinery-Farming — 0.2%
Deere & Co.	7,155	1,143,655
Machinery-General Industrial — 0.0%
Wabtec Corp.	1,694	124,882
Machinery-Material Handling — 0.0%
Dover Corp.	3,256	305,413
Machinery-Pumps — 0.0%
Flowserve Corp.	1,383	62,429
Medical Information Systems — 0.4%
Cerner Corp.†	46,720	2,672,851
Medical Instruments — 1.6%
Medtronic PLC	131,135	11,943,776

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	960	$138,096
Laboratory Corp. of America Holdings†	2,215	338,850
Quest Diagnostics, Inc.	39,516	3,553,279
		4,030,225
Medical Products — 1.3%
Baxter International, Inc.	6,104	496,316
Becton Dickinson and Co.	2,236	558,396
Cooper Cos., Inc.	632	187,179
Henry Schein, Inc.†	1,871	112,466
Hologic, Inc.†	44,027	2,130,907
Stryker Corp.	2,849	562,735
Zimmer Biomet Holdings, Inc.	45,180	5,769,486
		9,817,485
Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	4,753	902,975
Biogen, Inc.†	2,033	480,561
Celgene Corp.†	8,363	788,965
Gilead Sciences, Inc.	28,654	1,862,796
Incyte Corp.†	2,075	178,471
Regeneron Pharmaceuticals, Inc.†	722	296,468
		4,510,236
Medical-Drugs — 6.1%
AbbVie, Inc.	15,906	1,281,864
Allergan PLC	45,027	6,592,403
AstraZeneca PLC ADR	76,016	3,073,327
Bristol-Myers Squibb Co.	91,236	4,352,870
Eli Lilly & Co.	23,933	3,105,546
Johnson & Johnson	89,309	12,484,505
Merck & Co., Inc.	43,870	3,648,668
Nektar Therapeutics†	3,911	131,410
Pfizer, Inc.	149,230	6,337,798
Roche Holding AG ADR	112,216	3,859,108
Zoetis, Inc.	4,840	487,243
		45,354,742
Medical-Generic Drugs — 0.1%
Mylan NV†	11,584	328,291
Perrigo Co. PLC	2,808	135,233
		463,524
Medical-HMO — 1.5%
Anthem, Inc.	18,674	5,359,064
Centene Corp.†	9,282	492,874
UnitedHealth Group, Inc.	21,556	5,329,937
		11,181,875
Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	807	107,952
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,509	279,036
Cardinal Health, Inc.	6,695	322,364
McKesson Corp.	22,569	2,641,927
		3,243,327
Security Description	Shares	Value (Note 2)
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	17,904	$230,783
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,584	127,805
Multimedia — 0.8%
Viacom, Inc., Class B	145,053	4,071,638
Walt Disney Co.	17,260	1,916,404
		5,988,042
Networking Products — 1.2%
Cisco Systems, Inc.	165,759	8,949,328
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,759	221,768
Office Automation & Equipment — 0.0%
Xerox Corp.	4,490	143,590
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,038	117,294
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,458	136,567
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	31,650	1,439,442
Cabot Oil & Gas Corp.	2,948	76,943
Cimarex Energy Co.	1,003	70,110
Concho Resources, Inc.	2,028	225,027
EOG Resources, Inc.	53,858	5,126,204
EQT Corp.	47,700	989,298
Hess Corp.	2,573	154,972
Noble Energy, Inc.	58,414	1,444,578
Occidental Petroleum Corp.	39,200	2,595,040
Pioneer Natural Resources Co.	24,127	3,674,059
		15,795,673
Oil Companies-Integrated — 4.5%
Chevron Corp.	169,587	20,889,726
Exxon Mobil Corp.	41,881	3,383,985
Royal Dutch Shell PLC, Class B ADR	25,200	1,611,540
TOTAL SA ADR	130,020	7,235,613
		33,120,864
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	8,614	229,477
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	15,133	905,710
Phillips 66	9,424	896,882
Valero Energy Corp.	9,382	795,875
		2,598,467
Oil-Field Services — 1.7%
Baker Hughes a GE Co., LLC	98,853	2,740,205
Halliburton Co.	112,003	3,281,688
Schlumberger, Ltd.	140,446	6,119,232
TechnipFMC PLC	9,558	224,804
		12,365,929
Paper & Related Products — 0.5%
International Paper Co.	73,520	3,401,770

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.3%
Cigna Corp.	3,671	$590,370
CVS Health Corp.	29,139	1,571,467
		2,161,837
Pipelines — 0.8%
Equitrans Midstream Corp.	38,160	831,125
Kinder Morgan, Inc.	210,195	4,206,002
ONEOK, Inc.	3,976	277,684
Williams Cos., Inc.	27,205	781,327
		6,096,138
Publishing-Newspapers — 0.0%
News Corp., Class A	8,656	107,681
News Corp., Class B	2,780	34,722
		142,403
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	2,532	360,962
AvalonBay Communities, Inc.	996	199,927
Boston Properties, Inc.	1,631	218,358
Brixmor Property Group, Inc.	181,047	3,325,833
Crown Castle International Corp.	5,508	705,024
Digital Realty Trust, Inc.	2,054	244,426
Duke Realty Corp.	2,663	81,435
Equinix, Inc.	749	339,417
Equity Residential	2,659	200,276
Essex Property Trust, Inc.	384	111,068
Extra Space Storage, Inc.	972	99,056
Federal Realty Investment Trust	869	119,792
Host Hotels & Resorts, Inc.	8,816	166,622
Iron Mountain, Inc.	6,433	228,114
Kimco Realty Corp.	9,466	175,121
Macerich Co.	2,378	103,086
Mid-America Apartment Communities, Inc.	1,126	123,106
Park Hotels & Resorts, Inc.	125,928	3,913,842
Prologis, Inc.	14,161	1,018,884
Realty Income Corp.	1,843	135,571
Regency Centers Corp.	2,070	139,704
SBA Communications Corp.†	1,062	212,039
Simon Property Group, Inc.	2,290	417,261
SL Green Realty Corp.	1,880	169,050
UDR, Inc.	2,786	126,652
Ventas, Inc.	8,002	510,608
Vornado Realty Trust	1,909	128,743
Weyerhaeuser Co.	150,821	3,972,625
		17,546,602
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	7,016	346,941
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	840	95,970
Retail-Apparel/Shoe — 0.7%
Foot Locker, Inc.	1,293	78,356
Gap, Inc.	4,799	125,638
L Brands, Inc.	40,245	1,109,957
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Ross Stores, Inc.	3,580	$333,298
Tapestry, Inc.	101,950	3,312,355
		4,959,604
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	13,464	2,296,016
Genuine Parts Co.	3,279	367,346
		2,663,362
Retail-Automobile — 0.0%
CarMax, Inc.†	2,102	146,720
Retail-Building Products — 0.5%
Home Depot, Inc.	13,702	2,629,277
Lowe's Cos., Inc.	9,717	1,063,720
		3,692,997
Retail-Catalog Shopping — 0.1%
Qurate Retail, Inc.†	35,878	573,330
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,259	373,705
Retail-Discount — 1.3%
Costco Wholesale Corp.	9,896	2,396,217
Dollar Tree, Inc.†	5,346	561,544
Target Corp.	27,203	2,183,313
Walmart, Inc.	49,240	4,802,377
		9,943,451
Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	18,015	1,139,809
Retail-Jewelry — 0.0%
Tiffany & Co.	1,340	141,437
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,228	54,499
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	3,710	255,137
Macy's, Inc.	4,007	96,288
		351,425
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	832	101,063
Starbucks Corp.	13,689	1,017,640
		1,118,703
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	8,483	139,461
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	3,806	400,658
Maxim Integrated Products, Inc.	2,457	130,639
QUALCOMM, Inc.	98,979	5,644,772
		6,176,069
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	81,148	3,218,330
KLA-Tencor Corp.	31,470	3,757,833
Lam Research Corp.	3,428	613,646
		7,589,809

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	933	$193,318
Steel-Producers — 0.1%
Nucor Corp.	6,860	400,281
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	17,674	585,009
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,816	206,890
Telephone-Integrated — 2.3%
AT&T, Inc.	163,647	5,131,970
CenturyLink, Inc.	21,364	256,154
Verizon Communications, Inc.	195,185	11,541,289
		16,929,413
Television — 0.1%
CBS Corp., Class B	7,810	371,209
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,381	174,213
Tobacco — 1.4%
Altria Group, Inc.	42,109	2,418,320
British American Tobacco PLC ADR	78,353	3,268,887
Philip Morris International, Inc.	55,551	4,910,153
		10,597,360
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,249	195,494
Stanley Black & Decker, Inc.	3,400	462,978
		658,472
Toys — 0.0%
Hasbro, Inc.	1,118	95,052
Mattel, Inc.†	3,957	51,441
		146,493
Transport-Rail — 0.2%
Kansas City Southern	1,270	147,295
Norfolk Southern Corp.	1,863	348,176
Union Pacific Corp.	7,700	1,287,440
		1,782,911
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	3,074	267,407
FedEx Corp.	2,967	538,244
United Parcel Service, Inc., Class B	29,538	3,300,576
		4,106,227
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	645	65,332
Water — 0.0%
American Water Works Co., Inc.	1,502	156,599
Water Treatment Systems — 0.0%
Pentair PLC	3,542	157,654
Wireless Equipment — 0.4%
Nokia OYJ ADR	453,399	2,593,442
Total Common Stocks (cost $662,433,890)		719,617,179
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Value ETF	54,980	$6,789,480
iShares S&P 500 Value ETF	12,900	1,454,346
Total Exchange-Traded Funds (cost $8,133,294)		8,243,826
Total Long-Term Investment Securities (cost $670,567,184)		727,861,005
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.48% due 09/05/2019(2)	$70,000	69,279
2.49% due 06/13/2019(2)	100,000	99,520
Total Short-Term Investment Securities (cost $168,753)		168,799
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $512,021 collateralized by $515,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $524,330	512,000	512,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,090,000	1,090,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	540,000	540,000
BNP Paribas SA Joint Repurchase Agreement(3)	975,000	975,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,045,000	1,045,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,080,000	1,080,000
Total Repurchase Agreements (cost $5,242,000)		5,242,000
TOTAL INVESTMENTS (cost $675,977,937)(4)	99.1%	733,271,804
Other assets less liabilities	0.9	6,301,601
NET ASSETS	100.0%	$739,573,405

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2019	$1,108,870	$1,106,200	$(2,670)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	232,571,017	USD	2,127,793	06/28/2019	$15,038	$—
	USD	108,199	JPY	11,884,850	06/28/2019	—	(233)
						15,038	(233)
Credit Suisse AG	EUR	8,940,592	USD	10,198,330	06/28/2019	95,343	—
	USD	254,966	EUR	224,198	06/28/2019	—	(1,620)
						95,343	(1,620)
Goldman Sachs International	SEK	25,877,747	USD	2,822,062	06/28/2019	20,496	—
	USD	84,671	SEK	781,224	06/28/2019	—	(94)
						20,496	(94)
JPMorgan Chase Bank	GBP	1,039,839	USD	1,378,358	06/28/2019	18,148	—
						18,148	—
Net Unrealized Appreciation (Depreciation)						$149,025	$(1,947)

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$711,906,426	$7,710,753	**	$—	$719,617,179
Exchange-Traded Funds	8,243,826	—		—	8,243,826
Short-Term Investment Securities	—	168,799		—	168,799
Repurchase Agreements	—	5,242,000		—	5,242,000
Total Investments at Value	$720,150,252	$13,121,552		$—	$733,271,804
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$149,025		$—	$149,025
Total Other Financial Instruments	$—	$149,025		$—	$149,025
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,670	$—		$—	$2,670
Forward Foreign Currency Contracts	—	1,947		—	1,947
Total Other Financial Instruments	$2,670	$1,947		$—	$4,617

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Enterprise Software/Service	5.2%
Medical-Biomedical/Gene	4.3
Commercial Services-Finance	4.1
Applications Software	2.9
Electronic Components-Semiconductors	2.9
Computer Software	2.8
Medical Products	2.6
E-Commerce/Services	2.4
Data Processing/Management	2.4
Repurchase Agreements	2.3
Commercial Services	2.1
Retail-Restaurants	2.0
Retail-Apparel/Shoe	1.7
Dental Supplies & Equipment	1.7
Machinery-General Industrial	1.7
Web Hosting/Design	1.6
Medical Instruments	1.5
Aerospace/Defense-Equipment	1.4
Schools	1.4
Computer Aided Design	1.3
Real Estate Investment Trusts	1.2
Distribution/Wholesale	1.2
Resorts/Theme Parks	1.2
Oil Companies-Exploration & Production	1.1
Consulting Services	1.1
Semiconductor Equipment	1.1
Hotels/Motels	1.1
Beverages-Non-alcoholic	1.0
Food-Misc./Diversified	1.0
Patient Monitoring Equipment	1.0
Retail-Discount	0.9
Apparel Manufacturers	0.9
Retail-Auto Parts	0.9
Medical-Drugs	0.9
Internet Content-Information/News	0.9
Medical-HMO	0.9
Building-Residential/Commercial	0.9
Office Automation & Equipment	0.9
Internet Application Software	0.8
Electronic Measurement Instruments	0.8
Finance-Investment Banker/Broker	0.8
Entertainment Software	0.8
Banks-Commercial	0.8
E-Commerce/Products	0.8
Cruise Lines	0.7
Semiconductor Components-Integrated Circuits	0.7
Internet Security	0.7
Retail-Floor Coverings	0.6
Auto/Truck Parts & Equipment-Original	0.6
Building Products-Cement	0.6
Transport-Truck	0.6
Aerospace/Defense	0.5
Electronic Connectors	0.5
Security Services	0.5
Industrial Automated/Robotic	0.5
Recreational Centers	0.5
Diagnostic Kits	0.5
Diversified Manufacturing Operations	0.5
Finance-Other Services	0.4
Therapeutics	0.4
Retail-Perfume & Cosmetics	0.4%
Drug Delivery Systems	0.4
Investment Management/Advisor Services	0.4
Machinery-Pumps	0.4
Recreational Vehicles	0.4
Real Estate Management/Services	0.4
Transport-Services	0.4
Computer Services	0.4
Lighting Products & Systems	0.4
Instruments-Controls	0.4
E-Services/Consulting	0.3
Consumer Products-Misc.	0.3
Healthcare Safety Devices	0.3
Airlines	0.3
Chemicals-Diversified	0.3
Computers-Memory Devices	0.3
Casino Hotels	0.3
Chemicals-Specialty	0.3
Finance-Credit Card	0.3
Soap & Cleaning Preparation	0.3
Beverages-Wine/Spirits	0.3
Decision Support Software	0.3
Food-Confectionery	0.3
Containers-Metal/Glass	0.3
Exchange-Traded Funds	0.3
Containers-Paper/Plastic	0.3
Internet Telephone	0.3
Electronic Security Devices	0.2
Internet Content-Entertainment	0.2
Medical Labs & Testing Services	0.2
Pipelines	0.2
Office Supplies & Forms	0.2
Medical Information Systems	0.2
Wireless Equipment	0.2
Electric Products-Misc.	0.2
Networking Products	0.2
Insurance Brokers	0.2
Computer Data Security	0.2
Power Converter/Supply Equipment	0.2
Insurance-Property/Casualty	0.2
Retail-Automobile	0.2
Retail-Gardening Products	0.2
Transport-Rail	0.2
Coatings/Paint	0.2
Television	0.2
Electronic Components-Misc.	0.2
Advertising Agencies	0.2
Building & Construction Products-Misc.	0.2
Instruments-Scientific	0.2
Shipbuilding	0.2
Human Resources	0.2
Funeral Services & Related Items	0.2
Garden Products	0.2
Multimedia	0.2
Building-Maintenance & Services	0.2
Non-Hazardous Waste Disposal	0.2
Gas-Distribution	0.2
Food-Meat Products	0.2
Theaters	0.2
Respiratory Products	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Medical-Wholesale Drug Distribution	0.1%
Machinery-Electrical	0.1
Insurance-Multi-line	0.1
Medical-Hospitals	0.1
Insurance-Reinsurance	0.1
Banks-Fiduciary	0.1
Telecom Equipment-Fiber Optics	0.1
Telephone-Integrated	0.1
Retail-Jewelry	0.1
Water	0.1
Filtration/Separation Products	0.1
Lasers-System/Components	0.1
Internet Infrastructure Software	0.1
Radio	0.1
Rental Auto/Equipment	0.1
Building Products-Air & Heating	0.1
Toys	0.1
Textile-Home Furnishings	0.1
Paper & Related Products	0.1
Engines-Internal Combustion	0.1
Finance-Consumer Loans	0.1
Retail-Misc./Diversified	0.1
Building Products-Wood	0.1
Tools-Hand Held	0.1
Dialysis Centers	0.1
Auction Houses/Art Dealers	0.1
Industrial Gases	0.1
Auto-Cars/Light Trucks	0.1
Cable/Satellite TV	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Convenience Store	0.1
Gold Mining	0.1
Steel Pipe & Tube	0.1
Disposable Medical Products	0.1
Food-Catering	0.1
Computers	0.1
Physical Therapy/Rehabilitation Centers	0.1
Veterinary Diagnostics	0.1
Food-Retail	0.1
Machine Tools & Related Products	0.1
Retail-Major Department Stores	0.1
Banks-Super Regional	0.1
Agricultural Chemicals	0.1
Finance-Auto Loans	0.1
Medical-Outpatient/Home Medical	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Hexcel Corp.	440	$30,430
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	3,516	73,871
Omnicom Group, Inc.	4,638	338,528
		412,399
Aerospace/Defense — 0.5%
Spirit AeroSystems Holdings, Inc., Class A	2,475	226,537
TransDigm Group, Inc.†	2,232	1,013,305
		1,239,842
Aerospace/Defense-Equipment — 1.4%
Harris Corp.	16,676	2,663,324
HEICO Corp.	898	85,194
HEICO Corp., Class A	1,769	148,702
L3 Technologies, Inc.	1,514	312,444
		3,209,664
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,900	118,552
Airlines — 0.3%
Alaska Air Group, Inc.	5,100	286,212
American Airlines Group, Inc.	5,200	165,152
Copa Holdings SA, Class A	1,000	80,610
United Continental Holdings, Inc.†	3,000	239,340
		771,314
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,764	80,703
Carter's, Inc.	1,056	106,434
Columbia Sportswear Co.	89	9,272
Hanesbrands, Inc.	8,378	149,799
PVH Corp.	1,100	134,145
Under Armour, Inc., Class A†	12,621	266,808
Under Armour, Inc., Class C†	42,536	802,654
VF Corp.	5,823	506,077
		2,055,892
Applications Software — 2.7%
CDK Global, Inc.	8,026	472,089
Covetrus, Inc.†	1,090	34,717
PTC, Inc.†	2,728	251,467
RealPage, Inc.†	5,597	339,682
ServiceNow, Inc.†	17,903	4,412,910
Tableau Software, Inc., Class A†	4,520	575,306
		6,086,171
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	105,400
Sotheby's†	2,000	75,500
		180,900
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,240	165,912
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	156,722
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	2,678	$120,296
Aptiv PLC	11,667	927,410
Lear Corp.	162	21,985
Visteon Corp.†	436	29,364
WABCO Holdings, Inc.†	2,117	279,084
		1,378,139
Banks-Commercial — 0.8%
BankUnited, Inc.	2,500	83,500
BOK Financial Corp.	145	11,825
East West Bancorp, Inc.	253	12,136
First Republic Bank	4,800	482,208
Pinnacle Financial Partners, Inc.	2,356	128,873
Signature Bank	1,892	242,309
SVB Financial Group†	1,777	395,134
Synovus Financial Corp.	1,105	37,968
Texas Capital Bancshares, Inc.†	736	40,178
Webster Financial Corp.	4,000	202,680
Western Alliance Bancorp†	1,383	56,758
		1,693,569
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,641	238,773
State Street Corp.	600	39,486
		278,259
Banks-Super Regional — 0.1%
Comerica, Inc.	232	17,010
Fifth Third Bancorp	4,100	103,402
		120,412
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	792	35,585
Beverages-Non-alcoholic — 1.0%
Keurig Dr Pepper, Inc.	7,488	209,439
Monster Beverage Corp.†	36,748	2,005,706
		2,215,145
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,199	61,353
Brown-Forman Corp., Class B	11,889	627,501
		688,854
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	1,005	79,817
Fortune Brands Home & Security, Inc.	6,970	331,842
		411,659
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	1,585	54,556
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	784	207,290
Building Products-Cement — 0.6%
Eagle Materials, Inc.	2,569	216,567
Martin Marietta Materials, Inc.	1,346	270,788
Vulcan Materials Co.	6,887	815,421
		1,302,776
Building Products-Wood — 0.1%
Masco Corp.	4,861	191,086

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,085	$378,118
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	968	60,374
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	4,728	195,645
Lennar Corp., Class A	20,889	1,025,441
Lennar Corp., Class B	195	7,628
NVR, Inc.†	177	489,759
PulteGroup, Inc.	1,927	53,879
Toll Brothers, Inc.	4,323	156,493
		1,928,845
Cable/Satellite TV — 0.1%
Altice USA, Inc., Class A	2,887	62,013
Cable One, Inc.	99	97,156
		159,169
Casino Hotels — 0.3%
MGM Resorts International	9,123	234,096
Wynn Resorts, Ltd.	4,303	513,434
		747,530
Chemicals-Diversified — 0.3%
Celanese Corp.	3,880	382,607
FMC Corp.	1,275	97,946
PPG Industries, Inc.	2,000	225,740
Westlake Chemical Corp.	784	53,202
		759,495
Chemicals-Specialty — 0.3%
Chemours Co.	4,000	148,640
Element Solutions, Inc.†	2,591	26,169
International Flavors & Fragrances, Inc.	1,122	144,502
NewMarket Corp.	170	73,705
Univar, Inc.†	404	8,953
Valvoline, Inc.	6,214	115,332
Versum Materials, Inc.	2,538	127,687
W.R. Grace & Co.	1,154	90,058
		735,046
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	6,008	151,462
RPM International, Inc.	4,823	279,927
		431,389
Commercial Services — 2.1%
Cintas Corp.	4,040	816,525
CoreLogic, Inc.†	6,690	249,269
CoStar Group, Inc.†	7,039	3,283,130
Morningstar, Inc.	424	53,420
Nielsen Holdings PLC	7,900	186,993
Quanta Services, Inc.	1,012	38,193
ServiceMaster Global Holdings, Inc.†	3,170	148,039
		4,775,569
Commercial Services-Finance — 4.1%
Equifax, Inc.	4,057	480,755
Euronet Worldwide, Inc.†	2,179	310,704
FleetCor Technologies, Inc.†	4,245	1,046,775
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Global Payments, Inc.	8,612	$1,175,710
Green Dot Corp., Class A†	1,400	84,910
H&R Block, Inc.	885	21,187
IHS Markit, Ltd.†	5,491	298,601
MarketAxess Holdings, Inc.	1,616	397,665
Moody's Corp.	7,095	1,284,834
Sabre Corp.	13,296	284,401
Square, Inc., Class A†	18,799	1,408,421
StoneCo, Ltd., Class A†	2,487	102,241
Total System Services, Inc.	4,205	399,517
TransUnion	11,498	768,526
WEX, Inc.†	2,363	453,672
Worldpay, Inc., Class A†	6,923	785,760
		9,303,679
Computer Aided Design — 1.3%
ANSYS, Inc.†	2,746	501,722
Aspen Technology, Inc.†	1,578	164,522
Autodesk, Inc.†	7,506	1,169,585
Cadence Design Systems, Inc.†	12,224	776,346
Synopsys, Inc.†	3,425	394,389
		3,006,564
Computer Data Security — 0.2%
Fortinet, Inc.†	5,694	478,125
Computer Services — 0.4%
Elastic NV†	153	12,220
EPAM Systems, Inc.†	2,099	355,004
Genpact, Ltd.	5,116	179,981
Leidos Holdings, Inc.	4,600	294,814
		842,019
Computer Software — 2.8%
Akamai Technologies, Inc.†	3,467	248,618
Citrix Systems, Inc.	3,161	315,025
Dropbox, Inc., Class A†	3,769	82,164
Pivotal Software, Inc., Class A†	64,955	1,354,312
Red Hat, Inc.†	4,138	756,013
Splunk, Inc.†	20,988	2,615,105
SS&C Technologies Holdings, Inc.	11,742	747,848
Teradata Corp.†	1,965	85,772
		6,204,857
Computers — 0.1%
Dell Technologies, Inc., Class C†	217	12,736
Nutanix, Inc., Class A†	3,270	123,410
		136,146
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,265	61,812
Computers-Memory Devices — 0.3%
NetApp, Inc.	6,126	424,777
Pure Storage, Inc., Class A†	15,205	331,317
		756,094
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	11,388	662,098
Gartner, Inc.†	5,769	875,042

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services (continued)
Verisk Analytics, Inc.	7,148	$950,684
		2,487,824
Consumer Products-Misc. — 0.3%
Clorox Co.	4,711	755,927
Spectrum Brands Holdings, Inc.	441	24,158
		780,085
Containers-Metal/Glass — 0.3%
Ball Corp.	8,100	468,666
Crown Holdings, Inc.†	3,019	164,747
Silgan Holdings, Inc.	608	18,015
		651,428
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	1,540	82,960
Graphic Packaging Holding Co.	1,228	15,510
Packaging Corp. of America	2,184	217,046
Sealed Air Corp.	6,710	309,062
		624,578
Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	26,036	1,430,939
Royal Caribbean Cruises, Ltd.	1,800	206,316
		1,637,255
Data Processing/Management — 2.4%
Broadridge Financial Solutions, Inc.	2,706	280,585
DocuSign, Inc.†	3,138	162,674
Fair Isaac Corp.†	5,028	1,365,756
Fidelity National Information Services, Inc.	5,655	639,580
First Data Corp., Class A†	12,706	333,787
Fiserv, Inc.†	17,320	1,529,009
Jack Henry & Associates, Inc.	1,797	249,316
Paychex, Inc.	10,051	806,090
		5,366,797
Decision Support Software — 0.3%
MSCI, Inc.	3,434	682,817
Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	13,393	3,808,032
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,887	869,133
QIAGEN NV†	4,900	199,332
		1,068,465
Dialysis Centers — 0.1%
DaVita, Inc.†	3,375	183,229
Disposable Medical Products — 0.1%
STERIS PLC	1,100	140,833
Distribution/Wholesale — 1.2%
Copart, Inc.†	9,934	601,901
Fastenal Co.	7,914	508,949
HD Supply Holdings, Inc.†	9,995	433,283
KAR Auction Services, Inc.	8,942	458,814
LKQ Corp.†	1,204	34,170
Pool Corp.	918	151,442
Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Watsco, Inc.	1,398	$200,208
WW Grainger, Inc.	1,061	319,287
		2,708,054
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	7,419	395,581
Ingersoll-Rand PLC	3,098	334,429
Parker-Hannifin Corp.	558	95,764
Textron, Inc.	4,049	205,122
		1,030,896
Diversified Minerals — 0.0%
Livent Corp.†	1,192	14,638
Drug Delivery Systems — 0.4%
DexCom, Inc.†	7,633	909,090
E-Commerce/Products — 0.7%
Farfetch, Ltd., Class A†	3,006	80,891
Wayfair, Inc., Class A†	9,391	1,394,094
		1,474,985
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	3,700	161,653
Expedia Group, Inc.	2,815	334,985
GrubHub, Inc.†	2,708	188,125
IAC/InterActiveCorp†	3,240	680,756
Match Group, Inc.	5,706	323,017
MercadoLibre, Inc.†	400	203,092
TripAdvisor, Inc.†	16,512	849,543
Zillow Group, Inc., Class A†	2,941	100,582
Zillow Group, Inc., Class C†	24,122	837,998
		3,679,751
E-Services/Consulting — 0.3%
CDW Corp.	8,122	782,717
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,125	259,281
Littelfuse, Inc.	1,267	231,202
		490,483
Electronic Components-Misc. — 0.2%
Gentex Corp.	4,274	88,387
Sensata Technologies Holding PLC†	7,362	331,437
		419,824
Electronic Components-Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	98,729	2,519,564
IPG Photonics Corp.†	1,542	234,045
Microchip Technology, Inc.	12,825	1,063,962
Monolithic Power Systems, Inc.	2,250	304,852
ON Semiconductor Corp.†	9,743	200,414
Skyworks Solutions, Inc.	9,756	804,675
Xilinx, Inc.	10,552	1,337,888
		6,465,400
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,097	1,236,881
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,400	353,672
FLIR Systems, Inc.	1,483	70,561

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Fortive Corp.	10,191	$854,923
Keysight Technologies, Inc.†	5,500	479,600
National Instruments Corp.	2,094	92,890
		1,851,646
Electronic Security Devices — 0.2%
ADT, Inc.	10,600	67,734
Allegion PLC	5,436	493,100
		560,834
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,256	198,285
Enterprise Software/Service — 5.2%
Atlassian Corp. PLC, Class A†	7,381	829,550
Black Knight, Inc.†	10,870	592,415
Ceridian HCM Holding, Inc.†	3,990	204,687
Coupa Software, Inc.†	1,100	100,078
Guidewire Software, Inc.†	30,002	2,914,994
Manhattan Associates, Inc.†	1,550	85,420
Paycom Software, Inc.†	1,859	351,593
Pegasystems, Inc.	879	57,135
Pluralsight, Inc., Class A†	2,931	93,030
SolarWinds Corp.†	473	9,233
Tyler Technologies, Inc.†	2,192	448,045
Ultimate Software Group, Inc.†	710	234,392
Veeva Systems, Inc., Class A†	13,217	1,676,709
Workday, Inc., Class A†	20,796	4,010,509
		11,607,790
Entertainment Software — 0.8%
DraftKings, Inc.†(1)(2)	74,969	212,912
Electronic Arts, Inc.†	5,188	527,256
Take-Two Interactive Software, Inc.†	8,754	826,115
Zynga, Inc., Class A†	36,000	191,880
		1,758,163
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	4,895	245,044
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	241	108,915
Santander Consumer USA Holdings, Inc.	348	7,353
		116,268
Finance-Consumer Loans — 0.1%
OneMain Holdings, Inc.	127	4,032
Synchrony Financial	6,036	192,549
		196,581
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	1,108	193,878
Discover Financial Services	6,691	476,132
Western Union Co.	2,886	53,304
		723,314
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.	4,769	221,424
Evercore, Inc., Class A	938	85,358
Interactive Brokers Group, Inc., Class A	1,569	81,400
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lazard, Ltd., Class A	7,778	$281,097
TD Ameritrade Holding Corp.	21,387	1,069,136
Virtu Financial, Inc., Class A	912	21,660
		1,760,075
Finance-Leasing Companies — 0.0%
Air Lease Corp.	170	5,839
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	7,021	670,084
Nasdaq, Inc.	2,000	174,980
SEI Investments Co.	3,066	160,199
		1,005,263
Food-Catering — 0.1%
Aramark	4,700	138,885
Food-Confectionery — 0.3%
Hershey Co.	5,769	662,454
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,300	102,948
Tyson Foods, Inc., Class A	3,700	256,891
		359,839
Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,857	108,937
Conagra Brands, Inc.	3,900	108,186
Kellogg Co.	2,901	166,459
Lamb Weston Holdings, Inc.	17,689	1,325,614
McCormick & Co., Inc.	2,565	386,366
Post Holdings, Inc.†	884	96,710
		2,192,272
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	5,924	127,603
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	297	10,368
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,464	49,205
Funeral Services & Related Items — 0.2%
Service Corp. International	9,609	385,801
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	128	1,663
Garden Products — 0.2%
Scotts Miracle-Gro Co.	462	36,304
Toro Co.	5,009	344,819
		381,123
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,100	216,153
NiSource, Inc.	5,100	146,166
		362,319
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	97,312
Royal Gold, Inc.	627	57,013
		154,325
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,200	65,304

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	12,184	$773,684
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,000	61,360
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,082	62,399
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	2,609	202,824
Extended Stay America, Inc.	8,051	144,516
Hilton Grand Vacations, Inc.†	23,084	712,141
Hilton Worldwide Holdings, Inc.	13,657	1,135,033
Wyndham Destinations, Inc.	2,234	90,455
Wyndham Hotels & Resorts, Inc.	2,286	114,277
		2,399,246
Human Resources — 0.2%
ManpowerGroup, Inc.	700	57,883
Robert Half International, Inc.	5,063	329,905
		387,788
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,862	349,001
Rockwell Automation, Inc.	4,512	791,676
		1,140,677
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	900	171,864
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,105	798,915
Instruments-Scientific — 0.2%
Waters Corp.†	1,631	410,539
Insurance Brokers — 0.2%
Brown & Brown, Inc.	306	9,030
Willis Towers Watson PLC	2,700	474,255
		483,285
Insurance-Multi-line — 0.1%
Assurant, Inc.	2,900	275,239
Voya Financial, Inc.	280	13,989
		289,228
Insurance-Property/Casualty — 0.2%
Alleghany Corp.†	40	24,496
Arch Capital Group, Ltd.†	1,438	46,476
Erie Indemnity Co., Class A	438	78,192
Fidelity National Financial, Inc.	7,900	288,745
Markel Corp.†	29	28,891
		466,800
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	3,507	192,113
Everest Re Group, Ltd.	374	80,769
RenaissanceRe Holdings, Ltd.	81	11,624
		284,506
Security Description	Shares	Value (Note 2)
Internet Application Software — 0.8%
Okta, Inc.†	4,001	$331,003
Zendesk, Inc.†	17,932	1,524,220
		1,855,223
Internet Content-Entertainment — 0.2%
Twitter, Inc.†	16,735	550,247
Internet Content-Information/News — 0.9%
Spotify Technology SA†	14,518	2,015,098
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,427	223,939
Internet Security — 0.7%
FireEye, Inc.†	3,000	50,370
Palo Alto Networks, Inc.†	3,927	953,790
Proofpoint, Inc.†	2,874	348,990
Symantec Corp.	9,300	213,807
		1,566,957
Internet Telephone — 0.3%
RingCentral, Inc., Class A†	1,595	171,941
Twilio, Inc., Class A†	3,355	433,399
		605,340
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	527	67,509
Eaton Vance Corp.	2,657	107,103
LPL Financial Holdings, Inc.	2,008	139,857
Raymond James Financial, Inc.	905	72,771
T. Rowe Price Group, Inc.	5,131	513,716
		900,956
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,594	225,902
Lighting Products & Systems — 0.4%
Universal Display Corp.	5,345	816,983
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,470	123,289
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	6,024	298,670
Machinery-General Industrial — 1.7%
IDEX Corp.	9,837	1,492,666
Middleby Corp.†	1,850	240,556
Nordson Corp.	2,463	326,397
Roper Technologies, Inc.	4,189	1,432,512
Wabtec Corp.	2,922	215,410
Welbilt, Inc.†	3,037	49,746
		3,757,287
Machinery-Pumps — 0.4%
Curtiss-Wright Corp.	80	9,067
Flowserve Corp.	2,300	103,822
Gardner Denver Holdings, Inc.†	972	27,031
Graco, Inc.	8,263	409,184
Xylem, Inc.	4,340	343,034
		892,138

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.2%
Cerner Corp.†	5,911	$338,168
Medidata Solutions, Inc.†	2,100	153,804
		491,972
Medical Instruments — 1.5%
Bio-Techne Corp.	868	172,341
Bruker Corp.	4,547	174,787
Cantel Medical Corp.	860	57,525
Edwards Lifesciences Corp.†	12,667	2,423,577
Integra LifeSciences Holdings Corp.†	1,281	71,377
Teleflex, Inc.	1,503	454,147
		3,353,754
Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	4,577	185,781
Charles River Laboratories International, Inc.†	792	115,038
IQVIA Holdings, Inc.†	1,500	215,775
Laboratory Corp. of America Holdings†	141	21,570
		538,164
Medical Products — 2.6%
ABIOMED, Inc.†	1,498	427,814
Cooper Cos., Inc.	2,156	638,542
Haemonetics Corp.†	21,556	1,885,719
Henry Schein, Inc.†	2,726	163,860
Hill-Rom Holdings, Inc.	1,003	106,178
Hologic, Inc.†	8,400	406,560
ICU Medical, Inc.†	934	223,534
Novocure, Ltd.†	1,500	72,255
Penumbra, Inc.†	9,813	1,442,609
Varian Medical Systems, Inc.†	2,136	302,714
West Pharmaceutical Services, Inc.	1,794	197,699
		5,867,484
Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	1,200	162,216
Alnylam Pharmaceuticals, Inc.†	4,446	415,479
Argenx SE ADR†	613	76,527
BioMarin Pharmaceutical, Inc.†	8,724	774,953
Bluebird Bio, Inc.†	2,669	419,914
Blueprint Medicines Corp.†	800	64,040
Exact Sciences Corp.†	35,797	3,100,736
Exelixis, Inc.†	13,150	312,970
FibroGen, Inc.†	1,100	59,785
Immunomedics, Inc.†	3,300	63,393
Incyte Corp.†	7,999	687,994
Ionis Pharmaceuticals, Inc.†	18,054	1,465,443
Sage Therapeutics, Inc.†	7,788	1,238,681
Seattle Genetics, Inc.†	11,506	842,699
Ultragenyx Pharmaceutical, Inc.†	1,083	75,117
		9,759,947
Medical-Drugs — 0.9%
Alkermes PLC†	7,993	291,664
Array BioPharma, Inc.†	3,800	92,644
Galapagos NV†	6,421	748,367
Galapagos NV ADR†	800	94,224
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Jazz Pharmaceuticals PLC†	2,961	$423,275
Madrigal Pharmaceuticals, Inc.†	236	29,561
Nektar Therapeutics†	5,548	186,413
PRA Health Sciences, Inc.†	1,351	149,002
		2,015,150
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,100	101,136
Medical-HMO — 0.9%
Centene Corp.†	17,654	937,427
Molina Healthcare, Inc.†	3,228	458,247
WellCare Health Plans, Inc.†	2,052	553,527
		1,949,201
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	112,726
Universal Health Services, Inc., Class B	1,300	173,901
		286,627
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	362	115,865
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,684	292,952
Premier, Inc., Class A†	398	13,727
		306,679
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	84	1,314
Lions Gate Entertainment Corp., Class B	164	2,476
		3,790
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	395	18,905
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,524	378,363
Networking Products — 0.2%
Arista Networks, Inc.†	1,348	423,892
LogMeIn, Inc.	777	62,238
		486,130
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	334	26,847
Waste Connections, Inc.	3,923	347,538
		374,385
Office Automation & Equipment — 0.9%
Zebra Technologies Corp., Class A†	9,157	1,918,666
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,519	510,647
Oil Companies-Exploration & Production — 1.1%
Antero Resources Corp.†	3,005	26,534
Apache Corp.	562	19,479
Cabot Oil & Gas Corp.	16,893	440,907
Centennial Resource Development, Inc., Class A†	14,274	125,469
Cimarex Energy Co.	874	61,093
Concho Resources, Inc.	2,010	223,030

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc.†	2,984	$133,594
Diamondback Energy, Inc.	4,723	479,526
Jagged Peak Energy, Inc.†	12,000	125,640
Kosmos Energy, Ltd.	1,070	6,666
Parsley Energy, Inc., Class A†	4,281	82,623
Venture Global LNG, Inc., Series B†(1)(2)	3	15,600
Venture Global LNG, Inc., Series C†(1)(2)	42	218,400
WPX Energy, Inc.†	46,885	614,662
		2,573,223
Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	1,600	78,832
Oil-Field Services — 0.0%
Oceaneering International, Inc.†	3,300	52,041
RPC, Inc.	489	5,579
		57,620
Paper & Related Products — 0.1%
International Paper Co.	4,293	198,637
Patient Monitoring Equipment — 1.0%
CareDx, Inc.†	11,020	347,350
Insulet Corp.†	17,432	1,657,609
Masimo Corp.†	1,078	149,066
		2,154,025
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	2,287	133,561
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,749	256,282
ONEOK, Inc.	3,966	276,985
		533,267
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,200	112,706
Hubbell, Inc.	3,063	361,373
		474,079
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	43	12,605
Radio — 0.1%
Sirius XM Holdings, Inc.	38,723	219,559
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.	188	26,801
American Campus Communities, Inc.	2,073	98,633
Colony Capital, Inc.	614	3,266
CoreSite Realty Corp.	850	90,967
CubeSmart	3,000	96,120
Equinix, Inc.	241	109,212
Equity LifeStyle Properties, Inc.	2,000	228,600
Extra Space Storage, Inc.	2,471	251,820
Federal Realty Investment Trust	500	68,925
Gaming and Leisure Properties, Inc.	1,695	65,376
Hudson Pacific Properties, Inc.	442	15,214
Iron Mountain, Inc.	3,500	124,110
Lamar Advertising Co., Class A	1,788	141,717
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Life Storage, Inc.	60	$5,836
MGM Growth Properties LLC, Class A	5,200	167,700
Omega Healthcare Investors, Inc.	380	14,497
SBA Communications Corp.†	5,319	1,061,992
SL Green Realty Corp.	1,000	89,920
Taubman Centers, Inc.	1,383	73,133
VEREIT, Inc.	7,501	62,783
		2,796,622
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,571	176,586
Jones Lang LaSalle, Inc.	1,100	169,598
WeWork Cos., Inc., Class A†(1)(2)	1,550	79,515
		425,699
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	367	40,370
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	16,572	1,138,828
Recreational Vehicles — 0.4%
Brunswick Corp.	196	9,865
Polaris Industries, Inc.	10,136	855,782
		865,647
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,893	216,275
Resorts/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	10,943	1,023,171
Six Flags Entertainment Corp.	1,667	82,266
Vail Resorts, Inc.	6,914	1,502,412
		2,607,849
Respiratory Products — 0.2%
ResMed, Inc.	3,285	341,541
Retail-Apparel/Shoe — 1.7%
Burlington Stores, Inc.†	9,258	1,450,544
Gap, Inc.	317	8,299
L Brands, Inc.	1,019	28,104
Lululemon Athletica, Inc.†	3,832	627,950
Ross Stores, Inc.	14,943	1,391,193
Tapestry, Inc.	10,126	328,994
Urban Outfitters, Inc.†	1,724	51,099
		3,886,183
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,699	53,663
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	496	84,583
AutoZone, Inc.†	724	741,463
O'Reilly Automotive, Inc.†	3,087	1,198,682
		2,024,728
Retail-Automobile — 0.2%
CarMax, Inc.†	6,563	458,097
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	471	38,956
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,404	99,768

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,200	$154,524
Retail-Discount — 0.9%
Dollar General Corp.	11,718	1,397,958
Dollar Tree, Inc.†	5,232	549,569
Ollie's Bargain Outlet Holdings, Inc.†	1,400	119,462
		2,066,989
Retail-Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	34,088	1,405,107
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,450	435,032
Retail-Jewelry — 0.1%
Tiffany & Co.	2,506	264,508
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,940	109,164
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,749	122,001
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	1,200	149,100
PriceSmart, Inc.	800	47,104
		196,204
Retail-Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	2,729	951,684
Retail-Restaurants — 2.0%
Chipotle Mexican Grill, Inc.†	3,199	2,272,282
Darden Restaurants, Inc.	1,459	177,225
Domino's Pizza, Inc.	2,066	533,234
Dunkin' Brands Group, Inc.	7,334	550,783
Papa John's International, Inc.	2,100	111,195
Restaurant Brands International LP	20	1,300
Restaurant Brands International, Inc.	3,400	221,374
Wendy's Co.	4,393	78,591
Yum China Holdings, Inc.	5,126	230,209
Yum! Brands, Inc.	2,800	279,468
		4,455,661
Schools — 1.4%
2U, Inc.†	19,623	1,390,289
Bright Horizons Family Solutions, Inc.†	2,728	346,756
Grand Canyon Education, Inc.†	12,739	1,458,743
		3,195,788
Security Services — 0.5%
Brink's Co.	15,461	1,165,914
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	1,364	143,588
Cypress Semiconductor Corp.	5,774	86,148
Marvell Technology Group, Ltd.	23,418	465,784
Maxim Integrated Products, Inc.	16,603	882,782
		1,578,302
Semiconductor Equipment — 1.1%
Entegris, Inc.	7,200	256,968
KLA-Tencor Corp.	8,436	1,007,343
Lam Research Corp.	5,878	1,052,221
Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
MKS Instruments, Inc.	1,263	$117,522
Teradyne, Inc.	669	26,653
		2,460,707
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,980	410,256
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	9,943	708,240
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	143,110
Steel-Producers — 0.0%
Steel Dynamics, Inc.	808	28,498
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,400	278,040
Telecom Services — 0.0%
Switch, Inc., Class A	834	8,599
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	9,397	267,063
Television — 0.2%
AMC Networks, Inc., Class A†	1,034	58,690
CBS Corp., Class B	7,599	361,180
		419,870
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,579	199,191
Theaters — 0.2%
Live Nation Entertainment, Inc.†	5,422	344,514
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	1,904	128,406
GW Pharmaceuticals PLC ADR†	500	84,285
Neurocrine Biosciences, Inc.†	4,663	410,810
Sarepta Therapeutics, Inc.†	2,950	351,611
		975,112
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,200	187,824
Toys — 0.1%
Hasbro, Inc.	2,128	180,923
Mattel, Inc.†	1,776	23,088
		204,011
Transport-Marine — 0.0%
Kirby Corp.†	900	67,599
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	1,794	156,329
Kansas City Southern	2,400	278,352
		434,681
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	4,991	434,167
Expeditors International of Washington, Inc.	5,621	426,634
		860,801
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	4,135	418,834
Landstar System, Inc.	1,755	191,979

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck (continued)
Old Dominion Freight Line, Inc.	2,639	$381,045
Schneider National, Inc., Class B	4,718	99,314
XPO Logistics, Inc.†	2,924	157,136
		1,248,308
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	4,039	129,531
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	456	24,163
Water — 0.1%
American Water Works Co., Inc.	2,436	253,977
Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	21,605	1,624,480
Shopify, Inc., Class A†	5,711	1,180,007
VeriSign, Inc.†	4,560	827,913
		3,632,400
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,128	439,234
Ubiquiti Networks, Inc.	351	52,548
		491,782
Total Common Stocks (cost $158,756,911)		216,682,258
CONVERTIBLE PREFERRED SECURITIES — 1.3%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(1)(2)	6,300	28,224
Applications Software — 0.2%
Magic Leap, Inc. Series C†(1)(2)	4,974	134,298
Slack Technologies, Inc. Series H†(1)(2)	4,189	49,871
Tanium, Inc. Series G†(1)(2)	32,619	283,577
		467,746
E-Commerce/Products — 0.1%
One Kings Lane Inc. Series E†(1)	11,800	1,888
The Honest Co., Inc. Series C†(1)(2)	4,317	136,503
		138,391
E-Commerce/Services — 0.8%
Airbnb, Inc. Series D†(1)(2)	2,091	242,298
Airbnb, Inc. Series E†(1)(2)	2,711	314,142
Uber Technologies, Inc. Series D†(1)(2)	22,395	1,173,411
		1,729,851
Real Estate Management/Services — 0.2%
WeWork Cos., Inc. Series D-1†(1)(2)	3,588	184,064
WeWork Cos., Inc. Series D-2†(1)(2)	2,819	144,615
Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Management/Services (continued)
WeWork Cos., Inc. Series E†(1)(2)	2,120	$108,756
		437,435
Web Portals/ISP — 0.0%
Pinterest, Inc. Series G†(1)(2)	19,490	111,873
Total Convertible Preferred Securities (cost $1,516,166)		2,913,520
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell Midcap Growth Index Fund (cost $3,668,106)	4,794	650,402
Total Long-Term Investment Securities (cost $163,941,183)		220,246,180
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(4)	83,328	83,328
T. Rowe Price Reserve Investment Fund 2.49%(4)	1,029	1,029
		84,357
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.37% due 04/04/2019(5)	$25,000	24,995
Total Short-Term Investment Securities (cost $109,352)		109,352
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $277,012 and collateralized by $280,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $285,072.	277,000	277,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,110,000	1,110,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	545,000	545,000
BNP Paribas SA Joint Repurchase Agreement(3)	985,000	985,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,055,000	1,055,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,095,000	1,095,000
Total Repurchase Agreements (cost $5,067,000)		5,067,000
TOTAL INVESTMENTS (cost $169,117,535)(6)	100.3%	225,422,532
Liabilities in excess of other assets	(0.3)	(605,522)
NET ASSETS	100.0%	$224,817,010

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/13/2015	17,116	$62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	$212,912	$2.84	0.09%
Venture Global LNG, Inc. Series B	03/09/2018	3	9,060	15,600	5,200.00	0.01
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	218,400	5,200.00	0.10
WeWork Cos., Inc.
Class A	12/09/2014	28	466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	79,515	51.30	0.04
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	85,131	242,298	115.88	0.11
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	314,142	115.88	0.14
The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	136,503	31.62	0.06
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	$134,298	$27.00	0.06%
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	28,224	4.48	0.01
Pinterest, Inc., Series G	03/19/2015	19,490	139,921	111,873	5.74	0.05
Slack Technologies, Inc.
Series H	08/17/2018	4,189	49,871	49,871	11.91	0.02
Tanium, Inc., Series G	08/26/2015	32,619	161,930	283,577	8.69	0.13
Uber Technologies, Inc.,
Series D	06/05/2014	22,395	347,415	1,173,411	52.40	0.52
WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	184,064	51.30	0.08
WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	144,615	51.30	0.06
WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	108,756	51.30	0.05
				$3,438,059		1.53%

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  The rate shown is the 7-day yield as of March 31, 2019.

(5)  The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 400 E-Mini Index	June 2019	$378,504	$380,200	$1,696

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Entertainment Software	$1,545,251	$—	$212,912	$1,758,163
Oil Companies-Exploration & Production	2,339,223	—	234,000	2,573,223
Real Estate Management/Services	346,184	—	79,515	425,699
Other Industries	211,925,173	—	—	211,925,173
Convertible Preferred Securities	—	—	2,913,520	2,913,520
Exchange-Traded Funds	650,402	—	—	650,402
Short-Term Investment Securities
Registered Investment Companies	84,357	—	—	84,357
U.S. Government Treasuries	—	24,995	—	24,995
Repurchase Agreements	—	5,067,000	—	5,067,000
Total Investments at Value	$216,890,590	$5,091,995	$3,439,947	$225,422,532
Other Financial Instruments:†
Futures Contracts	$1,696	$—	$—	$1,696

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation (depreciation) as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$339,384	$2,592,716
Accrued Discounts
Accrued Premiums
Realized Gain	6,453	35,425
Realized Loss	(29,494)	—
Change in unrealized appreciation(1)	237,099	593,849
Change in unrealized depreciation(1)	—	(115,056)
Net purchases	—	49,871
Net sales	(27,015)	(243,285)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2019	$526,427	$2,913,520

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$219,751	$572,502

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2019.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$234,000	Market Approach	Market Transaction Price*	$5,200.00000
	$79,515	Market Approach	Potential Tender Offer*	$54.0000
			Discount for Uncertainty	5.0%
	$212,912	Market Approach	2020 Estimated Revenue Multiple*	2.6x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$467,746	Market Approach	Market Transaction Price*	$8.6936 - $27.00 ($15.86630)
	$1,173,411	Market Approach	Market Transaction Price*	$48.772228
			Next Twelve Months EBITDA Multiple*	20.0x
			Discount for Lack of Marketability	10.0%
	$437,435	Market Approach	Potential Tender Offer*	$54.0000
			Discount for Uncertainty	5.0%
	$556,440	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	4.2x - 6.9x (5.55x)
			2021 Estimated Gross Profit Multiple*	5.0x
			2022 Estimated Revenue Multiple*	3.9x
			2022 Estimated Gross Profit Multiple*	4.6x
			2023 Estimated Revenue Multiple*	3.9x
			2023 Estimated Gross Profit Multiple*	4.2x
			Discount for Lack of Marketability	10% - 15% (11.7%)
	$136,503	Market Approach with	2019 Estimated Revenue Multiple*	2.52x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	16.5%
			Term to liquidity event in years	3.00
			Risk-free rate	2.18%
	$28,224	Market Approach with	Last Twelve Months Revenue Multiple*	1.4x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
		and Cost Approach	OPM assumptions:
			Volatility*	62.4%
			Term to liquidity event in years	3.00
			Risk-free rate	2.18%
			Abandonment Value*	$0.000000
	$111,873	Market Approach	Next Twelve Months Revenue Multiple*	5.8x
			Discount for Lack of Marketability	10.00%
	$1,888	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	9.5%
Electric-Integrated	6.6
Oil Companies-Exploration & Production	4.2
Banks-Commercial	2.6
Insurance-Multi-line	2.6
Banks-Super Regional	2.5
Registered Investment Companies	2.3
Medical Products	2.3
Gold Mining	1.9
Diversified Manufacturing Operations	1.6
Agricultural Operations	1.6
Chemicals-Diversified	1.5
Insurance Brokers	1.5
Pipelines	1.4
Food-Misc./Diversified	1.3
Investment Management/Advisor Services	1.2
Semiconductor Components-Integrated Circuits	1.2
Insurance-Life/Health	1.2
Medical-Generic Drugs	1.1
Containers-Paper/Plastic	1.1
Banks-Fiduciary	1.0
Computer Services	1.0
Dental Supplies & Equipment	1.0
Electronic Measurement Instruments	0.9
Electric-Distribution	0.9
Exchange-Traded Funds	0.9
Apparel Manufacturers	0.9
Commercial Services-Finance	0.9
Medical Labs & Testing Services	0.9
Medical-Hospitals	0.9
Oil Companies-Integrated	0.9
Medical-Wholesale Drug Distribution	0.9
Finance-Investment Banker/Broker	0.8
Data Processing/Management	0.8
Aerospace/Defense-Equipment	0.8
Airlines	0.8
Brewery	0.8
Insurance-Property/Casualty	0.7
Coatings/Paint	0.7
Distribution/Wholesale	0.7
Transport-Rail	0.7
Transport-Services	0.6
Food-Baking	0.6
Tools-Hand Held	0.6
Gas-Distribution	0.6
Food-Retail	0.6
Oil-Field Services	0.6
Building Products-Cement	0.6
Finance-Other Services	0.5
Finance-Consumer Loans	0.5
Machinery-Pumps	0.5
Veterinary Diagnostics	0.5
Machinery-Farming	0.5
Retail-Apparel/Shoe	0.5
Multimedia	0.5
Retail-Discount	0.5
Independent Power Producers	0.5
Insurance-Reinsurance	0.5
Medical-Biomedical/Gene	0.5
Finance-Credit Card	0.5
Cruise Lines	0.5%
Retail-Jewelry	0.5
Steel-Producers	0.5
Chemicals-Specialty	0.4
Publishing-Newspapers	0.4
Wireless Equipment	0.4
Building & Construction Products-Misc.	0.4
Telecommunication Equipment	0.4
Machinery-General Industrial	0.4
Engineering/R&D Services	0.4
Building-Residential/Commercial	0.4
Cosmetics & Toiletries	0.4
Semiconductor Equipment	0.4
Hotels/Motels	0.4
Electronic Components-Misc.	0.4
Electronic Components-Semiconductors	0.4
Oil Refining & Marketing	0.4
Real Estate Management/Services	0.4
Savings & Loans/Thrifts	0.4
Non-Ferrous Metals	0.4
Finance-Auto Loans	0.3
Cable/Satellite TV	0.3
Food-Confectionery	0.3
Medical-Drugs	0.3
Instruments-Scientific	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Restaurants	0.3
Computers-Memory Devices	0.3
Consumer Products-Misc.	0.3
Repurchase Agreements	0.3
Appliances	0.3
U.S. Government Agencies	0.3
Commercial Services	0.3
Metal-Copper	0.3
Investment Companies	0.3
Schools	0.3
Advertising Agencies	0.3
Beverages-Non-alcoholic	0.3
Poultry	0.3
Recreational Vehicles	0.2
Food-Meat Products	0.2
Food-Catering	0.2
Entertainment Software	0.2
Machinery-Electrical	0.2
Private Equity	0.2
Office Automation & Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Auto Parts	0.2
Food-Wholesale/Distribution	0.2
Engines-Internal Combustion	0.2
Transport-Marine	0.2
Telecom Equipment-Fiber Optics	0.2
Textile-Home Furnishings	0.2
Motorcycle/Motor Scooter	0.2
Water	0.2
Electronic Connectors	0.2
Disposable Medical Products	0.2
Home Decoration Products	0.2
Agricultural Chemicals	0.2
Containers-Metal/Glass	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Computers-Integrated Systems	0.2%
Television	0.2
Retail-Gardening Products	0.2
Computer Aided Design	0.2
Transport-Truck	0.2
Broadcast Services/Program	0.2
Telephone-Integrated	0.2
Paper & Related Products	0.2
Enterprise Software/Service	0.2
Retail-Regional Department Stores	0.1
Applications Software	0.1
Rental Auto/Equipment	0.1
Casino Hotels	0.1
Non-Hazardous Waste Disposal	0.1
Electric Products-Misc.	0.1
Internet Security	0.1
Medical Instruments	0.1
Publishing-Books	0.1
Machinery-Material Handling	0.1
Retail-Consumer Electronics	0.1
Oil & Gas Drilling	0.1
Electronic Parts Distribution	0.1
U.S. Government Treasuries	0.1
Oil Field Machinery & Equipment	0.1
Retail-Arts & Crafts	0.1
Medical Information Systems	0.1
Radio	0.1
Diagnostic Kits	0.1
Retail-Catalog Shopping	0.1
Retail-Automobile	0.1
Aerospace/Defense	0.1
Marine Services	0.1
Hazardous Waste Disposal	0.1
Machinery-Construction & Mining	0.1
Computers	0.1
Water Treatment Systems	0.1
Miscellaneous Manufacturing	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.1%
Advanced Materials — 0.0%
Hexcel Corp.	1,196	$82,715
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	23,716	498,273
Omnicom Group, Inc.	1,339	97,734
		596,007
Aerospace/Defense — 0.1%
Teledyne Technologies, Inc.†	619	146,709
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	7,582	144,892
Cobham PLC†	207,755	299,046
Harris Corp.	3,298	526,723
L3 Technologies, Inc.	4,407	909,473
		1,880,134
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,239	255,050
Mosaic Co.	6,153	168,039
		423,089
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	40,648	1,753,148
Bunge, Ltd.	31,376	1,665,125
		3,418,273
Airlines — 0.8%
Alaska Air Group, Inc.	6,979	391,662
American Airlines Group, Inc.	7,294	231,657
Copa Holdings SA, Class A	548	44,174
Delta Air Lines, Inc.	13,314	687,668
JetBlue Airways Corp.†	5,372	87,886
United Continental Holdings, Inc.†	4,316	344,331
		1,787,378
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,158	52,978
Columbia Sportswear Co.	470	48,965
Hanesbrands, Inc.	15,420	275,710
Levi Strauss & Co., Class A†	5,451	128,371
PVH Corp.	5,306	647,067
Ralph Lauren Corp.	6,297	816,595
Under Armour, Inc., Class A†	785	16,595
Under Armour, Inc., Class C†	802	15,134
VF Corp.	1,305	113,417
		2,114,832
Appliances — 0.3%
Whirlpool Corp.	5,144	683,586
Applications Software — 0.1%
Covetrus, Inc.†	7,172	228,428
Nuance Communications, Inc.†	5,033	85,209
		313,637
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	1,098	69,141
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,457	508,120
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC	1,639	$21,242
Aptiv PLC	613	48,727
BorgWarner, Inc.	3,664	140,734
Lear Corp.	3,907	530,219
Visteon Corp.†	190	12,797
		753,719
Banks-Commercial — 2.6%
Associated Banc-Corp.	2,894	61,787
Bank of Hawaii Corp.	731	57,654
Bank OZK	2,125	61,583
BankUnited, Inc.	1,821	60,821
BOK Financial Corp.	454	37,024
CIT Group, Inc.	1,862	89,320
Citizens Financial Group, Inc.	8,256	268,320
Commerce Bancshares, Inc.	1,745	101,315
Cullen/Frost Bankers, Inc.	1,001	97,167
East West Bancorp, Inc.	2,339	112,202
First Citizens BancShares, Inc., Class A	138	56,194
First Hawaiian, Inc.	2,309	60,149
First Horizon National Corp.	5,675	79,336
First Republic Bank	2,883	289,626
FNB Corp.	5,656	59,954
M&T Bank Corp.	6,459	1,014,192
PacWest Bancorp	2,194	82,516
Pinnacle Financial Partners, Inc.	746	40,806
Popular, Inc.	6,665	347,446
Prosperity Bancshares, Inc.	1,165	80,455
Regions Financial Corp.	18,233	257,997
Signature Bank	6,967	892,264
SVB Financial Group†	214	47,585
Synovus Financial Corp.	1,993	68,479
TCF Financial Corp.	2,887	59,732
Texas Capital Bancshares, Inc.†	317	17,305
Umpqua Holdings Corp.	3,839	63,344
Webster Financial Corp.	1,600	81,072
Westamerica Bancorporation	10,627	656,749
Western Alliance Bancorp†	683	28,030
Wintrust Financial Corp.	8,893	598,766
Zions Bancorp NA	3,344	151,851
		5,981,041
Banks-Fiduciary — 1.0%
Northern Trust Corp.	26,695	2,413,495
Banks-Super Regional — 2.5%
Comerica, Inc.	12,171	892,378
Fifth Third Bancorp	55,345	1,395,801
Huntington Bancshares, Inc.	81,579	1,034,422
KeyCorp	70,123	1,104,437
SunTrust Banks, Inc.	21,862	1,295,323
		5,722,361
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	440	19,769
Beverages-Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	11,288	584,041

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brewery — 0.8%
Carlsberg A/S, Class B	9,851	$1,230,949
Molson Coors Brewing Co., Class B	8,705	519,253
		1,750,202
Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	2,695	72,819
Discovery, Inc., Class C†	6,048	153,740
Liberty Media Corp. - Liberty Formula One, Series A†	435	14,807
Liberty Media Corp. - Liberty Formula One, Series C†	3,457	121,168
		362,534
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	1,490	70,939
Owens Corning	12,789	602,618
Summit Materials, Inc., Class A†	16,900	268,203
USG Corp.	1,428	61,832
		1,003,592
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	41	10,840
Building Products-Cement — 0.6%
Eagle Materials, Inc.	100	8,430
Martin Marietta Materials, Inc.	91	18,307
MDU Resources Group, Inc.	3,398	87,770
Vulcan Materials Co.	9,909	1,173,226
		1,287,733
Building Products-Wood — 0.0%
Masco Corp.	1,720	67,613
Building-Heavy Construction — 0.0%
Arcosa, Inc.	859	26,242
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	154	9,605
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,495	103,243
Lennar Corp., Class A	2,347	115,214
Lennar Corp., Class B	127	4,969
PulteGroup, Inc.	3,099	86,648
Toll Brothers, Inc.	17,590	636,758
		946,832
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A	16,887	362,733
DISH Network Corp., Class A†	6,490	205,668
Liberty Broadband Corp., Class A†	446	40,871
Liberty Broadband Corp., Class C†	1,823	167,242
		776,514
Casino Hotels — 0.1%
Caesars Entertainment Corp.†	10,045	87,291
MGM Resorts International	7,902	202,765
		290,056
Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.0%
Sprint Corp.†	11,544	$65,224
United States Cellular Corp.†	227	10,421
		75,645
Chemicals-Diversified — 1.5%
Celanese Corp.	5,900	581,799
Eastman Chemical Co.	11,828	897,509
FMC Corp.	11,666	896,182
Huntsman Corp.	3,822	85,957
Olin Corp.	2,923	67,638
PPG Industries, Inc.	8,694	981,292
Westlake Chemical Corp.	49	3,325
		3,513,702
Chemicals-Specialty — 0.4%
Albemarle Corp.	1,863	152,729
Ashland Global Holdings, Inc.	1,091	85,240
Cabot Corp.	1,062	44,211
Element Solutions, Inc.†	1,944	19,634
International Flavors & Fragrances, Inc.	932	120,032
NewMarket Corp.	9	3,902
Univar, Inc.†	23,541	521,669
Valvoline, Inc.	3,428	63,624
W.R. Grace & Co.	299	23,334
		1,034,375
Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	25,579	644,846
RPM International, Inc.	15,391	893,294
		1,538,140
Commercial Services — 0.3%
Cintas Corp.	1,790	361,777
CoreLogic, Inc.†	533	19,859
Macquarie Infrastructure Corp.	1,392	57,378
Nielsen Holdings PLC	6,249	147,914
Quanta Services, Inc.	1,859	70,159
		657,087
Commercial Services-Finance — 0.9%
Equifax, Inc.	1,527	180,950
Euronet Worldwide, Inc.†	429	61,171
Global Payments, Inc.	6,315	862,124
H&R Block, Inc.	3,004	71,916
IHS Markit, Ltd.†	6,742	366,630
Sabre Corp.	937	20,042
Worldpay, Inc., Class A†	4,811	546,048
		2,108,881
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	68	7,090
Autodesk, Inc.†	616	95,985
Synopsys, Inc.†	2,365	272,330
		375,405

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services — 1.0%
Amdocs, Ltd.	15,363	$831,292
Conduent, Inc.†	3,337	46,151
DXC Technology Co.	9,865	634,418
Elastic NV†	28	2,236
Genpact, Ltd.	1,664	58,540
Leidos Holdings, Inc.	10,869	696,594
		2,269,231
Computer Software — 0.0%
Akamai Technologies, Inc.†	184	13,195
SS&C Technologies Holdings, Inc.	249	15,859
Teradata Corp.†	617	26,932
		55,986
Computers — 0.1%
Dell Technologies, Inc., Class C†	2,105	123,542
Computers-Integrated Systems — 0.2%
NCR Corp.†	14,938	407,658
Computers-Memory Devices — 0.3%
Western Digital Corp.	15,314	735,991
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	127	7,384
Consumer Products-Misc. — 0.3%
Clorox Co.	296	47,496
Kimberly-Clark Corp.	5,186	642,546
Spectrum Brands Holdings, Inc.	385	21,090
		711,132
Containers-Metal/Glass — 0.2%
Ball Corp.	5,891	340,853
Owens-Illinois, Inc.	2,833	53,770
Silgan Holdings, Inc.	899	26,638
		421,261
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	324	4,212
Bemis Co., Inc.	1,587	88,047
Berry Global Group, Inc.†	11,662	628,232
Graphic Packaging Holding Co.	46,986	593,433
Sealed Air Corp.	11,728	540,192
Sonoco Products Co.	1,723	106,016
WestRock Co.	15,331	587,944
		2,548,076
Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	8,161	93,851
Edgewell Personal Care Co.†	19,222	843,654
		937,505
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	3,871	212,750
Royal Caribbean Cruises, Ltd.	7,429	851,512
		1,064,262
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	9,024	$1,020,614
First Data Corp., Class A†	32,783	861,210
		1,881,824
Dental Supplies & Equipment — 1.0%
DENTSPLY SIRONA, Inc.	24,069	1,193,582
Patterson Cos., Inc.	48,600	1,061,910
		2,255,492
Diagnostic Kits — 0.1%
QIAGEN NV†	3,884	158,001
Dialysis Centers — 0.0%
DaVita, Inc.†	1,097	59,556
Disposable Medical Products — 0.2%
STERIS PLC	3,359	430,053
Distribution/Wholesale — 0.7%
HD Supply Holdings, Inc.†	21,589	935,883
KAR Auction Services, Inc.	151	7,748
LKQ Corp.†	18,643	529,089
Watsco, Inc.	110	15,753
WESCO International, Inc.†	822	43,574
		1,532,047
Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	1,029	126,176
Crane Co.	875	74,043
Eaton Corp. PLC	9,271	746,872
Ingersoll-Rand PLC	1,993	215,144
ITT, Inc.	11,428	662,824
Parker-Hannifin Corp.	1,918	329,167
Textron, Inc.	30,164	1,528,108
Trinity Industries, Inc.	2,577	55,998
		3,738,332
Diversified Minerals — 0.0%
Livent Corp.†	1,303	16,001
E-Commerce/Services — 0.0%
Zillow Group, Inc., Class A†	269	9,200
Zillow Group, Inc., Class C†	552	19,176
		28,376
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,255	270,067
Littelfuse, Inc.	72	13,139
		283,206
Electric-Distribution — 0.9%
CenterPoint Energy, Inc.	30,065	922,996
Sempra Energy	9,914	1,247,776
		2,170,772
Electric-Integrated — 6.6%
AES Corp.	44,183	798,829
Alliant Energy Corp.	4,162	196,155
Ameren Corp.	4,289	315,456
Avangrid, Inc.	983	49,494
CMS Energy Corp.	19,819	1,100,747
Consolidated Edison, Inc.	5,494	465,946

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Dominion Energy, Inc.	5,003	$383,530
DTE Energy Co.	3,191	398,045
Edison International	5,607	347,185
Entergy Corp.	7,203	688,823
Evergy, Inc.	4,633	268,946
Eversource Energy	16,550	1,174,223
FirstEnergy Corp.	62,862	2,615,688
Hawaiian Electric Industries, Inc.	1,896	77,300
OGE Energy Corp.	3,494	150,661
PG&E Corp.†	54,206	964,867
Pinnacle West Capital Corp.	10,905	1,042,300
PPL Corp.	12,733	404,145
Public Service Enterprise Group, Inc.	24,744	1,470,041
Southern Co.	13,873	716,957
WEC Energy Group, Inc.	13,700	1,083,396
Xcel Energy, Inc.	8,976	504,541
		15,217,275
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	1,995	172,268
Gentex Corp.	1,543	31,909
Jabil, Inc.	2,790	74,186
nVent Electric PLC	2,819	76,057
Sensata Technologies Holding PLC†	12,059	542,896
		897,316
Electronic Components-Semiconductors — 0.4%
AVX Corp.	22,082	382,902
IPG Photonics Corp.†	1,737	263,642
Qorvo, Inc.†	2,214	158,810
Skyworks Solutions, Inc.	931	76,789
		882,143
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,368	433,466
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	5,623	451,977
FLIR Systems, Inc.	2,143	101,964
Fortive Corp.	443	37,163
Keysight Technologies, Inc.†	12,638	1,102,034
National Instruments Corp.	6,915	306,749
Trimble, Inc.†	4,371	176,588
		2,176,475
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,524	117,440
Avnet, Inc.	1,947	84,441
		201,881
Electronic Security Devices — 0.0%
ADT, Inc.	1,849	11,815
Allegion PLC	286	25,943
		37,758
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,436	75,878
Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.4%
AECOM†	2,744	$81,414
Fluor Corp.	2,457	90,418
Jacobs Engineering Group, Inc.	2,234	167,974
KBR, Inc.	34,264	654,100
		993,906
Engines-Internal Combustion — 0.2%
Cummins, Inc.	1,678	264,906
Gates Industrial Corp. PLC†	15,306	219,488
		484,394
Enterprise Software/Service — 0.2%
Pluralsight, Inc., Class A†	81	2,571
Verint Systems, Inc.†	5,794	346,829
		349,400
Entertainment Software — 0.2%
Electronic Arts, Inc.†	3,970	403,471
Take-Two Interactive Software, Inc.†	805	75,968
Zynga, Inc., Class A†	13,401	71,427
		550,866
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	153	7,659
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	27,527	756,717
Credit Acceptance Corp.†	17	7,683
Santander Consumer USA Holdings, Inc.	1,764	37,273
		801,673
Finance-Consumer Loans — 0.5%
Navient Corp.	4,579	52,979
OneMain Holdings, Inc.	1,243	39,465
SLM Corp.	7,622	75,534
Synchrony Financial	33,191	1,058,793
		1,226,771
Finance-Credit Card — 0.5%
Discover Financial Services	13,625	969,555
Western Union Co.	5,711	105,482
		1,075,037
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.	3,476	161,390
Interactive Brokers Group, Inc., Class A	111	5,759
Jefferies Financial Group, Inc.	13,114	246,412
Lazard, Ltd., Class A	22,906	827,823
TD Ameritrade Holding Corp.	13,228	661,268
		1,902,652
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,573	54,033
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	4,587	24,357
Cboe Global Markets, Inc.	143	13,648
Nasdaq, Inc.	13,965	1,221,798
		1,259,803

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,830	$81,307
Food-Baking — 0.6%
Flowers Foods, Inc.	65,584	1,398,251
Hostess Brands, Inc.†	5,479	68,487
		1,466,738
Food-Catering — 0.2%
Aramark	19,042	562,691
Food-Confectionery — 0.3%
Hershey Co.	221	25,377
J.M. Smucker Co.	6,438	750,027
		775,404
Food-Flour & Grain — 0.0%
Seaboard Corp.	5	21,424
Food-Meat Products — 0.2%
Hormel Foods Corp.	4,761	213,103
Tyson Foods, Inc., Class A	5,131	356,245
		569,348
Food-Misc./Diversified — 1.3%
Campbell Soup Co.	14,985	571,378
Conagra Brands, Inc.	8,507	235,984
Hain Celestial Group, Inc.†	1,669	38,587
Ingredion, Inc.	6,155	582,817
Kellogg Co.	8,046	461,680
Lamb Weston Holdings, Inc.	2,567	192,371
McCormick & Co., Inc.	2,020	304,273
Post Holdings, Inc.†	3,241	354,565
TreeHouse Foods, Inc.†	4,686	302,481
		3,044,136
Food-Retail — 0.6%
Kroger Co.	56,186	1,382,176
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	5,430	362,507
US Foods Holding Corp.†	3,551	123,965
		486,472
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,229	41,307
Funeral Services & Related Items — 0.0%
Service Corp. International	1,642	65,926
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,629	21,161
Garden Products — 0.0%
Scotts Miracle-Gro Co.	358	28,132
Gas-Distribution — 0.6%
Atmos Energy Corp.	1,907	196,287
National Fuel Gas Co.	1,422	86,685
NiSource, Inc.	24,116	691,165
South Jersey Industries, Inc.	8,174	262,140
UGI Corp.	3,026	167,701
		1,403,978
Security Description	Shares	Value (Note 2)
Gold Mining — 1.9%
Barrick Gold Corp.	79,276	$1,086,874
Cia de Minas Buenaventura SAA ADR	26,292	454,326
Franco-Nevada Corp.	12,772	957,554
Newmont Mining Corp.	48,411	1,731,661
Royal Gold, Inc.	671	61,014
		4,291,429
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	902	64,520
Stericycle, Inc.†	1,451	78,963
		143,483
Home Decoration Products — 0.2%
Newell Brands, Inc.	27,840	427,066
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,296	96,937
Hotels/Motels — 0.4%
Extended Stay America, Inc.	1,326	23,802
Hyatt Hotels Corp., Class A	740	53,702
Marriott International, Inc., Class A	4,494	562,154
St. Joe Co.†	16,601	273,750
		913,408
Human Resources — 0.0%
ManpowerGroup, Inc.	1,087	89,884
Independent Power Producers — 0.5%
NRG Energy, Inc.	5,108	216,988
Vistra Energy Corp.	33,846	881,011
		1,097,999
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	7,583	730,698
Waters Corp.†	98	24,667
		755,365
Insurance Brokers — 1.5%
Aon PLC	4,299	733,839
Arthur J. Gallagher & Co.	12,491	975,547
Brown & Brown, Inc.	27,612	814,830
Marsh & McLennan Cos., Inc.	6,106	573,354
Willis Towers Watson PLC	2,289	402,063
		3,499,633
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	14,932	609,226
AXA Equitable Holdings, Inc.	3,488	70,248
Brighthouse Financial, Inc.†	8,355	303,203
Lincoln National Corp.	13,919	817,045
Principal Financial Group, Inc.	4,957	248,792
Torchmark Corp.	1,825	149,559
Unum Group	14,644	495,406
		2,693,479
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,258	121,032
Assurant, Inc.	7,340	696,639
Cincinnati Financial Corp.	2,692	231,243
CNA Financial Corp.	19,751	856,206

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc.	29,118	$1,447,747
Kemper Corp.	7,389	562,598
Loews Corp.	33,335	1,597,747
Old Republic International Corp.	4,962	103,805
Voya Financial, Inc.	6,709	335,182
		5,952,199
Insurance-Property/Casualty — 0.7%
Alleghany Corp.†	224	137,178
American National Insurance Co.	129	15,586
Arch Capital Group, Ltd.†	5,707	184,450
Erie Indemnity Co., Class A	102	18,209
Fidelity National Financial, Inc.	4,628	169,153
First American Financial Corp.	1,901	97,902
Hanover Insurance Group, Inc.	5,450	622,226
Markel Corp.†	226	225,150
Mercury General Corp.	479	23,984
White Mountains Insurance Group, Ltd.	53	49,050
WR Berkley Corp.	1,664	140,974
		1,683,862
Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	1,282	70,228
Everest Re Group, Ltd.	3,575	772,057
Reinsurance Group of America, Inc.	1,106	157,030
RenaissanceRe Holdings, Ltd.	636	91,266
		1,090,581
Internet Security — 0.1%
FireEye, Inc.†	1,108	18,603
Symantec Corp.	11,220	257,948
		276,551
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,819	176,938
Pargesa Holding SA	5,711	447,790
		624,728
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	926	99,184
Ameriprise Financial, Inc.	2,059	263,758
Franklin Resources, Inc.	33,024	1,094,415
Invesco, Ltd.	30,689	592,605
Legg Mason, Inc.	1,467	40,152
Raymond James Financial, Inc.	9,372	753,602
T. Rowe Price Group, Inc.	290	29,035
		2,872,751
Lasers-System/Components — 0.0%
Coherent, Inc.†	123	17,432
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	713	85,567
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,491	44,253
Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,289	$96,842
Terex Corp.	1,191	38,267
		135,109
Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,488	531,173
Machinery-Farming — 0.5%
AGCO Corp.	16,544	1,150,635
Machinery-General Industrial — 0.4%
IDEX Corp.	81	12,291
Middleby Corp.†	396	51,492
Nordson Corp.	67	8,879
Roper Technologies, Inc.	1,455	497,566
Wabtec Corp.	5,787	426,618
		996,846
Machinery-Material Handling — 0.1%
Dover Corp.	2,554	239,565
Machinery-Pumps — 0.5%
Curtiss-Wright Corp.	710	80,471
Flowserve Corp.	2,292	103,461
Gardner Denver Holdings, Inc.†	1,495	41,576
Xylem, Inc.	12,396	979,780
		1,205,288
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,074	13,736
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	143,602
Medical Information Systems — 0.1%
Cerner Corp.†	3,073	175,806
Medical Instruments — 0.1%
Bruker Corp.	1,048	40,285
Integra LifeSciences Holdings Corp.†	287	15,992
Teleflex, Inc.	646	195,195
		251,472
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	1,919	77,892
Charles River Laboratories International, Inc.†	234	33,988
IQVIA Holdings, Inc.†	2,874	413,425
Laboratory Corp. of America Holdings†	1,670	255,477
MEDNAX, Inc.†	11,351	308,407
Quest Diagnostics, Inc.	10,775	968,888
		2,058,077
Medical Products — 2.3%
Baxter International, Inc.	14,156	1,151,024
Cooper Cos., Inc.	713	211,169
Henry Schein, Inc.†	3,632	218,320
Hill-Rom Holdings, Inc.	407	43,085
Hologic, Inc.†	27,222	1,317,545
West Pharmaceutical Services, Inc.	985	108,547
Zimmer Biomet Holdings, Inc.	17,607	2,248,414
		5,298,104

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	180	$16,821
Bio-Rad Laboratories, Inc., Class A†	371	113,407
Bluebird Bio, Inc.†	292	45,940
Incyte Corp.†	4,949	425,664
Seattle Genetics, Inc.†	5,370	393,299
United Therapeutics Corp.†	752	88,262
		1,083,393
Medical-Drugs — 0.3%
Alkermes PLC†	20,823	759,831
Jazz Pharmaceuticals PLC†	84	12,008
		771,839
Medical-Generic Drugs — 1.1%
Amneal Pharmaceuticals, Inc.†	5,710	80,911
Mylan NV†	22,705	643,460
Perrigo Co. PLC	27,792	1,338,463
Teva Pharmaceutical Industries, Ltd. ADR†	32,464	509,035
		2,571,869
Medical-HMO — 0.0%
Centene Corp.†	825	43,808
Molina Healthcare, Inc.†	166	23,565
WellCare Health Plans, Inc.†	59	15,915
		83,288
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	1,516	44,434
Select Medical Holdings Corp.†	73,029	1,028,979
Universal Health Services, Inc., Class B	7,267	972,106
		2,045,519
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	6,843	544,155
Cardinal Health, Inc.	19,208	924,865
Premier, Inc., Class A†	15,016	517,902
		1,986,922
Metal Processors & Fabrication — 0.0%
Timken Co.	1,201	52,388
Metal-Aluminum — 0.0%
Alcoa Corp.†	3,274	92,196
Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	50,432	650,068
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,089	115,859
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	800	12,512
Lions Gate Entertainment Corp., Class B	1,561	23,571
		36,083
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	12,632	450,457
Security Description	Shares	Value (Note 2)
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	666	$31,875
Multimedia — 0.5%
Viacom, Inc., Class A	176	5,711
Viacom, Inc., Class B	40,074	1,124,877
		1,130,588
Networking Products — 0.0%
LogMeIn, Inc.	304	24,350
Non-Ferrous Metals — 0.4%
Cameco Corp.	61,438	724,354
NAC Kazatomprom JSC GDR†	16,797	235,158
		959,512
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,602	289,529
Office Automation & Equipment — 0.2%
Xerox Corp.	3,682	117,750
Zebra Technologies Corp., Class A†	1,875	392,869
		510,619
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,860	103,342
Nabors Industries, Ltd.	5,977	20,561
Transocean, Ltd.†	9,105	79,304
		203,207
Oil Companies-Exploration & Production — 4.2%
Antero Resources Corp.†	1,975	17,439
Apache Corp.	20,718	718,086
ARC Resources, Ltd.	41,705	284,618
Cabot Oil & Gas Corp.	26,160	682,776
Canadian Natural Resources, Ltd.	27,005	742,637
Centennial Resource Development, Inc., Class A†	3,206	28,181
Chesapeake Energy Corp.†	15,753	48,834
Cimarex Energy Co.	1,442	100,796
CNX Resources Corp.†	3,532	38,040
Concho Resources, Inc.	5,331	591,528
Continental Resources, Inc.†	793	35,503
Devon Energy Corp.	8,245	260,212
Diamondback Energy, Inc.	2,311	234,636
EQT Corp.	93,084	1,930,562
Extraction Oil & Gas, Inc.†	1,937	8,193
Hess Corp.	32,057	1,930,793
Kosmos Energy, Ltd.	3,357	20,914
Marathon Oil Corp.	14,628	244,434
Noble Energy, Inc.	8,412	208,029
Parsley Energy, Inc., Class A†	1,392	26,865
Pioneer Natural Resources Co.	5,613	854,748
QEP Resources, Inc.†	4,139	32,243
Range Resources Corp.	3,693	41,509
SM Energy Co.	1,945	34,018
Whiting Petroleum Corp.†	1,571	41,066
WPX Energy, Inc.†	45,580	597,554
		9,754,214

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 0.9%
Imperial Oil, Ltd.	43,861	$1,200,476
Murphy Oil Corp.	27,230	797,839
		1,998,315
Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†	2,741	14,007
National Oilwell Varco, Inc.	6,697	178,408
		192,415
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,803	138,104
Marathon Petroleum Corp.	10,202	610,590
PBF Energy, Inc., Class A	2,100	65,394
		814,088
Oil-Field Services — 0.6%
Apergy Corp.†	1,360	55,842
Frank's International NV†	74,301	461,409
NOW, Inc.†	20,370	284,365
Oil States International, Inc.†	11,669	197,906
Patterson-UTI Energy, Inc.	23,393	327,970
RPC, Inc.	630	7,188
Weatherford International PLC†	17,446	12,178
		1,346,858
Paper & Related Products — 0.2%
Domtar Corp.	1,093	54,267
International Paper Co.	6,398	296,036
		350,303
Pipelines — 1.4%
Cheniere Energy, Inc.†	1,242	84,903
Equitrans Midstream Corp.	57,157	1,244,880
ONEOK, Inc.	4,237	295,912
Plains GP Holdings LP, Class A	28,882	719,739
Targa Resources Corp.	3,984	165,535
Williams Cos., Inc.	21,453	616,130
		3,127,099
Poultry — 0.3%
Pilgrim's Pride Corp.†	927	20,663
Sanderson Farms, Inc.	4,235	558,342
		579,005
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	309	36,456
Private Equity — 0.2%
Apollo Global Management LLC, Class A	18,521	523,218
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	291	85,301
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	776	34,315
Scholastic Corp.	5,291	210,370
		244,685
Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.4%
News Corp., Class A	80,758	$1,004,629
News Corp., Class B	2,124	26,529
		1,031,158
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,477	56,392
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,913	111,393
		167,785
Real Estate Investment Trusts — 9.5%
AGNC Investment Corp.	9,121	164,178
Alexandria Real Estate Equities, Inc.	1,727	246,201
American Campus Communities, Inc.	2,386	113,526
American Homes 4 Rent, Class A	4,529	102,899
Annaly Capital Management, Inc.	53,164	531,108
Apartment Investment & Management Co., Class A	2,739	137,744
Apple Hospitality REIT, Inc.	3,795	61,859
AvalonBay Communities, Inc.	2,436	488,978
Boston Properties, Inc.	2,725	364,823
Brandywine Realty Trust	3,077	48,801
Brixmor Property Group, Inc.	37,184	683,070
Brookfield Property REIT, Inc., Class A	2,212	45,324
Camden Property Trust	1,555	157,833
Chimera Investment Corp.	3,263	61,149
Colony Capital, Inc.	8,071	42,938
Columbia Property Trust, Inc.	2,073	46,663
Corporate Office Properties Trust	1,789	48,840
CubeSmart	3,268	104,707
CyrusOne, Inc.	1,846	96,804
Digital Realty Trust, Inc.	3,627	431,613
Douglas Emmett, Inc.	2,813	113,701
Duke Realty Corp.	6,251	191,156
Empire State Realty Trust, Inc., Class A	2,499	39,484
EPR Properties	9,939	764,309
Equity Commonwealth	28,744	939,641
Equity Residential	18,632	1,403,362
Essex Property Trust, Inc.	1,160	335,518
Extra Space Storage, Inc.	284	28,942
Federal Realty Investment Trust	1,276	175,897
Gaming and Leisure Properties, Inc.	2,260	87,168
HCP, Inc.	8,296	259,665
Healthcare Trust of America, Inc., Class A	3,636	103,953
Highwoods Properties, Inc.	1,781	83,315
Hospitality Properties Trust	2,851	75,010
Host Hotels & Resorts, Inc.	12,918	244,150
Hudson Pacific Properties, Inc.	2,368	81,507
Invitation Homes, Inc.	5,233	127,319
Iron Mountain, Inc.	4,976	176,449
JBG SMITH Properties	1,844	76,249
Kilroy Realty Corp.	1,741	132,246
Kimco Realty Corp.	7,124	131,794
Lamar Advertising Co., Class A	135	10,700

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Liberty Property Trust	2,584	$125,117
Life Storage, Inc.	10,200	992,154
Macerich Co.	2,383	103,303
Medical Properties Trust, Inc.	49,721	920,336
MFA Financial, Inc.	7,827	56,902
Mid-America Apartment Communities, Inc.	8,475	926,572
National Retail Properties, Inc.	2,793	154,704
New Residential Investment Corp.	6,393	108,106
Omega Healthcare Investors, Inc.	3,201	122,118
Outfront Media, Inc.	2,427	56,792
Paramount Group, Inc.	3,631	51,524
Park Hotels & Resorts, Inc.	3,520	109,402
Rayonier, Inc.	42,660	1,344,643
Realty Income Corp.	5,206	382,953
Regency Centers Corp.	8,801	593,979
Retail Properties of America, Inc., Class A	3,838	46,785
Retail Value, Inc.	274	8,541
Senior Housing Properties Trust	4,120	48,534
SITE Centers Corp.	2,673	36,406
SL Green Realty Corp.	1,453	130,654
Spirit Realty Capital, Inc.	11,196	444,817
Starwood Property Trust, Inc.	4,730	105,716
STORE Capital Corp.	3,378	113,163
Sun Communities, Inc.	7,286	863,537
Two Harbors Investment Corp.	4,303	58,220
UDR, Inc.	4,651	211,434
Uniti Group, Inc.	2,888	32,317
Ventas, Inc.	6,280	400,727
VEREIT, Inc.	16,991	142,215
VICI Properties, Inc.	27,806	608,395
Vornado Realty Trust	3,021	203,736
Weingarten Realty Investors	2,092	61,442
Welltower, Inc.	6,568	509,677
Weyerhaeuser Co.	57,680	1,519,291
WP Carey, Inc.	12,676	992,911
		22,147,716
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	2,890	142,911
Jones Lang LaSalle, Inc.	794	122,419
Realogy Holdings Corp.	47,228	538,399
		803,729
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	405	44,550
Recreational Vehicles — 0.2%
Brunswick Corp.	11,315	569,484
Rental Auto/Equipment — 0.1%
AMERCO	123	45,696
Element Fleet Management Corp.	39,883	252,188
		297,884
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	2,015	$122,109
Gap, Inc.	10,193	266,853
L Brands, Inc.	15,328	422,746
Tapestry, Inc.	4,056	131,780
Urban Outfitters, Inc.†	6,597	195,535
		1,139,023
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	16,727	191,022
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	857	146,144
AutoZone, Inc.†	57	58,375
Genuine Parts Co.	2,522	282,540
		487,059
Retail-Automobile — 0.1%
AutoNation, Inc.†	972	34,720
CarMax, Inc.†	1,230	85,854
Penske Automotive Group, Inc.	621	27,727
		148,301
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	430	35,565
Qurate Retail, Inc.†	7,318	116,942
		152,507
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,096	220,002
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	641	82,542
Retail-Discount — 0.5%
BJ's Wholesale Club Holdings, Inc.†	8,042	220,351
Dollar Tree, Inc.†	8,416	884,016
		1,104,367
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,854	376,767
Retail-Jewelry — 0.5%
Tiffany & Co.	10,055	1,061,305
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,091	61,391
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	2,929	201,427
Macy's, Inc.	5,362	128,849
		330,276
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,077	130,823
Wendy's Co.	19,473	348,372
Yum China Holdings, Inc.	5,873	263,757
		742,952
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,308	48,147
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	4,107	74,542

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	838	$30,545
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	38,363	512,146
New York Community Bancorp, Inc.	8,344	96,540
People's United Financial, Inc.	6,528	107,321
Sterling Bancorp	3,905	72,750
TFS Financial Corp.	868	14,296
		803,053
Schools — 0.3%
Bright Horizons Family Solutions, Inc.†	156	19,829
Graham Holdings Co., Class B	73	49,872
Strategic Education, Inc.	4,222	554,391
		624,092
Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	13,359	1,406,302
Cypress Semiconductor Corp.	1,945	29,019
Marvell Technology Group, Ltd.	33,660	669,498
Maxim Integrated Products, Inc.	11,242	597,737
		2,702,556
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	20,700	820,962
Teradyne, Inc.	2,653	105,696
		926,658
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	110	22,792
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	651	46,371
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	387	50,349
Steel-Producers — 0.5%
Nucor Corp.	13,266	774,071
Reliance Steel & Aluminum Co.	1,204	108,673
Steel Dynamics, Inc.	3,287	115,933
United States Steel Corp.	3,088	60,185
		1,058,862
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	13,906	460,289
Telecommunication Equipment — 0.4%
ARRIS International PLC†	2,879	91,005
CommScope Holding Co., Inc.†	3,326	72,274
Juniper Networks, Inc.	6,055	160,276
NICE, Ltd., ADR†	5,519	676,133
		999,688
Telephone-Integrated — 0.2%
CenturyLink, Inc.	16,871	202,283
GCI Liberty, Inc., Class A†	1,766	98,207
Telephone & Data Systems, Inc.	1,710	52,549
		353,039
Security Description	Shares	Value (Note 2)
Television — 0.2%
CBS Corp., Class B	7,010	$333,185
Tribune Media Co., Class A	1,534	70,779
		403,964
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,589	452,752
Theaters — 0.0%
Cinemark Holdings, Inc.	1,876	75,021
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	57	3,844
Tools-Hand Held — 0.6%
Snap-on, Inc.	983	153,859
Stanley Black & Decker, Inc.	9,418	1,282,449
		1,436,308
Toys — 0.0%
Hasbro, Inc.	433	36,814
Mattel, Inc.†	4,697	61,061
		97,875
Transport-Marine — 0.2%
Kirby Corp.†	1,033	77,589
SEACOR Holdings, Inc.†	3,409	144,132
Tidewater, Inc.†	10,800	250,452
		472,173
Transport-Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	822	71,629
Kansas City Southern	12,360	1,433,513
		1,505,142
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	10,067	875,728
Expeditors International of Washington, Inc.	7,092	538,283
Ryder System, Inc.	911	56,473
		1,470,484
Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	2,800	283,612
Knight-Swift Transportation Holdings, Inc.	2,258	73,791
Schneider National, Inc., Class B	696	14,651
		372,054
Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†	36,028	1,155,418
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,568	83,088
Water — 0.2%
American Water Works Co., Inc.	3,187	332,277
Aqua America, Inc.	3,119	113,656
		445,933
Water Treatment Systems — 0.1%
Pentair PLC	2,761	122,892

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	7,177	$1,007,794
Total Common Stocks (cost $204,321,134)		223,210,402
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,716)	1,948	192,852
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Midcap Value Index Fund (cost $2,153,261)	24,725	2,147,613
Total Long-Term Investment Securities (cost $206,695,111)		225,550,867
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(1)	1,816,225	1,816,225
T. Rowe Price Government Reserve Fund 2.49%(1)	3,692,997	3,692,997
		5,509,222
U.S. Government Agencies — 0.3%
Federal Home Loan Bank 2.23% due 04/01/2019	$683,000	683,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.39% due 04/23/2019(2)	200,000	199,708
Total Short-Term Investment Securities (cost $6,391,929)		6,391,930
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $413,017 and collateralized by $415,000 of United States Treasury Bonds, bearing interest at 2.63%, due 02/28/2023 and having an approximate value of $422,518	$413,000	413,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $292,012 and collateralized by $300,000 of United States Treasury Bonds, bearing interest at 2.13%, due 12/31/2022 and having an approximate value of $300,798	292,000	$292,000
Total Repurchase Agreements (cost $705,000)		705,000
TOTAL INVESTMENTS (cost $213,792,040)(3)	100.1%	232,647,797
Liabilities in excess of other assets	(0.1)	(283,766)
NET ASSETS	100.0%	$232,364,031

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2019.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(3)  See Note 2 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2019	$757,008	$760,400	$3,392

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$221,055,679	$2,154,723	**	$—	$223,210,402
Convertible Preferred Securities	192,852	—		—	192,852
Exchange-Traded Funds	2,147,613	—		—	2,147,613
Short-Term Investment Securities:
Registered Investment Companies	5,509,222	—		—	5,509,222
Other Short-Term Investment Securities	—	882,708		—	882,708
Repurchase Agreements	—	705,000		—	705,000
Total Investments at Value	$228,905,366	$3,742,431		$—	$232,647,797
Other Financial Instruments:†
Futures Contracts	$3,392	$—		$—	$3,392

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period. There were no Level 3 transfers during the period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Banks-Commercial	7.1%
Real Estate Investment Trusts	5.3
Human Resources	4.3
Insurance-Property/Casualty	3.3
Distribution/Wholesale	2.2
Medical-Biomedical/Gene	2.1
Enterprise Software/Service	2.1
Real Estate Management/Services	1.9
Aerospace/Defense-Equipment	1.9
Medical-Drugs	1.8
Building-Residential/Commercial	1.5
Chemicals-Specialty	1.5
Finance-Auto Loans	1.4
Electronic Components-Semiconductors	1.4
Savings & Loans/Thrifts	1.4
B2B/E-Commerce	1.3
Computer Software	1.2
Building-Mobile Home/Manufactured Housing	1.2
Engineering/R&D Services	1.1
Athletic Equipment	1.1
Retail-Restaurants	1.1
Commercial Services-Finance	1.0
Professional Sports	1.0
Miscellaneous Manufacturing	1.0
Oil-Field Services	1.0
Medical Products	1.0
Consumer Products-Misc.	1.0
Machinery-Farming	0.9
Computers-Integrated Systems	0.9
Retail-Apparel/Shoe	0.9
Building & Construction Products-Misc.	0.9
Oil Companies-Exploration & Production	0.9
Retail-Automobile	0.8
Building Products-Wood	0.8
Building & Construction-Misc.	0.8
Retail-Pet Food & Supplies	0.8
Paper & Related Products	0.8
Electronic Components-Misc.	0.8
Finance-Consumer Loans	0.8
Medical Labs & Testing Services	0.8
Diversified Operations/Commercial Services	0.7
Applications Software	0.7
Investment Management/Advisor Services	0.7
Diversified Manufacturing Operations	0.7
Veterinary Diagnostics	0.7
Consulting Services	0.7
Registered Investment Companies	0.7
Semiconductor Equipment	0.6
E-Commerce/Services	0.6
Machinery-General Industrial	0.6
Computer Services	0.6
Batteries/Battery Systems	0.6
Auto/Truck Parts & Equipment-Original	0.6
Appliances	0.6
Finance-Investment Banker/Broker	0.5
Energy-Alternate Sources	0.5
Coal	0.5
Home Furnishings	0.5
Electric-Integrated	0.5
Footwear & Related Apparel	0.5
Pastoral & Agricultural	0.5%
Water	0.5
Rubber/Plastic Products	0.4
Transport-Truck	0.4
Insurance-Life/Health	0.4
Electronic Parts Distribution	0.4
Medical Instruments	0.4
Semiconductor Components-Integrated Circuits	0.4
Electronic Measurement Instruments	0.4
Power Converter/Supply Equipment	0.4
Oil Field Machinery & Equipment	0.4
Apparel Manufacturers	0.4
Transactional Software	0.4
Medical-Outpatient/Home Medical	0.3
Internet Content-Information/News	0.3
Transport-Services	0.3
Gas-Distribution	0.3
Medical-HMO	0.3
Schools	0.3
Financial Guarantee Insurance	0.3
Therapeutics	0.3
Telecom Equipment-Fiber Optics	0.3
Chemicals-Diversified	0.3
Internet Connectivity Services	0.3
Commercial Services	0.3
Disposable Medical Products	0.3
Computer Data Security	0.3
Food-Misc./Diversified	0.3
Retail-Sporting Goods	0.3
Telecom Services	0.3
Airlines	0.3
Computer Aided Design	0.3
Repurchase Agreements	0.3
Auto/Truck Parts & Equipment-Replacement	0.2
Medical-Hospitals	0.2
Building-Heavy Construction	0.2
Retail-Pawn Shops	0.2
Auto-Truck Trailers	0.2
Oil Refining & Marketing	0.2
Publishing-Newspapers	0.2
Data Processing/Management	0.2
Electric-Distribution	0.2
Exchange-Traded Funds	0.2
Audio/Video Products	0.2
E-Services/Consulting	0.2
Finance-Other Services	0.2
Publishing-Books	0.2
Medical-Generic Drugs	0.2
Diagnostic Equipment	0.2
Office Supplies & Forms	0.2
Medical Information Systems	0.2
Firearms & Ammunition	0.2
Machinery-Pumps	0.2
Television	0.2
Networking Products	0.2
Retail-Home Furnishings	0.2
Building Products-Doors & Windows	0.2
Retail-Office Supplies	0.2
Building Products-Cement	0.2
Hotels/Motels	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Metal Processors & Fabrication	0.2%
Web Hosting/Design	0.2
Cosmetics & Toiletries	0.2
Racetracks	0.2
Insurance-Multi-line	0.2
Building Products-Air & Heating	0.2
Environmental Consulting & Engineering	0.1
Printing-Commercial	0.1
Food-Wholesale/Distribution	0.1
Building-Maintenance & Services	0.1
Internet Security	0.1
Diagnostic Kits	0.1
Metal Products-Distribution	0.1
Auto Repair Centers	0.1
Metal-Aluminum	0.1
Instruments-Controls	0.1
Satellite Telecom	0.1
Office Furnishings-Original	0.1
Electric-Generation	0.1
Cellular Telecom	0.1
Medical-Nursing Homes	0.1
Oil & Gas Drilling	0.1
Retail-Drug Store	0.1
Linen Supply & Related Items	0.1
Banks-Mortgage	0.1
Transport-Marine	0.1
Electronic Security Devices	0.1
Identification Systems	0.1
Poultry	0.1
Lasers-System/Components	0.1
Retail-Misc./Diversified	0.1
Machinery-Electrical	0.1
Aerospace/Defense	0.1
Independent Power Producers	0.1
E-Marketing/Info	0.1
Theaters	0.1
Medical Imaging Systems	0.1
Diversified Minerals	0.1
Cable/Satellite TV	0.1
Retail-Bookstores	0.1
Filtration/Separation Products	0.1
Containers-Paper/Plastic	0.1
Casino Hotels	0.1
Medical-Wholesale Drug Distribution	0.1
Vitamins & Nutrition Products	0.1
Travel Services	0.1
Wire & Cable Products	0.1
Computers-Periphery Equipment	0.1
Retail-Discount	0.1
Insurance-Reinsurance	0.1
Storage/Warehousing	0.1
Rubber-Tires	0.1
Tobacco	0.1
Broadcast Services/Program	0.1
Golf	0.1
Circuit Boards	0.1
Multimedia	0.1
Dental Supplies & Equipment	0.1
Beverages-Non-alcoholic	0.1
Physical Therapy/Rehabilitation Centers	0.1
Transport-Air Freight	0.1%
X-Ray Equipment	0.1
Hazardous Waste Disposal	0.1
Computers-Other	0.1
Funeral Services & Related Items	0.1
Non-Ferrous Metals	0.1
Banks-Super Regional	0.1
Insurance Brokers	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Advanced Materials — 0.0%
Haynes International, Inc.	1,475	$48,424
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,510	171,709
National Presto Industries, Inc.	592	64,262
		235,971
Aerospace/Defense-Equipment — 1.9%
AAR Corp.	3,846	125,033
Aerojet Rocketdyne Holdings, Inc.†	8,499	301,969
Barnes Group, Inc.	5,568	286,251
HEICO Corp.	35,749	3,391,508
Kaman Corp.	3,284	191,917
Moog, Inc., Class A	5,423	471,530
Triumph Group, Inc.	5,877	112,016
		4,880,224
Agricultural Operations — 0.0%
Andersons, Inc.	3,102	99,977
Airlines — 0.3%
Allegiant Travel Co.	1,516	196,277
Hawaiian Holdings, Inc.	5,706	149,782
SkyWest, Inc.	6,085	330,355
		676,414
Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	5,400	793,746
Oxford Industries, Inc.	1,998	150,369
		944,115
Appliances — 0.6%
Hamilton Beach Brands Holding Co., Class A	2,200	47,212
iRobot Corp.†	12,170	1,432,287
		1,479,499
Applications Software — 0.7%
Brightcove, Inc.†	18,900	158,949
Ebix, Inc.	2,592	127,967
PDF Solutions, Inc.†	3,271	40,397
RealPage, Inc.†	22,603	1,371,776
Telenav, Inc.†	28,600	173,602
		1,872,691
Athletic Equipment — 1.1%
Fox Factory Holding Corp.†	40,887	2,857,592
Nautilus, Inc.†	3,487	19,388
Vista Outdoor, Inc.†	6,787	54,364
		2,931,344
Audio/Video Products — 0.2%
Daktronics, Inc.	4,668	34,777
Sonos, Inc.†	47,500	488,775
Universal Electronics, Inc.†	1,627	60,443
		583,995
Auto Repair Centers — 0.1%
Monro, Inc.	3,901	337,515
Auto-Truck Trailers — 0.2%
Wabash National Corp.	45,899	621,931
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	13,167	$188,420
Cooper-Standard Holdings, Inc.†	1,911	89,740
Garrett Motion, Inc.†	8,723	128,490
Gentherm, Inc.†	3,966	146,187
Meritor, Inc.†	9,100	185,185
Methode Electronics, Inc.	4,359	125,452
Superior Industries International, Inc.	2,713	12,914
Tenneco, Inc., Class A	26,600	589,456
Titan International, Inc.	5,931	35,408
		1,501,252
Auto/Truck Parts & Equipment-Replacement — 0.2%
Douglas Dynamics, Inc.	12,800	487,296
Motorcar Parts of America, Inc.†	2,217	41,835
Standard Motor Products, Inc.	2,379	116,809
		645,940
B2B/E-Commerce — 1.3%
ePlus, Inc.†	38,149	3,377,712
Banks-Commercial — 7.1%
1st Source Corp.	2,740	123,053
Allegiance Bancshares, Inc.†	21,160	713,515
Ameris Bancorp	4,702	161,514
BancFirst Corp.	8,400	438,060
BancorpSouth Bank	11,300	318,886
Banner Corp.	21,882	1,185,348
Cadence BanCorp	700	12,985
Cathay General Bancorp	4,400	149,204
Central Pacific Financial Corp.	17,101	493,193
Central Valley Community Bancorp	1,000	19,550
Citizens & Northern Corp.	1,100	27,544
City Holding Co.	4,757	362,436
Columbia Banking System, Inc.	19,534	638,567
Community Bank System, Inc.	6,048	361,489
Customers Bancorp, Inc.†	3,370	61,705
CVB Financial Corp.	30,341	638,678
Eagle Bancorp, Inc.†	3,731	187,296
East West Bancorp, Inc.	155	7,435
Enterprise Financial Services Corp.	2,600	106,002
Fidelity Southern Corp.	2,604	71,324
First BanCorp./Puerto Rico	25,601	293,387
First Commonwealth Financial Corp.	30,124	379,562
First Community Bankshares, Inc.	1,200	39,768
First Financial Bancorp	11,595	278,976
First Hawaiian, Inc.	4,000	104,200
First Interstate BancSystem, Inc., Class A	2,800	111,496
First Midwest Bancorp, Inc.	12,592	257,632
Franklin Financial Network, Inc.	1,439	41,745
Glacier Bancorp, Inc.	9,961	399,137
Great Western Bancorp, Inc.	8,110	256,195
Hanmi Financial Corp.	3,644	77,508
Heritage Financial Corp.	3,912	117,908
Home BancShares, Inc.	69,790	1,226,210
HomeStreet, Inc.†	3,181	83,819
Hope Bancorp, Inc.	23,237	303,940

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Independent Bank Corp./ Massachusetts	4,646	$376,373
Independent Bank Corp./Michigan	5,300	113,950
LegacyTexas Financial Group, Inc.	49,106	1,836,073
NBT Bancorp, Inc.	5,153	185,560
OFG Bancorp	6,738	133,345
Old National Bancorp	17,752	291,133
Opus Bank	2,546	50,411
PacWest Bancorp	3,000	112,830
Preferred Bank	1,643	73,886
S&T Bancorp, Inc.	4,079	161,243
Seacoast Banking Corp. of Florida†	6,048	159,365
ServisFirst Bancshares, Inc.	5,420	182,979
Simmons First National Corp., Class A	16,155	395,474
South State Corp.	700	47,838
Southside Bancshares, Inc.	3,732	124,014
TCF Financial Corp.	11,400	235,866
Tompkins Financial Corp.	1,462	111,214
Triumph Bancorp, Inc.†	2,895	85,084
TrustCo Bank Corp.	11,401	88,472
Trustmark Corp.	27,700	931,551
UMB Financial Corp.	2,700	172,908
Union Bankshares Corp.	2,263	73,163
United Bankshares, Inc.	8,100	293,544
United Community Banks, Inc.	9,340	232,846
Veritex Holdings, Inc.	40,862	989,678
Webster Financial Corp.	2,600	131,742
West Bancorporation, Inc.	1,850	38,258
Westamerica Bancorporation	13,769	850,924
		18,528,991
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	3,392	111,664
Walker & Dunlop, Inc.	3,281	167,036
		278,700
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,055	134,869
Batteries/Battery Systems — 0.6%
EnerSys	23,422	1,526,178
Beverages-Non-alcoholic — 0.1%
Coca-Cola Consolidated, Inc.	547	157,443
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,499	115,648
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	12,000	169,200
Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,769	146,173
Gibraltar Industries, Inc.†	3,782	153,587
Louisiana-Pacific Corp.	8,000	195,040
Patrick Industries, Inc.†	32,119	1,455,633
PGT Innovations, Inc.†	6,845	94,803
Simpson Manufacturing Co., Inc.	4,756	281,888
		2,327,124
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.8%
Comfort Systems USA, Inc.	8,745	$458,151
EMCOR Group, Inc.	16,400	1,198,512
MYR Group, Inc.†	7,452	258,063
TopBuild Corp.†	4,097	265,567
		2,180,293
Building Products-Air & Heating — 0.2%
AAON, Inc.	4,778	220,648
SPX Corp.†	5,126	178,334
		398,982
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	14,900	369,371
US Concrete, Inc.†	1,864	77,207
		446,578
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,203	120,081
Griffon Corp.	4,078	75,361
Masonite International Corp.†	5,200	259,428
		454,870
Building Products-Wood — 0.8%
Boise Cascade Co.	9,462	253,203
Universal Forest Products, Inc.	64,756	1,935,557
		2,188,760
Building-Heavy Construction — 0.2%
Aegion Corp.†	3,745	65,800
Arcosa, Inc.	5,731	175,082
MasTec, Inc.†	5,900	283,790
Orion Group Holdings, Inc.†	3,414	9,969
Sterling Construction Co., Inc.†	8,200	102,664
		637,305
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	10,603	385,419
Building-Mobile Home/Manufactured Housing — 1.2%
Cavco Industries, Inc.†	7,395	869,135
LCI Industries	28,732	2,207,192
Winnebago Industries, Inc.	3,434	106,969
		3,183,296
Building-Residential/Commercial — 1.5%
Installed Building Products, Inc.†	34,982	1,696,627
KB Home	46,800	1,131,156
LGI Homes, Inc.†	2,194	132,166
M/I Homes, Inc.†	3,243	86,329
MDC Holdings, Inc.	5,783	168,054
Meritage Homes Corp.†	4,224	188,855
Taylor Morrison Home Corp., Class A†	23,100	410,025
TRI Pointe Group, Inc.†	6,400	80,896
William Lyon Homes, Class A†	3,852	59,205
		3,953,313
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	23,200	211,120
Capacitors — 0.0%
KEMET Corp.	6,810	115,566

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp.	7,400	$202,464
Cellular Telecom — 0.1%
8x8, Inc.†	11,273	227,715
ATN International, Inc.	1,282	72,292
		300,007
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	3,421	97,738
Innophos Holdings, Inc.	2,311	69,653
Innospec, Inc.	2,879	239,965
Koppers Holdings, Inc.†	2,422	62,923
Quaker Chemical Corp.	1,572	314,919
		785,198
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,807	78,743
Chemicals-Other — 0.0%
American Vanguard Corp.	3,144	54,140
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	3,640	1,086
PolyOne Corp.	2,100	61,551
		62,637
Chemicals-Specialty — 1.5%
Balchem Corp.	25,406	2,357,677
Ferro Corp.†	9,812	185,741
H.B. Fuller Co.	5,993	291,500
Hawkins, Inc.	1,133	41,728
Kraton Corp.†	3,762	121,061
Minerals Technologies, Inc.	3,700	217,523
OMNOVA Solutions, Inc.†	15,900	111,618
Rogers Corp.†	2,173	345,246
Stepan Co.	2,388	208,998
		3,881,092
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,270	35,639
TTM Technologies, Inc.†	10,948	128,420
		164,059
Coal — 0.5%
Arch Coal, Inc., Class A	4,300	392,461
CONSOL Energy, Inc.†	3,233	110,633
NACCO Industries, Inc., Class A	2,885	110,265
Peabody Energy Corp.	8,500	240,805
SunCoke Energy, Inc.†	7,822	66,409
Warrior Met Coal, Inc.	14,500	440,800
		1,361,373
Commercial Services — 0.3%
Care.com, Inc.†	3,073	60,723
Forrester Research, Inc.	1,205	58,262
HMS Holdings Corp.†	10,049	297,551
Medifast, Inc.	2,099	267,727
Team, Inc.†	3,544	62,020
		746,283
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 1.0%
Cardtronics PLC, Class A†	4,416	$157,121
Euronet Worldwide, Inc.†	1,000	142,590
EVERTEC, Inc.	7,080	196,895
Green Dot Corp., Class A†	2,400	145,560
Travelport Worldwide, Ltd.	15,463	243,233
WEX, Inc.†	9,578	1,838,880
		2,724,279
Computer Aided Design — 0.3%
Altair Engineering, Inc., Class A†	3,800	139,878
Aspen Technology, Inc.†	5,050	526,513
		666,391
Computer Data Security — 0.3%
OneSpan, Inc.†	3,697	71,056
Qualys, Inc.†	7,791	644,628
		715,684
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,841	96,287
Computer Services — 0.6%
CACI International, Inc., Class A†	1,000	182,020
ExlService Holdings, Inc.†	4,045	242,781
Insight Enterprises, Inc.†	4,184	230,371
Science Applications International Corp.	6,050	465,547
Sykes Enterprises, Inc.†	4,689	132,605
TTEC Holdings, Inc.	1,633	59,163
Unisys Corp.†	8,013	93,512
Virtusa Corp.†	3,244	173,392
		1,579,391
Computer Software — 1.2%
Box, Inc., Class A†	3,900	75,309
Cloudera, Inc.†	23,800	260,372
Envestnet, Inc.†	37,669	2,463,176
j2 Global, Inc.	2,300	199,180
TiVo Corp.	23,607	220,017
		3,218,054
Computers-Integrated Systems — 0.9%
Agilysys, Inc.†	2,080	44,034
Cray, Inc.†	4,819	125,535
Cubic Corp.	18,164	1,021,543
Diebold Nixdorf, Inc.†	9,023	99,885
Mercury Systems, Inc.†	5,711	365,961
MTS Systems Corp.	2,110	114,910
NetScout Systems, Inc.†	24,000	673,680
		2,445,548
Computers-Other — 0.1%
3D Systems Corp.†	13,474	144,980
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	6,725	180,903
Consulting Services — 0.7%
FTI Consulting, Inc.†	4,462	342,771
Huron Consulting Group, Inc.†	11,000	519,420
Kelly Services, Inc., Class A	3,675	81,071
Navigant Consulting, Inc.	44,675	869,822
		1,813,084

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 1.0%
Central Garden & Pet Co.†	1,217	$31,107
Central Garden & Pet Co., Class A†	4,835	112,414
Helen of Troy, Ltd.†	17,364	2,013,529
Quanex Building Products Corp.	3,924	62,352
WD-40 Co.	1,629	276,018
		2,495,420
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	9,700	122,511
Multi-Color Corp.	1,644	82,019
		204,530
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	52,138	153,286
Edgewell Personal Care Co.†	2,400	105,336
Inter Parfums, Inc.	2,038	154,623
		413,245
Data Processing/Management — 0.2%
Bottomline Technologies, Inc.†	4,415	221,147
CommVault Systems, Inc.†	3,500	226,590
CSG Systems International, Inc.	3,887	164,420
		612,157
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	7,400	161,690
Diagnostic Equipment — 0.2%
BioTelemetry, Inc.†	3,961	248,038
Repligen Corp.†	4,607	272,181
		520,219
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	16,507	290,688
OraSure Technologies, Inc.†	7,267	81,027
		371,715
Disposable Medical Products — 0.3%
CONMED Corp.	3,052	253,865
Merit Medical Systems, Inc.†	6,470	400,040
Utah Medical Products, Inc.	1,000	88,250
		742,155
Distribution/Wholesale — 2.2%
Anixter International, Inc.†	3,393	190,381
Core-Mark Holding Co., Inc.	10,206	378,949
Dorman Products, Inc.†	34,664	3,053,552
Fossil Group, Inc.†	27,378	375,626
G-III Apparel Group, Ltd.†	4,944	197,562
H&E Equipment Services, Inc.	43,112	1,082,542
ScanSource, Inc.†	3,029	108,499
Titan Machinery, Inc.†	8,900	138,484
Veritiv Corp.†	5,199	136,838
		5,662,433
Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	18,203	443,607
EnPro Industries, Inc.	2,449	157,838
Fabrinet†	9,442	494,383
Federal Signal Corp.	7,088	184,217
Harsco Corp.†	17,274	348,244
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†	2,410	$15,038
Lydall, Inc.†	2,068	48,515
Standex International Corp.	1,491	109,440
Tredegar Corp.	3,010	48,582
		1,849,864
Diversified Minerals — 0.1%
Livent Corp.†	17,205	211,277
Diversified Operations/Commercial Services — 0.7%
Colliers International Group, Inc.	27,023	1,804,055
Viad Corp.	2,381	134,027
		1,938,082
Drug Delivery Systems — 0.0%
Assertio Therapeutics, Inc.†	7,535	38,202
E-Commerce/Services — 0.6%
Groupon, Inc.†	27,000	95,850
Liberty Expedia Holdings, Inc., Class A†	23,400	1,001,520
Shutterfly, Inc.†	4,015	163,170
Shutterstock, Inc.	2,191	102,166
Stamps.com, Inc.†	1,942	158,098
Upwork, Inc.†	6,300	120,582
		1,641,386
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,140	24,209
New Media Investment Group, Inc.	13,018	136,689
QuinStreet, Inc.†	4,578	61,300
		222,198
E-Services/Consulting — 0.2%
Perficient, Inc.†	21,310	583,681
Electric Products-Misc. — 0.0%
Graham Corp.	1,900	37,297
Electric-Distribution — 0.2%
Portland General Electric Co.	9,300	482,112
Spark Energy, Inc., Class A	13,900	123,849
		605,961
Electric-Generation — 0.1%
Atlantic Power Corp.†	119,258	300,530
Electric-Integrated — 0.5%
Avista Corp.	7,744	314,561
Black Hills Corp.	2,500	185,175
El Paso Electric Co.	10,101	594,141
PNM Resources, Inc.	3,900	184,626
		1,278,503
Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.†	4,502	223,659
Applied Optoelectronics, Inc.†	2,226	27,157
Bel Fuse, Inc., Class B	2,287	57,815
Benchmark Electronics, Inc.	12,891	338,389
Comtech Telecommunications Corp.	2,817	65,411
Knowles Corp.†	10,632	187,442
OSI Systems, Inc.†	7,681	672,856
Plexus Corp.†	3,643	222,041
Sanmina Corp.†	8,064	232,647
SMART Global Holdings, Inc.†	1,481	28,435
		2,055,852

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	35,500	$303,170
CEVA, Inc.†	2,581	69,584
CTS Corp.	3,858	113,309
Diodes, Inc.†	4,817	167,150
DSP Group, Inc.†	2,276	32,023
Kopin Corp.†	7,908	10,597
Photronics, Inc.†	7,901	74,664
Rambus, Inc.†	103,550	1,082,098
Rudolph Technologies, Inc.†	3,642	83,038
Semtech Corp.†	7,755	394,807
Synaptics, Inc.†	12,200	484,950
Xperi Corp.	38,533	901,672
		3,717,062
Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,431	190,901
FARO Technologies, Inc.†	2,033	89,269
Itron, Inc.†	3,960	184,734
Stoneridge, Inc.†	17,200	496,392
		961,296
Electronic Parts Distribution — 0.4%
Tech Data Corp.†	9,850	1,008,738
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,145	269,011
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	13,141	176,090
Green Plains, Inc.	4,546	75,827
Renewable Energy Group, Inc.†	19,596	430,328
REX American Resources Corp.†	6,446	519,612
SolarEdge Technologies, Inc.†	5,234	197,217
		1,399,074
Engineering/R&D Services — 1.1%
Exponent, Inc.	49,574	2,861,411
VSE Corp.	3,100	97,898
		2,959,309
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,962	58,700
Enterprise Software/Service — 2.1%
Blackline, Inc.†	2,900	134,328
Domo, Inc., Class B†	4,600	185,518
Donnelley Financial Solutions, Inc.†	10,121	150,600
LivePerson, Inc.†	6,932	201,167
Manhattan Associates, Inc.†	2,300	126,753
ManTech International Corp., Class A	3,133	169,245
MicroStrategy, Inc., Class A†	1,871	269,892
Omnicell, Inc.†	17,806	1,439,437
Progress Software Corp.	20,621	914,954
SPS Commerce, Inc.†	4,493	476,527
Tyler Technologies, Inc.†	7,091	1,449,400
		5,517,821
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,507	387,752
Security Description	Shares	Value (Note 2)
Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	3,054	$204,710
Finance-Auto Loans — 1.4%
Credit Acceptance Corp.†	8,253	3,729,778
Finance-Consumer Loans — 0.8%
Encore Capital Group, Inc.†	3,021	82,262
Enova International, Inc.†	3,947	90,071
Nelnet, Inc., Class A	650	35,795
PRA Group, Inc.†	63,815	1,710,880
World Acceptance Corp.†	771	90,307
		2,009,315
Finance-Credit Card — 0.0%
Meta Financial Group, Inc.	3,252	63,999
Finance-Investment Banker/Broker — 0.5%
Cowen, Inc.†	3,700	53,613
Diamond Hill Investment Group, Inc.	5,722	801,080
Greenhill & Co., Inc.	2,073	44,590
Houlihan Lokey, Inc.	7,400	339,290
INTL. FCStone, Inc.†	1,889	73,218
Piper Jaffray Cos.	1,725	125,632
		1,437,423
Finance-Other Services — 0.2%
Deluxe Corp.	5,500	240,460
WageWorks, Inc.†	8,551	322,886
		563,346
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	26,800	255,136
MGIC Investment Corp.†	11,600	153,004
NMI Holdings, Inc., Class A†	13,228	342,208
Radian Group, Inc.	3,000	62,220
		812,568
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	6,933	377,225
Sturm Ruger & Co., Inc.	2,057	109,062
		486,287
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,780	43,788
Food-Dairy Products — 0.0%
Dean Foods Co.	24,177	73,256
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	7,735	188,889
Cal-Maine Foods, Inc.	3,564	159,061
J&J Snack Foods Corp.	1,771	281,306
John B. Sanfilippo & Son, Inc.	1,036	74,457
		703,713
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,843	154,536
Chefs' Warehouse, Inc.†	2,720	84,456
SpartanNash Co.	4,237	67,241
United Natural Foods, Inc.†	6,047	79,941
		386,174

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	21,265	$547,574
Steven Madden, Ltd.	9,213	311,768
Weyco Group, Inc.	600	18,576
Wolverine World Wide, Inc.	10,785	385,348
		1,263,266
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,756	138,784
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,394	61,224
Gas-Distribution — 0.3%
Northwest Natural Holding Co.	4,705	308,789
South Jersey Industries, Inc.	10,879	348,890
Southwest Gas Holdings, Inc.	2,700	222,102
		879,781
Golf — 0.1%
Callaway Golf Co.	10,468	166,755
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,601	145,604
Health Care Cost Containment — 0.0%
CorVel Corp.†	1,076	70,198
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	2,913	55,726
Hooker Furniture Corp.	18,344	528,857
Sleep Number Corp.†	14,797	695,459
		1,280,042
Hotels/Motels — 0.2%
Belmond, Ltd., Class A†	10,569	263,485
Marcus Corp.	2,538	101,647
Red Lion Hotels Corp.†	9,700	78,376
		443,508
Human Resources — 4.3%
AMN Healthcare Services, Inc.†	51,028	2,402,908
ASGN, Inc.†	41,474	2,633,184
Barrett Business Services, Inc.	8,996	695,661
Cross Country Healthcare, Inc.†	25,159	176,868
Heidrick & Struggles International, Inc.	3,437	131,740
Insperity, Inc.	29,050	3,592,323
Kforce, Inc.	7,200	252,864
Korn Ferry	6,679	299,086
Resources Connection, Inc.	3,514	58,121
TrueBlue, Inc.†	13,023	307,864
Willdan Group, Inc.†	19,902	737,767
		11,288,386
Identification Systems — 0.1%
Brady Corp., Class A	5,789	268,667
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	4,900	71,246
Clearway Energy, Inc., Class C	10,700	161,677
		232,923
Security Description	Shares	Value (Note 2)
Industrial Audio & Video Products — 0.0%
Turtle Beach Corp.†	4,300	$48,848
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,620	59,160
Instruments-Controls — 0.1%
Control4 Corp.†	3,125	52,906
Watts Water Technologies, Inc., Class A	3,255	263,069
		315,975
Insurance Brokers — 0.1%
eHealth, Inc.†	2,162	134,779
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,565	312,486
CNO Financial Group, Inc.	13,200	213,576
Primerica, Inc.	4,200	513,030
		1,039,092
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,830	170,064
Kemper Corp.	1,600	121,824
United Fire Group, Inc.	2,515	109,931
		401,819
Insurance-Property/Casualty — 3.3%
Ambac Financial Group, Inc.†	6,143	111,311
AMERISAFE, Inc.	23,356	1,387,346
Employers Holdings, Inc.	3,869	155,186
First American Financial Corp.	1,800	92,700
HCI Group, Inc.	799	34,141
James River Group Holdings, Ltd.	3,543	142,003
Kinsale Capital Group, Inc.	4,300	294,851
National General Holdings Corp.	80,871	1,919,069
Navigators Group, Inc.	4,241	296,319
ProAssurance Corp.	9,621	332,983
RLI Corp.	39,952	2,866,556
Safety Insurance Group, Inc.	1,711	149,096
Selective Insurance Group, Inc.	6,949	439,733
Stewart Information Services Corp.	2,796	119,361
United Insurance Holdings Corp.	2,533	40,275
Universal Insurance Holdings, Inc.	6,984	216,504
		8,597,434
Insurance-Reinsurance — 0.1%
Global Indemnity, Ltd.	1,000	30,380
Third Point Reinsurance, Ltd.†	14,318	148,621
		179,001
Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	14,272	774,256
Internet Content-Information/News — 0.3%
HealthStream, Inc.†	7,744	217,297
TechTarget, Inc.†	2,587	42,090
Yelp, Inc.†	18,400	634,800
		894,187

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security — 0.1%
Proofpoint, Inc.†	1,975	$239,824
Zix Corp.†	20,600	141,728
		381,552
Investment Companies — 0.0%
BrightSphere Investment Group PLC	2,000	27,120
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	37,534	944,731
Blucora, Inc.†	5,681	189,632
Boston Private Financial Holdings, Inc.	9,872	108,197
Stifel Financial Corp.	5,550	292,818
Virtus Investment Partners, Inc.	826	80,576
Waddell & Reed Financial, Inc., Class A	8,995	155,523
WisdomTree Investments, Inc.	13,895	98,099
		1,869,576
Lasers-System/Components — 0.1%
II-VI, Inc.†	7,022	261,499
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,819	279,217
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,687	101,461
Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	600	7,752
Franklin Electric Co., Inc.	4,526	231,233
		238,985
Machinery-Farming — 0.9%
Alamo Group, Inc.	23,408	2,339,396
Lindsay Corp.	1,271	123,020
		2,462,416
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,418	244,695
Applied Industrial Technologies, Inc.	4,568	271,659
Chart Industries, Inc.†	3,724	337,096
DXP Enterprises, Inc.†	7,984	310,737
Kadant, Inc.	3,700	325,452
Tennant Co.	2,135	132,562
		1,622,201
Machinery-Pumps — 0.2%
CSW Industrials, Inc.†	5,500	315,095
SPX FLOW, Inc.†	5,015	159,979
		475,074
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	8,643	211,581
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	26,000	248,040
Computer Programs & Systems, Inc.	1,411	41,893
NextGen Healthcare, Inc.†	5,639	94,904
Tabula Rasa HealthCare, Inc.†	2,067	116,620
		501,457
Security Description	Shares	Value (Note 2)
Medical Instruments — 0.4%
AngioDynamics, Inc.†	20,076	$458,937
Natus Medical, Inc.†	3,980	101,013
NuVasive, Inc.†	7,200	408,888
		968,838
Medical Labs & Testing Services — 0.8%
Medpace Holdings, Inc.†	33,565	1,979,328
SI-BONE, Inc.†	900	16,956
		1,996,284
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,639	28,945
Medical Products — 1.0%
Axonics Modulation Technologies, Inc.†	700	16,765
Cardiovascular Systems, Inc.†	4,104	158,661
CryoLife, Inc.†	4,014	117,088
Integer Holdings Corp.†	16,350	1,233,117
Invacare Corp.	3,912	32,744
LeMaitre Vascular, Inc.	1,869	57,939
Luminex Corp.	9,196	211,600
Nevro Corp.†	3,800	237,538
Orthofix Medical, Inc.†	4,796	270,542
Surmodics, Inc.†	1,589	69,090
Tactile Systems Technology, Inc.†	2,010	105,967
		2,511,051
Medical-Biomedical/Gene — 2.1%
ACADIA Pharmaceuticals, Inc.†	10,300	276,555
Achillion Pharmaceuticals, Inc.†	27,268	80,713
Acorda Therapeutics, Inc.†	4,659	61,918
Alder Biopharmaceuticals, Inc.†	11,800	161,070
AMAG Pharmaceuticals, Inc.†	5,391	69,436
Amicus Therapeutics, Inc.†	18,900	257,040
ANI Pharmaceuticals, Inc.†	978	68,988
Aptinyx, Inc.†	7,500	30,375
Arena Pharmaceuticals, Inc.†	5,730	256,876
Atara Biotherapeutics, Inc.†	6,200	246,450
Biohaven Pharmaceutical Holding Co., Ltd.†	7,000	360,290
Bluebird Bio, Inc.†	1,000	157,330
Cambrex Corp.†	3,961	153,885
Cymabay Therapeutics, Inc.†	14,700	195,216
CytomX Therapeutics, Inc.†	6,400	68,800
Emergent BioSolutions, Inc.†	5,310	268,261
Forty Seven, Inc.†	12,000	193,920
Homology Medicines, Inc.†	3,900	108,147
Innoviva, Inc.†	7,984	112,016
Intercept Pharmaceuticals, Inc.†	2,300	257,278
Medicines Co.†	7,747	216,529
Menlo Therapeutics, Inc.†	5,100	40,035
Myriad Genetics, Inc.†	16,335	542,322
NeoGenomics, Inc.†	11,144	228,006
NewLink Genetics Corp.†	6,486	12,518
Puma Biotechnology, Inc.†	4,400	170,676
REGENXBIO, Inc.†	7,530	431,544
resTORbio, Inc.†	3,800	25,916
Sangamo Therapeutics, Inc.†	3,700	35,298

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Selecta Biosciences, Inc.†	5,800	$13,746
Solid Biosciences, Inc.†	6,000	55,200
Spectrum Pharmaceuticals, Inc.†	12,432	132,898
Synlogic, Inc.†	12,300	93,357
TCR2 Therapeutics, Inc.†	4,800	83,664
Twist Bioscience Corp.†	4,000	92,720
Y-mAbs Therapeutics, Inc.†	700	18,347
		5,577,340
Medical-Drugs — 1.8%
Aimmune Therapeutics, Inc.†	6,200	138,570
Akorn, Inc.†	11,099	39,069
Alector, Inc.†	2,500	46,800
Amphastar Pharmaceuticals, Inc.†	4,074	83,232
Athenex, Inc.†	15,000	183,750
Clovis Oncology, Inc.†	8,600	213,452
Corcept Therapeutics, Inc.†	12,303	144,437
Cytokinetics, Inc.†	6,447	52,156
Eagle Pharmaceuticals, Inc.†	2,714	137,030
Enanta Pharmaceuticals, Inc.†	1,856	177,285
Global Blood Therapeutics, Inc.†	6,200	328,166
Gritstone Oncology, Inc.†	2,800	37,240
Horizon Pharma PLC†	11,900	314,517
Lannett Co., Inc.†	27,028	212,710
Mallinckrodt PLC†	5,600	121,744
MyoKardia, Inc.†	6,600	343,134
Paratek Pharmaceuticals, Inc.†	15,100	80,936
Phibro Animal Health Corp., Class A	2,390	78,870
Prestige Consumer Healthcare, Inc.†	9,900	296,109
Principia Biopharma, Inc.†	6,900	234,600
Progenics Pharmaceuticals, Inc.†	9,963	46,228
Reata Pharmaceuticals, Inc., Class A†	2,768	236,581
Seres Therapeutics, Inc.†	32,600	223,962
Supernus Pharmaceuticals, Inc.†	6,166	216,057
Sutro Biopharma, Inc.†	2,200	25,058
TG Therapeutics, Inc.†	13,300	106,932
Vanda Pharmaceuticals, Inc.†	15,804	290,794
Voyager Therapeutics, Inc.†	10,200	195,228
		4,604,647
Medical-Generic Drugs — 0.2%
Arvinas, Inc.†	200	2,952
Endo International PLC†	45,336	364,048
Momenta Pharmaceuticals, Inc.†	11,609	168,679
		535,679
Medical-HMO — 0.3%
Magellan Health, Inc.†	2,819	185,829
Tivity Health, Inc.†	14,468	254,058
Triple-S Management Corp., Class B†	18,000	410,760
		850,647
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	29,897	111,516
Quorum Health Corp.†	16,656	23,318
Select Medical Holdings Corp.†	12,752	179,676
Surgery Partners, Inc.†	7,400	83,472
Tenet Healthcare Corp.†	8,400	242,256
		640,238
Security Description	Shares	Value (Note 2)
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,837	$298,796
Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,189	75,608
Amedisys, Inc.†	3,050	375,943
LHC Group, Inc.†	3,442	381,580
Providence Service Corp.†	1,301	86,673
		919,804
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	6,670	38,753
Owens & Minor, Inc.	38,138	156,366
		195,119
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	3,074	125,819
CIRCOR International, Inc.†	2,340	76,284
LB Foster Co., Class A†	1,200	22,584
Mueller Industries, Inc.	6,673	209,132
		433,819
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,077	17,092
Worthington Industries, Inc.	8,900	332,148
		349,240
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,814	51,628
Kaiser Aluminum Corp.	2,597	271,984
		323,612
Miscellaneous Manufacturing — 1.0%
FreightCar America, Inc.†	148	912
Hillenbrand, Inc.	17,519	727,564
John Bean Technologies Corp.	21,297	1,956,981
		2,685,457
Motion Pictures & Services — 0.0%
Eros International PLC†	644	5,886
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	7,000	86,730
Multimedia — 0.1%
E.W. Scripps Co., Class A	6,642	139,482
Entravision Communications Corp., Class A	7,500	24,300
		163,782
Networking Products — 0.2%
Extreme Networks, Inc.†	13,760	103,062
Infinera Corp.†	37,300	161,882
NeoPhotonics Corp.†	13,300	83,657
NETGEAR, Inc.†	3,713	122,975
		471,576
Non-Ferrous Metals — 0.1%
Materion Corp.	2,385	136,088
Office Furnishings-Original — 0.1%
HNI Corp.	5,400	195,966
Interface, Inc.	7,006	107,332
		303,298

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	59,300	$507,608
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	7,612	79,850
Nabors Industries, Ltd.	38,477	132,361
Noble Corp. PLC†	29,309	84,117
		296,328
Oil Companies-Exploration & Production — 0.9%
Bonanza Creek Energy, Inc.†	2,205	50,031
Carrizo Oil & Gas, Inc.†	10,042	125,224
Denbury Resources, Inc.†	108,561	222,550
Gulfport Energy Corp.†	44,979	360,732
HighPoint Resources Corp.†	13,024	28,783
Laredo Petroleum, Inc.†	17,918	55,367
PDC Energy, Inc.†	7,795	317,101
Penn Virginia Corp.†	1,584	69,854
Ring Energy, Inc.†	7,004	41,113
SRC Energy, Inc.†	28,667	146,775
Unit Corp.†	8,575	122,108
W&T Offshore, Inc.†	67,300	464,370
Whiting Petroleum Corp.†	10,723	280,299
		2,284,307
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	15,988	733,050
Exterran Corp.†	3,705	62,429
Natural Gas Services Group, Inc.†	150	2,596
US Silica Holdings, Inc.	8,621	149,661
		947,736
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	800	31,248
CVR Energy, Inc.	5,700	234,840
Murphy USA, Inc.†	3,400	291,108
Par Pacific Holdings, Inc.†	3,530	62,869
		620,065
Oil-Field Services — 1.0%
Archrock, Inc.	15,369	150,309
C&J Energy Services, Inc.†	7,240	112,365
CARBO Ceramics, Inc.†	2,549	8,921
Era Group, Inc.†	2,411	27,823
FTS International, Inc.†	7,000	70,000
Gulf Island Fabrication, Inc.†	1,634	14,984
Helix Energy Solutions Group, Inc.†	16,482	130,373
KLX Energy Services Holdings, Inc.†	11,938	300,121
Matrix Service Co.†	23,656	463,184
MRC Global, Inc.†	23,000	402,040
Newpark Resources, Inc.†	10,638	97,444
Nine Energy Service, Inc.†	123	2,786
NOW, Inc.†	24,400	340,624
Oil States International, Inc.†	7,129	120,908
Pioneer Energy Services Corp.†	9,246	16,365
ProPetro Holding Corp.†	8,743	197,067
Superior Energy Services, Inc.†	18,376	85,816
TETRA Technologies, Inc.†	14,814	34,665
		2,575,795
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	1,940	$37,791
Domtar Corp.	2,100	104,265
Mercer International, Inc.	5,071	68,509
Neenah, Inc.	19,680	1,266,605
P.H. Glatfelter Co.	5,187	73,240
Schweitzer-Mauduit International, Inc.	3,641	140,980
Verso Corp., Class A†	19,000	406,980
		2,098,370
Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	55,904	1,210,322
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,495	157,020
Poultry — 0.1%
Sanderson Farms, Inc.	2,000	263,680
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	14,400	737,712
Powell Industries, Inc.	5,733	152,211
Vicor Corp.†	1,911	59,279
		949,202
Printing-Commercial — 0.1%
Ennis, Inc.	15,500	321,780
LSC Communications, Inc.	3,926	25,637
RR Donnelley & Sons Co.	8,302	39,185
		386,602
Professional Sports — 1.0%
Madison Square Garden Co., Class A†	9,209	2,699,434
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	43,500	316,245
Scholastic Corp.	3,284	130,572
Tribune Publishing Co.†	9,700	114,363
		561,180
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	58,789	619,636
Racetracks — 0.2%
Penn National Gaming, Inc.†	20,442	410,884
Real Estate Investment Trusts — 5.3%
Acadia Realty Trust	9,611	262,092
Agree Realty Corp.	4,428	307,038
Alexander & Baldwin, Inc.	2,256	57,393
American Assets Trust, Inc.	16,262	745,775
Americold Realty Trust	18,200	555,282
Apollo Commercial Real Estate Finance, Inc.	13,293	241,933
Armada Hoffler Properties, Inc.	5,932	92,480
ARMOUR Residential REIT, Inc.	6,916	135,070
Ashford Hospitality Trust, Inc.	32,800	155,800
Capstead Mtg. Corp.	13,981	120,097
CareTrust REIT, Inc.	10,470	245,626
CBL & Associates Properties, Inc.	20,442	31,685
Cedar Realty Trust, Inc.	10,151	34,513
Chatham Lodging Trust	5,487	105,570
Cherry Hill Mtg. Investment Corp.	5,700	98,154
Chesapeake Lodging Trust	7,161	199,147
Community Healthcare Trust, Inc.	2,096	75,225

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CorEnergy Infrastructure Trust, Inc.	467	$17,162
CoreSite Realty Corp.	7,100	759,842
Cousins Properties, Inc.	13,300	128,478
CubeSmart	3,500	112,140
DiamondRock Hospitality Co.	53,733	581,928
Dynex Capital, Inc.	2,200	13,398
Easterly Government Properties, Inc.	7,177	129,258
EastGroup Properties, Inc.	6,599	736,712
Equity LifeStyle Properties, Inc.	1,300	148,590
First Industrial Realty Trust, Inc.	2,600	91,936
Four Corners Property Trust, Inc.	8,055	238,428
Franklin Street Properties Corp.	12,637	90,860
GEO Group, Inc.	23,300	447,360
Getty Realty Corp.	3,997	128,024
Gladstone Commercial Corp.	1,000	20,770
Global Net Lease, Inc.	9,880	186,732
Granite Point Mtg. Trust, Inc.	6,027	111,921
Hersha Hospitality Trust	8,548	146,513
Highwoods Properties, Inc.	2,000	93,560
Hospitality Properties Trust	5,300	139,443
Independence Realty Trust, Inc.	10,518	113,489
Innovative Industrial Properties, Inc.	1,152	94,107
Invesco Mtg. Capital, Inc.	25,147	397,323
iStar, Inc.	8,032	67,629
Kite Realty Group Trust	9,878	157,949
Lexington Realty Trust	24,648	223,311
LTC Properties, Inc.	4,680	214,344
Mack-Cali Realty Corp.	4,700	104,340
National Retail Properties, Inc.	700	38,773
National Storage Affiliates Trust	6,682	190,504
New York Mortgage Trust, Inc.	21,871	133,194
NorthStar Realty Europe Corp.	5,870	101,903
Office Properties Income Trust	5,667	156,636
Pebblebrook Hotel Trust	23,200	720,592
Pennsylvania Real Estate Investment Trust	7,624	47,955
PennyMac Mtg. Investment Trust	8,008	165,846
Piedmont Office Realty Trust, Inc., Class A	9,800	204,330
PotlatchDeltic Corp.	2,900	109,591
PS Business Parks, Inc.	3,154	494,642
Redwood Trust, Inc.	11,385	183,868
Retail Opportunity Investments Corp.	13,433	232,928
RLJ Lodging Trust	2,900	50,953
RPT Realty	9,446	113,446
Saul Centers, Inc.	3,964	203,631
Summit Hotel Properties, Inc.	12,348	140,891
Taubman Centers, Inc.	1,700	89,896
Two Harbors Investment Corp.	27,018	365,554
Universal Health Realty Income Trust	1,490	112,808
Urstadt Biddle Properties, Inc., Class A	3,525	72,756
Washington Prime Group, Inc.	21,928	123,893
Washington Real Estate Investment Trust	9,420	267,340
Xenia Hotels & Resorts, Inc.	15,465	338,838
		13,819,195
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 1.9%
FirstService Corp.	35,900	$3,207,306
HFF, Inc., Class A	4,628	220,987
Marcus & Millichap, Inc.†	2,526	102,884
RE/MAX Holdings, Inc., Class A	36,465	1,405,361
		4,936,538
Real Estate Operations & Development — 0.0%
Whitestone REIT	4,688	56,350
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	5,280	110,194
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	45,659	1,251,513
Ascena Retail Group, Inc.†	20,475	22,113
Buckle, Inc.	3,350	62,712
Caleres, Inc.	5,053	124,759
Cato Corp., Class A	2,692	40,326
Chico's FAS, Inc.	13,729	58,623
Children's Place, Inc.	1,908	185,610
Designer Brands, Inc.	8,044	178,738
Express, Inc.†	8,076	34,565
Genesco, Inc.†	2,380	108,409
Guess?, Inc.	6,685	131,026
Shoe Carnival, Inc.	1,182	40,224
Tailored Brands, Inc.	17,104	134,095
Vera Bradley, Inc.†	2,492	33,019
		2,405,732
Retail-Appliances — 0.0%
Conn's, Inc.†	5,279	120,678
Retail-Automobile — 0.8%
Asbury Automotive Group, Inc.†	2,298	159,390
Group 1 Automotive, Inc.	2,053	132,829
Lithia Motors, Inc., Class A	20,371	1,889,410
Sonic Automotive, Inc., Class A	2,805	41,542
		2,223,171
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	40,616	170,587
Barnes & Noble, Inc.	6,726	36,522
		207,109
Retail-Building Products — 0.0%
Tile Shop Holdings, Inc.	4,615	26,121
Retail-Discount — 0.1%
Big Lots, Inc.	4,720	179,454
Retail-Drug Store — 0.1%
Rite Aid Corp.†	455,500	289,243
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,373	34,067
Retail-Hair Salons — 0.0%
Regis Corp.†	3,556	69,947
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	2,236	48,924
Kirkland's, Inc.†	1,751	12,309
La-Z-Boy, Inc.	5,499	181,412
RH†	2,200	226,490
		469,135

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,944	$70,723
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,691	51,560
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	37,251	55,504
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	23,851	242,326
Retail-Office Supplies — 0.2%
Office Depot, Inc.	123,752	449,220
Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	6,184	57,635
FirstCash, Inc.	6,634	573,841
		631,476
Retail-Pet Food & Supplies — 0.8%
PetIQ, Inc.†	65,141	2,046,079
PetMed Express, Inc.	2,436	55,492
		2,101,571
Retail-Restaurants — 1.1%
BJ's Restaurants, Inc.	2,484	117,444
Bloomin' Brands, Inc.	27,500	562,375
Brinker International, Inc.	25,600	1,136,128
Chuy's Holdings, Inc.†	1,997	45,472
Dave & Buster's Entertainment, Inc.	4,554	227,108
Dine Brands Global, Inc.	2,066	188,605
El Pollo Loco Holdings, Inc.†	2,624	34,138
Fiesta Restaurant Group, Inc.†	2,749	36,039
Red Robin Gourmet Burgers, Inc.†	1,528	44,022
Ruth's Hospitality Group, Inc.	3,325	85,087
Shake Shack, Inc., Class A†	3,063	181,176
Wingstop, Inc.	3,457	262,836
		2,920,430
Retail-Sporting Goods — 0.3%
Hibbett Sports, Inc.†	14,755	336,562
Zumiez, Inc.†	14,526	361,552
		698,114
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,842	12,968
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,901	176,381
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	5,766	98,656
Proto Labs, Inc.†	3,180	334,345
Raven Industries, Inc.	4,237	162,574
Trinseo SA	11,950	541,335
		1,136,910
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	11,507	304,245
Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†	6,348	183,838
Banc of California, Inc.	5,026	69,560
BankFinancial Corp.	4,500	66,915
Berkshire Hills Bancorp, Inc.	4,776	130,098
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Brookline Bancorp, Inc.	9,400	$135,360
Capitol Federal Financial, Inc.	1,000	13,350
Dime Community Bancshares, Inc.	3,615	67,709
First Defiance Financial Corp.	2,000	57,480
Flushing Financial Corp.	3,700	81,141
Investors Bancorp, Inc.	12,400	146,940
Meridian Bancorp, Inc.	27,100	425,199
Northfield Bancorp, Inc.	33,072	459,701
Northwest Bancshares, Inc.	12,219	207,356
Oritani Financial Corp.	4,506	74,935
Pacific Premier Bancorp, Inc.	25,725	682,484
People's United Financial, Inc.	6,206	102,027
Provident Financial Services, Inc.	7,218	186,874
Washington Federal, Inc.	17,900	517,131
		3,608,098
Schools — 0.3%
American Public Education, Inc.†	1,935	58,282
Career Education Corp.†	8,222	135,827
K12, Inc.†	8,600	293,518
Strategic Education, Inc.	2,563	336,548
		824,175
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	4,900	14,357
Geospace Technologies Corp.†	1,607	20,795
		35,152
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	12,800	538,496
MaxLinear, Inc.†	7,459	190,428
Power Integrations, Inc.	3,406	238,216
		967,140
Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,837	77,200
Brooks Automation, Inc.	8,362	245,258
Cabot Microelectronics Corp.	3,412	382,008
Cohu, Inc.	20,396	300,841
FormFactor, Inc.†	8,777	141,222
Kulicke & Soffa Industries, Inc.	7,794	172,325
Nanometrics, Inc.†	2,883	89,027
Ultra Clean Holdings, Inc.†	4,598	47,589
Veeco Instruments, Inc.†	22,261	241,309
		1,696,779
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,628	50,260
Steel-Producers — 0.0%
AK Steel Holding Corp.†	37,276	102,509
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,266	178,728
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	2,500	93,350
Finisar Corp.†	13,894	321,924
Harmonic, Inc.†	10,450	56,639
Viavi Solutions, Inc.†	26,868	332,626
		804,539

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	8,389	$91,524
HC2 Holdings, Inc.†	30,100	73,745
Spok Holdings, Inc.	2,120	28,875
Vonage Holdings Corp.†	49,206	494,028
		688,172
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	5,630	77,131
Digi International, Inc.†	3,261	41,317
		118,448
Telephone-Integrated — 0.0%
Cincinnati Bell, Inc.†	5,932	56,591
Frontier Communications Corp.†	12,409	24,694
		81,285
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	12,300	473,304
Textile-Apparel — 0.0%
Unifi, Inc.†	1,712	33,127
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	14,300	212,355
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,675	50,652
Flexion Therapeutics, Inc.†	6,600	82,368
La Jolla Pharmaceutical Co.†	6,100	39,223
Mersana Therapeutics, Inc.†	40,487	212,962
Sarepta Therapeutics, Inc.†	1,650	196,663
Xencor, Inc.†	7,300	226,738
		808,606
Tobacco — 0.1%
Universal Corp.	2,942	169,547
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,751	36,142
Transactional Software — 0.4%
ACI Worldwide, Inc.†	25,700	844,759
Synchronoss Technologies, Inc.†	14,300	86,944
		931,703
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,034	153,399
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,812	122,861
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	276	1,772
SEACOR Holdings, Inc.†	6,532	276,173
		277,945
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	12,778	316,639
Forward Air Corp.	3,393	219,629
Hub Group, Inc., Class A†	4,020	164,217
Matson, Inc.	5,047	182,146
		882,631
Security Description	Shares	Value (Note 2)
Transport-Truck — 0.4%
ArcBest Corp.	16,213	$499,198
Covenant Transportation Group, Inc., Class A†	1,500	28,470
Heartland Express, Inc.	5,600	107,968
Marten Transport, Ltd.	4,558	81,269
Saia, Inc.†	3,046	186,111
Schneider National, Inc., Class B	2,700	56,835
YRC Worldwide, Inc.†	18,700	125,103
		1,084,954
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	13,200	187,308
Veterinary Diagnostics — 0.7%
Heska Corp.†	805	68,521
Neogen Corp.†	30,617	1,757,110
		1,825,631
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,800	95,382
USANA Health Sciences, Inc.†	1,100	92,257
		187,639
Water — 0.5%
American States Water Co.	12,534	893,674
California Water Service Group	5,665	307,496
		1,201,170
Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	11,700	84,825
NIC, Inc.	19,852	339,271
		424,096
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,460	140,761
Insteel Industries, Inc.	2,152	45,020
		185,781
Wireless Equipment — 0.0%
CalAmp Corp.†	4,037	50,785
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,492	152,189
Total Common Stocks (cost $218,221,416)		257,736,466
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P Small-Cap ETF (cost $628,376)	7,831	604,162
Total Long-Term Investment Securities (cost $218,849,792)		258,340,628

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Investor Class 2.31%(2)	1,740,027	$1,740,027
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.37% due 04/04/2019(3)	$100,000	99,980
Total Short-Term Investment Securities (cost $1,840,007)		1,840,007
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $634,026 and collateralized by $640,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $651,594 (cost $634,000)	634,000	634,000
TOTAL INVESTMENTS (cost $221,323,799)(4)	99.4%	260,814,635
Other assets less liabilities	0.6	1,589,290
NET ASSETS	100.0%	$262,403,925

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2019.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
34	Long	E-Mini Russell 2000 Index	June 2019	$2,620,053	$2,624,460	$4,407

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$61,551	$—	$1,086	$62,637
Other Industries	257,673,829	—	—	257,673,829
Exchange-Traded Funds	604,162	—	—	604,162
Short-Term Investment Securities:
Registered Investment Companies	1,740,027	—	—	1,740,027
U.S. Government Treasuries	—	99,980	—	99,980
Repurchase Agreements	—	634,000	—	634,000
Total Investments at Value	$260,079,569	$733,980	$1,086	$260,814,635
Other Financial Instruments:†
Futures Contracts	$4,407	$—	$—	$4,407

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation (depreciation) as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Medical-Drugs	9.1%
Banks-Commercial	7.5
Diversified Banking Institutions	4.1
Insurance-Life/Health	3.7
Oil Companies-Integrated	3.6
Food-Misc./Diversified	3.2
Cosmetics & Toiletries	2.8
Auto-Cars/Light Trucks	2.7
Telephone-Integrated	2.3
Insurance-Multi-line	2.1
Medical Products	1.7
Electronic Components-Semiconductors	1.6
Chemicals-Diversified	1.6
Apparel Manufacturers	1.6
Beverages-Wine/Spirits	1.4
Diversified Minerals	1.4
Industrial Automated/Robotic	1.4
Diversified Manufacturing Operations	1.3
Machinery-Electrical	1.2
Semiconductor Components-Integrated Circuits	1.2
Semiconductor Equipment	1.1
Food-Retail	1.0
Electronic Components-Misc.	1.0
Enterprise Software/Service	0.9
Import/Export	0.9
Rubber-Tires	0.9
Electric-Generation	0.9
Diversified Operations	0.8
Tobacco	0.8
Real Estate Investment Trusts	0.7
E-Commerce/Products	0.7
Human Resources	0.7
Retail-Apparel/Shoe	0.7
Building-Residential/Commercial	0.7
Dialysis Centers	0.7
Soap & Cleaning Preparation	0.7
Cellular Telecom	0.7
Metal-Diversified	0.7
Auto/Truck Parts & Equipment-Original	0.6
Machinery-General Industrial	0.6
Chemicals-Specialty	0.6
Insurance-Property/Casualty	0.6
Retail-Jewelry	0.6
Power Converter/Supply Equipment	0.6
Commercial Services	0.6
Insurance-Reinsurance	0.6
Brewery	0.6
Electric-Integrated	0.5
Real Estate Operations & Development	0.5
Gas-Distribution	0.5
Medical-Biomedical/Gene	0.5
Toys	0.5
Internet Application Software	0.5
Athletic Footwear	0.5
Audio/Video Products	0.5
Metal-Copper	0.5
Real Estate Management/Services	0.5
Energy-Alternate Sources	0.5
Aerospace/Defense	0.5
Transport-Rail	0.4
Multimedia	0.4%
Hotels/Motels	0.4
Miscellaneous Manufacturing	0.4
Electronic Security Devices	0.4
Coatings/Paint	0.4
Finance-Other Services	0.4
Distribution/Wholesale	0.4
Diagnostic Equipment	0.4
Finance-Leasing Companies	0.4
Optical Supplies	0.4
Industrial Gases	0.4
Metal-Aluminum	0.4
Steel Pipe & Tube	0.4
E-Commerce/Services	0.3
Food-Dairy Products	0.3
Oil Refining & Marketing	0.3
Agricultural Chemicals	0.3
Repurchase Agreements	0.3
Food-Catering	0.3
Wire & Cable Products	0.3
Aerospace/Defense-Equipment	0.3
Entertainment Software	0.3
Investment Companies	0.3
Computer Services	0.3
Wireless Equipment	0.3
Web Portals/ISP	0.3
Computer Data Security	0.3
Diversified Operations/Commercial Services	0.3
Machinery-Farming	0.3
Textile-Apparel	0.3
Machinery-Construction & Mining	0.3
Building & Construction Products-Misc.	0.3
Investment Management/Advisor Services	0.2
Paper & Related Products	0.2
Internet Content-Information/News	0.2
Advertising Agencies	0.2
Metal Processors & Fabrication	0.2
Tools-Hand Held	0.2
Rental Auto/Equipment	0.2
Retail-Building Products	0.2
Medical Instruments	0.2
Electric Products-Misc.	0.2
Networking Products	0.2
Containers-Paper/Plastic	0.2
Photo Equipment & Supplies	0.2
Transport-Services	0.2
Internet Content-Entertainment	0.2
Oil-Field Services	0.2
Building Products-Cement	0.2
Satellite Telecom	0.2
Exchange-Traded Funds	0.2
Non-Ferrous Metals	0.2
Public Thoroughfares	0.2
Building-Heavy Construction	0.1
Oil Companies-Exploration & Production	0.1
E-Marketing/Info	0.1
U.S. Government Treasuries	0.1
Steel-Producers	0.1
Advertising Sales	0.1
Telecom Services	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Office Automation & Equipment	0.1%
Finance-Investment Banker/Broker	0.1
Airport Development/Maintenance	0.1
Transactional Software	0.1
Auto-Heavy Duty Trucks	0.1
Medical Labs & Testing Services	0.1
Building Products-Air & Heating	0.1
Security Services	0.1
Registered Investment Companies	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Publishing-Periodicals	0.1
Computer Aided Design	0.1
Medical-Generic Drugs	0.1
Gold Mining	0.1
99.2%
Country Allocation*
Japan	20.6%
United Kingdom	16.7
Switzerland	10.7
Germany	8.5
France	8.4
Australia	4.4
Netherlands	3.9
Hong Kong	2.4
Cayman Islands	2.4
Sweden	1.9
United States	1.9
Spain	1.8
Norway	1.7
Singapore	1.4
Denmark	1.4
Italy	1.4
Canada	1.3
South Korea	1.0
Taiwan	0.9
Finland	0.9
Luxembourg	0.8
Belgium	0.7
Austria	0.6
Jersey	0.4
Bermuda	0.4
Ireland	0.4
Israel	0.4
India	0.4
China	0.4
New Zealand	0.3
Brazil	0.2
SupraNational	0.2
Indonesia	0.2%
Turkey	0.1
Portugal	0.1
99.2%

* Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Australia — 4.4%
AGL Energy, Ltd.	6,783	$104,887
Alumina, Ltd.	26,535	45,909
Amcor, Ltd.	77,021	842,580
AMP, Ltd.	30,292	45,389
APA Group	11,877	84,411
Aristocrat Leisure, Ltd.	5,966	104,287
ASX, Ltd.	2,024	100,677
Aurizon Holdings, Ltd.	21,408	69,345
AusNet Services	17,123	21,621
Australia & New Zealand Banking Group, Ltd.	91,347	1,696,489
Bank of Queensland, Ltd.	3,909	25,344
Bendigo & Adelaide Bank, Ltd.	4,834	33,193
BGP Holdings PLC†(1)	98,723	21
BHP Group, Ltd.	40,149	1,097,054
BlueScope Steel, Ltd.	5,864	58,283
Boral, Ltd.	11,771	38,511
Brambles, Ltd.	142,355	1,192,227
Caltex Australia, Ltd.	2,829	52,724
Challenger, Ltd.	135,593	801,411
CIMIC Group, Ltd.	1,092	37,486
Coca-Cola Amatil, Ltd.	5,239	32,204
Cochlear, Ltd.	614	75,839
Coles Group, Ltd.†	11,756	98,948
Commonwealth Bank of Australia	18,136	913,265
Computershare, Ltd.	4,923	59,817
Crown Resorts, Ltd.	3,781	30,965
CSL, Ltd.	16,413	2,280,114
Dexus	10,547	95,377
Domino's Pizza Enterprises, Ltd.	627	19,349
Flight Centre Travel Group, Ltd.	558	16,708
Fortescue Metals Group, Ltd.	16,536	83,674
Goodman Group	16,865	159,758
GPT Group	18,657	82,206
Harvey Norman Holdings, Ltd.	5,932	16,951
Incitec Pivot, Ltd.	17,706	39,363
Independence Group NL	181,128	628,662
Insurance Australia Group, Ltd.	24,351	133,244
LendLease Group	5,835	51,404
Macquarie Group, Ltd.	15,412	1,416,461
Medibank Private, Ltd.	29,015	56,978
Mirvac Group	38,760	75,529
National Australia Bank, Ltd.	28,070	505,391
Newcrest Mining, Ltd.	7,846	141,768
Orica, Ltd.	3,932	49,389
Origin Energy, Ltd.	18,013	92,553
QBE Insurance Group, Ltd.	13,907	121,395
Ramsay Health Care, Ltd.	1,391	63,613
REA Group, Ltd.	561	29,873
Rio Tinto, Ltd.	10,465	729,964
Santos, Ltd.	19,215	93,629
Scentre Group	281,474	823,351
SEEK, Ltd.	3,474	43,393
Sonic Healthcare, Ltd.	4,481	78,255
South32, Ltd.	243,811	647,083
Stockland	24,654	67,473
Security Description	Shares	Value (Note 2)
Australia (continued)
Suncorp Group, Ltd.	13,608	$133,044
Sydney Airport	11,288	59,629
Tabcorp Holdings, Ltd.	20,565	67,566
Telstra Corp., Ltd.	114,213	269,848
TPG Telecom, Ltd.	3,455	17,107
Transurban Group	27,114	254,363
Treasury Wine Estates, Ltd.	7,506	79,887
Vicinity Centres	35,555	65,596
Washington H. Soul Pattinson & Co., Ltd.	1,114	20,833
Wesfarmers, Ltd.	11,756	289,561
Westpac Banking Corp.	35,496	652,777
Woodside Petroleum, Ltd.	9,707	239,409
Woolworths Group, Ltd.	13,503	292,086
WorleyParsons, Ltd.	68,621	691,856
		19,439,357
Austria — 0.6%
ANDRITZ AG	763	32,760
Erste Group Bank AG	60,145	2,210,656
OMV AG	1,554	84,288
Raiffeisen Bank International AG	1,502	33,747
Verbund AG	704	33,765
voestalpine AG	1,187	36,215
		2,431,431
Belgium — 0.7%
Ageas	1,940	93,593
Anheuser-Busch InBev SA	7,867	660,277
Colruyt SA	623	46,069
Groupe Bruxelles Lambert SA	854	83,071
KBC Group NV	2,568	179,581
Proximus SADP	1,599	46,153
Solvay SA	761	82,423
Telenet Group Holding NV	555	26,708
UCB SA	1,336	114,787
Umicore SA	41,632	1,857,016
		3,189,678
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	7,000	57,466
Dairy Farm International Holdings, Ltd.	3,574	29,991
Hongkong Land Holdings, Ltd.	12,000	85,414
Jardine Matheson Holdings, Ltd.	2,303	143,758
Jardine Strategic Holdings, Ltd.	38,507	1,444,093
Kerry Properties, Ltd.	7,500	33,486
NWS Holdings, Ltd.	16,000	34,974
Shangri-La Asia, Ltd.	14,000	19,902
Yue Yuen Industrial Holdings, Ltd.	8,000	27,514
		1,876,598
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	83,772	687,233
Lojas Renner SA	35,230	394,109
		1,081,342

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 1.3%
Element Fleet Management Corp.	134,434	$850,052
Magna International, Inc.	21,027	1,023,805
National Bank of Canada	23,100	1,042,512
Nutrien, Ltd.	24,067	1,269,310
Sun Life Financial, Inc.	35,300	1,356,158
		5,541,837
Cayman Islands — 2.4%
Alibaba Group Holding, Ltd. ADR†	13,555	2,473,110
ASM Pacific Technology, Ltd.	2,900	32,398
Baidu, Inc. ADR†	3,250	535,762
BeiGene, Ltd. ADR†	337	44,484
China Mengniu Dairy Co., Ltd.	238,000	885,201
CK Asset Holdings, Ltd.	26,860	238,802
CK Hutchison Holdings, Ltd.	140,024	1,470,566
iQIYI, Inc. ADR†	39,817	952,423
Meituan Dianping, Class B†	77,967	526,343
Melco Resorts & Entertainment, Ltd. ADR	2,522	56,972
MGM China Holdings, Ltd.	10,000	20,974
Minth Group, Ltd.	6,853	21,603
Sands China, Ltd.	25,200	126,620
Tencent Holdings, Ltd.	47,800	2,197,919
WH Group, Ltd.*	89,000	95,216
Wharf Real Estate Investment Co., Ltd.	13,000	96,786
Wynn Macau, Ltd.	16,000	37,832
YY, Inc. ADR†	8,955	752,310
		10,565,321
China — 0.4%
China Pacific Insurance Group Co., Ltd. Class H	155,000	608,082
Ping An Insurance Group Co. of China, Ltd.	99,000	1,108,446
		1,716,528
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	40	48,413
AP Moller - Maersk A/S, Series B	67	85,082
Carlsberg A/S, Class B	1,089	136,078
Chr. Hansen Holding A/S	1,017	103,347
Coloplast A/S, Class B	1,237	135,756
Danske Bank A/S	38,539	676,882
DSV A/S	1,967	162,778
Genmab A/S†	637	110,559
GN Store Nord A/S	12,691	589,535
H. Lundbeck A/S	710	30,742
ISS A/S	1,700	51,746
Novo Nordisk A/S, Class B	30,945	1,620,118
Novozymes A/S, Class B	2,270	104,422
Orsted A/S*	1,930	146,330
Pandora A/S	1,128	52,863
Security Description	Shares	Value (Note 2)
Denmark (continued)
Tryg A/S	1,105	$30,329
Vestas Wind Systems A/S	23,129	1,948,054
William Demant Holding A/S†	1,135	33,611
		6,066,645
Finland — 0.9%
Elisa Oyj	1,527	68,918
Fortum Oyj	4,713	96,418
Kone Oyj, Class B	3,526	178,003
Metso Oyj	1,183	40,750
Neste Oyj	1,347	143,511
Nokia Oyj	58,214	331,173
Nokian Renkaat Oyj	1,205	40,371
Nordea Bank Abp	108,001	822,253
Orion Oyj, Class B	1,086	40,725
Sampo Oyj, Class A	4,653	211,026
Stora Enso Oyj, Class R	63,160	774,834
UPM-Kymmene Oyj	5,406	157,872
Wartsila Oyj Abp	66,430	1,072,911
		3,978,765
France — 8.4%
Accor SA	1,948	78,949
Aeroports de Paris	308	59,590
Air Liquide SA	12,060	1,535,565
Alstom SA	1,576	68,387
Amundi SA*	15,343	968,057
Arkema SA	696	66,460
Atos SE	960	92,932
AXA SA	85,947	2,165,746
BioMerieux	413	34,226
BNP Paribas SA	40,645	1,948,013
Bollore SA	9,113	41,256
Bouygues SA	2,257	80,696
Bureau Veritas SA	2,781	65,352
Capgemini SE	1,636	198,973
Carrefour SA	6,119	114,458
Casino Guichard Perrachon SA	591	25,666
Cie de Saint-Gobain	5,076	184,136
Cie Generale des Etablissements Michelin SCA	1,754	207,915
CNP Assurances	1,782	39,242
Covivio	471	50,017
Credit Agricole SA	11,831	143,339
Danone SA	6,385	492,500
Dassault Aviation SA	26	38,361
Dassault Systemes SE	1,344	200,405
Edenred	2,437	110,991
Eiffage SA	807	77,589
Electricite de France SA	6,068	83,042
Engie SA	103,097	1,538,007
EssilorLuxottica SA	15,022	1,641,666
Eurazeo SE	496	37,335
Eutelsat Communications SA	35,119	615,686
Faurecia SA	780	32,967
Gecina SA	473	70,011
Getlink SE	4,945	75,034
Hermes International	326	215,445

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
ICADE	347	$29,361
Iliad SA	279	28,074
Imerys SA	374	18,698
Ingenico Group SA	573	41,006
Ipsen SA	381	52,315
JCDecaux SA	704	21,464
Kering SA	2,572	1,479,157
Klepierre SA	2,112	73,974
L'Oreal SA	8,186	2,203,162
Legrand SA	11,792	790,502
LVMH Moet Hennessy Louis Vuitton SE	2,881	1,062,455
Natixis SA	9,887	52,942
Orange SA	20,623	335,726
Pernod Ricard SA	2,185	392,448
Peugeot SA	6,014	147,019
Publicis Groupe SA	2,189	117,426
Remy Cointreau SA	266	35,495
Renault SA	1,962	129,962
Rexel SA	2,934	33,122
Safran SA	3,459	474,620
Sanofi	30,213	2,671,708
Sartorius Stedim Biotech	286	36,241
Schneider Electric SE	34,552	2,717,304
SCOR SE	1,740	74,133
SEB SA	229	38,554
Societe BIC SA	300	26,761
Societe Generale SA	7,848	227,516
Sodexo SA	948	104,415
Suez	3,780	50,089
Teleperformance	587	105,557
Thales SA	1,091	130,886
TOTAL SA	130,410	7,242,025
Ubisoft Entertainment SA†	811	72,370
Valeo SA	2,395	69,728
Veolia Environnement SA	5,573	124,651
Vinci SA	5,255	511,522
Vivendi SA	64,867	1,880,511
Wendel SA	290	36,597
		37,037,510
Germany — 8.5%
1&1 Drillisch AG	542	19,265
adidas AG	8,167	1,984,117
Allianz SE	4,444	988,430
Axel Springer SE	503	25,960
BASF SE	23,447	1,721,982
Bayer AG	35,594	2,300,385
Bayerische Motoren Werke AG	31,893	2,459,456
Bayerische Motoren Werke AG (Preference Shares)	574	37,730
Beiersdorf AG	13,127	1,365,681
Brenntag AG	1,649	84,879
Commerzbank AG†	41,775	323,329
Continental AG	6,518	981,172
Covestro AG*	11,703	643,803
Security Description	Shares	Value (Note 2)
Germany (continued)
Daimler AG	9,429	$552,558
Delivery Hero SE†*	950	34,327
Deutsche Bank AG	20,290	165,232
Deutsche Boerse AG	2,000	256,430
Deutsche Lufthansa AG	2,440	53,546
Deutsche Post AG	10,130	329,557
Deutsche Telekom AG	34,470	572,130
Deutsche Wohnen SE	27,191	1,319,066
E.ON SE	57,852	643,375
Evonik Industries AG	1,645	44,788
Fraport AG Frankfurt Airport Services Worldwide	430	32,922
Fresenius Medical Care AG & Co. KGaA	18,517	1,489,453
Fresenius SE & Co. KGaA	26,483	1,475,164
Fuchs Petrolub SE (Preference Shares)	724	29,799
GEA Group AG	48,930	1,281,649
Hannover Rueck SE	632	90,742
HeidelbergCement AG	1,508	108,408
Henkel AG & Co. KGaA	1,047	99,493
Henkel AG & Co. KGaA (Preference Shares)	1,823	186,043
HOCHTIEF AG	210	30,394
HUGO BOSS AG	701	47,856
Infineon Technologies AG	98,040	1,945,026
Innogy SE*	1,401	64,782
KION Group AG	727	38,008
Knorr-Bremse AG†	17,726	1,760,569
LANXESS AG	971	51,789
Merck KGaA	1,324	150,965
METRO AG	1,827	30,292
MTU Aero Engines AG	524	118,639
Muenchener Rueckversicherungs- Gesellschaft AG	8,463	2,003,086
OSRAM Licht AG	1,017	34,988
Porsche Automobil Holding SE (Preference Shares)	1,619	101,602
ProSiebenSat.1 Media SE	2,374	33,834
Puma SE	88	51,043
RWE AG	5,356	143,515
SAP SE	24,085	2,782,885
Sartorius AG (Preference Shares)	369	63,289
Siemens AG	29,705	3,196,832
Siemens Healthineers AG*	14,012	584,010
Stroeer SE & Co. KGaA	8,749	512,480
Symrise AG	1,317	118,607
Telefonica Deutschland Holding AG	247,392	776,852
thyssenkrupp AG	4,573	62,823
TUI AG	4,515	43,410
Uniper SE	2,064	62,273
United Internet AG	1,298	47,380
Volkswagen AG	332	54,034

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG (Preference Shares)	1,918	$301,877
Vonovia SE	5,088	263,741
Wirecard AG	1,195	149,812
Zalando SE†*	10,048	391,741
		37,719,305
Hong Kong — 2.4%
AIA Group, Ltd.	590,000	5,872,862
Bank of East Asia, Ltd.	12,600	40,928
Beijing Enterprises Holdings, Ltd .	83,000	470,984
BOC Hong Kong Holdings, Ltd.	389,500	1,612,430
CLP Holdings, Ltd.	17,000	197,257
Galaxy Entertainment Group, Ltd.	25,000	170,190
Hang Lung Group, Ltd.	9,000	28,890
Hang Lung Properties, Ltd.	20,000	48,811
Hang Seng Bank, Ltd.	7,900	194,920
Henderson Land Development Co., Ltd.	13,966	88,770
Hong Kong & China Gas Co., Ltd.	94,517	226,594
Hong Kong Exchanges & Clearing, Ltd.	12,200	425,162
Hysan Development Co., Ltd.	6,000	32,138
Link REIT	22,000	257,258
MTR Corp., Ltd.	16,000	99,184
New World Development Co., Ltd.	62,000	102,821
PCCW, Ltd.	40,000	24,867
Power Assets Holdings, Ltd.	14,500	100,573
Sino Land Co., Ltd.	32,000	61,873
SJM Holdings, Ltd.	24,000	27,389
Sun Hung Kai Properties, Ltd.	16,500	283,100
Swire Pacific, Ltd., Class A	5,000	64,400
Swire Properties, Ltd.	12,600	54,208
Techtronic Industries Co., Ltd.	14,500	97,752
Wharf Holdings, Ltd.	14,000	42,263
Wheelock & Co., Ltd.	8,000	58,707
		10,684,331
India — 0.4%
HDFC Bank, Ltd. ADR	11,504	1,333,429
Infosys, Ltd. ADR	40,300	440,479
		1,773,908
Indonesia — 0.2%
Bank Central Asia Tbk PT	381,200	743,447
Ireland — 0.4%
AIB Group PLC	8,316	37,359
Bank of Ireland Group PLC	9,701	57,809
CRH PLC	8,673	268,984
DCC PLC	11,759	1,019,915
James Hardie Industries PLC CDI	4,748	61,259
Kerry Group PLC, Class A	1,620	180,882
Kingspan Group PLC	1,583	73,328
Paddy Power Betfair PLC	876	67,571
Smurfit Kappa Group PLC	2,335	65,213
		1,832,320
Isle of Man — 0.0%
GVC Holdings PLC	5,616	40,929
Security Description	Shares	Value (Note 2)
Israel — 0.4%
Azrieli Group, Ltd.	393	$23,292
Bank Hapoalim B.M.	11,156	74,154
Bank Leumi Le-Israel B.M.	15,004	98,400
Bezeq The Israeli Telecommunication Corp., Ltd.	20,857	14,998
Check Point Software Technologies, Ltd.†	9,575	1,211,142
Elbit Systems, Ltd.	233	30,140
Israel Chemicals, Ltd.	7,465	39,096
Mizrahi Tefahot Bank, Ltd.	1,559	32,148
NICE, Ltd.†	634	77,289
Teva Pharmaceutical Industries, Ltd. ADR†	9,988	156,612
Wix.com, Ltd.†	450	54,374
		1,811,645
Italy — 1.4%
Assicurazioni Generali SpA	12,152	225,002
Atlantia SpA	5,090	132,073
Davide Campari-Milano SpA	5,818	57,175
Enel SpA	84,332	539,775
Eni SpA	26,377	465,965
Intesa Sanpaolo SpA	424,315	1,034,045
Leonardo SpA	4,269	49,777
Mediobanca Banca di Credito Finanziario SpA	6,432	66,865
Moncler SpA	23,723	958,876
Pirelli & C SpA†*	4,067	26,257
Poste Italiane SpA*	5,317	51,747
Prysmian SpA	72,927	1,380,513
Recordati SpA	1,080	42,098
Snam SpA	23,393	120,337
Telecom Italia SpA†	115,914	72,109
Telecom Italia SpA (RSP)	800,803	456,097
Terna Rete Elettrica Nazionale SpA	14,591	92,555
UniCredit SpA	20,455	262,433
		6,033,699
Japan — 20.6%
ABC-Mart, Inc.	300	17,877
Acom Co., Ltd.	4,200	15,010
Aeon Co., Ltd.	6,300	131,974
AEON Financial Service Co., Ltd.	1,300	26,485
Aeon Mall Co., Ltd.	1,300	21,409
AGC, Inc.	1,900	66,759
Air Water, Inc.	1,700	24,715
Aisin Seiki Co., Ltd.	11,300	405,314
Ajinomoto Co., Inc.	4,700	75,203
Alfresa Holdings Corp.	1,900	54,143
Alps Apine Co., Ltd.	2,025	42,448
Amada Holdings Co., Ltd.	3,200	31,711
ANA Holdings, Inc.	1,300	47,701
Aozora Bank, Ltd.	1,300	32,194
Asahi Group Holdings, Ltd.	3,700	165,250
Asahi Intecc Co., Ltd.	1,000	47,078
Asahi Kasei Corp.	101,600	1,053,141

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Asics Corp.	1,700	$22,857
Astellas Pharma, Inc.	132,600	1,989,441
Bandai Namco Holdings, Inc.	2,100	98,566
Bank of Kyoto, Ltd.	500	20,978
Benesse Holdings, Inc.	800	20,827
Bridgestone Corp.	53,000	2,046,437
Brother Industries, Ltd.	2,400	44,528
Calbee, Inc.	900	24,271
Canon, Inc.	10,300	299,295
Casio Computer Co., Ltd.	1,900	24,854
Central Japan Railway Co.	5,900	1,371,084
Chiba Bank, Ltd.	6,200	33,760
Chubu Electric Power Co., Inc.	6,300	98,378
Chugai Pharmaceutical Co., Ltd.	2,300	158,398
Chugoku Electric Power Co., Inc.	3,100	38,685
Coca-Cola Bottlers Japan Holdings, Inc.	1,438	36,549
Concordia Financial Group, Ltd.	11,300	43,608
Credit Saison Co., Ltd.	1,600	21,139
CyberAgent, Inc.	13,951	570,577
Dai Nippon Printing Co., Ltd.	2,600	62,299
Dai-ichi Life Holdings, Inc.	11,000	153,280
Daicel Corp.	3,000	32,646
Daifuku Co., Ltd.	1,048	54,835
Daiichi Sankyo Co., Ltd.	5,800	268,296
Daikin Industries, Ltd.	2,600	305,436
Daito Trust Construction Co., Ltd.	700	97,583
Daiwa House Industry Co., Ltd.	5,900	187,703
Daiwa House REIT Investment Corp.	18	39,957
Daiwa Securities Group, Inc.	16,800	82,031
DeNA Co., Ltd.	1,300	19,596
Denso Corp.	4,500	175,846
Dentsu, Inc.	2,200	93,216
Disco Corp.	300	42,905
East Japan Railway Co.	3,200	309,474
Eisai Co., Ltd.	2,600	146,236
Electric Power Development Co., Ltd.	30,400	741,191
FamilyMart UNY Holdings Co., Ltd.	2,800	71,387
FANUC Corp.	2,000	342,305
Fast Retailing Co., Ltd.	600	282,457
Fuji Electric Co., Ltd.	1,200	34,219
FUJIFILM Holdings Corp.	4,000	182,250
Fujitsu, Ltd.	2,000	144,835
Fukuoka Financial Group, Inc.	1,600	35,596
Hakuhodo DY Holdings, Inc.	2,300	37,031
Hamamatsu Photonics KK	11,500	446,541
Hankyu Hanshin Holdings, Inc.	2,500	93,948
Hikari Tsushin, Inc.	200	37,933
Hino Motors, Ltd.	2,700	22,806
Hirose Electric Co., Ltd.	325	34,297
Hisamitsu Pharmaceutical Co., Inc.	600	27,700
Hitachi Chemical Co., Ltd.	1,200	26,688
Security Description	Shares	Value (Note 2)
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	1,200	$31,998
Hitachi High-Technologies Corp.	800	32,887
Hitachi Metals, Ltd.	2,400	27,970
Hitachi, Ltd.	10,000	324,903
Honda Motor Co., Ltd.	32,600	883,562
Hoshizaki Corp.	600	37,263
Hoya Corp.	3,900	258,062
Hulic Co., Ltd.	3,000	29,479
Idemitsu Kosan Co., Ltd.	1,500	50,103
IHI Corp.	1,500	36,159
Iida Group Holdings Co., Ltd.	1,700	30,868
Inpex Corp.	10,500	99,667
Isetan Mitsukoshi Holdings, Ltd.	3,400	34,399
Isuzu Motors, Ltd.	5,600	73,878
ITOCHU Corp.	14,500	263,133
J. Front Retailing Co., Ltd.	2,400	28,631
Japan Airlines Co., Ltd.	1,200	42,269
Japan Airport Terminal Co., Ltd.	500	21,209
Japan Exchange Group, Inc.	5,400	96,116
Japan Post Bank Co., Ltd.	4,100	44,827
Japan Post Holdings Co., Ltd.	16,200	189,676
Japan Prime Realty Investment Corp .	10	41,192
Japan Real Estate Investment Corp.	14	82,531
Japan Retail Fund Investment Corp.	27	54,279
Japan Tobacco, Inc.	11,400	283,168
JFE Holdings, Inc.	5,200	88,425
JGC Corp.	2,100	28,040
JSR Corp.	2,000	31,108
JTEKT Corp.	2,200	27,182
JXTG Holdings, Inc.	33,550	152,742
Kajima Corp.	4,500	66,528
Kakaku.com, Inc.	1,500	28,898
Kamigumi Co., Ltd.	1,200	27,831
Kaneka Corp.	600	22,565
Kansai Electric Power Co., Inc.	7,400	109,183
Kansai Paint Co., Ltd.	1,700	32,468
Kao Corp.	5,100	402,631
Kawasaki Heavy Industries, Ltd.	1,500	37,074
KDDI Corp.	67,500	1,456,015
Keihan Holdings Co., Ltd.	1,000	42,100
Keikyu Corp.	2,500	42,530
Keio Corp.	1,100	71,183
Keisei Electric Railway Co., Ltd.	1,300	47,296
Keyence Corp.	3,300	2,061,723
Kikkoman Corp.	1,500	73,691
Kintetsu Group Holdings Co., Ltd.	1,800	83,962
Kirin Holdings Co., Ltd.	31,700	758,904
Kobayashi Pharmaceutical Co., Ltd.	499	42,181
Kobe Steel, Ltd.	3,200	24,107
Koito Manufacturing Co., Ltd.	1,100	62,605
Komatsu, Ltd.	9,400	219,830
Konami Holdings Corp.	1,000	43,481
Konica Minolta, Inc.	4,800	47,342
Kose Corp.	340	62,702
Kubota Corp.	71,100	1,031,886
Kuraray Co., Ltd.	3,500	44,616

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Kurita Water Industries, Ltd.	1,100	$28,128
Kyocera Corp.	3,300	194,378
Kyowa Hakko Kirin Co., Ltd.	2,600	56,661
Kyushu Electric Power Co., Inc.	3,900	46,074
Kyushu Railway Co.	1,700	55,927
Lawson, Inc.	500	27,733
LINE Corp.†	700	24,616
Lion Corp.	2,300	48,467
LIXIL Group Corp.	2,800	37,430
M3, Inc.	4,400	74,071
Makita Corp.	29,000	1,011,835
Marubeni Corp.	16,200	112,534
Marui Group Co., Ltd.	2,000	40,457
Maruichi Steel Tube, Ltd.	700	20,426
Mazda Motor Corp.	5,900	66,168
McDonald's Holdings Co. Japan, Ltd.	700	32,402
Mebuki Financial Group, Inc.	9,600	24,606
Medipal Holdings Corp.	1,700	40,432
MEIJI Holdings Co., Ltd.	1,300	105,614
Minebea Mitsumi, Inc.	4,000	60,447
Miraca Holdings, Inc.	10,600	264,245
MISUMI Group, Inc.	2,900	72,489
Mitsubishi Chemical Holdings Corp.	13,200	93,211
Mitsubishi Corp.	48,500	1,351,447
Mitsubishi Electric Corp.	140,600	1,814,226
Mitsubishi Estate Co., Ltd.	12,200	221,576
Mitsubishi Gas Chemical Co., Inc.	1,700	24,334
Mitsubishi Heavy Industries, Ltd.	3,200	133,097
Mitsubishi Materials Corp.	1,100	29,103
Mitsubishi Motors Corp.	6,800	36,262
Mitsubishi Tanabe Pharma Corp.	2,400	32,099
Mitsubishi UFJ Financial Group, Inc.	725,500	3,600,834
Mitsubishi UFJ Lease & Finance Co., Ltd.	91,500	466,928
Mitsui & Co., Ltd.	17,200	267,502
Mitsui Chemicals, Inc.	1,900	46,000
Mitsui Fudosan Co., Ltd.	40,600	1,022,935
Mitsui OSK Lines, Ltd.	1,300	28,082
Mizuho Financial Group, Inc.	250,100	387,624
MonotaRO Co., Ltd.	1,300	29,005
MS&AD Insurance Group Holdings, Inc.	4,900	149,361
Murata Manufacturing Co., Ltd .	44,100	2,204,994
Nabtesco Corp.	43,000	1,261,376
Nagoya Railroad Co., Ltd.	1,900	52,721
NEC Corp.	2,700	91,782
Nexon Co., Ltd.†	76,100	1,195,886
NGK Insulators, Ltd.	2,800	40,793
NGK Spark Plug Co., Ltd.	1,700	31,678
NH Foods, Ltd.	900	32,409
Nidec Corp.	2,300	293,603
Nikon Corp.	3,500	49,477
Nintendo Co., Ltd.	7,700	2,205,040
Nippon Building Fund, Inc.	14	94,783
Nippon Electric Glass Co., Ltd.	1,000	26,628
Nippon Express Co., Ltd.	800	44,576
Security Description	Shares	Value (Note 2)
Japan (continued)
Nippon Paint Holdings Co., Ltd.	1,500	$59,096
Nippon Prologis REIT, Inc.	17	36,184
Nippon Steel & Sumitomo Metal Corp.	8,300	146,831
Nippon Telegraph & Telephone Corp.	64,300	2,733,097
Nippon Yusen KK	1,700	25,004
Nissan Chemical Corp.	1,300	59,681
Nissan Motor Co., Ltd.	23,800	195,676
Nisshin Seifun Group, Inc.	2,000	45,934
Nissin Foods Holdings Co., Ltd.	700	48,207
Nitori Holdings Co., Ltd.	800	103,522
Nitto Denko Corp.	1,700	89,624
Nomura Holdings, Inc.	35,600	127,681
Nomura Real Estate Holdings, Inc.	1,500	28,854
Nomura Real Estate Master Fund, Inc.	40	58,951
Nomura Research Institute, Ltd.	1,200	54,715
NSK, Ltd.	4,000	37,597
NTT Data Corp.	6,300	69,605
NTT DOCOMO, Inc.	13,700	303,827
Obayashi Corp.	6,400	64,599
OBIC Co., Ltd.	700	70,855
Odakyu Electric Railway Co., Ltd.	2,900	70,421
Oji Holdings Corp.	9,000	55,983
Olympus Corp.	11,600	126,136
Omron Corp.	15,500	729,172
Ono Pharmaceutical Co., Ltd.	4,000	78,655
Oracle Corp. Japan	400	26,905
Oriental Land Co., Ltd.	2,100	238,778
ORIX Corp.	83,300	1,199,085
Osaka Gas Co., Ltd.	3,900	77,075
Otsuka Corp.	1,100	41,241
Otsuka Holdings Co., Ltd.	4,000	158,109
Pan Pacific International Holdings Corp	1,200	79,555
Panasonic Corp.	108,500	938,865
Park24 Co., Ltd.	1,200	26,089
Persol Holdings Co., Ltd.	1,701	27,727
Pigeon Corp.	1,200	49,213
Pola Orbis Holdings, Inc.	12,144	388,215
Rakuten, Inc.	8,800	83,573
Recruit Holdings Co., Ltd.	102,200	2,929,183
Renesas Electronics Corp.†	62,421	290,697
Resona Holdings, Inc.	21,700	94,206
Ricoh Co., Ltd.	7,000	73,387
Rinnai Corp.	300	21,263
Rohm Co., Ltd.	1,000	62,698
Ryohin Keikaku Co., Ltd.	220	55,937
Sankyo Co., Ltd.	500	19,091
Santen Pharmaceutical Co., Ltd.	84,300	1,262,185
SBI Holdings, Inc.	2,400	53,744
Secom Co., Ltd.	2,200	188,718
Sega Sammy Holdings, Inc.	1,900	22,470
Seibu Holdings, Inc.	2,300	40,302
Seiko Epson Corp.	2,900	44,491
Sekisui Chemical Co., Ltd.	97,400	1,567,994
Sekisui House, Ltd.	6,300	104,404

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co., Ltd.	33,000	$1,245,271
Seven Bank, Ltd.	6,300	18,638
SG Holdings Co., Ltd.	1,072	31,294
Sharp Corp.	2,200	24,361
Shimadzu Corp.	2,300	66,818
Shimamura Co., Ltd.	200	16,940
Shimano, Inc.	800	130,444
Shimizu Corp.	5,600	48,809
Shin-Etsu Chemical Co., Ltd.	3,800	319,640
Shinsei Bank, Ltd.†	1,800	25,601
Shionogi & Co., Ltd.	2,800	173,613
Shiseido Co., Ltd.	3,900	282,252
Shizuoka Bank, Ltd.	4,500	34,325
Showa Denko KK	1,400	49,538
Showa Shell Sekiyu KK	1,900	26,042
SMC Corp.	6,400	2,415,769
Softbank Corp.	17,300	195,133
SoftBank Group Corp.	15,700	1,530,214
Sohgo Security Services Co., Ltd.	700	30,547
Sompo Holdings, Inc.	3,400	125,621
Sony Corp.	25,900	1,090,117
Sony Financial Holdings, Inc.	1,700	32,038
Stanley Electric Co., Ltd.	19,100	515,342
Subaru Corp.	6,300	144,006
SUMCO Corp.	2,512	28,140
Sumitomo Chemical Co., Ltd.	15,000	70,022
Sumitomo Corp.	111,200	1,542,486
Sumitomo Dainippon Pharma Co., Ltd.	1,700	42,138
Sumitomo Electric Industries, Ltd .	7,600	101,157
Sumitomo Heavy Industries, Ltd.	1,200	39,041
Sumitomo Metal Mining Co., Ltd .	19,600	583,475
Sumitomo Mitsui Financial Group, Inc.	13,700	479,409
Sumitomo Mitsui Trust Holdings, Inc.	23,800	856,502
Sumitomo Realty & Development Co., Ltd.	4,000	165,979
Sumitomo Rubber Industries, Ltd.	21,500	258,577
Sundrug Co., Ltd.	696	19,227
Suntory Beverage & Food, Ltd.	1,400	65,769
Suzuken Co., Ltd.	700	40,568
Suzuki Motor Corp.	41,800	1,853,863
Sysmex Corp.	1,700	103,127
T&D Holdings, Inc.	5,500	57,984
Taiheiyo Cement Corp.	1,300	43,412
Taisei Corp.	2,200	102,357
Taisho Pharmaceutical Holdings Co., Ltd.	400	38,205
Taiyo Nippon Sanso Corp.	1,300	19,841
Takashimaya Co., Ltd.	1,500	20,008
Takeda Pharmaceutical Co., Ltd.	57,000	2,332,822
Takeda Pharmaceutical Co., Ltd. ADR.	36,088	735,105
TDK Corp.	1,300	102,235
TechnoPro Holdings, Inc.	4,200	251,639
Teijin, Ltd.	1,700	28,101
Security Description	Shares	Value (Note 2)
Japan (continued)
Terumo Corp.	49,600	$1,517,908
THK Co., Ltd.	36,900	916,620
Tobu Railway Co., Ltd.	2,100	60,726
Toho Co., Ltd.	1,300	52,243
Toho Gas Co., Ltd.	800	35,938
Tohoku Electric Power Co., Inc.	4,400	56,170
Tokio Marine Holdings, Inc.	33,800	1,638,989
Tokyo Century Corp.	400	17,464
Tokyo Electric Power Co. Holdings, Inc.†	15,400	97,392
Tokyo Electron, Ltd.	7,400	1,073,001
Tokyo Gas Co., Ltd.	4,000	108,225
Tokyu Corp.	5,200	90,982
Tokyu Fudosan Holdings Corp.	6,300	37,769
Toppan Printing Co., Ltd.	2,500	37,811
Toray Industries, Inc.	14,800	94,786
Toshiba Corp.	7,000	223,093
Tosoh Corp.	13,900	216,824
TOTO, Ltd.	1,500	63,789
Toyo Seikan Group Holdings, Ltd.	1,700	34,975
Toyo Suisan Kaisha, Ltd.	900	34,316
Toyoda Gosei Co., Ltd.	800	17,011
Toyota Industries Corp.	1,500	75,427
Toyota Motor Corp.	83,800	4,915,328
Toyota Tsusho Corp.	2,100	68,530
Trend Micro, Inc.	1,200	58,563
Tsuruha Holdings, Inc.	387	31,555
Unicharm Corp.	4,200	139,207
United Urban Investment Corp.	29	45,801
USS Co., Ltd.	2,400	44,656
Welcia Holdings Co., Ltd.	500	16,984
West Japan Railway Co.	1,700	128,318
Yahoo Japan Corp.	143,000	350,722
Yakult Honsha Co., Ltd.	1,200	84,168
Yamada Denki Co., Ltd.	7,100	35,036
Yamaguchi Financial Group, Inc.	2,000	16,994
Yamaha Corp.	1,400	70,210
Yamaha Motor Co., Ltd.	2,900	57,111
Yamato Holdings Co., Ltd.	3,100	80,206
Yamazaki Baking Co., Ltd.	1,300	21,123
Yaskawa Electric Corp.	2,500	79,044
Yokogawa Electric Corp.	2,300	47,818
Yokohama Rubber Co., Ltd.	1,300	24,240
ZOZO, Inc.	2,130	40,427
		91,024,906
Jersey — 0.4%
Experian PLC	9,446	255,945
Ferguson PLC	2,396	152,911
Glencore PLC	117,950	490,565
WPP PLC	98,058	1,039,066
		1,938,487
Luxembourg — 0.8%
ArcelorMittal	6,788	137,843
Aroundtown SA	7,992	65,909
Eurofins Scientific SE	112	46,405

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Luxembourg (continued)
Millicom International Cellular SA SDR	694	$42,091
RTL Group SA	398	21,745
Samsonite International SA*	513,900	1,646,282
SES SA FDR	3,704	57,660
Tenaris SA	104,154	1,468,425
		3,486,360
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	73,400	15,228
Netherlands — 3.9%
Aalberts Industries NV	24,276	840,179
ABN AMRO Group NV CVA*	50,100	1,131,149
Aegon NV	17,841	85,894
AerCap Holdings NV†	1,297	60,362
Airbus SE	6,004	796,159
Akzo Nobel NV	19,440	1,724,307
ASML Holding NV	19,391	3,644,028
CNH Industrial NV	10,375	105,802
EXOR NV	1,121	72,821
Ferrari NV	1,255	168,667
Fiat Chrysler Automobiles NV†	11,220	167,768
Heineken Holding NV	1,227	123,046
Heineken NV	2,660	281,006
ING Groep NV	154,865	1,877,172
Koninklijke Ahold Delhaize NV	13,010	346,406
Koninklijke DSM NV	1,875	204,671
Koninklijke KPN NV	35,040	111,161
Koninklijke Philips NV	68,864	2,809,320
Koninklijke Vopak NV	742	35,544
NN Group NV	3,218	133,835
NXP Semiconductors NV	13,459	1,189,641
QIAGEN NV†	2,363	95,854
Randstad NV	1,219	59,552
STMicroelectronics NV	7,051	104,352
Unilever NV CVA	15,978	928,688
Wolters Kluwer NV	3,001	204,523
		17,301,907
New Zealand — 0.3%
a2 Milk Co., Ltd.†	7,564	73,863
Auckland International Airport, Ltd .	9,678	53,713
Fisher & Paykel Healthcare Corp., Ltd.	5,749	61,592
Fletcher Building, Ltd.	9,035	30,452
Meridian Energy, Ltd.	13,371	38,151
Ryman Healthcare, Ltd.	4,073	33,990
Spark New Zealand, Ltd.	19,705	51,028
Xero, Ltd.†	29,459	1,020,600
		1,363,389
Norway — 1.7%
Aker BP ASA	1,122	39,990
DNB ASA	187,555	3,455,220
Equinor ASA	52,402	1,148,422
Gjensidige Forsikring ASA	2,089	36,095
Mowi ASA	4,244	94,819
Security Description	Shares	Value (Note 2)
Norway (continued)
Norsk Hydro ASA	369,562	$1,502,899
Orkla ASA	8,663	66,502
Schibsted ASA, Class B	920	32,966
Storebrand ASA	110,317	859,560
Telenor ASA	7,661	153,436
Yara International ASA	1,904	77,959
		7,467,868
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,183	78,773
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	26,698	105,023
Galp Energia SGPS SA	5,107	81,765
Jeronimo Martins SGPS SA	2,657	39,210
		225,998
Singapore — 1.4%
Ascendas Real Estate Investment Trust	27,300	58,682
CapitaLand Commercial Trust	27,200	38,989
CapitaLand Mall Trust	25,000	43,933
CapitaLand, Ltd.	26,700	72,117
City Developments, Ltd.	4,000	26,751
ComfortDelGro Corp., Ltd.	20,700	39,344
DBS Group Holdings, Ltd.	83,300	1,552,267
Genting Singapore, Ltd.	64,300	49,441
Jardine Cycle & Carriage, Ltd.	1,000	24,022
Keppel Corp., Ltd.	15,500	71,439
Oversea-Chinese Banking Corp., Ltd.	227,300	1,856,653
SATS, Ltd.	6,600	24,936
Sembcorp Industries, Ltd.	110,800	209,570
Singapore Airlines, Ltd.	5,300	37,850
Singapore Exchange, Ltd.	8,600	46,465
Singapore Press Holdings, Ltd.	15,300	27,283
Singapore Technologies Engineering, Ltd.	15,300	42,301
Singapore Telecommunications, Ltd.	84,410	188,337
Suntec Real Estate Investment Trust	22,100	31,831
United Overseas Bank, Ltd.	49,000	910,671
UOL Group, Ltd.	5,100	26,253
Venture Corp., Ltd.	2,848	37,880
Wilmar International, Ltd.	294,000	719,344
Yangzijiang Shipbuilding Holdings, Ltd.	21,200	23,555
		6,159,914
South Korea — 1.0%
KT Corp.	16,892	407,652
NAVER Corp.	2,605	284,992
Samsung Electronics Co., Ltd.	75,891	2,984,381
Samsung SD Co., Ltd.	4,863	921,031
		4,598,056
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	2,618	115,089
Aena SME SA*	712	128,246
Amadeus IT Group SA	4,542	364,015

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	378,192	$2,162,696
Banco de Sabadell SA	58,018	57,839
Banco Santander SA	168,157	782,549
Bankia SA	12,774	33,133
Bankinter SA	7,110	54,168
CaixaBank SA	36,480	114,030
Enagas SA	2,292	66,718
Endesa SA	3,313	84,532
Ferrovial SA	4,924	115,388
Grifols SA	3,164	88,631
Iberdrola SA	64,222	564,031
Industria de Diseno Textil SA	57,544	1,692,299
International Consolidated Airlines Group SA	6,492	43,226
Mapfre SA	9,841	27,124
Naturgy Energy Group SA	3,692	103,291
Red Electrica Corp. SA	4,562	97,247
Repsol SA	14,829	253,786
Siemens Gamesa Renewable Energy SA	2,442	38,918
Telefonica SA	126,690	1,062,185
		8,049,141
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	26,500	27,091
HKT Trust & HKT, Ltd.	40,000	64,307
Unibail-Rodamco-Westfield	4,418	724,254
		815,652
Sweden — 1.9%
Alfa Laval AB	3,003	68,979
Assa Abloy AB, Class B	84,450	1,820,800
Atlas Copco AB, Class A	6,878	184,883
Atlas Copco AB, Class B	3,967	98,277
Boliden AB	2,891	82,091
Electrolux AB, Series B	2,556	65,565
Elekta AB, Series B	55,358	688,521
Epiroc AB, Class A†	6,878	69,501
Epiroc AB, Class B†	3,967	38,000
Essity AB, Class B	6,244	180,229
Hennes & Mauritz AB, Class B	9,066	151,179
Hexagon AB, Class B	2,712	141,642
Husqvarna AB, Class B	4,326	35,351
ICA Gruppen AB	819	32,848
Industrivarden AB, Class C	1,738	36,426
Investor AB, Class B	4,674	210,619
Kinnevik AB, Class B	2,493	64,587
L E Lundbergforetagen AB, Class B	735	23,254
Lundin Petroleum AB	1,915	64,810
Sandvik AB	11,512	187,102
Securitas AB, Class B	3,278	52,915
Skandinaviska Enskilda Banken AB, Class A	28,269	244,828
Skanska AB, Class B	3,483	63,328
SKF AB, Class B	59,949	996,393
Svenska Handelsbanken AB, Class A	118,035	1,246,018
Security Description	Shares	Value (Note 2)
Sweden (continued)
Swedbank AB, Class A	9,355	$132,209
Swedish Match AB	1,824	92,888
Tele2 AB, Class B	5,161	68,654
Telefonaktiebolaget LM Ericsson, Class B	92,684	850,350
Telia Co AB	28,975	130,903
Volvo AB, Class B	16,154	249,719
		8,372,869
Switzerland — 10.7%
ABB, Ltd.	71,621	1,347,418
Adecco Group AG	1,713	91,488
Baloise Holding AG	504	83,350
Barry Callebaut AG	24	43,358
Chocoladefabriken Lindt & Spruengli AG	1	78,259
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	11	74,817
Cie Financiere Richemont SA	35,582	2,595,712
Clariant AG	2,065	43,468
Coca-Cola HBC AG	2,095	71,403
Credit Suisse Group AG	26,419	308,408
Dufry AG	352	37,029
EMS-Chemie Holding AG	86	46,697
GAM Holding AG	27,157	84,868
Geberit AG	388	158,745
Givaudan SA	95	243,659
Julius Baer Group, Ltd.	2,282	92,351
Kuehne & Nagel International AG	571	78,412
LafargeHolcim, Ltd.	5,018	248,289
Lonza Group AG	5,370	1,668,120
Nestle SA	133,461	12,737,098
Novartis AG	100,670	9,688,856
Pargesa Holding SA	399	31,285
Partners Group Holding AG	177	128,841
Roche Holding AG	34,079	9,394,202
Schindler Holding AG
(Participation Certificate) (SIX)	7,042	1,461,332
Schindler Holding AG (RSP)	210	43,496
SGS SA	559	1,392,450
Sika AG	1,343	187,824
Sonova Holding AG	573	113,416
Straumann Holding AG	109	89,128
Swatch Group AG (TRQX)	532	29,484
Swatch Group AG (XEGT)	316	90,579
Swiss Life Holding AG	355	156,490
Swiss Prime Site AG	741	64,952
Swiss Re AG	3,150	307,927
Swisscom AG	270	132,106
Temenos AG	626	92,435
UBS Group AG	145,769	1,769,574
Vifor Pharma AG	497	67,264
Zurich Insurance Group AG	5,203	1,723,861
		47,098,451

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan — 0.9%
Largan Precision Co., Ltd.	4,000	$600,076
Taiwan Semiconductor Manufacturing Co., Ltd.	272,000	2,175,982
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,482	1,330,463
		4,106,521
Turkey — 0.1%
Turkiye Garanti Bankasi AS	397,129	594,465
United Kingdom — 16.7%
3i Group PLC	10,333	132,632
Admiral Group PLC	2,071	58,655
Anglo American PLC	10,888	292,337
Antofagasta PLC	162,107	2,050,889
Ashtead Group PLC	5,083	122,798
Associated British Foods PLC	3,638	115,739
AstraZeneca PLC	13,087	1,045,235
Auto Trader Group PLC*	10,298	69,998
Aviva PLC	341,791	1,841,807
Babcock International Group PLC	2,609	16,828
BAE Systems PLC	32,438	204,355
Barclays PLC	176,347	356,309
Barclays PLC ADR	22,300	178,400
Barratt Developments PLC	10,411	81,433
Berkeley Group Holdings PLC	1,332	64,044
BHP Group PLC	165,163	3,990,363
BP PLC	206,853	1,510,019
British American Tobacco PLC	23,698	988,695
British Land Co. PLC	9,606	73,724
BT Group PLC	86,714	252,197
Bunzl PLC	48,641	1,604,843
Burberry Group PLC	84,124	2,148,574
Carnival PLC	1,794	88,071
Centrica PLC	58,326	86,804
Close Brothers Group PLC	9,951	189,020
Coca-Cola European Partners PLC	2,181	112,845
Compass Group PLC	54,291	1,276,173
ConvaTec Group PLC*	13,993	25,818
Croda International PLC	1,393	91,690
Diageo PLC	137,364	5,618,453
Direct Line Insurance Group PLC	251,273	1,155,827
easyJet PLC	1,683	24,549
Fresnillo PLC	2,364	26,845
G4S PLC	16,470	39,483
GlaxoSmithKline PLC	149,104	3,093,333
GlaxoSmithKline PLC ADR	36,900	1,542,051
Great Portland Estates PLC	43,936	427,478
Hammerson PLC	8,408	36,835
Hargreaves Lansdown PLC	2,950	71,812
HSBC Holdings PLC	205,778	1,675,881
Imperial Brands PLC	9,809	336,103
Informa PLC	12,969	125,755
InterContinental Hotels Group PLC	1,738	104,785
Intertek Group PLC	1,719	108,873
Investec PLC	6,677	38,594
ITV PLC	37,051	61,376
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
J Sainsbury PLC	18,093	$55,611
John Wood Group PLC	6,909	45,700
Johnson Matthey PLC	52,992	2,170,663
Kingfisher PLC	304,347	931,541
Land Securities Group PLC	7,805	92,973
Legal & General Group PLC	61,547	220,862
Lloyds Banking Group PLC	4,228,383	3,429,980
London Stock Exchange Group PLC	3,280	203,075
Marks & Spencer Group PLC	17,213	62,581
Meggitt PLC	165,714	1,086,522
Melrose Industries PLC	312,471	746,706
Merlin Entertainments PLC*	6,923	30,979
Micro Focus International PLC	4,486	116,163
Mondi PLC	3,851	85,506
National Grid PLC	116,560	1,296,136
Next PLC	1,470	107,050
NMC Health PLC	1,082	32,229
Ocado Group PLC†	72,633	1,297,383
Pearson PLC	8,050	87,722
Persimmon PLC	31,501	892,680
Prudential PLC	217,351	4,356,454
Reckitt Benckiser Group PLC	30,301	2,524,911
RELX PLC	10,774	230,388
RELX PLC (LSE)	9,662	206,928
Rio Tinto PLC	12,131	705,797
Rolls-Royce Holdings PLC	17,394	205,449
Royal Bank of Scotland Group PLC	49,883	160,912
Royal Dutch Shell PLC, Class A	47,502	1,492,621
Royal Dutch Shell PLC, Class B	38,680	1,222,655
Royal Dutch Shell PLC, Class B ADR	26,319	1,683,100
Royal Mail PLC	9,287	28,840
RSA Insurance Group PLC	72,515	479,989
Sage Group PLC	11,316	103,437
Schroders PLC	1,333	46,930
Segro PLC	10,068	88,335
Severn Trent PLC	2,519	64,920
Smith & Nephew PLC	95,131	1,887,204
Smiths Group PLC	4,211	78,801
SSE PLC	14,784	229,078
St James's Place PLC	5,459	73,339
Standard Chartered PLC	115,699	894,399
Standard Life Aberdeen PLC	24,588	84,577
Taylor Wimpey PLC	34,127	78,180
Tesco PLC	100,539	304,141
Unilever PLC	111,147	6,374,712
United Utilities Group PLC	7,182	76,316
Vodafone Group PLC	275,230	501,473
Vodafone Group PLC ADR	67,900	1,234,422
Weir Group PLC	2,490	50,765
Whitbread PLC	26,967	1,787,442
WM Morrison Supermarkets PLC	22,007	65,261
		73,872,166

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States — 1.2%
Autoliv, Inc. SDR	7,334	$535,285
Booking Holdings, Inc.†	827	1,443,041
Broadcom, Inc.	5,150	1,548,656
International Flavors & Fragrances, Inc.	0	14
Philip Morris International, Inc.	18,011	1,591,992
Veoneer, Inc. SDR†	7,410	172,740
		5,291,728
Total Common Stocks (cost $408,344,069)		435,426,475
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF Index Fund (cost 620,472)	10,300	668,058
Total Long-Term Investment Securities (cost $408,964,541)		436,094,533
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(2)	270,745	270,745
T. Rowe Price Government Reserve Fund 2.49%(2)	1,123	1,123
		271,868
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.39% due 04/23/2019(3)	$50,000	49,927
2.48% due 09/05/2019(3)	130,000	128,661
2.54% due 07/18/2019(3)	390,000	387,237
		565,825
Total Short-Term Investment Securities (cost $837,479)		837,693
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $1,384,058 collateralized by $1,390,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $1,415,181 (cost $ 1,384,000) .	$1,384,000	$1,384,000
TOTAL INVESTMENTS (cost $411,186,020)(4)	99.2%	438,316,226
Other assets less liabilities	0.8	3,651,802
NET ASSETS	100.0%	$441,968,028

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $6,038,742 representing 1.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2019.

(3)  The Security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(4)  See note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

ETF — Exchange Traded Funds

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equivalent Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
34	Long	MSCI EAFE Index	June 2019	$3,158,536	$3,172,880	$14,344

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$19,439,336	**	$21	$19,439,357
Portugal	—	225,998	**	0	225,998
Other countries	28,034,650	387,726,470	**	—	415,761,120
Exchange-Traded Funds	668,058	—		—	668,058
Short-Term Investment Securities:
Registered Investment Companies	271,868	—		—	271,868
U.S Government Treasuries	—	565,825		—	565,825
Repurchase Agreements	—	1,384,000		—	1,384,000
Total Investments at Value	$28,974,576	$409,341,629		$21	$438,316,226
Other Financial Instruments:†
Futures Contracts	$14,344	$—		$—	$14,344

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 2).

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
United States Treasury Notes	27.9%
Diversified Financial Services	15.3
Federal National Mtg. Assoc.	11.6
United States Treasury Bonds	8.1
Diversified Banking Institutions	6.9
Federal Home Loan Mtg. Corp.	6.0
Government National Mtg. Assoc.	4.5
Electric-Integrated	1.7
Telephone-Integrated	1.7
Pipelines	1.7
Cable/Satellite TV	1.5
Tobacco	1.4
Oil Companies-Exploration & Production	1.2
Banks-Commercial	1.2
Brewery	1.0
Pharmacy Services	0.9
Electronic Components-Semiconductors	0.9
Banks-Super Regional	0.9
Repurchase Agreements	0.7
Auto-Cars/Light Trucks	0.7
Cellular Telecom	0.6
Medical-Drugs	0.6
Food-Misc./Diversified	0.6
Sovereign	0.6
Medical-HMO	0.6
Chemicals-Diversified	0.5
Aerospace/Defense-Equipment	0.4
Broadcast Services/Program	0.4
Registered Investment Companies	0.4
Multimedia	0.4
Containers-Paper/Plastic	0.4
E-Commerce/Products	0.4
Commercial Services-Finance	0.4
Transport-Rail	0.3
Insurance Brokers	0.3
Real Estate Investment Trusts	0.3
Agricultural Chemicals	0.3
Medical Products	0.3
Municipal Bonds & Notes	0.3
Beverages-Wine/Spirits	0.3
Metal-Iron	0.2
Medical-Generic Drugs	0.2
Electric-Distribution	0.2
Applications Software	0.2
Finance-Credit Card	0.2
Medical-Biomedical/Gene	0.2
Diversified Minerals	0.2
Retail-Building Products	0.2
Oil Companies-Integrated	0.2
Paper & Related Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Oil Refining & Marketing	0.2
Internet Application Software	0.2
Electric-Generation	0.2
Retail-Restaurants	0.2
Chemicals-Specialty	0.2
Computers	0.2
Medical Labs & Testing Services	0.2
Computer Services	0.2
Data Processing/Management	0.2
Diversified Manufacturing Operations	0.1%
Medical Instruments	0.1
Medical-Wholesale Drug Distribution	0.1
Engineering/R&D Services	0.1
Machinery-Farming	0.1
Airlines	0.1
Computers-Memory Devices	0.1
Airport Development/Maintenance	0.1
Federal Home Loan Bank	0.1
Enterprise Software/Service	0.1
Aerospace/Defense	0.1
Retail-Discount	0.1
Foreign Government Obligations	0.1
Building-Heavy Construction	0.1
Insurance-Mutual	0.1
Diagnostic Equipment	0.1
Tennessee Valley Authority	0.1
Insurance-Reinsurance	0.1
Finance-Consumer Loans	0.1
Television	0.1
Insurance-Property/Casualty	0.1
Savings & Loans/Thrifts	0.1
Oil-Field Services	0.1
Commercial Services	0.1
Finance-Other Services	0.1
Gambling (Non-Hotel)	0.1
Coatings/Paint	0.1
Machinery-Construction & Mining	0.1
Beverages-Non-alcoholic	0.1
Retail-Mail Order	0.1
Electronic Measurement Instruments	0.1
Medical-Hospitals	0.1
111.4%
Credit Quality†#
Aaa	60.1%
Aa	1.0
A	8.7
Baa	16.0
Ba	4.3
B	1.3
Caa	0.7
Ca	0.2
Not Rated##	7.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES — 15.3%
Diversified Financial Services — 15.3%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.99% (1 ML+0.50%) due 01/25/2036(1)	$112,867	$106,976
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 3.03% (1 ML+0.54%) due 11/25/2035(1)	125,050	123,925
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	169,045	146,106
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 3.34% (12 MTA+0.94%) due 10/25/2046(1)	55,112	48,653
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	201,112
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 4.02% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,187,566
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 4.30% (3 ML+1.51%) due 01/15/2029*(2)	841,716	841,415
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63due 03/25/2049*(1)(3)	450,000	451,639
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 4.25% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,079,674
Apidos CLO FRS Series 2015-21A, Class A1R 3.71% (3 ML+0.93%) due 07/18/2027*(2)	1,385,000	1,373,054
Apidos CLO FRS Series 2013-16A, Class A1R 3.74% (3 ML+0.98%) due 01/19/2025*(2)	214,360	214,218
Atlas Senior Loan Fund IV, Ltd. FRS Series 2013-2A, Class A1RR 3.36% (3 ML + 0.68%) due 02/17/2026*(2)	374,244	372,154
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.87% (3 ML+1.10%) due 04/25/2026*(2)	830,582	829,634
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,531
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	$129,000	$130,204
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.84% (3 ML+1.08%) due 07/20/2028*(2)	1,834,000	1,826,409
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.91% (3 ML+1.15%) due 07/20/2025*(2)	200,516	200,177
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 4.01% (3 ML+1.25%) due 07/20/2030*(2)	995,000	988,939
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.55% (1 ML+0.06%) due 01/25/2037(1)	12,398	10,445
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.71% (1 ML+0.23%) due 02/20/2047(1)	302,550	290,121
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(3)(4)(5)	9,703,122	365,579
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(3)(4)(5)	8,613,018	451,347
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	479,947
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(4)	239,000	248,949
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,434,657	1,441,193
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,010,609	1,013,535
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	807,275	809,708
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,297,432	1,304,445
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,163,024	1,181,110

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.66% (1 ML+0.17%) due 01/25/2037(1)	$17,788	$16,637
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.97% (1 ML+0.48%) due 02/25/2036(1)	56,051	53,233
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.99% (1 ML+0.50%) due 01/25/2036(1)	160,280	163,845
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.67% (1 ML+0.18%) due 10/25/2036(1)	82,939	76,629
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.69% (1 ML+0.20%) due 02/25/2037(1)	179,503	185,683
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.44% (1 ML+0.95%) due 08/25/2028*(1)	1,271,341	1,271,994
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.69% (1 ML + 1.20%) due 10/25/2027*(1)	1,338,000	1,337,171
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.78% (1 ML+ 1.30%) due 03/25/2029*(1)	1,190,000	1,190,000
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(3)(4)(5)	2,641,435	96,776
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(3)(4)(5)	4,596,601	169,867
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	443,248
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(4)	300,000	316,508
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 4.28% (3 ML+1.49%) due 01/15/2029*(2)	680,000	680,299
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 5.03% (1 ML + 2.55%) due 12/15/2037*(4)	675,000	678,792
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.54% (3 ML+0.78%) due 04/27/2027*(2)	$1,355,000	$1,348,142
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	157,164
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	254,207
CBAM CLO Management LLC FRS Series 2017-3A, Class A 4.00% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,178,006
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(4)	1,300,000	1,334,363
Cent CLO, Ltd. FRS Series 2014-21A, Class A1RA 3.91% (3 ML+1.15%) due 07/27/2030*(2)	810,000	802,497
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	248,289	252,223
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 4.28% due 12/25/2035(1)(3)	133,884	129,052
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	223,784	216,946
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 4.02% due 09/25/2047(1)(3)	154,038	143,520
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.56% (3 ML+0.80%) due 01/20/2028*(2)	1,601,000	1,583,506
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.83% (3 ML+1.05%) due 04/24/2030*(2)	1,495,000	1,481,088
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,363,950	1,356,073
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(2)	975,000	1,014,946
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	79,451
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	99,855

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.98% due 07/10/2047(3)(4)(5)	$3,811,390	$158,321
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.11% due 04/10/2048(3)(4)(5)	3,543,881	164,913
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,067,423
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,288,885
Citigroup Mtg. Loan Trust VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(3)	1,219,488	1,225,286
Civic Mortgage LLC Series 2018-1, Class A1 3.89% due 06/25/2022*(1)(7)	228,775	228,306
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML+1.15%) due 10/25/2028*(2)	720,000	716,464
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	1	1
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	919	914
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(3)	890,000	889,999
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(3)	487,558	488,480
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	891,622
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.38% (1 ML+0.88%) due 12/15/2031*(4)	320,000	320,100
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.81% (1 ML+0.32%) due 11/25/2035(1)	45,009	41,218
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 3.03% (1 ML+0.54%) due 01/25/2036(1)	115,414	110,245
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 3.29% (1 ML+0.80%) due 12/25/2035(1)	$101,047	$87,240
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	168,523	121,561
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 3.17% (1 ML+0.68%) due 03/25/2035(1)	52,418	48,518
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.85% due 11/20/2035(1)(3)	31,244	28,466
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.89% due 06/20/2035(1)(3)	91,078	91,743
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.79% due 06/15/2057(3)(4)(5)	9,813,639	360,752
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.79% due 01/15/2049(3)(4)(5)	2,778,096	240,159
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	754,409
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,485,746
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	727,525
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	631,328	616,324
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(3)(4)	1,536,000	1,589,772
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	358,947	375,690
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.18% (1 ML+0.70%) due 06/15/2034*(4)	300,000	298,685
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	317,357	313,653

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2018-4A, Class A1 4.08% due 10/25/2058*(1)(3)	$1,126,938	$1,140,890
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.64% (1 ML+0.15%) due 12/25/2036(1)	179,525	160,348
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.64% (1 ML+0.15%) due 03/25/2037(1)	15,604	14,287
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	140,000	139,258
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	101,343
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	754,300	765,667
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.59% (3 ML+0.80%) due 07/15/2030*(2)	459,000	458,770
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.69% (3 ML+0.90%) due 04/15/2029*(2)	1,525,000	1,509,997
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.99% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,531,506
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 3.32% (12 MTA+0.92%) due 03/19/2046(1)	351,211	320,756
Eagle RE, Ltd. FRS Series 2018-1, Class M1 4.19% (1 ML+1.70%) due 11/25/2028*(1)	677,000	679,484
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.80% (1 ML+0.31%) due 09/25/2036	495,000	445,718
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 3.93% (3 ML+1.25%) due 05/15/2030*(2)	975,000	973,248
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	101,747
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	$168,000	$166,766
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	98,939
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 4.10% due 09/19/2035(1)(3)	31,116	30,493
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 4.25% due 04/19/2036(1)(3)	208,334	187,982
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.65% (1 ML+0.16%) due 02/25/2037(1)	41,503	40,962
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.80% (12 MTA+1.40%) due 10/25/2045(1)	170,603	146,402
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,286,668
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	174,316
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,247,706
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,354,652
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(7)	365,000	374,528
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.54% (1 ML+0.05%) due 12/25/2046	37,591	24,867
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 2.56% (1 ML+0.07%) due 12/25/2046	74,984	37,573
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.57% (1 ML+0.08%) due 02/25/2037	386,016	194,117
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.58% (1 ML+0.09%) due 12/25/2036	13,389	5,859
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.59% (1 ML+0.10%) due 03/25/2037	426,819	202,129

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.73% (1 ML+0.24%) due 11/25/2036	$96,555	$53,884
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.79% (1 ML+0.30%) due 03/25/2036	19,606	14,022
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.81% (1 ML+0.32%) due 04/25/2047	158,812	106,195
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(7)	102,683	48,002
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	332,065	151,401
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.79% (1 ML+0.30%) due 01/25/2037(1)	499,270	266,997
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.30% due 10/25/2035(1)(3)	82,693	68,632
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.41% due 01/25/2036(1)(3)	8,839	8,874
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 4.41% due 01/25/2036(1)(3)	114,404	114,472
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.67% (1 ML+0.19%) due 01/19/2038(1)	10,991	10,470
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.72% (1 ML+0.24%) due 12/19/2036(1)	250,567	230,501
Home Re, Ltd. FRS Series 2018-1, Class M1 4.09% (1 ML + 1.60%) due 10/25/2028*(1)	710,000	711,340
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	47,000	47,290
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.76% (1 ML+0.27%) due 02/25/2036	200,000	197,421
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(4)	475,000	502,750
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.77% (1 ML+0.28%) due 07/25/2035(1)	$5,381	$4,804
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.82% due 04/25/2037(1)(3)	147,376	112,137
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 4.35% due 12/25/2036(1)(3)	205,510	193,878
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	961,007	969,673
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(1)(3)	860,325	846,748
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 4.01% due 05/25/2036(1)(3)	110,055	107,289
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	301,338
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,407,931
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(7)	1,681,772	1,680,898
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.68% (1 ML+0.19%) due 11/25/2046(1)	353,880	331,096
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.19% (1 ML+1.70%) due 03/01/2024*(1)	800,000	800,526
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.26% (1 ML+1.75%) due 09/01/2022*(1)	306,666	306,762
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 4.02% (3 ML+1.26%) due 07/20/2026*(2)	1,013,016	1,013,094
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.93% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,234,812

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.77% (3 ML+1.00%) due 07/25/2026*(2)	$2,058,239	$2,056,887
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 4.27% (3 ML+1.50%) due 07/25/2026*(2)	880,000	879,679
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.59% (3 ML+0.80%) due 01/15/2028*(2)	1,545,000	1,518,922
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR2 3.77% (3 ML+0.98%) due 04/15/2031*(2)	680,000	675,087
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.47% due 11/21/2034(1)(3)	70,620	72,561
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,128
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.51% due 07/25/2035(1)(3)	189,384	152,128
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	443,836	439,565
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	348,295	344,647
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(7)	1,020,973	1,019,709
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.64% (1 ML+0.15%) due 06/25/2036	5,709	4,632
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.09% due 12/15/2047(3)(4)(5)	2,693,738	93,968
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	498,923
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	800,786
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,883,425
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	$52,000	$51,276
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(3)(4)(5)	1,752,626	139,650
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	765,994
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.66% (1 ML+0.17%) due 11/25/2036	258,016	107,602
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.38% (1 ML+0.90%) due 12/15/2033*(4)	300,000	300,376
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class D 4.28% (1 ML+1.80%) due 12/15/2033*(4)	575,000	575,539
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	142,638	141,255
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.59% (3 ML+0.80%) due 01/15/2028*(2)	1,535,000	1,522,003
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.24% (1 ML + 0.75%) due 01/25/2048*(1)	1,507,413	1,496,711
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,042,120	1,053,607
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	929,487	939,045
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.99% (1 ML+1.50%) due 06/25/2057*(1)	1,335,150	1,355,309
New Residential Mtg. Loan Trust VRS Series 2018-NQM1, Class A1 3.99% due 11/25/2048*(1)(3)	1,614,725	1,647,651

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	$1,770,086	$1,801,455
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	1,809,872	1,849,553
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,506,255	1,538,792
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,210,978	1,237,159
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,450,313	1,473,002
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(1)(3)	1,144,969	1,187,026
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.45% due 06/25/2036(1)(3)	147,722	129,090
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	952,077	947,942
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	592,760	592,465
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(7)	314,995	314,557
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(1)(3)	1,609,598	1,623,125
OCP, Ltd. FRS Series 2015-8A, Class A1R 3.62% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,154,502
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 4.08% (3 ML+1.32%) due 03/17/2030*(2)	865,000	863,816
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,895,063
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	$229,955	$230,304
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.78% (3 ML+1.01%) due 07/17/2029*(2)	330,000	326,367
OZLM, Ltd. FRS Series 2015-12A, Class A1R 3.80% (3 ML+1.05%) due 04/30/2027*(2)	2,095,000	2,081,801
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.48% (1 ML+2.00%) due 03/27/2024*(1)	800,000	801,915
Pretium Mtg. Credit Partners Series 2018-NPL1, Class A1 3.38% due 01/27/2033*(7)	236,908	235,638
Pretium Mtg. Credit Partners Series 2018-NPL2, Class A1 3.70% due 03/27/2033*(7)	852,823	850,866
RALI Series Trust FRS Series 2006-QA3, Class A2 2.79% (1 ML+0.30%) due 04/25/2036(1)	344,379	318,314
RALI Series Trust VRS Series 2007-QH9, Class A1 3.67% due 11/25/2037(1)(3)	62,056	55,439
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	75,869	72,995
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	339,096	155,753
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(7)	156,104	90,802
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.88% due 04/25/2037(1)(3)	23,001	21,940
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.58% (1 ML+0.09%) due 07/25/2036	182,576	83,272
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.89% (3 ML+1.12%) due 07/17/2026*(2)	761,810	761,947
Shackleton CLO, Ltd. FRS Series 2014-6RA, Class A 3.79% (3 ML+1.02%) due 07/17/2028*(2)	1,580,000	1,571,244

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(1)(3)	$361,212	$359,572
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	408,601	408,607
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	150,956	150,461
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 4.16% (3 ML+1.39%) due 01/23/2029*(2)	600,000	599,731
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.67% (1 ML+0.18%) due 07/25/2037	43,964	39,426
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.74% (1 ML+0.25%) due 11/25/2036	290,000	268,570
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,222,518
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% (1 ML+0.30%) due 09/25/2034(1)(3)	22,052	20,539
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.72% (1 ML+0.23%) due 02/25/2036(1)	117,767	104,451
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 4.08% (3 ML+1.28%) due 07/14/2026*(2)	1,058,630	1,058,817
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,145
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.92% (3 ML+1.16%) due 10/20/2026*(2)	798,752	799,301
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	259,819	257,506
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	696,702	688,760
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	$1,798,813	$1,778,713
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	496,072	490,956
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,379,641	1,357,094
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.09% (1 ML+0.60%) due 02/25/2057*	1,133,627	1,124,274
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	152,327
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.83% (3 ML+1.07%) due 10/20/2028*(2)	1,280,000	1,280,616
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 4.06% (3 ML+1.30%) due 07/20/2030*(2)	665,000	663,189
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1 3.97% due 03/25/2049*(7)	535,000	535,584
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.87% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,780,047
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,203,013
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(7)	780,952	784,016
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(7)	257,774	256,807
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(7)	1,078,181	1,076,649
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(7)	672,641	674,147
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(7)	516,190	518,437
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 4.02% (3 ML+1.25%) due 04/17/2030*(2)	250,000	249,024
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.63% (COFI 11+1.50%) due 11/25/2046(1)	67,815	66,754

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 3.15% (12 MTA+0.82%) due 12/25/2046(1)	$441,543	$399,876
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 3.28% (12 MTA+0.88%) due 10/25/2046(1)	175,832	164,965
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.59% due 06/25/2037(1)(3)	155,907	145,553
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-5, Class 1A1 3.09% (1 ML+0.60%) due 07/25/2036(1)	81,391	55,215
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 3.23% (12 MTA+0.83%) due 11/25/2046(1)	134,395	122,102
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.14% due 09/15/2057(3)(4)(5)	9,455,838	410,305
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.15% due 05/15/2048(3)(4)(5)	3,639,744	164,282
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)(4)	75,000	70,782
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.54% due 10/25/2035(1)(3)	575,000	583,911
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.70% due 10/25/2036(1)(3)	91,692	90,472
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	444,375	438,096
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,215,113
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(3)(4)(5)	458,839	5,474
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	$415,000	$429,766
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	150,000	148,896
York, Ltd. FRS Series 2016-2A, Class A 4.39% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,245,321
Total Asset Backed Securities (cost $146,644,355)		147,000,510
U.S. CORPORATE BONDS & NOTES — 27.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	83,000	85,373
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	78,000	78,912
		164,285
Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	189,000	189,626
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	703,000	714,232
		903,858
Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 4.40% due 06/15/2028	266,000	279,747
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	98,000	102,832
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	59,245
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,105,000	2,160,704
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	146,950
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	1,072,000	1,113,360
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	206,871
		4,069,709

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	$72,000	$76,383
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(8)	12,115	12,185
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	452,543
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	650,000	656,830
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	60,528	61,448
		1,183,006
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	79,000	82,776
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,066,335
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	365,000	413,737
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	84,000	84,840
		1,647,688
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	306,000	307,908
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	150,000	146,755
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	285,506
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	154,000	156,698
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	120,000	111,380
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	265,000	207,669
Security Description	Principal Amount(6)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	$415,000	$347,715
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	252,000	248,161
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	213,911
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	493,420
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	977,556
General Motors Co. Senior Notes 5.95% due 04/01/2049	265,000	256,908
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	238,814
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	537,138
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	420,000	417,769
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*	187,000	189,677
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	228,000	222,583
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	197,000	203,082
Volkswagen Group of America Finance LLC Company Guar. Notes 3.88% due 11/13/2020*	1,075,000	1,088,805
		6,651,455
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	75,810
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	85,000	85,241
		161,051
Banks-Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	657,000	684,207
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	388,000	517,282

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$660,000	$667,846
SunTrust Bank Senior Notes 3.20% due 04/01/2024	392,000	395,250
SunTrust Bank Senior Notes 3.50% due 08/02/2022	137,000	138,925
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	282,000	281,955
		2,685,465
Banks-Super Regional — 0.9%
Bank of America NA Senior Notes 3.34% due 01/25/2023	250,000	253,125
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	684,369
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,384,735
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	639,993
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	911,698
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,000,000	1,001,325
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	938,000	953,437
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	985,000	988,795
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	720,000	740,936
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	309,202
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	290,000	334,790
		8,202,405
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	153,750
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	110,445
		264,195
Security Description	Principal Amount(6)	Value (Note 2)
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	$224,000	$232,120
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	146,000	146,204
		378,324
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,285,000	1,268,620
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	770,000	752,603
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	385,000	404,197
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	141,000	149,531
		2,574,951
Brewery — 1.0%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	803,000	802,186
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	102,000	102,447
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	1,430,000	1,490,152
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	875,000	840,600
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	1,280,000	1,363,709
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,061,672
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,950,000	3,193,415
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	353,000	387,434

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	$54,000	$74,943
		9,316,558
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	839,765
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	509,000	512,978
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	550,000	578,969
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	475,000	461,823
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	600,000	658,435
Fox Corp. Senior Notes 4.03% due 01/25/2024*	720,000	746,413
Fox Corp. Senior Notes 5.48% due 01/25/2039*	105,000	116,110
Fox Corp. Senior Notes 5.58% due 01/25/2049*	129,000	145,187
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	32,000	30,300
		4,089,980
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	268,000	216,844
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	98,426
		315,270
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	63,000	64,417
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	74,000	71,225
		135,642
Security Description	Principal Amount(6)	Value (Note 2)
Building-Heavy Construction — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	$71,000	$74,372
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	119,566
		193,938
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	117,000	109,395
Cable/Satellite TV — 1.3%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	101,000	104,661
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	35,501
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	87,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	28,910
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.39% (3 ML+1.65%) due 02/01/2024	32,000	32,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	928,556
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	185,000	194,934
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	23,124
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	269,025

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	$685,000	$715,541
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	78,000	86,971
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,804,815
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	813,796
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	243,000	250,133
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	56,991
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	395,000	413,099
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	257,220
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	785,000	833,969
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	541,000	579,128
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	134,000	145,270
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	290,000	319,870
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	73,033
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	237,779
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,192,000	1,186,589
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	453,942
Security Description	Principal Amount(6)	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	$270,000	$275,711
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	270,000
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	270,948
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	128,112
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,215,204
		12,092,595
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	110,000	111,650
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	521,000	545,748
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	417,000	421,691
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,215,912
		2,183,351
Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	127,000	141,595
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	1,560,000	1,631,341
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	1,994,000	2,154,302
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	186,000	212,169
		4,139,407
Chemicals-Fibers — 0.0%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	105,000	98,700

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics — 0.0%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	$24,000	$24,480
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	96,000	126,322
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	129,000	130,612
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	16,000	13,931
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	520,675
		534,606
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	197,000	194,439
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,465,000	2,513,905
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	115,000	112,844
		2,626,749
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	14,000	12,624
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	580,000	584,354
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	135,000	133,827
		730,805
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	85,000	75,725
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	153,000	154,008
Security Description	Principal Amount(6)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$160,000	$152,226
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	522,932
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	209,732
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	132,000	155,080
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	65,000	68,762
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	115,000	120,513
		1,383,253
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	106,000	94,340
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	58,000	60,320
		154,660
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,026,000	979,830
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	68,813
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	25,000	25,250
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	48,840
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	106,837
		180,927
Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	13,000	13,467
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	1,175,000	1,245,053
		1,258,520

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	$75,000	$73,313
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	73,912
		147,225
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	455,000	467,808
Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	99,000	93,951
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	246,003
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	260,000	260,049
		600,003
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	123,438
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	80,000	79,800
Diversified Banking Institutions — 4.8%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,076,195
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,518,927
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,211,550
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	950,000	928,957
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	254,000	257,941
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	194,000	199,512
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	1,000,000	976,949
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	865,000	881,641
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	$715,000	$747,579
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	216,000	219,346
Bank of America Corp. Senior Notes 4.27% due 07/23/2029	98,000	102,040
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	458,848
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	823,491
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	329,000	322,234
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	71,000	70,827
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	520,738
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,239,302
Citigroup, Inc. FRS Senior Notes 3.78% (3 ML+1.10%) due 05/17/2024	1,940,000	1,948,447
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	2,530,000	2,572,022
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,303,019
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	782,571
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	135,000	138,704
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	98,910
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	190,000	203,695
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	367,190
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	94,000	107,531
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	88,000	102,841

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	$1,405,000	$1,383,323
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,849,421
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	269,000	265,892
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,592,027
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/20/2024	180,000	181,841
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	970,000	960,740
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	386,767
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	321,000	306,509
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	840,000	858,480
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	182,000	186,298
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	370,000	393,513
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	608,103
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	752,392
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	654,000	797,276
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	437,000	439,630
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,104,653
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,221,624
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,016,522
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	129,000	126,443
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	$375,000	$385,170
JPMorgan Chase & Co. FRS Senior Notes 4.01% (3 ML+1.23%) due 10/24/2023	460,000	466,918
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	465,784
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	902,503
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	273,211
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,406,657
Morgan Stanley Senior Notes 3.59% due 07/22/2028	2,420,000	2,401,707
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	518,954
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	410,275
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	828,186
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	549,834
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,008,635
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	174,410
Morgan Stanley Senior Notes 4.43% due 01/23/2030	150,000	157,984
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	861,000	922,880
		46,485,569
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 02/14/2024	115,000	118,489
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	388,000	401,571
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	127,000	131,233

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	$485,000	$485,782
		1,137,075
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,200,000	1,247,266
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	84,000	97,793
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	220,635
		1,565,694
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	453,312
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	152,000	159,085
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	319,000	351,584
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	746,620
		1,710,601
Electric-Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	31,000	32,992
Electric-Integrated — 1.6%
AES Corp. Senior Notes 4.00% due 03/15/2021	85,000	86,140
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049	70,000	72,834
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	342,635
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	197,000	247,429
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	265,000	297,382
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	265,000	271,010
Security Description	Principal Amount(6)	Value (Note 2)
Electric-Integrated (continued)
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	$750,000	$744,689
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	82,279
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	51,044
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	63,247
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,144,633
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	730,536
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	221,538
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	143,000	143,804
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	937,203
Entergy Arkansas LLC 1st Mtg. Notes 4.20% due 04/01/2049	101,000	104,278
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	386,000	406,379
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	93,760
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	237,215
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	564,385
Exelon Corp. Senior Notes 3.95% due 06/15/2025	340,000	351,939
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	82,000	83,194
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	421,000	556,967
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	98,000	99,912
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	869,000	860,967

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	$350,000	$362,417
Interstate Power & Light Co. Senior Notes 3.60% due 04/01/2029	112,000	112,289
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	743,775
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	77,000	80,159
Kansas City Power & Light Co. General Refunding Mtg. Notes 4.13% due 04/01/2049	73,000	75,470
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049	216,000	227,340
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	83,000	81,033
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	630,000	632,276
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026(11)	185,000	161,875
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027(11)	1,085,000	946,662
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(11)	230,000	204,700
Pacific Gas & Electric Co. Senior Notes 4.45% due 04/15/2042(11)	33,000	28,297
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034(11)	580,000	575,650
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	170,000	177,000
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	117,000	123,148
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	420,000	453,442
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	37,000	39,236
Security Description	Principal Amount(6)	Value (Note 2)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	$274,000	$314,565
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	652,137
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	582,781
		15,369,651
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	191,131
Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	73,000	74,095
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	881,781
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,985,000	1,979,896
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	2,375,000	2,268,896
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	1,105,000	1,103,696
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	169,079
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	865,000	882,543
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	1,230,000	1,254,763
Micron Technology, Inc. Senior Notes 5.33% due 02/06/2029	157,000	161,125
		8,775,874
Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	18,000	18,491
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	334,000	341,233
		359,724

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	$96,000	$95,989
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	125,000	123,933
		219,922
Electronic Security Devices — 0.0%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	85,000	81,983
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	111,925
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,235,000	1,234,999
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	119,000	119,892
Oracle Corp. Senior Notes 2.95% due 11/15/2024	130,000	130,236
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	452,666
		702,794
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	70,000	71,162
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	109,980
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	57,738
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	114,750
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	128,906
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	37,000	37,670
Synchrony Financial Senior Notes 4.25% due 08/15/2024	128,000	128,772
Synchrony Financial Senior Notes 4.38% due 03/19/2024	96,000	97,238
		675,054
Security Description	Principal Amount(6)	Value (Note 2)
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	$100,000	$102,250
American Express Co. Senior Notes 3.40% due 02/27/2023	435,000	441,628
American Express Co. Senior Notes 3.40% due 02/22/2024	278,000	282,474
American Express Co. Senior Notes 4.20% due 11/06/2025	96,000	101,519
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	771,841
		1,699,712
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	112,000	102,539
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	91,152
		193,714
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	125,438
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	242,000	240,923
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	128,000	126,062
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	104,000	103,277
		470,262
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	73,000	70,184
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	57,000	57,290

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	$157,000	$159,789
		287,263
Food-Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	230,000	234,310
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,105,000	1,146,627
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	125,000	131,195
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	190,000	192,327
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	174,000	174,948
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	158,000	184,727
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	216,000	215,670
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,165,000	1,085,902
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	130,000	112,455
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	1,205,000	1,239,515
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	196,000	200,404
Mars, Inc. Company Guar. Notes 4.20% due 04/01/2059*	100,000	102,511
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	180,000	182,443
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	190,784
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	65,000	65,731
		5,459,549
Security Description	Principal Amount(6)	Value (Note 2)
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/ Albertson's LLC Company Guar. Notes 5.75% due 03/15/2025	$87,000	$82,541
Kroger Co. Senior Notes 5.40% due 01/15/2049	110,000	113,982
		196,523
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	80,000	81,652
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,320	73
		81,725
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	97,000	112,709
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	49,000	50,838
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	39,000	39,585
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	75,000	74,392
		164,815
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049	69,000	72,843
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	89,000	90,183
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	297,313
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	615,000	637,882
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	306,755

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	$390,000	$412,696
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	470,737
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	613,890
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	102,000	106,134
		2,935,590
Insurance-Life/Health — 0.0%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	151,000	120,369
Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	117,000	134,756
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	114,000	179,212
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	197,822
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	324,000	321,132
		698,166
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	166,000	167,327
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	84,787
		252,114
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	533,578
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	138,037
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	18,000	17,662
Security Description	Principal Amount(6)	Value (Note 2)
Internet Content-Entertainment (continued)
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	$100,000	$108,065
		125,727
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	85,000	87,178
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	146,000	146,839
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	123,000	122,392
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	83,000	83,956
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	174,000	178,860
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	82,000	81,590
		466,798
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	214,000	217,443
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	261,000	267,869
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	128,000	127,444
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	271,000	273,458
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	177,000	181,903
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	89,000	92,311
		942,985
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	294,000	304,744

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	$1,230,000	$1,264,466
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	207,000	204,796
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	136,000	132,551
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	155,000	156,938
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	199,085
		693,370
Medical Products — 0.3%
Baxter International, Inc. Senior Notes 3.50% due 08/15/2046	143,000	123,578
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,825,000	1,824,992
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	940,000	936,384
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	50,000	49,740
		2,934,694
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	697,557
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,124
Celgene Corp. Senior Notes 3.63% due 05/15/2024	194,000	196,967
Celgene Corp. Senior Notes 4.63% due 05/15/2044	119,000	119,822
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	190,000	193,542
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	531,784
		1,763,796
Security Description	Principal Amount(6)	Value (Note 2)
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	$96,000	$89,013
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	108,000	106,222
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,071,361
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	131,000	133,992
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,526,958
		2,927,546
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	702,000	682,486
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	290,000	261,550
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	77,000	78,078
		1,022,114
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	368,254
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	794,811
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	412,822
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	555,000	606,186
Centene Corp. Senior Notes 4.75% due 01/15/2025	25,000	25,500
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	596,000	589,816
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	600,000	618,117
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	65,000	67,631
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	505,000	527,133
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	545,000	615,810
		4,626,080

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	$182,000	$195,007
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	159,000
		354,007
Medical-Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,161
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	930,000	917,539
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	271,000	249,755
		1,244,455
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	39,850
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	84,000	85,890
		125,740
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	97,575
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	200,000	201,935
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	103,000	98,623
Multimedia — 0.4%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	74,000	70,485
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	545,000	515,819
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	132,000	133,235
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	1,740,000	1,808,884
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	450,000	404,562
Security Description	Principal Amount(6)	Value (Note 2)
Multimedia (continued)
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	$1,155,000	$1,150,302
		4,083,287
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	152,000	162,703
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	108,217
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	451,992
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	248,000	285,340
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	95,000	95,475
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	85,212
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	44,000	44,431
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	136,000	93,160
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	789,000	811,982
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	179,000	185,297
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	100,000	76,750
Hess Corp. Senior Notes 4.30% due 04/01/2027	1,385,000	1,371,691
Hess Corp. Senior Notes 7.13% due 03/15/2033	604,000	699,704
Hess Corp. Senior Notes 7.30% due 08/15/2031	910,000	1,061,338
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	277,142
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	115,763

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	$375,000	$430,997
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,019,000	988,430
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	350,000	354,315
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	83,000	97,758
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	236,000	233,080
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	1,045,000	1,037,348
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	75,000	76,500
		8,981,922
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	488,000	493,582
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	83,190
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	147,000	113,190
		196,380
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	445,000	440,576
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	705,000	689,752
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	417,000	420,805
		1,551,133
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	59,000	59,737
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	85,000	65,875
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	48,000	49,560
Security Description	Principal Amount(6)	Value (Note 2)
Oil-Field Services (continued)
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	$83,000	$51,460
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	143,000	146,126
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	64,000	65,680
		438,438
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	255,000	263,572
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	351,000	360,144
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	116,425
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	145,471
		885,612
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	128,000	129,390
Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	3,910,000	4,055,726
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	148,000	152,113
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	146,000	150,657
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	765,000	785,383
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	576,000	570,409
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,110,000	1,118,219
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,158,569
		7,991,076

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	$885,000	$889,267
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	188,000	178,743
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	130,000	141,375
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	47,000	48,057
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	146,000	148,460
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	129,000	130,613
Energy Transfer Operating LP Company Guar. Notes 4.25% due 03/15/2023	85,000	87,207
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	639,000	666,251
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	1,785,000	1,914,120
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	320,000	358,427
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	390,000	402,991
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	43,000	40,861
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	54,000	53,606
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	46,000	39,675
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	140,000	148,921
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	287,000	266,276
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	616,183
Security Description	Principal Amount(6)	Value (Note 2)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	$74,000	$71,040
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	70,525
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	80,000	82,560
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	130,191
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	53,000	64,714
Magellan Midstream Partners LP Senior Notes 4.85% due 02/01/2049	108,000	114,625
MPLX LP Senior Notes 4.00% due 03/15/2028	544,000	540,617
MPLX LP Senior Notes 4.13% due 03/01/2027	577,000	580,635
MPLX LP Senior Notes 4.70% due 04/15/2048	250,000	238,829
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	314,553
MPLX LP Senior Notes 5.50% due 02/15/2049	230,000	245,332
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	320,000	322,248
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	112,000	110,740
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	37,000	34,747
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	93,000	92,070
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	490,000	485,757

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	$980,000	$965,664
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	268,640
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	300,000	306,126
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,065,000	1,101,570
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	1,125,000	1,115,610
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	660,000	669,951
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	55,000	53,614
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	125,000	137,490
		14,248,881
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	115,000	115,863
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	95,000	76,000
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	87,000	88,875
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	126,000	129,702
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	173,000	173,056
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	500,000	499,458
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	265,000	262,974
Security Description	Principal Amount(6)	Value (Note 2)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	$135,000	$142,055
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	88,334
ERP Operating LP Senior Notes 4.15% due 12/01/2028	104,000	110,893
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	125,000	124,166
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	85,000	75,438
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	50,000	43,750
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	662,686
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	125,388
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	86,400
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	104,013
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	48,180
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	34,000	35,190
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	105,000	106,838
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	100,000	97,891
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	183,000	189,293
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	99,500
		3,205,205

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	$80,000	$82,444
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	94,000	87,655
		170,099
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	85,213
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	134,156
		219,369
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	78,306
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	86,000	81,270
		159,576
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	109,000	106,820
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	157,000	152,264
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	75,000	75,375
		227,639
Retail-Building Products — 0.2%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,495,000	1,501,443
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	190,326
		1,691,769
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	355,000	373,927
Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	514,405
		888,332
Security Description	Principal Amount(6)	Value (Note 2)
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	$78,000	$74,754
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	363,000	371,152
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	59,000	64,384
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	63,396
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	83,000	81,342
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	183,000	175,615
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	81,000	85,050
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	710,000	724,586
McDonald's Corp. Senior Notes 4.45% due 09/01/2048	280,000	287,382
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	95,000	102,759
		1,456,734
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	83,000	81,340
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	294,000	324,752
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	297,663
		622,415
Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	19,000	19,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	$66,000	$66,014
		85,014
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	45,000	44,550
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	56,858
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	68,000	66,130
		122,988
Telecommunication Equipment — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	59,000	61,950
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,773,000	1,793,351
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	675,000	689,560
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	352,000	346,795
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	943,410
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	391,000	395,253
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	225,044
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	175,000	185,062
Frontier Communications Corp. Senior Notes 7.13% due 01/15/2023	120,000	72,600
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	152,000	83,220
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	115,000	117,752
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	105,000	106,202
Security Description	Principal Amount(6)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$70,000	$72,821
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,125,000	2,246,112
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,194,396
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,372,000	1,543,410
		10,014,988
Television — 0.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	111,435
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	166,000	168,736
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	62,000	62,251
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	16,000	16,283
		358,705
Tobacco — 1.3%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	990,000	913,758
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	435,000	442,737
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	985,000	808,736
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	488,223
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	945,000	974,205
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	200,000	199,570
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	2,025,000	2,141,686
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,095,000	1,174,995
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	600,000	593,852

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	$900,000	$879,984
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	1,200,000	1,136,153
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	1,650,000	1,476,321
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	825,000	779,846
		12,010,066
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	180,000	182,198
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	228,000	236,345
GATX Corp. Senior Notes 4.70% due 04/01/2029	69,000	71,883
		308,228
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	135,000	136,166
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,934,695
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	76,000	79,475
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	170,000	177,649
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,038,244
		3,230,063
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	181,000	183,775
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	142,000	135,899
Security Description	Principal Amount(6)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	$214,000	$215,006
		350,905
Total U.S. Corporate Bonds & Notes (cost $255,375,815)		259,622,426
FOREIGN CORPORATE BONDS & NOTES — 5.9%
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	151,125
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	287,000	295,531
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	204,453
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	122,000	127,509
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	895,000	911,440
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	1,205,000	1,224,628
		2,914,686
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	950,000	1,012,700
Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 5.40% due 03/15/2049	75,000	77,380
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	83,648
		161,028
Banks-Commercial — 0.4%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	470,000	466,302
BPCE SA Senior Notes 2.75% due 01/11/2023*	640,000	633,227
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	341,343
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	316,000	313,360

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	$200,000	$196,464
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	665,000	681,983
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	1,120,000	1,164,867
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	285,000	278,181
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	258,683
		4,334,410
Banks-Special Purpose — 0.0%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	298,000	293,709
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	232,726
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	9,000	8,834
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000	197,400
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	270,000	284,185
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	203,000
		684,585
Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	196,000
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	535,000	542,757
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	1,840,000	1,870,218
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	133,000	131,853
		2,740,828
Security Description	Principal Amount(6)	Value (Note 2)
Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	$70,000	$68,600
SABIC Capital II BV Company Guar. Notes 4.00% due 10/10/2023*	475,000	484,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	37,000	35,058
		588,158
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	753,689
Methanex Corp. Senior Notes 5.65% due 12/01/2044	253,000	240,405
		994,094
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	85,000	82,584
Containers-Paper/Plastic — 0.2%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	85,000	87,125
Klabin Austria GmbH Company Guar. Notes 5.75% due 04/03/2029*	1,450,000	1,442,242
		1,529,367
Diversified Banking Institutions — 1.2%
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	357,612
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	1,235,000	1,210,037
BNP Paribas SA Senior Notes 4.40% due 08/14/2028*	700,000	720,211
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	448,000	464,680
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	151,579
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,618,340
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	863,000	870,602

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	$440,000	$462,501
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,935,000	1,998,247
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	481,000	489,736
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	531,000	541,084
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	199,911
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	202,000	204,148
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	200,000	204,516
UBS AG Senior Notes 2.45% due 12/01/2020*	420,000	417,622
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	312,700
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	638,315
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	259,000	261,010
		11,122,851
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029	194,000	196,746
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	463,666
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,216,114
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	50,000	50,250
		1,730,030
Security Description	Principal Amount(6)	Value (Note 2)
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	$1,030,000	$1,009,985
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	951,243
		1,961,228
Electric-Generation — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,510,242
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	225,000	215,317
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	332,573
		547,890
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	31,000	31,775
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	98,640
		130,415
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	157,000	150,917
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	145,000	142,534
Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	865,000	861,227
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	685,705
		1,546,932
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	169,556
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	112,000	116,200
		285,756

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	$315,000	$401,287
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	176,000	178,200
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,145,685
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	319,000	334,889
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	750,000	669,108
		2,729,169
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	106,000	107,382
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	515,000	519,637
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	80,000	71,989
		699,008
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	187,250
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	195,500
		382,750
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,170,000	1,271,790
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000	636,862
		1,908,652
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	57,000	52,868
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	85,000	80,750
		133,618
Security Description	Principal Amount(6)		Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		$1,710,000	$1,714,326
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		650,000	661,771
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		123,000	121,177
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*		540,000	543,213
			3,040,487
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		413,000	421,030
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		177,000	174,000
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		158,000	147,734
Petro-Canada Senior Notes 5.95% due 05/15/2035		77,000	90,274
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	343,336
			1,176,374
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		200,000	172,000
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		60,000	60,300
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		31,000	30,922
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029*		575,000	612,496
			703,718
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		770,000	796,937
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		490,000	499,743
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		345,000	361,092

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	$125,000	$147,758
		1,008,593
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	225,000	199,687
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	75,000	80,813
		280,500
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	85,000	80,750
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,345,000	1,420,078
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	151,000	163,534
		1,583,612
SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	184,000	191,527
Telephone-Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	90,000	93,150
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	1,755,000	1,763,775
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000	668,121
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	525,000	511,583
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	205,000	207,842
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	2,344,000	2,452,312
		5,696,783
Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	516,782
Security Description	Principal Amount(6)	Value (Note 2)
Transport-Equipment & Leasing — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	$75,000	$76,313
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	12,360
		88,673
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	99,000	121,588
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	385,000	381,150
Total Foreign Corporate Bonds & Notes (cost $57,141,156)		56,595,921
U.S. GOVERNMENT AGENCIES — 22.3%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	985,001
Federal Home Loan Mtg. Corp. — 6.0%
1.25% due 10/02/2019	1,272,000	1,264,278
2.38% due 01/13/2022	1,097,000	1,100,051
2.50% due 01/01/2028	124,937	124,912
2.50% due 04/01/2028	411,765	411,681
2.50% due 03/01/2031	236,825	235,495
2.50% due 10/01/2032	335,229	333,347
2.50% due 11/01/2032	1,095,426	1,091,719
3.00% due 08/01/2027	264,844	268,325
3.00% due 10/01/2042	254,704	254,844
3.00% due 11/01/2042	277,711	277,864
3.00% due 02/01/2043	522,693	521,360
3.00% due 04/01/2043	317,351	317,526
3.00% due 08/01/2043	1,167,500	1,168,141
3.00% due 07/01/2045	1,035,013	1,033,017
3.00% due 10/01/2045	538,507	537,218
3.00% due 08/01/2046	643,160	641,123
3.00% due April TBA	6,000,000	5,973,398
3.50% due 01/01/2032	759,509	778,463
3.50% due 11/01/2041	270,614	276,581
3.50% due 03/01/2042	131,305	134,201
3.50% due 08/01/2042	232,832	237,965
3.50% due 09/01/2043	86,983	89,002
3.50% due 03/01/2045	777,533	791,673
3.50% due 07/01/2045	1,716,498	1,749,359
3.50% due 08/01/2045	389,703	397,843
3.50% due 10/01/2045	716,686	729,606
3.50% due 11/01/2045	904,075	920,373
3.50% due 01/01/2046	32,825	33,417
3.50% due 11/01/2047	926,244	941,227
3.50% due April TBA	13,100,000	13,287,581
4.00% due 09/01/2040	201,582	209,226
4.00% due 07/01/2044	344,191	356,123
4.00% due 10/01/2045	338,467	349,644
4.00% due April TBA	10,300,000	10,602,361

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.33% (6 ML+1.49%) due 02/01/2037 FRS	$21,295	$21,944
4.50% due 04/01/2044	70,864	74,320
4.50% due 05/01/2048	845,676	886,146
4.50% due April TBA	1,300,000	1,356,683
4.52% (12 ML+1.88%) due 11/01/2037 FRS	183,967	193,575
5.00% due 11/01/2043	360,509	388,477
5.00% due April TBA	2,000,000	2,117,813
5.50% due 01/01/2036	126,868	139,275
6.00% due 03/01/2040	10,464	11,528
6.25% due 07/15/2032	206,000	284,142
6.75% due 03/15/2031	100,000	139,651
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.04% due 10/25/2047*(3)(4)	730,000	728,899
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K013, Class X1 VRS 0.52% due 01/25/2021(3)(4)(5)	1,993,170	16,717
Series K064, Class X1 VRS 0.61% due 03/25/2027(3)(4)(5)	5,154,842	214,889
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,141,046
Federal Home Loan Mtg. Corp., REMIC Series 4740, Class BA 3.00% due 09/15/2045(1)	454,503	457,144
Series 3883, Class PB 3.00% due 05/15/2041(1)	289,502	293,279
Series 3820, Class DA 4.00% due 11/15/2035(1)	82,321	82,784
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 3.69% (1 ML+1.20%) due 08/25/2029(1)	322,244	323,061
Series 2018-HRP1, Class M2 4.14% (1 ML+1.65%) due 04/25/2043*(1)	175,161	176,276
Series 2015-DNA1, Class M2 4.34% (1 ML+1.85%) due 10/25/2027(1)	84,441	85,327
Series 2014-DN1, Class M2 4.69% (1 ML+2.20%) due 02/25/2024(1)	181,965	185,060
Series 2014-HQ2, Class M2 4.69% (1 ML+2.20%) due 09/25/2024(1)	318,491	324,626
Series 2015-HQA2, Class M2 5.29% (1 ML+2.80%) due 05/25/2028(1)	132,823	135,453
		57,217,059
Security Description	Principal Amount(6)	Value (Note 2)
Federal National Mtg. Assoc. — 11.6%
zero coupon due 10/09/2019	$7,452,000	$7,356,405
1.88% due 09/24/2026	837,000	800,592
2.50% due 04/01/2028	272,617	272,467
2.50% due 08/01/2031	861,243	857,054
2.50% due 01/01/2032	1,000,726	994,632
2.50% due April TBA	2,600,000	2,526,570
2.63% due 09/06/2024	2,025,000	2,054,536
2.88% due 11/01/2027	2,145,000	2,138,293
2.97% due 06/01/2030	1,235,000	1,216,865
3.00% due 07/01/2027	1,510,000	1,519,341
3.00% due 10/01/2027	334,073	338,388
3.00% due 10/01/2030	369,462	372,901
3.00% due 03/01/2042	499,149	499,483
3.00% due 12/01/2042	145,369	145,466
3.00% due 05/01/2043	351,557	351,793
3.00% due 02/01/2045	297,766	297,412
3.00% due 08/01/2046	457,590	456,338
3.00% due 09/01/2046	323,632	322,646
3.00% due 12/01/2046	507,887	506,340
3.00% due 01/01/2047	215,258	214,585
3.00% due 04/01/2047	1,478,406	1,473,672
3.00% due 09/01/2048	791,583	789,107
3.00% due April TBA	2,600,000	2,623,910
3.16% due 08/01/2027	2,025,000	2,057,173
3.50% due 08/01/2026	128,103	131,045
3.50% due 09/01/2026	155,972	159,760
3.50% due 08/01/2027	25,041	25,616
3.50% due 10/01/2028	57,094	58,590
3.50% due 03/01/2042	299,360	305,731
3.50% due 08/01/2042	694,686	706,877
3.50% due 07/01/2045	239,713	243,851
3.50% due 08/01/2045	574,764	585,441
3.50% due 09/01/2045	525,619	534,692
3.50% due 10/01/2045	459,312	468,519
3.50% due 11/01/2045	526,920	535,608
3.50% due 12/01/2045	757,289	770,360
3.50% due 02/01/2046	324,969	330,578
3.50% due 03/01/2046	503,749	511,618
3.50% due 07/01/2046	803,540	819,682
3.50% due 12/01/2047	3,405,092	3,462,332
3.50% due 04/01/2048	2,663,888	2,708,341
3.50% due April TBA	33,900,000	34,359,483
4.00% due 03/01/2039	646,022	668,826
4.00% due 10/01/2040	143,647	148,991
4.00% due 11/01/2040	257,179	266,729
4.00% due 10/01/2041	222,887	231,148
4.00% due 11/01/2041	207,907	215,754
4.00% due 01/01/2043	768,715	802,997
4.00% due 10/01/2044	431,171	445,993
4.00% due 02/01/2045	770,282	802,737
4.00% due 02/01/2046	52,459	54,243
4.00% due 01/01/2047	874,317	903,612
4.00% due 05/01/2047	201,923	208,687
4.00% due 07/01/2047	2,221,586	2,296,002
4.00% due 08/01/2047	411,515	425,299
4.00% due 06/01/2048	1,139,872	1,184,151

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2049	$857,036	$882,469
4.00% due 03/01/2049	598,167	615,721
4.27% (6 ML+1.54%) due 09/01/2035 FRS	156,659	161,917
4.31% (12 ML+1.66%) due 07/01/2039 FRS	124,627	129,901
4.31% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	64,929	68,313
4.34% (12 ML+1.57%) due 05/01/2037 FRS	35,784	37,268
4.50% due 10/01/2024	33,256	33,822
4.50% due 08/01/2045	869,450	925,548
4.50% due 11/01/2047	799,629	836,907
4.50% due 06/01/2048	1,421,138	1,486,645
4.50% due 11/01/2048	1,087,056	1,136,666
4.53% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	181,545	190,667
4.57% (12 ML+1.82%) due 10/01/2040 FRS	38,397	40,191
4.58% (12 ML+1.91%) due 08/01/2035 FRS	109,401	115,049
4.66% (12 ML+1.76%) due 05/01/2040 FRS	165,040	173,028
4.67% (12 ML+1.83%) due 10/01/2040 FRS	89,527	93,466
5.00% due 05/01/2040	212,690	229,414
5.00% due 06/01/2040	20,228	21,815
5.00% due 07/01/2040	510,912	551,083
5.00% due 02/01/2045	535,248	578,275
5.50% due 12/01/2029	31,750	33,889
5.50% due 08/01/2037	121,873	133,951
5.50% due 06/01/2038	73,525	80,274
5.50% due April TBA	1,900,000	2,028,555
6.00% due 11/01/2038	8,255	9,106
6.00% due 06/01/2040	66,981	73,885
6.50% due 10/01/2037	634	706
6.63% due 11/15/2030	871,000	1,199,424
7.25% due 05/15/2030	2,260,000	3,219,420
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 3.21% (1 ML+0.72%) due 01/25/2031(1)	786,823	786,626
Series 2016-C07, Class 2M2 6.84% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,029,218
Series 2014-C04, Class 1M2 7.39% (1 ML+4.90%) due 11/25/2024(1)	304,686	341,984
Series 2015-C04, Class 1M2 8.19% (1 ML+5.70%) due 04/25/2028(1)	151,120	172,912
Series 2016-C02, Class 1M2 8.49% (1 ML+6.00%) due 09/25/2028(1)	112,102	127,743
Security Description	Principal Amount(6)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	$251,958	$245,070
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	489,692	479,483
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	531,959	527,294
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	691,395	693,029
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	132,999	133,408
Series 2017-72, Class B 3.00% due 09/25/2047(1)	628,911	627,666
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	649,202	647,896
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	693,150	689,243
Series 2018-35, Class CD 3.00% due 05/25/2048(1)	470,123	465,021
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	707,907	709,423
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	266,256	274,879
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	694,774	709,601
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	324,206	331,029
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	595,630	622,925
Series 2018-72, Class BA 3.50% due 07/25/2054(1)	926,577	943,443
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	661,188	674,214
		111,878,744
Government National Mtg. Assoc. — 4.5%
3.00% due 02/20/2045	274,947	277,654
3.00% due 05/20/2045	221,930	223,291
3.00% due 07/20/2045	49,860	50,166
3.00% due 05/20/2046	819,938	825,223
3.00% due April TBA	7,000,000	7,030,078
3.50% due 03/20/2045	183,523	187,826
3.50% due 04/20/2045	283,542	290,189
3.50% due 07/20/2045	87,606	89,662
3.50% due 03/20/2047	467,318	478,203
3.50% due April TBA	14,300,000	14,609,504
4.00% due 03/15/2039	92,507	96,140
4.00% due 04/15/2039	8,106	8,426
4.00% due 05/15/2039	36,197	37,459
4.00% due 08/15/2039	8,958	9,307
4.00% due 10/15/2039	37,657	39,127
4.00% due 03/15/2040	31,019	32,224
4.00% due 09/15/2040	26,814	27,770
4.00% due 10/15/2040	20,159	20,950
4.00% due 12/15/2040	13,783	14,286
4.00% due 01/15/2041	4,393	4,539
4.00% due 02/15/2041	8,161	8,485

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 06/15/2041	$114,912	$119,389
4.00% due 07/15/2041	26,521	27,552
4.00% due 08/15/2041	305,769	317,157
4.00% due 09/15/2041	56,975	59,183
4.00% due 10/15/2041	128,983	133,839
4.00% due 11/15/2041	132,331	137,127
4.00% due 12/15/2041	130,038	134,762
4.00% due 01/15/2042	26,604	27,543
4.00% due 02/15/2042	6,898	7,128
4.00% due 03/15/2042	97,946	101,744
4.00% due 04/15/2042	4,207	4,347
4.00% due 03/20/2044	124,756	129,740
4.00% due 07/20/2045	353,092	366,251
4.00% due 10/20/2045	61,246	63,449
4.00% due April TBA	6,500,000	6,711,123
4.50% due 09/15/2033	53,613	56,210
4.50% due 03/15/2039	78,489	82,598
4.50% due 05/15/2039	43,072	45,322
4.50% due 07/15/2039	24,102	25,347
4.50% due 10/15/2039	87,455	92,003
4.50% due 01/15/2040	26,828	28,224
4.50% due 02/15/2040	38,403	40,068
4.50% due 03/15/2040	21,893	22,793
4.50% due 04/15/2040	1,503	1,581
4.50% due 05/15/2040	6,901	7,260
4.50% due 07/15/2040	29,254	30,888
4.50% due 04/15/2041	10,257	10,679
4.50% due 05/15/2041	123,173	129,180
4.50% due 06/15/2041	14,430	15,159
4.50% due 07/15/2041	103,758	108,786
4.50% due 08/15/2041	58,318	61,323
4.50% due 04/20/2047	220,678	230,317
4.50% due April TBA	6,800,000	7,062,570
5.00% due 06/15/2033	2,050	2,200
5.00% due 08/15/2033	16,552	17,768
5.00% due 09/15/2033	33,281	35,726
5.00% due 10/15/2033	15,790	16,727
5.00% due 11/15/2033	3,771	4,042
5.00% due 06/15/2034	51,402	54,339
5.00% due 05/15/2035	2,675	2,792
5.00% due 09/15/2035	2,211	2,375
5.00% due 11/15/2035	87,875	91,717
5.00% due 02/15/2036	24,590	25,665
5.00% due 02/20/2036	85,593	91,517
5.00% due 03/15/2036	0	0
5.00% due 05/15/2036	78,588	84,077
5.00% due 06/15/2036	19,158	19,996
5.00% due 08/15/2038	257,673	270,947
5.50% due 02/15/2032	480	514
5.50% due 03/15/2032	3,759	4,115
5.50% due 12/15/2032	2,606	2,789
5.50% due 01/15/2033	2,013	2,215
5.50% due 02/15/2033	11,041	11,953
5.50% due 03/15/2033	49,189	53,106
5.50% due 04/15/2033	41,491	45,355
5.50% due 06/15/2033	47,124	51,272
Security Description	Principal Amount(6)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 07/15/2033	$197,042	$213,509
5.50% due 08/15/2033	40,934	44,070
5.50% due 09/15/2033	7,572	8,106
5.50% due 12/15/2033	1,420	1,519
5.50% due 01/15/2034	68,189	74,919
5.50% due 02/15/2034	29,186	31,241
6.00% due 04/15/2028	77,492	85,702
6.00% due 01/15/2029	14,891	16,040
6.00% due 03/15/2029	19,860	21,392
6.00% due 11/15/2031	3,414	3,677
6.00% due 12/15/2031	3,325	3,581
6.00% due 04/15/2032	11,420	12,831
6.00% due 09/15/2032	9,369	10,525
6.00% due 10/15/2032	63,125	70,935
6.00% due 11/15/2032	16,649	18,690
6.00% due 01/15/2033	2,370	2,663
6.00% due 02/15/2033	22,854	25,449
6.00% due 03/15/2033	8,288	9,255
6.00% due 09/15/2033	13,409	14,443
6.00% due 01/15/2034	76,406	82,299
6.00% due 03/15/2034	14,466	15,582
6.00% due 05/15/2034	2,040	2,197
6.00% due 07/15/2034	3,941	4,244
6.00% due 08/15/2034	74,973	81,012
6.00% due 09/15/2034	3,537	3,827
6.00% due 11/15/2034	67,242	72,427
6.00% due 03/15/2035	40,856	44,006
6.00% due 08/15/2035	38,450	41,726
6.00% due 01/15/2036	23,433	25,617
6.00% due 02/15/2036	35,929	38,700
6.00% due 04/15/2036	42,508	45,786
6.00% due 05/15/2036	27,250	29,782
6.00% due 06/15/2036	43,644	48,030
6.00% due 07/15/2036	3,964	4,270
6.00% due 08/15/2036	46,811	51,457
6.00% due 09/15/2036	12,376	13,331
6.00% due 10/15/2036	147,466	159,762
6.00% due 11/15/2036	41,159	45,496
6.00% due 12/15/2036	11,715	12,699
6.50% due 09/15/2028	3,366	3,695
6.50% due 09/15/2031	6,628	7,278
6.50% due 10/15/2031	3,784	4,154
6.50% due 11/15/2031	1,141	1,252
6.50% due 12/15/2031	3,771	4,140
7.50% due 09/15/2030	16,707	16,931
		43,170,605
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	687,329
Total U.S. Government Agencies (cost $212,419,941)		213,938,738
U.S. GOVERNMENT TREASURIES — 36.0%
United States Treasury Bonds — 8.1%
2.25% due 08/15/2046	2,722,000	2,427,258
2.50% due 02/15/2045	5,500,000	5,189,336
2.50% due 02/15/2046	1,638,000	1,540,552
2.50% due 05/15/2046	3,258,000	3,062,138

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.75% due 08/15/2042	$439,000	$437,148
2.75% due 11/15/2042	1,787,000	1,778,135
2.75% due 08/15/2047	568,000	559,902
2.75% due 11/15/2047	1,004,000	989,528
2.88% due 05/15/2043	1,774,000	1,801,234
2.88% due 08/15/2045	2,826,000	2,863,643
2.88% due 11/15/2046	499,000	505,199
3.00% due 05/15/2042	875,000	910,410
3.00% due 05/15/2045	787,000	816,543
3.00% due 11/15/2045	4,773,000	4,953,479
3.00% due 02/15/2047	648,000	672,427
3.00% due 05/15/2047	3,224,000	3,341,122
3.00% due 02/15/2048	3,800,000	3,931,664
3.00% due 08/15/2048	999,000	1,034,121
3.00% due 02/15/2049	1,783,000	1,847,355
3.13% due 02/15/2043	1,267,000	1,342,476
3.13% due 08/15/2044	3,329,000	3,528,610
3.13% due 05/15/2048	4,086,000	4,332,596
3.38% due 05/15/2044	869,000	960,551
3.38% due 11/15/2048	1,188,000	1,322,160
3.63% due 08/15/2043	3,158,000	3,628,246
3.63% due 02/15/2044	2,145,000	2,467,504
3.75% due 11/15/2043	55,000	64,477
3.88% due 08/15/2040	640,000	762,075
4.25% due 11/15/2040	1,100,000	1,377,707
4.38% due 11/15/2039	1,082,000	1,374,901
4.38% due 05/15/2040	953,000	1,212,283
4.50% due 02/15/2036	1,034,000	1,309,545
4.63% due 02/15/2040	1,159,000	1,521,504
4.75% due 02/15/2041	1,123,000	1,502,144
5.25% due 11/15/2028	1,045,000	1,297,351
5.25% due 02/15/2029	1,966,000	2,451,740
5.38% due 02/15/2031	1,289,000	1,675,297
6.13% due 11/15/2027	544,000	701,505
6.25% due 08/15/2023	1,613,000	1,879,649
6.38% due 08/15/2027	1,217,000	1,584,192
6.75% due 08/15/2026	377,000	488,937
7.88% due 02/15/2021	1,267,000	1,395,333
8.75% due 05/15/2020	1,035,000	1,107,450
		77,949,427
United States Treasury Notes — 27.9%
0.38% due 07/15/2027 TIPS(12)(14)(16)	15,023,553	14,908,399
0.88% due 01/15/2029 TIPS(12)	2,506,977	2,586,654
1.00% due 06/30/2019	2,550,000	2,540,437
1.13% due 04/30/2020	2,743,000	2,705,927
1.13% due 02/28/2021	2,872,000	2,808,838
1.13% due 07/31/2021	2,131,000	2,075,977
1.13% due 08/31/2021	3,679,000	3,580,989
1.13% due 09/30/2021	2,760,000	2,686,041
1.25% due 02/29/2020	1,266,000	1,252,697
1.25% due 10/31/2021	7,625,000	7,432,886
1.38% due 02/29/2020	6,085,000	6,027,002
1.38% due 05/31/2020	4,553,000	4,499,467
Security Description	Principal Amount(6)	Value (Note 2)
United States Treasury Notes (continued)
1.38% due 08/31/2020	$3,758,000	$3,705,153
1.38% due 10/31/2020	2,717,000	2,675,927
1.38% due 05/31/2021	2,443,000	2,396,717
1.50% due 07/15/2020	3,447,000	3,408,625
1.50% due 01/31/2022	12,752,000	12,491,979
1.50% due 02/28/2023	6,709,000	6,524,502
1.50% due 08/15/2026	3,171,000	2,991,021
1.63% due 08/15/2022	4,238,000	4,154,233
1.63% due 11/15/2022	4,550,000	4,454,379
1.63% due 02/15/2026	3,744,000	3,577,421
1.63% due 05/15/2026	1,404,000	1,339,229
1.75% due 10/31/2020	3,843,000	3,806,972
1.75% due 05/15/2022	6,473,000	6,378,181
1.75% due 05/15/2023	9,605,000	9,419,278
1.88% due 11/30/2021	8,203,000	8,122,572
1.88% due 10/31/2022	967,000	955,026
1.88% due 08/31/2024	7,174,000	7,031,641
2.00% due 05/31/2021	3,075,000	3,056,862
2.00% due 11/15/2021	4,434,000	4,406,634
2.00% due 02/15/2023	7,666,000	7,598,623
2.00% due 02/15/2025	8,867,000	8,721,872
2.00% due 08/15/2025	3,825,000	3,754,028
2.00% due 11/15/2026	2,690,000	2,624,536
2.13% due 06/30/2021	4,986,000	4,969,640
2.13% due 08/15/2021	6,481,000	6,459,228
2.13% due 02/29/2024	2,824,000	2,807,343
2.13% due 03/31/2024	4,502,000	4,477,028
2.13% due 07/31/2024	7,216,000	7,164,135
2.13% due 09/30/2024	1,983,000	1,967,508
2.13% due 05/15/2025	3,749,000	3,709,899
2.25% due 07/31/2021	3,756,000	3,754,093
2.25% due 11/15/2024	3,725,000	3,717,725
2.25% due 12/31/2024	3,515,000	3,508,409
2.25% due 11/15/2025	2,574,000	2,562,336
2.25% due 08/15/2027	1,496,000	1,481,683
2.25% due 11/15/2027	3,771,000	3,730,933
2.38% due 04/30/2020	300,000	299,894
2.38% due 08/15/2024	5,657,000	5,685,506
2.38% due 05/15/2027	4,460,000	4,464,530
2.50% due 08/15/2023	6,555,000	6,625,159
2.50% due 01/31/2024	260,000	263,027
2.63% due 08/15/2020	922,000	925,061
2.63% due 05/15/2021	4,907,000	4,941,311
2.63% due 03/31/2025	3,886,000	3,957,496
2.63% due 02/15/2029	2,915,000	2,968,518
2.75% due 08/15/2021	1,473,000	1,489,341
2.88% due 07/31/2025	5,045,000	5,212,904
2.88% due 05/15/2028	1,348,000	1,400,182
2.88% due 08/15/2028	2,960,000	3,075,394
3.38% due 11/15/2019	759,000	763,062
3.50% due 05/15/2020	671,000	679,047
3.63% due 02/15/2021	8,096,000	8,289,861
		268,050,978
Total U.S. Government Treasuries (cost $341,989,926)		346,000,405

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)		Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		$160,000	$160,608
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		355,000	365,291
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029		245,000	273,369
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033		910,000	1,015,005
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		336,000	378,134
State of Illinois General Obligation Bonds 4.95% due 06/01/2023		390,000	401,084
State of Illinois General Obligation Bonds 5.00% due 01/01/2023		70,000	72,001
State of Illinois General Obligation Bonds 5.56% due 02/01/2021		150,000	156,489
Total Municipal Bonds & Notes (cost $2,755,163)			2,821,981
LOANS(9)(10)(13) — 1.2%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 5.00% (1 ML+2.50%) due 05/30/2025		206,891	201,169
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.75% (1 ML+2.25%) due 04/16/2025		23,443	23,218
SS&C Technologies, Inc. FRS BTL-B5 4.75% (1 ML+2.25%) due 04/16/2025		99,492	98,476
SS&C Technologies, Inc. FRS BTL-B3 4.75% (1 ML+2.25%) due 04/16/2025		32,605	32,293
			153,987
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B coupon TBD due 03/14/2026	EUR	100,000	111,474
Security Description	Principal Amount(6)	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Panther BF Aggregator 2 LP FRS BTL-B coupon TBD due 03/18/2026	$115,000	$113,706
		225,180
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS 1st Lien 5.25% (1 ML+2.75%) due 03/15/2024	158,056	148,685
Building & Construction Products-Misc. — 0.0%
NCI Building Systems, Inc. FRS BTL 6.55% (3 ML+3.75%) due 04/12/2025	99,250	94,288
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 5.25% (1 ML+2.75%) due 11/15/2023	125,000	121,458
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 6.91% (3 ML+4.25%) due 06/21/2024	294,750	282,223
PowerTeam Services LLC FRS BTL 5.85% (3 ML+3.25%) due 03/06/2025	237,095	225,833
		508,056
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 5.24% (1 ML+2.75%) due 01/31/2026	98,750	94,183
CSC Holdings LLC FRS BTL-B 4.73% (1 ML+2.25%) due 07/17/2025	148,296	143,921
Numericable Group SA FRS BTL-B2 6.17% (1 ML+3.69%) due 01/31/2026	98,750	92,875
Unitymedia Finance LLC FRS BTL-B 4.73% (1 ML+2.25%) due 09/30/2025	145,000	143,317
		474,296
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.66% (1 WL+2.25%) due 09/15/2023	118,179	116,583

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Casino Hotels (continued)
Caesars Resort Collection LLC FRS BTL-B 5.25% (1 ML+2.75%) due 12/22/2024	$146,532	$144,727
		261,310
Cellular Telecom — 0.0%
Sprint Communications, Inc. FRS BTL-B 5.00% (1 ML+2.50%) due 02/02/2024	318,500	308,149
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B2 4.25% (1 ML+1.75%) due 04/03/2025	137,230	135,257
HB Fuller Co. FRS BTL-B 4.49% (1 ML+2.00%) due 10/20/2024	90,430	88,434
W.R. Grace & Co. FRS BTL-B1 4.35% (3 ML+1.75%) due 04/03/2025	36,658	36,062
W.R. Grace & Co. FRS BTL-B2 4.35% (3 ML+1.75%) due 04/03/2025	62,842	61,821
		321,574
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 8.38% (3 ML+5.75%) due 03/28/2022	189,117	184,626
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 5.66% (1 WL+3.25%) due 03/03/2025	40,666	39,446
AVSC Holding Corp. FRS BTL-B 5.74% (1 ML+3.25%) due 03/03/2025	83,730	81,218
AVSC Holding Corp. FRS BTL-B 5.85% (3 ML+3.25%) due 03/03/2025	5,582	5,415
AVSC Holding Corp. FRS BTL-B 5.88% (3 ML+3.25%) due 03/03/2025	43,458	42,154
Brightview Landscapes LLC FRS BTL-B 5.00% (1 ML+2.50%) due 08/15/2025	248,498	246,945
		415,178
Security Description	Principal Amount(6)	Value (Note 2)
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 6.25% (1 ML+3.75%) due 10/01/2025	$104,738	$101,530
WEX, Inc. FRS BTL-B2 4.75% (1 ML+2.25%) due 06/30/2023	291,750	288,687
		390,217
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.50% (1 ML+3.00%) due 05/01/2024	216,150	213,921
Xerox Business Services LLC FRS BTL-B 5.00% (1 ML+2.50%) due 12/07/2023	127,075	125,963
		339,884
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 5.25% (1 ML+2.75%) due 04/04/2024	98,000	97,326
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-T 4.24% (1 ML+1.75%) due 01/06/2021	427,179	425,207
Flex Acquisition Co, Inc. FRS BTL 5.49% (1 ML+3.00%) due 12/29/2023	250	242
Flex Acquisition Co, Inc. FRS BTL 5.63% (3 ML+3.00%) due 12/29/2023	98,000	94,815
Reynolds Group Holdings, Inc. FRS BTL 5.25% (1 ML+2.75%) due 02/05/2023	243,029	239,861
		760,125
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.74% (1 ML+2.25%) due 04/07/2025	108,902	104,410
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 7.49% (1 ML+5.00%) due 02/08/2026	100,000	98,958

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Data Processing/Management (continued)
First Data Corp. FRS BTL 4.49% (1 ML+2.00%) due 07/08/2022	$380,229	$379,220
		478,178
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.80% (3 ML+6.00%) due 10/01/2024	98,250	94,238
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS 1st Lien 6.85% (3 ML+4.25%) due 12/30/2022	232,200	231,562
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.75% (1 ML+3.25%) due 09/26/2021	124,499	55,817
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.75% (1 ML+2.25%) due 07/01/2024	123,777	122,230
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 5.25% (1ML+2.75%) due 08/17/2024	75,070	73,725
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.50% (1ML+2.00%) due 05/29/2025	63,760	62,903
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 6.10% (3 ML+3.50%) due 06/13/2024	224,651	216,086
Finance-Credit Card — 0.0%
Blackhawk Network Holdings LLC FRS 1st Lien 5.50% (1 ML+3.00%) due 06/15/2025	99,250	97,315
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.75% (1 ML+2.25%) due 08/03/2022	59,174	57,362
Hostess Brands LLC FRS BTL-B 4.99% (3 ML+2.25%) due 08/03/2022	85,998	83,364
		140,726
Security Description	Principal Amount(6)	Value (Note 2)
Food-Meat Products — 0.0%
Informatica LLC FRS BTL 4.99% (1 ML+2.50%) due 10/30/2022	$102,556	$101,684
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.49% (1 ML+2.00%) due 05/24/2024	124,998	123,810
Food-Retail — 0.0%
Albertson's LLC FRS BTL-B5 5.61% (3 ML+3.00%) due 12/21/2022	97,515	96,592
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.50% (1 ML+2.00%) due 10/06/2024	158,000	153,919
Golden Entertainment, Inc. FRS BTL-B 5.50% (1 ML+3.00%) due 10/21/2024	207,375	205,301
Scientific Games International, Inc. FRS BTL-B5 5.25% (1 ML+2.75%) due 08/14/2024	21,983	21,343
Scientific Games International, Inc. FRS BTL-B5 5.33% (2 ML+2.75%) due 08/14/2024	91,582	88,917
		469,480
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.51% (3 ML+2.75%) due 04/25/2025	173,688	167,572
USI, Inc. FRS BTL 5.60% (3 ML+3.00%) due 05/16/2024	108,350	104,558
		272,130
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.50% (1 ML+3.00%) due 11/03/2023	291,180	289,177
Sedgwick Claims Management Services, Inc. FRS BTL 5.75% (1 ML+3.25%) due 12/31/2025	99,750	97,537
		386,714

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(9)(10)(13) (continued)
Investment Companies — 0.0%
Techem GmbH FRS BTL-B1 3.75% (3 ME+3.75%) due 07/31/2025	EUR	144,000	$161,818
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 6.25% (1 ML+3.75%) due 08/01/2025		99,750	99,526
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 5.25% (1 ML+2.75%) due 07/30/2024		122,798	122,510
RBS Global, Inc. FRS BTL-B 4.50% (1 ML+2.00%) due 08/21/2024		84,769	83,921
			206,431
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.25% (1 ML+3.75%) due 10/10/2025		114,713	107,089
Jaguar Holding Co. II FRS BTL 5.00% (1 ML+2.50%) due 08/18/2022		217,824	215,420
Syneos Health, Inc. FRS BTL-B 4.50% (1ML+2.00%) due 08/01/2024		152,605	151,133
			473,642
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. FRS BTL 5.48% (1 ML+3.00%) due 06/02/2025		92,500	91,774
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.75% (1 ML + 4.25%) due 04/29/2024		181,763	178,354
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.35% (3 ML+2.75%) due 06/07/2023		321,799	311,019
One Call Corp. FRS 1st Lein 7.73% (1 ML+5.25%) due 11/25/2022		135,391	114,744
			425,763
Security Description	Principal Amount(6)	Value (Note 2)
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.99% (1 ML+3.50%) due 12/11/2024	$94,414	$91,935
Crosby US Acquisition Corp. FRS 1st Lien 5.49% (1 ML+3.00%) due 11/23/2020	221,063	215,168
		307,103
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 5.00% (1 ML+2.50%) due 02/01/2024	153,800	147,264
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587	0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC FRS 1st Lien 8.99% (1 ML+6.50%) due 03/30/2023	16,667	16,639
California Resources Corp. FRS BTL 12.87% (1 ML+10.38%) due 12/31/2021	130,000	136,825
		153,464
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 5.25% (1 ML+2.75%) due 03/01/2024	144,000	141,912
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.49% (1 ML+4.00%) due 09/12/2024	128,375	127,343
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 7.50% (1 ML+5.00%) due 09/25/2024	123,125	120,278
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 5.25% (1 ML+2.75%) due 04/01/2024	123,449	121,950

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Security Services — 0.0%
APX Group, Inc. FRS BTL-B 7.50% (1 ML+5.00%) due 04/01/2024	$99,383	$97,023
APX Group, Inc. FRS BTL-B 9.50% (USFRBPLR+4.00%) due 04/01/2024	117	114
		97,137
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.74% (3 ML+3.00%) due 09/06/2024	113,563	108,310
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AN 4.73% (1 ML+2.25%) due 08/15/2026	100,000	97,833
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 5.25% (1 ML+2.75%) due 01/31/2025	99,747	97,503
Television — 0.0%
Gray Television, Inc. FRS BTL-C 4.98% (1 ML+2.50%) due 01/02/2026	99,750	98,586
ION Media Networks, Inc. FRS BTL-B3 5.25% (1 ML+2.75%) due 12/18/2020	165,688	164,860
		263,446
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 5.00% (1 ML+2.50%) due 02/28/2025	99,213	96,758
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.99% (1 ML+4.50%) due 08/01/2025	89,568	89,596
Total Loans (cost $12,026,544)		11,740,313
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000	203,905
Government of Romania Senior Notes 6.13% due 01/22/2044	882,000	1,008,064
Security Description	Shares/ Principal Amount(6)		Value (Note 2)
Sovereign (continued)
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	$317,168
Republic of Ghana Senior Notes 8.63% due 06/16/2049*		410,000	399,750
State of Qatar Senior Notes 4.00% due 03/14/2029*		1,670,000	1,721,122
State of Qatar Senior Notes 4.82% due 03/14/2049*		1,180,000	1,240,697
United Mexican States Senior Notes 4.50% due 04/22/2029		207,000	214,349
United Mexican States Senior Bonds 4.75% due 03/08/2044		100,000	98,250
			5,203,305
Sovereign Agency — 0.0%
Kommunalbanken AS Senior Notes 2.75% due 02/05/2024*		236,000	239,522
Total Foreign Government Obligations (cost $5,471,285)			5,442,827
COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	1,582
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(15)		162	132
Paragon Offshore Litigation Trust Class B†(15)		81	2,896
			3,028
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(15)		11,973	33,524
TE Holdcorp LLC, Class A†(8)(15)		2,426	0
			33,524
Television — 0.0%
ION Media Networks, Inc.†(8)(15)		22	19,738
Total Common Stocks (cost $126,741)			57,872
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC4.70% (cost $190,121)		7,606	187,488
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(17)		1,000,000	892,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(6)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks-Commercial (continued)
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(17)	EUR	200,000	$246,676
Banco de Sabadell SA 6.13% due 11/23/2022(17)	EUR	400,000	415,518
Banco de Sabadell SA 6.50% due 05/18/2022(17)	EUR	400,000	425,667
Caixa Geral de Depositos SA 10.75% due 03/30/2022(17)	EUR	200,000	257,621
CaixaBank SA 6.75% due 06/13/2024(17)	EUR	400,000	466,009
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(17)		262,000	266,913
Danske Bank A/S 5.88% due 04/06/2022(17)	EUR	200,000	228,586
DNB Bank ASA 6.50% due 03/26/2022(17)		200,000	205,500
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(17)		825,000	779,625
Intesa Sanpaolo SpA 7.75% due 01/11/2027(17)	EUR	200,000	243,134
Standard Chartered PLC 7.50% due 04/02/2022(17)		405,000	422,212
			4,849,961
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.61% (3 ML+1.00%) due 06/01/2077		300,000	237,000
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	183,900
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(17)		122,000	118,950
Wells Fargo Capital X 5.95% due 12/01/2086		74,000	81,400
			200,350
Cellular Telecom — 0.1%
Vodafone Group PLC 7.00% due 04/04/2079		885,000	898,046
Diversified Banking Institutions — 0.9%
Bank of Nova Scotia 4.65% due 10/12/2022(17)		363,000	333,960
BNP Paribas SA 5.13% due 11/15/2027*(17)		285,000	249,375
BNP Paribas SA 7.63% due 03/30/2021*(17)		270,000	283,163
Credit Agricole SA 8.13% due 12/23/2025*(17)		925,000	1,038,916
Credit Suisse Group AG 6.25% due 12/18/2024*(17)		1,535,000	1,530,312
HSBC Holdings PLC 6.00% due 05/22/2027(17)		981,000	972,661
Security Description	Principal Amount(6)		Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC 6.25% due 03/23/2023(17)		$400,000	$399,500
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(17)		293,000	272,490
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(17)		170,000	178,296
Societe Generale SA 7.38% due 09/13/2021*(17)		800,000	825,000
UBS Group AG 6.88% due 03/22/2021(17)		450,000	460,824
UBS Group AG 7.00% due 02/19/2025(17)		450,000	474,188
UniCredit SpA 6.63% due 06/03/2023(17)	EUR	600,000	654,039
UniCredit SpA 8.00% due 06/03/2024(17)		400,000	373,966
			8,046,690
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		109,000	111,207
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(8)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		126,000	121,376
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.63% due 06/15/2043		148,000	153,920
Prudential Financial, Inc. 5.70% due 09/15/2048		122,000	123,470
			277,390
Insurance-Multi-line — 0.0%
Assurant, Inc. 7.00% due 03/27/2048		225,000	225,462
Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(17)		149,000	140,805
EnLink Midstream Partners LP 6.00% due 12/15/2022(17)		124,000	102,610
Enterprise Products Operating LLC 5.25% due 08/16/2077		96,000	88,800
TransCanada Trust 5.30% due 03/15/2077		99,000	92,565
TransCanada Trust 5.63% due 05/20/2075		73,000	71,372
			496,152
Total Preferred Securities/Capital Securities (cost $15,693,238)			15,647,540

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Shares/ Principal Amount(17)		Value (Note 2)
OPTIONS — PURCHASED†((19) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $377,876)		$29,290,000	$98,243
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC(8)(15) (cost $296)		3,100	93
Total Long-Term Investment Securities (cost $1,050,212,457)			1,059,154,357
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	11,250,000	594,840
Government of Egypt Bills 19.43% due 10/15/2019	EGP	2,775,000	144,581
			739,421
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(18)		4,088,988	4,088,988
Total Short-Term Investment Securities (cost $4,804,933)			4,828,409
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(20)		1,575,000	1,575,000
Barclays Capital, Inc. Joint Repurchase Agreement(20)		785,000	785,000
BNP Paribas SA Joint Repurchase Agreement(20)		1,410,000	1,410,000
Deutsche Bank AG Joint Repurchase Agreement(20)		1,515,000	1,515,000
RBS Securities, Inc. Joint Repurchase Agreement(20)		1,570,000	1,570,000
Total Repurchase Agreements (cost $6,855,000)			6,855,000
TOTAL INVESTMENTS (cost $1,061,872,390)(21)		111.4%	1,070,837,766
Liabilities in excess of other assets		(11.4)	(109,491,259)
NET ASSETS		100.0%	$961,346,507

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $183,111,663 representing 19.0% of net assets.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Denominated in United States dollars unless otherwise indicated.

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(8)  Securities classified as Level 3 (see Note 2).

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Security in default of Interest.

(12)  Principal amount of security is adjusted for inflation.

(13)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(15)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$33,524	$2.80	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	19,738	897.18	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	132	0.81	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	2,896	35.75	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
					$56,383	0.00%

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  Perpetual maturity — maturity date reflects the next call date.

(18)  The rate shown is the 7-day yield as of March 31, 2019.

(19)  Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$13,380	$176,616	$20,023	$(156,593)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus 3 Month USD LIBOR-BBA maturing on 03/18/2020	Goldman Sachs International	March 2020	3.00	15,910	201,261	78,220	(123,041)
					$377,877	$98,243	$(279,634)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(20)  See Note 2 for details of Joint Repurchase Agreements.

(21)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

COFI — 11th District Cost of Funds

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
31	Short	Australian 10 Year Bonds	June 2019	$3,002,321	$3,049,843	$(47,522)
15	Short	Euro Bund	June 2019	2,764,655	2,798,880	(34,225)
104	Long	U.S. Treasury 5 Year Notes	June 2019	11,925,063	12,046,125	121,062
203	Short	U.S. Treasury 10 Year Notes	June 2019	24,882,088	25,216,406	(334,318)
252	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	32,763,234	33,460,875	(697,641)
81	Long	U.S. Treasury Long Bonds	June 2019	11,774,528	12,122,156	347,628
11	Short	U.S. Treasury Ultra Bonds	June 2019	1,784,266	1,848,000	(63,734)
						$(708,750)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	27,151	EUR	24,000	04/30/2019	$—	$(165)
Goldman Sachs International	EUR	384,000	USD	437,302	06/19/2019	3,711	—
JPMorgan Chase Bank N.A	EUR	2,898,000	USD	3,281,652	04/30/2019	23,110	—
Net Unrealized Appreciation (Depreciation)						$26,821	$(165)

EUR — Euro Currency

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	$(103,933)	$(61,809)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$147,000,510	$—	$147,000,510
U.S. Corporate Bonds & Notes:
Airlines	—	1,170,821	12,185	1,183,006
Finance-Investment Banker/Broker	—	193,691	23	193,714
Gambling (Non-Hotel)	—	81,652	73	81,725
Other Industries	—	258,163,981	—	258,163,981
Foreign Corporate Bonds & Notes	—	56,595,921	—	56,595,921
U.S. Government Agencies	—	213,938,738	—	213,938,738
U.S. Government Treasuries	—	346,000,405	—	346,000,405
Municipal Bond & Notes	—	2,821,981	—	2,821,981
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	11,740,313	—	11,740,313
Foreign Government Obligations	—	5,442,827	—	5,442,827
Common Stocks:
Finance-Mortgage Loan/Banker	1,582	—	—	1,582
Oil & Gas Drilling	—	3,028	—	3,028
Other Industries	—	—	53,262	53,262
Preferred Securities	187,488	—	—	187,488
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	15,647,534	—	15,647,534
Options — Purchased	—	98,243	—	98,243
Warrants	—	—	93	93
Short-Term Investment Securities:
Foreign Government Obligations	—	739,421	—	739,421
Registered Investment Companies	4,088,988	—	—	4,088,988
Repurchase Agreements	—	6,855,000	—	6,855,000
Total Investments at Value	$4,278,058	$1,066,494,066	$65,642	$1,070,837,766
Other Financial Instruments:†
Futures Contracts	$468,690	$—	$—	$468,690
Forward Foreign Currency Contracts	—	26,821	—	26,821
Total Other Financial Instruments	$468,690	$26,821	$—	$495,511
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,177,440	$—	$—	$1,177,440
Forward Foreign Currency Contracts	—	165	—	165
Centrally Cleared Interest Rate Swap Contracts	—	61,809	—	61,809
Total Other Financial Instruments	$1,177,440	$61,974	$—	$1,239,414

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Sovereign	38.2%
United States Treasury Notes	29.0
United States Treasury Bonds	14.8
Federal National Mtg. Assoc.	12.0
Diversified Financial Services	7.1
Federal Home Loan Mtg. Corp.	0.4
Commercial Services-Finance	0.2
Rental Auto/Equipment	0.2
Casino Hotels	0.2
Television	0.2
Cable/Satellite TV	0.2
Data Processing/Management	0.2
Insurance-Property/Casualty	0.1
Pipelines	0.1
Semiconductor Equipment	0.1
Medical-Hospitals	0.1
Medical Labs & Testing Services	0.1
Airlines	0.1
Building & Construction Products-Misc.	0.1
Auto/Truck Parts & Equipment-Original	0.1
Medical-Drugs	0.1
Retail-Sporting Goods	0.1
Motion Pictures & Services	0.1
Theaters	0.1
Telecom Equipment-Fiber Optics	0.1
Containers-Paper/Plastic	0.1
Chemicals-Specialty	0.1
Applications Software	0.1
Gambling (Non-Hotel)	0.1
Retail-Restaurants	0.1
Textile-Products	0.1
Distribution/Wholesale	0.1
Insurance Brokers	0.1
Food-Catering	0.1
Computer Services	0.1
Web Hosting/Design	0.1
Research & Development	0.1
Consulting Services	0.1
Cellular Telecom	0.1
Protection/Safety	0.1
Machinery-Pumps	0.1
Food-Wholesale/Distribution	0.1
Building-Maintenance & Services	0.1
Electronic Security Devices	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Food-Baking	0.1
Building-Heavy Construction	0.1
106.3%
Credit Quality†#
Aaa	61.4%
Aa	18.8
A	3.0
Baa	6.1
Ba	1.9
B	2.0
Not Rated##	6.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 38.2%
Sovereign — 38.2%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,515,933	$2,924,083
Commonwealth of Australia Senior Notes 4.00% due 08/20/2020	AUD	19,331,200	14,386,892
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,012,691	29,973,877
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,738,514	12,623,173
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,311,823	11,917,255
Government of France Bonds 0.10% due 03/01/2025	EUR	4,955,731	5,940,914
Government of France Bonds 0.25% due 07/25/2024	EUR	14,696,509	17,991,825
Government of France Bonds 1.10% due 07/25/2022	EUR	16,189,931	19,893,624
Government of France Bonds 1.30% due 07/25/2019	EUR	11,415,375	12,994,512
Government of France Bonds 2.10% due 07/25/2023	EUR	6,739,740	8,681,953
Government of Japan Senior Bonds 0.10% due 03/10/2025	JPY	470,943,700	4,384,370
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,084,355,656	19,667,220
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	362,019,600	3,406,244
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,505,604	1,846,368
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,201,793	9,452,245
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	17,804,841	21,481,475
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,664,969	10,573,516
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,108,372	13,494,385
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,461,268	8,461,899
Security Description	Principal Amount(10)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,362,116	$12,797,201
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,643,553	17,223,643
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,498,981	17,129,609
Total Foreign Government Obligations (cost $289,346,286)			277,246,283
U.S. GOVERNMENT AGENCIES — 12.4%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HQA1, Class M2 4.79% (1 ML+2.30%) due 09/25/2030(2)		3,000,000	3,002,818
Federal National Mtg. Assoc. — 12.0%
3.50% due April TBA		67,100,000	68,009,478
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 4.64% (1 ML+2.15%) due 10/25/2030(2)		3,715,000	3,709,919
Series 2018-C02, Class 2M2 4.69% (1 ML+2.20%) due 08/25/2030(2)		3,700,000	3,689,135
Series 2018-C01, Class 1M2 4.74% (1 ML+2.25%) due 07/25/2030(2)		3,500,000	3,519,869
Series 2018-C05, Class 1M2 4.84% (1 ML+2.35%) due 01/25/2031(2)		3,690,000	3,705,321
Series 2018-R07, Class 1M2 4.89% (1 ML+2.40%) due 04/25/2031*(2)		750,000	757,019
Series 2018-C04, Class 2M2 5.04% (1 ML+2.55%) due 12/25/2030(2)		3,500,000	3,521,911
			86,912,652
Total U.S. Government Agencies (cost $89,453,642)			89,915,470
U.S. GOVERNMENT TREASURIES(1) — 43.8%
United States Treasury Bonds — 14.8%
0.75% due 02/15/2045 TIPS		1,667,422	1,601,368
0.88% due 01/15/2029 TIPS		2,212,918	2,283,249
2.38% due 01/15/2025 TIPS		47,932,546	53,212,367
2.50% due 01/15/2029 TIPS		42,048,774	49,816,915
			106,913,899

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT TREASURIES(1) (continued)
United States Treasury Notes — 29.0%
0.13% due 07/15/2024 TIPS(12)	$40,735,509	$40,220,022
0.25% due 01/15/2025 TIPS	12,096,373	11,964,841
0.38% due 07/15/2025 TIPS	40,820,290	40,783,265
0.38% due 07/15/2027 TIPS	13,329,918	13,227,745
0.50% due 01/15/2028 TIPS	32,484,434	32,399,228
0.63% due 07/15/2021 TIPS	20,036,729	20,213,834
0.63% due 01/15/2026 TIPS	39,025,994	39,462,230
0.75% due 07/15/2028 TIPS	11,987,398	12,250,661
		210,521,826
Total U.S. Government Treasuries (cost $315,420,026)		317,435,725
ASSET BACKED SECURITIES — 7.1%
Diversified Financial Services — 7.1%
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 3.63% (3 ML+0.87%) due 04/20/2028*(3)	3,700,000	3,661,564
Atrium XIII FRS Series 13A, Class A1 3.94% (3 ML+1.18%) due 11/21/2030*(3)	3,700,000	3,693,025
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.44% due 08/25/2035(2)(11)	1,535,108	1,520,964
BlueMountain CLO, Ltd. FRS Series 2013-2A, Class A1R 3.94% (3 ML+1.18%) due 10/22/2030*(3)	3,700,000	3,677,881
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.79% (3 ML+1.00%) due 01/15/2031*(3)	2,000,000	1,974,912
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(11)	1,471,308	1,475,674
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.69% (3 ML+0.90%) due 04/15/2029*(3)	3,700,000	3,663,599
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 3.76% (3 ML+0.97%) due 04/15/2031*(3)	3,700,000	3,655,889
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 3.89% (3 ML+1.10%) due 01/15/2031*(3)	$2,500,000	$2,479,708
LCM XX LP FRS Series -20A, Class AR 3.80% (3 ML+1.04%) due 10/20/2027*(3)	1,625,000	1,614,142
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.59% (3 ML+0.80%) due 01/15/2028*(3)	2,000,000	1,966,242
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 3.59% (3 ML+0.80%) due 07/15/2027*(3)	2,500,000	2,482,865
Pretium Mortgage Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(4)	1,070,231	1,079,328
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(11)	2,285,214	2,303,058
Sounds Point CLO IV-R, Ltd. FRS Series 2013-3RA, Class A 3.93% (3 ML+1.15%) due 04/18/2031*(3)	3,700,000	3,664,502
Venture CLO, Ltd. FRS Series 2018-34A, Class A 3.72% (3 ML+1.23%) due 10/15/2031*(3)	3,040,000	3,023,824
Venture CLO, Ltd. FRS Series 2017-29A, Class A 3.96% (3 ML+1.28%) due 09/07/2030*(3)	1,110,000	1,108,093
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*	1,153,266	1,157,791
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*	758,402	761,703
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*	2,474,604	2,490,407
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*	2,247,212	2,262,101
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*	1,408,449	1,420,183
Total Asset Backed Securities (cost $51,339,519)		51,137,455

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)		Value (Note 2)
LOANS(5)(6)(7) — 4.8%
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 5.00% (1 ML+2.50%) due 06/09/2023		$298,492	$291,030
Airlines — 0.1%
American Airlines, Inc. FRS BTL 4.49% (1 ML+2.00%) due 10/10/2021		890,722	884,598
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 coupon TBD due 04/16/2025		641,722	635,172
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 5.19% (3 ML+2.50%) due 11/13/2025		189,525	187,393
Auto/Truck Parts & Equipment-Original — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 4.50% (1 ML+2.00%) due 10/01/2025		238,601	234,325
Panther BF Aggregator 2 LP FRS BTL-B coupon TBD due 03/14/2026	EUR	250,000	278,685
Panther BF Aggregator 2 LP FRS BTL-B coupon TBD due 03/18/2026		325,000	321,344
			834,354
Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 5.75% (1 ML+3.25%) due 10/20/2025		109,725	108,628
Nexstar Broadcasting, Inc. FRS BTL-B3 4.75% (1 ML+2.25%) due 01/17/2024		92,721	90,402
			199,030
Building & Construction Products-Misc. — 0.1%
NCI Building Systems, Inc. FRS BTL 6.55% (3 ML+3.75%) due 04/12/2025		905,439	860,167
Security Description	Principal Amount(10)	Value (Note 2)
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 5.25% (1 ML+2.75%) due 11/15/2023	$150,000	$145,750
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 5.85% (3 ML+3.25%) due 03/06/2025	300,000	285,750
Building-Maintenance & Services — 0.1%
Allied Universal Holdco LLC FRS 1st Lein 6.75% (1 ML+4.25%) due 07/28/2022	349,125	340,397
Cable/Satellite TV — 0.2%
CSC Holdings LLC FRS BTL 4.73% (1 ML+2.25%) due 01/15/2026	625,000	604,688
Unitymedia Finance LLC FRS BTL-B coupon TBD due 09/30/2025	400,000	395,357
Numericable Group SA FRS BTL-B2 6.17% (1 ML+3.69%) due 01/31/2026	199,495	187,625
		1,187,670
Casino Hotels — 0.2%
Caesars Resort Collection LLC FRS BTL-B 5.25% (1 ML+2.75%) due 12/23/2024	348,237	343,946
Wynn Resorts, Ltd. FRS BTL-B coupon TBD due 10/30/2024	598,500	584,535
Boyd Gaming Corp. FRS BTL-B 4.66% (1 WL+2.25%) due 09/15/2023	373,972	368,923
		1,297,404
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 5.00% (1 ML+2.50) due 02/02/2024	248,731	240,647
Sprint Communications, Inc. FRS BTL-B coupon TBD due 02/02/2024	149,625	146,259
		386,906

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)		Value (Note 2)
LOANS(5)(6)(7) (continued)
Chemicals-Specialty — 0.1%
HB Fuller Co. FRS BTL-B 4.49% (1 ML+2.00%) due 10/20/2024		$257,145	$251,467
Starfruit US HoldCo. LLC FRS BTL-B 5.74% (1 ML+3.25%) due 10/01/2025		130,000	127,928
Starfruit Finco BV FRS BTL-B 3.75% (3 ME+3.75%) due 10/01/2025	EUR	100,000	111,842
Element Solutions, Inc. FRS BTL 4.75% (1 ML+2.25%) due 01/30/2026		169,575	167,950
			659,187
Commercial Services — 0.0%
Brightview Landscapes LLC FRS BTL-B 5.00% (1 ML+2.50%) due 08/15/2025		174,560	173,469
Commercial Services-Finance — 0.2%
Financial & Risk US Holdings, Inc. FRS BTL 6.25% (1 ML+3.75%) due 10/01/2025		314,213	304,590
Global Payments, Inc. FRS BTL-B4 4.25% (1 ML+1.75%%) due 10/17/2025		553,613	547,038
WEX, Inc. FRS BTL-B2 4.75% (1 ML+2.25%) due 06/30/2023		348,210	344,554
EVO Payments International LLC FRS BTL 5.75% (1 ML+3.25%) due 12/22/2023		199,496	198,997
			1,395,179
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 4.25% (1 ML+1.75%) due 10/31/2025		379,050	373,009
Tempo Acquisition LLC FRS BTL-B 5.50% (1 ML+3.00%) due 05/01/2024		149,241	147,701
			520,710
Security Description	Principal Amount(10)	Value (Note 2)
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 5.25% (1 ML+2.75%) due 04/04/2024	$199,491	$197,868
AlixPartners LLP FRS BTL coupon TBD due 04/04/2024	198,985	197,868
		395,736
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lein coupon TBD due 11/07/2025	198,997	192,388
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Q 4.61% (2 ML+2.00%) due 10/01/2022	175,000	173,775
Reynolds Group Holdings, Inc. FRS BTL 5.25% (1 ML+2.75%) due 02/05/2023	198,982	196,388
Flex Acquisition Co, Inc. FRS BTL 5.49% (1 ML+3.00%) due 12/29/2023	763	726
Flex Acquisition Co, Inc. FRS BTL 5.63% (3 ML+3.00%) due 12/29/2023	299,237	289,524
		660,413
Data Processing/Management — 0.2%
First Data Corp. FRS BTL 4.49% (1 ML+2.00%) due 07/08/2022	179,577	179,100
First Data Corp. FRS BTL 4.49% (1 ML+2.00%) due 04/26/2024	450,000	448,538
Dun & Bradstreet Corp. FRS BTL 7.49% (1 ML+5.00%) due 02/08/2026	100,000	98,958
Evertec Group LLC FRS BTL-B 6.00% (1 ML+3.50%) due 11/27/2024	349,125	348,252
		1,074,848
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 6.25% (1 ML+3.75%) due 11/21/2024	199,473	199,805

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(5)(6)(7) (continued)
Distribution/Wholesale — 0.1%
HD Supply, Inc. FRS BTL-B5 4.25% (1 ML+1.75%) due 10/17/2023	$196,476	$193,959
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 coupon TBD due 10/31/2023	274,300	266,316
Univar USA, Inc. FRS BTL-B coupon TBD due 07/01/2024	81,679	81,194
		541,469
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B 5.25% (1ML+2.75%) due 08/17/2024	188,146	184,775
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.50% (1ML+2.00%) due 05/29/2025	264,394	260,841
Electronic Security Devices — 0.1%
Resideo Funding, Inc. FRS BTL 4.61% (3 ML+2.00%) due 10/24/2025	299,250	297,754
Enterprise Software/Service — 0.0%
MA FinanceCo. LLC FRS BTL-B 5.00% (1 ML+2.50%) due 06/21/2024	25,731	24,959
Seattle SpinCo, Inc. FRS BTL-B3 5.00% (1 ML+2.50%) due 06/21/2024	173,765	168,552
		193,511
Finance-Credit Card — 0.1%
Blackhawk Network Holdings LLC FRS 1st Lien 5.50% (1 ML+3.00%) due 06/15/2025	299,246	293,411
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL-B 4.75% (1 ML+2.25%) due 08/03/2022	121,661	170,712
Hostess Brands LLC FRS BTL-B 4.99% (3 ML+2.25%) due 08/03/2022	176,823	118,630
		289,342
Security Description	Principal Amount(10)	Value (Note 2)
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 6.24% (1 ML+3.75%) due 10/01/2025	$149,625	$149,718
Aramark Services, Inc. FRS BTL-B1 4.25% (1 ML+1.75%) due 03/11/2025	375,000	371,719
		521,437
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.49% (1 ML+2.00%) due 05/24/2024	275,000	272,388
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 4.50% (1 ML+2.00%) due 06/27/2023	348,210	342,812
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.50% (1 ML+2.00%) due 10/06/2024	497,481	484,630
Golden Entertainment, Inc. FRS BTL-B 5.50% (1 ML+3.00%) due 10/21/2024	99,496	98,501
		583,131
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B2 4.24% (1 ML+1.75%) due 10/25/2023	136,839	136,302
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL 5.10% (3 ML+2.50) due 03/01/2026	220,000	215,325
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 5.51% (3 ML+2.75%) due 04/25/2025	273,622	263,988
USI, Inc. FRS BTL 5.60% (3 ML+3.00%) due 05/16/2024	274,304	264,703
		528,691

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)		Value (Note 2)
LOANS(5)(6)(7) (continued)
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B4 5.50% (1 ML+3.00%) due 08/04/2022		$181,762	$180,626
Asurion LLC FRS 2nd Lien 9.00% (1 ML+6.50%) due 08/04/2025		300,000	303,562
Sedgwick Claims Management Services, Inc. FRS BTL 5.75% (1 ML+3.25%) due 12/31/2025		533,663	521,822
			1,006,010
Investment Companies — 0.0%
AI Alpine US Bidco GmbH FRS BTL-B 5.99% (3 ML+3.25%) due 10/31/2025		165,000	161,287
Messer Industries GmbH FRS BTL-B coupon TBD due 03/01/2026	EUR	100,000	111,474
			272,761
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL-B 5.50% (1 ML+3.00%) due 01/08/2024		129,338	124,391
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 6.00% (1 ML+3.50%) due 08/05/2024		144,268	141,292
Machinery-Pumps — 0.1%
NN, Inc. FRS BTL-B 6.25% (1 ML+3.75%) due 10/19/2022		372,979	365,520
Medical Information Systems — 0.0%
Quintiles IMS, Inc. FRS BTL-B 4.60% (3 ML+2.00%) due 03/07/2024		200,000	198,938
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.25% (1 ML+3.75%) due 10/10/2025		688,275	642,534
Syneos Health, Inc. FRS BTL-B coupon TBD due 08/01/2024		249,967	247,556
			890,090
Security Description	Principal Amount(10)	Value (Note 2)
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 5.50% (1 ML+3.00) due 01/04/2026	$125,000	$124,531
Medical-Drugs — 0.1%
Bausch Health Companies, Inc. FRS BTL 5.23% (1 ML+2.75%) due 11/27/2025	817,000	806,992
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.75% (1 ML + 4.25%) due 04/29/2024	174,114	170,849
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 5.75% (1 ML+3.25%) due 09/02/2024	343,258	337,251
Universal Health Services, Inc. FRS BTL-B 4.25% (1 ML+1.75%) due 10/31/2025	553,613	552,920
		890,171
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien coupon TBD due 12/11/2024	286,103	278,593
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B3 5.00% (1 ML+2.50%) due 02/01/2024	750,000	718,125
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 5.25% (1 ML+2.75%) due 03/01/2024	99,740	98,294
Pipelines — 0.1%
BCP Raptor II LLC FRS BTL 7.37% (3 ML+4.75%) due 11/03/2025	335,000	316,156
BCP Renaissance Parent LLC FRS BTL-B 6.24% (3 ML+3.50%) due 10/31/2024	174,123	173,221

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)		Value (Note 2)
LOANS(5)(6)(7) (continued)
Pipelines (continued)
Grizzly Acquisitions, Inc. FRS BTL-B 5.85% (3 ML+3.25%) due 10/01/2025		$233,825	$232,851
Medallion Midland Acquisition LLC FRS BTL 5.75% (1 ML+3.25%) due 10/30/2024		149,244	145,140
Traverse Midstream Partners LLC FRS BTL 6.50% (1 ML+4.00%) due 09/27/2024		99,500	99,251
			966,619
Printing-Commercial — 0.0%
Quad/Graphics, Inc. FRS BTL-B 7.50% (1 ML+5.00%) due 02/02/2026		225,000	224,719
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B 3.50% (3 ME+3.50%) due 10/21/2022	EUR	340,000	379,107
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL-B 4.75% (1 ML+2.25%) due 10/15/2025		224,438	221,492
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 4.49% (1 ML+2.00%) due 12/20/2024		150,000	147,450
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 4.25% (1 ML+1.75%) due 10/31/2025		1,383,050	1,376,135
Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 5.25% (1 ML+2.75%) due 09/27/2024		496,222	477,241
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 5.00% (1 ML+2.50%) due 08/18/2023		125,000	121,927
Security Description	Principal Amount(10)	Value (Note 2)
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 4.75% (1 ML+2.25%) due 01/02/2025	$273,618	$265,866
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.49% (3 ML+4.00%) due 09/12/2024	200,000	198,393
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 5.74% (1 ML+3.25%) due 02/05/2025	293,518	285,904
Restaurant Brands International FRS BTL-B3 4.75% (1 ML+2.25%) due 02/16/2024	299,237	293,751
		579,655
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 7.50% (1 ML+5.00%) due 09/25/2024	736,263	719,237
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 4.75% (1 ML+2.25%) due 11/14/2025	434,637	433,007
Entegris, Inc. FRS BTL-B 4.50% (1 ML+2.00%) due 11/06/2025	523,688	523,688
		956,695
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.74% (3 ML+3.00%) due 09/06/2024	198,992	189,789
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. FRS BTL-B 4.49% (1 ML+2.00%) due 09/26/2025	678,300	676,321
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 5.50% (1 ML+3.00%) due 11/15/2024	174,559	172,814

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(5)(6)(7) (continued)
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 5.25% (1 ML+2.75%) due 01/31/2025	$199,495	$195,006
Television — 0.2%
Gray Television, Inc. FRS BTL-C 4.98% (1 ML+2.50%) due 01/02/2026	653,363	645,740
Mission Broadcasting, Inc. FRS BTL-B3 4.74% (1 ML+2.25%) due 01/17/2024	17,065	16,638
Tribune Media Co. FRS BTL-C 5.50% (1 ML+3.00%) due 01/27/2024	375,000	374,250
		1,036,628
Textile-Products — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 6.35% (3 ML+3.75%) due 12/12/2025	573,563	547,035
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 5.00% (1 ML+2.50%) due 02/28/2025	710,442	692,858
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.99% (1 ML+4.50%) due 08/01/2025	277,393	277,479
Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. FRS BTL-B3 5.25% (1 ML+2.75%) due 02/02/2025	208,950	201,637
Web Hosting/Design — 0.1%
Web.com Group, Inc. FRS BTL 6.24% (1 ML+3.75%) due 10/10/2025	358,927	353,319
Go Daddy Operating Co. LLC FRS BTL-B 4.50% (1 ML+2.00%) due 02/15/2024	149,619	148,528
		501,847
Total Loans (cost $35,079,586)		34,681,052
Security Description	Shares	Value (Note 2)
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	$666
Television — 0.0%
ION Media Networks, Inc.†(8)(9)	233	209,043
Total Common Stocks (cost $2)		209,709
TOTAL INVESTMENTS (cost $780,639,061)(13)	106.3%	770,625,694
Liabilities in excess of other assets	(6.3)	(45,864,292)
NET ASSETS	100.0%	$724,761,402

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $91,880,746 representing 12.7% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Collateralized Mortgage Obligation

(3)  Collateralized Loan Obligation

(4)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2019.

(5)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(6)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)  Securities classified as Level 3 (see Note 2).

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$209,043	$897.18	0.03%

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(13)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
46	Short	Australian 10 Year Bonds	June 2019	$4,454,932	$4,525,574	$(70,642)
22	Short	Euro Bund	June 2019	4,054,624	4,105,023	(50,399)
154	Long	U.S. Treasury 5 Year Notes	June 2019	17,658,601	17,837,531	178,930
87	Short	U.S. Treasury 10 Year Notes	June 2019	10,684,856	10,807,031	(122,175)
198	Short	U.S. Treasury 10 Year Ultra Notes	June 2019	25,722,799	26,290,688	(567,889)
106	Short	U.S. Treasury Ultra Bonds	June 2019	17,163,986	17,808,000	(644,014)
						$(1,276,189)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	3,027,283,000	USD	27,567,494	04/26/2019	$194,229	$—
Barclays Bank PLC	AUD	24,105,170	USD	17,221,264	04/30/2019	95,920	—
JPMorgan Chase Bank N.A	EUR	122,813,519	USD	139,072,187	04/30/2019	979,390	—
Royal Bank of Canada	CAD	32,763,000	USD	24,506,053	04/30/2019	—	(28,840)
	GBP	52,659,000	USD	69,771,543	04/30/2019	1,088,984	—
						1,088,984	(28,840)
State Street Bank and Trust Co.	NZD	2,607,000	USD	1,800,052	04/30/2019	23,782	—
Net Unrealized Appreciation (Depreciation)						$2,382,305	$(28,840)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$277,246,283	$—	$277,246,283
U.S. Government Agencies	—	89,915,470	—	89,915,470
U.S. Government Treasuries	—	317,435,725	—	317,435,725
Asset Backed Securities	—	51,137,455	—	51,137,455
Loans	—	34,681,052	—	34,681,052
Common Stocks:
Printing-Commercial	666	—	—	666
Television	—	—	209,043	209,043
Total Investments at Value	$666	$770,415,985	$209,043	$770,625,694
Other Financial Instruments:†
Futures Contracts	$178,930	$—	$—	$178,930
Forward Foreign Currency Contracts	—	2,382,305	—	2,382,305
	$178,930	$2,382,305	$—	$2,561,235
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,455,119	$—	$—	$1,455,119
Forward Foreign Currency Contracts	—	28,840	—	28,840
Total Other Financial Instruments	$1,455,119	$28,840	$—	$1,483,959

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	12.8%
Electric-Integrated	5.2
Telephone-Integrated	5.1
Chemicals-Diversified	4.1
Transport-Rail	3.9
Oil-Field Services	3.6
Medical-HMO	3.5
Semiconductor Equipment	3.4
Telecom Equipment-Fiber Optics	3.4
Medical-Drugs	3.4
Oil Refining & Marketing	3.3
Computer Software	3.3
Metal-Copper	3.3
Food-Meat Products	3.0
Medical Products	3.0
Banks-Super Regional	3.0
Tobacco	3.0
Retail-Building Products	3.0
Instruments-Controls	2.9
Insurance-Multi-line	2.9
Aerospace/Defense-Equipment	2.7
Retail-Catalog Shopping	2.7
Oil Companies-Exploration & Production	2.7
Insurance-Life/Health	2.4
Pharmacy Services	2.3
Pipelines	2.2
Semiconductor Components-Integrated Circuits	2.2
Oil Companies-Integrated	1.6
Gold Mining	1.4
Repurchase Agreements	1.1
Diversified Minerals	0.6
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Aerospace/Defense-Equipment — 2.7%
United Technologies Corp.	63,000	$8,120,070
Banks-Super Regional — 3.0%
Wells Fargo & Co.	185,000	8,939,200
Chemicals-Diversified — 4.1%
FMC Corp.	157,000	12,060,740
Computer Software — 3.3%
Teradata Corp.†	222,000	9,690,300
Diversified Banking Institutions — 12.8%
Bank of America Corp.	375,000	10,346,250
Citigroup, Inc.	160,000	9,955,200
JPMorgan Chase & Co.	100,000	10,123,000
Morgan Stanley	175,000	7,385,000
		37,809,450
Diversified Minerals — 0.6%
Livent Corp.†	146,842	1,803,220
Electric-Integrated — 5.2%
AES Corp.	454,000	8,208,320
NextEra Energy, Inc.	37,100	7,172,172
		15,380,492
Food-Meat Products — 3.0%
Tyson Foods, Inc., Class A	130,000	9,025,900
Gold Mining — 1.4%
Barrick Gold Corp.	300,000	4,113,000
Instruments-Controls — 2.9%
Honeywell International, Inc.	55,000	8,740,600
Insurance-Life/Health — 2.4%
Unum Group	206,000	6,968,980
Insurance-Multi-line — 2.9%
MetLife, Inc.	200,000	8,514,000
Medical Products — 3.0%
Baxter International, Inc.	110,000	8,944,100
Medical-Drugs — 3.4%
Bristol-Myers Squibb Co.	208,500	9,947,535
Medical-HMO — 3.5%
Humana, Inc.	39,000	10,374,000
Metal-Copper — 3.3%
Freeport-McMoRan, Inc.	750,000	9,667,500
Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	175,000	7,959,000
Oil Companies-Integrated — 1.6%
Chevron Corp.	39,204	4,829,148
Oil Refining & Marketing — 3.3%
Marathon Petroleum Corp.	100,000	5,985,000
Valero Energy Corp.	43,800	3,715,554
		9,700,554
Oil-Field Services — 3.6%
Halliburton Co.	188,500	5,523,050
TechnipFMC PLC	223,100	5,247,312
		10,770,362
Security Description	Shares/ Principal Amount	Value (Note 2)
Pharmacy Services — 2.3%
Cigna Corp.	43,245	$6,954,661
Pipelines — 2.2%
Williams Cos., Inc.	231,500	6,648,680
Retail-Building Products — 3.0%
Lowe's Cos., Inc.	80,000	8,757,600
Retail-Catalog Shopping — 2.7%
Qurate Retail, Inc.†	506,800	8,098,664
Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	116,128	6,622,780
Semiconductor Equipment — 3.4%
Applied Materials, Inc.	254,700	10,101,402
Telecom Equipment-Fiber Optics — 3.4%
Corning, Inc.	301,200	9,969,720
Telephone-Integrated — 5.1%
Verizon Communications, Inc.	257,000	15,196,410
Tobacco — 3.0%
Philip Morris International, Inc.	100,000	8,839,000
Transport-Rail — 3.9%
CSX Corp.	94,500	7,070,490
Union Pacific Corp.	27,100	4,531,120
		11,601,610
Total Long-Term Investment Securities (cost $240,548,501)		296,148,678
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $3,393,141 and collateralized by $3,455,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2022 and having an approximate value of $3,464,194 (cost $3,393,000)	$3,393,000	3,393,000
TOTAL INVESTMENTS (cost $243,941,501)(1)	101.0%	299,541,678
Liabilities in excess of other assets	(1.0)	(3,081,240)
NET ASSETS	100.0%	$296,460,438

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$296,148,678	$—	$—	$296,148,678
Repurchase Agreements	—	3,393,000	—	3,393,000
Total Investments at Value	$296,148,678	$3,393,000	$—	$299,541,678

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	62.4%
International Equity Investment Companies	19.7
Domestic Fixed Income Investment Companies	18.0
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 62.4%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	894,768	$12,848,864
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,123,040	16,823,145
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	116,012	2,201,914
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	165,198	2,593,604
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	170,213	2,222,977
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	112,739	5,220,935
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	63,538	1,239,000
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	169,131	1,577,992
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	149,219	2,206,946
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	232,478	8,148,347
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	136,088	2,543,479
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	262,456	4,333,150
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	499,743	11,349,168
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	285,528	4,405,692
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	156,175	3,212,530
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	491,206	6,454,450
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	225,901	2,451,027
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	270,147	6,002,665
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	426,742	4,664,290
Total Domestic Equity Investment Companies (cost $101,064,220)		100,500,175
Domestic Fixed Income Investment Companies — 18.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	166,249	2,510,367
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	417,606	4,856,754
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	430,591	4,090,617
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	31,192	$333,130
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	234,432	3,085,128
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	796,444	8,099,838
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	125,329	1,252,033
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	332,402	2,984,967
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	319,465	1,776,228
Total Domestic Fixed Income Investment Companies (cost $28,961,556)		28,989,062
International Equity Investment Companies — 19.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,564,287	14,047,295
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	142,156	1,995,871
SunAmerica Series Trust SA International Index Portfolio, Class 1	448,527	4,772,328
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	307,407	2,477,701
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	479,675	4,825,527
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	374,022	3,609,309
Total International Equity Investment Companies (cost $32,204,524)		31,728,031
TOTAL INVESTMENTS (cost $162,230,300)(2)	100.1%	161,217,268
Liabilities in excess of other assets	(0.1)	(86,980)
NET ASSETS	100.0%	$161,130,288

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$161,217,268	$—	$—	$161,217,268

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.9%
Domestic Fixed Income Investment Companies	33.9
International Equity Investment Companies	15.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.9%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2,130,961	$30,600,596
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,605,988	39,037,694
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	243,668	4,624,815
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	395,772	6,213,614
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	383,799	5,012,417
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	260,228	12,051,142
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	195,213	3,806,645
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	426,537	3,979,587
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	317,544	4,696,483
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	527,718	18,496,520
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	294,420	5,502,701
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	530,543	8,759,261
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,302,004	29,568,504
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	552,370	8,523,073
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	392,224	8,068,038
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,254,710	16,486,888
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	437,508	4,746,958
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	633,825	14,083,596
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,025,694	11,210,837
Total Domestic Equity Investment Companies (cost $231,485,611)		235,469,369
Domestic Fixed Income Investment Companies — 33.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	798,490	12,057,200
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,108,426	47,780,997
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,085,053	19,808,004
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	215,724	$2,303,928
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,241,643	16,340,022
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,377,340	24,177,551
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	660,030	6,593,704
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,071,647	18,603,391
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,666,326	9,264,773
Total Domestic Fixed Income Investment Companies (cost $157,369,147)		156,929,570
International Equity Investment Companies — 15.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	3,362,739	30,197,392
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	326,745	4,587,495
SunAmerica Series Trust SA International Index Portfolio, Class 1	974,783	10,371,690
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	709,261	5,716,643
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,308,797	13,166,497
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	686,714	6,626,786
Total International Equity Investment Companies (cost $70,245,034)		70,666,503
TOTAL INVESTMENTS (cost $459,099,792)(2)	100.0%	463,065,442
Liabilities in excess of other assets	(0.0)	(198,537)
NET ASSETS	100.0%	$462,866,905

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$463,065,442	$—	$—	$463,065,442

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.0%
Domestic Fixed Income Investment Companies	43.9
International Equity Investment Companies	11.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.0%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,366,689	$19,625,652
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,482,615	22,209,571
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	158,451	3,007,393
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	235,604	3,698,986
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	213,400	2,787,002
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	145,946	6,758,747
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	58,169	1,134,293
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	164,988	1,539,339
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	156,757	2,318,431
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	294,035	10,305,944
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	160,804	3,005,434
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	281,009	4,639,454
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	655,186	14,879,266
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	294,235	4,540,048
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	288,864	5,941,928
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	688,396	9,045,524
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	202,717	2,199,474
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	366,683	8,147,687
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	650,403	7,108,910
Total Domestic Equity Investment Companies (cost $130,926,814)		132,893,083
Domestic Fixed Income Investment Companies — 43.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	635,880	9,601,795
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,370,844	39,202,919
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,667,891	15,844,966
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	146,866	$1,568,532
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,017,053	13,384,418
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,966,108	19,995,320
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	765,630	7,648,643
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,650,055	14,817,491
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,327,042	7,378,355
Total Domestic Fixed Income Investment Companies (cost $130,035,435)		129,442,439
International Equity Investment Companies — 11.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,857,481	16,680,179
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	186,548	2,619,136
SunAmerica Series Trust SA International Index Portfolio, Class 1	164,034	1,745,323
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	364,226	2,935,661
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	602,500	6,061,150
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	293,218	2,829,550
Total International Equity Investment Companies (cost $32,634,468)		32,870,999
TOTAL INVESTMENTS (cost $293,596,717)(2)	100.0%	295,206,521
Liabilities in excess of other assets	(0.0)	(137,155)
NET ASSETS	100.0%	$295,069,366

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$295,206,521	$—	$—	$295,206,521

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2019 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	58.4%
Domestic Equity Investment Companies	33.2
International Equity Investment Companies	8.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 33.2%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	656,109	$9,421,725
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	762,793	11,426,639
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	88,154	1,673,164
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	122,226	1,918,944
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	116,411	1,520,330
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	84,765	3,925,454
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	33,717	657,479
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	124,806	1,164,437
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	76,896	1,137,289
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	162,453	5,693,995
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	96,102	1,796,149
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	207,056	3,418,495
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	330,255	7,500,093
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	216,543	3,341,261
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	134,044	2,757,279
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	370,230	4,864,824
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	103,726	1,125,432
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	200,550	4,456,227
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	361,354	3,949,602
Total Domestic Equity Investment Companies (cost $71,049,219)		71,748,818
Domestic Fixed Income Investment Companies — 58.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	615,118	9,288,277
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,495,334	40,650,734
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,639,484	15,575,099
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	153,504	1,639,425
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	990,937	$13,040,730
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,873,508	19,053,580
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	591,999	5,914,071
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,604,076	14,404,600
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,164,305	6,473,533
Total Domestic Fixed Income Investment Companies (cost $126,572,189)		126,040,049
International Equity Investment Companies — 8.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	938,332	8,426,223
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	106,194	1,490,964
SunAmerica Series Trust SA International Index Portfolio, Class 1	137,914	1,467,404
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	184,114	1,483,957
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	348,350	3,504,404
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	181,642	1,752,846
Total International Equity Investment Companies (cost $18,068,764)		18,125,798
TOTAL INVESTMENTS (cost $215,690,172)(2)	100.0%	215,914,665
Liabilities in excess of other assets	(0.0)	(107,700)
NET ASSETS	100.0%	$215,806,965

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2019 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$215,914,665	$—	$—	$215,914,665

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$50,487,565	$85,907,355	$60,260,320	$53,077,398	$156,239,443
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	605,000	945,000	930,000	340,000	10,759,000
Cash	389,452	704,466	307,154	293,256	104,153
Foreign cash*	90	—	224,296	—	118,779
Cash collateral for futures contracts	19,983	59,984	61	19	3,503
Cash collateral for centrally cleared swap contracts	7,381	18,290	20,704	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	53,244	512	3,551	8,444	49,684
Dividends and interest	101,087	229,043	222,596	234,106	535,468
Investments sold	171,266	294,783	181,877	164,863	2,419,074
Investments sold on an extended settlement basis	1,636,908	4,187,853	5,004,275	5,414,713	2,033,858
Receipts on swap contracts	387	946	1,077	984	35,750
Prepaid expenses and other assets	4,303	4,455	4,231	4,180	4,766
Due from investment adviser for expense reimbursements/fee waivers	3,141	3,884	2,620	1,433	39,660
Variation margin on futures contracts	2,621	5,307	4,782	6,188	85,625
Unrealized appreciation on forward foreign currency contracts	2,406	9,454	11,532	10,583	23,327
Swap premiums paid	—	—	—	8,071	—
Unrealized appreciation on swap contracts	2,646	7,055	8,466	21,075	13,471
Total assets	53,487,480	92,378,387	67,187,542	59,585,313	172,465,561
LIABILITIES:
Payable for:
Fund shares redeemed	66,245	515,189	23,297	141,312	385,905
Investments purchased	274,699	622,994	333,836	239,076	2,382,507
Investments purchased on an extended settlement basis	3,849,782	10,278,455	11,220,605	13,928,040	3,116,916
Payments on swap contracts	1,290	3,308	3,821	3,049	52,870
Investment advisory and management fees	36,905	58,049	37,381	29,008	118,998
Service fees — Class 2	2,266	5,036	3,784	3,104	6,484
Service fees — Class 3	4,621	6,749	3,552	3,167	21,056
Transfer agent fees and expenses	149	149	149	186	781
Trustees' fees and expenses	77	126	89	67	172
Other accrued expenses	103,203	112,819	99,714	98,675	154,526
Accrued foreign tax on capital gains	—	—	—	—	3,962
Variation margin on futures contracts	3,148	7,211	10,648	7,781	34,373
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	37	—	61	—
Due to broker	—	—	—	4,229	—
Unrealized depreciation on forward foreign currency contracts	—	20	21	14	43,858
Swap premiums received	3,018	7,841	9,168	7,018	—
Unrealized depreciation on swap contracts	4,985	12,271	13,921	12,642	12,547
Total liabilities	4,350,388	11,630,254	11,759,986	14,477,429	6,334,955
NET ASSETS	$49,137,092	$80,748,133	$55,427,556	$45,107,884	$166,130,606
* Cost
Investments (unaffiliated)	$43,395,588	$76,773,234	$56,309,625	$51,228,330	$145,931,917
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$94	$—	$224,538	$—	$118,999

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$37,511,303	$65,166,928	$48,330,200	$41,602,897	$148,774,890
Total accumulated earnings (loss)	11,625,789	15,581,205	7,097,356	3,504,987	17,355,716
NET ASSETS	$49,137,092	$80,748,133	$55,427,556	$45,107,884	$166,130,606
Class 1 (unlimited shares authorized):
Net assets	$9,349,398	$9,207,918	$8,086,871	$5,122,423	$14,835,825
Shares of beneficial interest issued and outstanding	571,097	730,346	724,863	462,998	1,265,751
Net asset value, offering and redemption price per share	$16.37	$12.61	$11.16	$11.06	$11.72
Class 2 (unlimited shares authorized):
Net assets	$17,915,480	$39,368,012	$30,312,874	$24,779,150	$50,707,674
Shares of beneficial interest issued and outstanding	1,095,012	3,127,125	2,720,370	2,242,485	4,325,456
Net asset value, offering and redemption price per share	$16.36	$12.59	$11.14	$11.05	$11.72
Class 3 (unlimited shares authorized):
Net assets	$21,872,214	$32,172,203	$17,027,811	$15,206,311	$100,587,107
Shares of beneficial interest issued and outstanding	1,339,484	2,558,240	1,527,187	1,376,173	8,605,730
Net asset value, offering and redemption price per share	$16.33	$12.58	$11.15	$11.05	$11.69

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$402,433,924	$496,064,481	$727,188,713	$220,355,532	$231,942,797
Investments at value (affiliated)*	—	—	841,091	—	—
Repurchase agreements (cost approximates value)	—	694,000	5,242,000	5,067,000	705,000
Cash	—	81,701	5,021,285	4,976	23,944
Foreign cash*	665	—	2	1	28,534
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	15
Receivable for:
Fund shares sold	25,160	112,536	76,942	49,868	10,207
Dividends and interest	153,962	325,552	1,305,795	75,863	409,060
Investments sold	399,871	1,566,389	1,894,972	664,708	304,913
Investments sold on an extended settlement basis	—	—	651,328	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,092	5,573	6,098	4,582	4,655
Due from investment adviser for expense reimbursements/fee waivers	—	43,370	—	—	—
Variation margin on futures contracts	—	10,200	6,400	1,200	2,400
Unrealized appreciation on forward foreign currency contracts	—	—	149,025	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	403,018,674	498,903,802	742,383,651	226,223,730	233,431,525
LIABILITIES:
Payable for:
Fund shares redeemed	859,057	637,673	818,759	403,099	421,226
Investments purchased	11,999	2,298,075	1,344,905	728,759	355,288
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	283,319	323,159	471,206	161,024	167,660
Service fees — Class 2	5,265	4,038	3,093	2,832	2,851
Service fees — Class 3	7,114	3,750	2,796	3,153	3,022
Transfer agent fees and expenses	707	446	409	558	558
Trustees' fees and expenses	555	775	1,132	307	369
Other accrued expenses	106,226	124,554	165,968	106,985	116,520
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	29	31	3	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,947	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,274,242	3,392,499	2,810,246	1,406,720	1,067,494
NET ASSETS	$401,744,432	$495,511,303	$739,573,405	$224,817,010	$232,364,031
* Cost
Investments (unaffiliated)	$290,353,513	$377,583,373	$669,640,031	$164,050,535	$213,087,040
Investments (affiliated)	$—	$—	$1,095,906	$—	$—
Foreign cash	$665	$—	$2	$1	$28,688

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$256,717,427	$316,871,197	$635,549,847	$146,417,719	$201,616,681
Total accumulated earnings (loss)	145,027,005	178,640,106	104,023,558	78,399,291	30,747,350
NET ASSETS	$401,744,432	$495,511,303	$739,573,405	$224,817,010	$232,364,031
Class 1 (unlimited shares authorized):
Net assets	$328,478,851	$445,895,037	$702,243,799	$187,603,929	$195,860,810
Shares of beneficial interest issued and outstanding	14,473,006	31,041,934	46,880,389	9,884,010	12,475,643
Net asset value, offering and redemption price per share	$22.70	$14.36	$14.98	$18.98	$15.70
Class 2 (unlimited shares authorized):
Net assets	$40,321,732	$31,937,577	$24,198,228	$22,406,777	$22,284,110
Shares of beneficial interest issued and outstanding	1,846,459	2,276,730	1,617,059	1,243,173	1,423,627
Net asset value, offering and redemption price per share	$21.84	$14.03	$14.96	$18.02	$15.65
Class 3 (unlimited shares authorized):
Net assets	$32,943,849	$17,678,689	$13,131,378	$14,806,304	$14,219,111
Shares of beneficial interest issued and outstanding	1,545,283	1,275,312	877,647	846,586	910,188
Net asset value, offering and redemption price per share	$21.32	$13.86	$14.96	$17.49	$15.62

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$260,180,635	$436,932,226	$1,063,982,766	$770,625,694	$296,148,678
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	634,000	1,384,000	6,855,000	—	3,393,000
Cash	1,862,972	445,553	278,194	561,271	626
Foreign cash*	—	770,465	1,206	112,722	—
Cash collateral for futures contracts	—	—	1,139	259	—
Cash collateral for centrally cleared swap contracts	—	—	220,318	—	—
Due from broker	245,034	29	—	—	—
Receivable for:
Fund shares sold	22,982	202,575	326,041	20,668,935	115,501
Dividends and interest	186,648	3,248,181	6,339,349	2,199,314	274,782
Investments sold	976,533	777,116	12,223,693	41,116	—
Investments sold on an extended settlement basis	—	225,524	59,094,618	103,930	—
Receipts on swap contracts	—	—	4,243	—	—
Prepaid expenses and other assets	5,418	5,684	8,397	5,899	4,822
Due from investment adviser for expense reimbursements/fee waivers	—	28,427	—	56,869	155,414
Variation margin on futures contracts	6,120	10,710	145,155	139,273	—
Unrealized appreciation on forward foreign currency contracts	—	—	26,821	2,382,305	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	264,120,342	444,030,490	1,149,506,940	796,897,587	300,092,823
LIABILITIES:
Payable for:
Fund shares redeemed	269,340	483,276	1,311,476	418,623	402,858
Investments purchased	1,142,452	974,401	11,940,044	3,602	2,884,588
Investments purchased on an extended settlement basis	—	—	173,863,305	71,032,553	—
Payments on swap contracts	—	—	37,303	—	—
Investment advisory and management fees	190,525	348,585	512,146	350,193	251,300
Service fees — Class 2	1,985	2,279	2,499	—	1,719
Service fees — Class 3	2,280	2,916	2,665	77,821	1,979
Transfer agent fees and expenses	409	521	483	619	285
Trustees' fees and expenses	439	687	1,269	978	488
Other accrued expenses	108,987	249,797	269,398	186,934	89,168
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	53,938	34,891	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	1,131	—
Unrealized depreciation on forward foreign currency contracts	—	—	165	28,840	—
Swap premiums received	—	—	103,933	—	—
Unrealized depreciation on swap contracts	—	—	61,809	—	—
Total liabilities	1,716,417	2,062,462	188,160,433	72,136,185	3,632,385
NET ASSETS	$262,403,925	$441,968,028	$961,346,507	$724,761,402	$296,460,438
* Cost
Investments (unaffiliated)	$220,689,799	$409,802,020	$1,055,017,390	$780,639,061	$240,548,501
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$773,684	$1,493	$113,165	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$205,390,703	$381,647,239	$936,743,907	$753,942,931	$238,689,962
Total accumulated earnings (loss)	57,013,222	60,320,789	24,602,600	(29,181,529)	57,770,476
NET ASSETS	$262,403,925	$441,968,028	$961,346,507	$724,761,402	$296,460,438
Class 1 (unlimited shares authorized):
Net assets	$236,342,242	$410,320,009	$928,760,914	$337,714,368	$273,629,466
Shares of beneficial interest issued and outstanding	18,101,017	45,702,647	79,861,885	35,544,469	15,519,592
Net asset value, offering and redemption price per share	$13.06	$8.98	$11.63	$9.50	$17.63
Class 2 (unlimited shares authorized):
Net assets	$15,415,058	$17,959,364	$19,873,226	$—	$13,536,195
Shares of beneficial interest issued and outstanding	1,214,289	1,996,292	1,710,079	—	765,160
Net asset value, offering and redemption price per share	$12.69	$9.00	$11.62	$—	$17.69
Class 3 (unlimited shares authorized):
Net assets	$10,646,625	$13,688,655	$12,712,367	$387,047,034	$9,294,777
Shares of beneficial interest issued and outstanding	854,089	1,526,186	1,099,470	40,997,392	524,856
Net asset value, offering and redemption price per share	$12.47	$8.97	$11.56	$9.44	$17.71

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	161,217,268	463,065,442	295,206,521	215,914,665
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	395,337	323,046	354,219	561,022
Dividends and interest	—	—	—	—
Investments sold	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	4,118	4,372	4,239	4,181
Due from investment adviser for expense reimbursements/fee waivers	2,511	7,408	4,731	3,440
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Total assets	161,619,234	463,400,268	295,569,710	216,483,308
LIABILITIES:
Payable for:
Fund shares redeemed	318,866	224,897	198,100	55,338
Investments purchased	76,471	98,149	156,118	505,684
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	13,425	39,095	24,916	18,143
Service fees — Class 2	—	—	—	—
Service fees — Class 3	33,530	97,658	62,246	45,334
Transfer agent fees and expenses	273	273	236	248
Trustees' fees and expenses	116	673	388	278
Other accrued expenses	46,265	72,618	58,340	51,318
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Total liabilities	488,946	533,363	500,344	676,343
NET ASSETS	$161,130,288	$462,866,905	$295,069,366	$215,806,965
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$162,230,300	$459,099,792	$293,596,717	$215,690,172
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2019

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$157,168,719	$445,463,263	$287,198,962	$213,807,937
Total accumulated earnings (loss)	3,961,569	17,403,642	7,870,404	1,999,028
NET ASSETS	$161,130,288	$462,866,905	$295,069,366	$215,806,965
Class 1 (unlimited shares authorized):
Net assets	$149,911	$374,009	$212,951	$114,205
Shares of beneficial interest issued and outstanding	11,304	37,129	20,881	11,822
Net asset value, offering and redemption price per share	$13.26	$10.07	$10.20	$9.66
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$160,980,377	$462,492,896	$294,856,415	$215,692,760
Shares of beneficial interest issued and outstanding	12,160,802	45,906,299	28,921,091	22,326,022
Net asset value, offering and redemption price per share	$13.24	$10.07	$10.20	$9.66

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2019

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$421,838	$554,007	$205,026	$86,087	$2,792,882
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	486,760	1,225,097	1,411,226	1,418,779	1,015,285
Total investment income*	908,598	1,779,104	1,616,252	1,504,866	3,808,167
Expenses:
Investment advisory and management fees	451,708	714,266	465,077	361,697	1,346,735
Service Fees:
Class 2	27,744	61,374	47,073	38,568	79,396
Class 3	56,624	84,609	44,402	39,934	225,729
Transfer agent fees and expenses	582	582	582	728	3,015
Custodian and accounting fees	94,162	108,538	86,693	86,738	157,216
Reports to shareholders	5,637	9,281	6,317	5,152	20,216
Audit and tax fees	59,449	59,449	56,331	56,331	80,989
Legal fees	14,644	13,303	14,120	13,030	22,521
Trustees' fees and expenses	1,141	1,962	1,299	1,047	3,722
Interest expense	348	528	1,908	814	—
Other expenses	24,328	24,792	16,458	16,313	26,655
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	736,367	1,078,684	740,260	620,352	1,966,194
Fees waived and expenses reimbursed by investment advisor (Note 3)	(18,649)	(23,115)	(15,738)	(8,587)	(191,029)
Fees paid indirectly (Note 5)	(1,250)	(1,781)	(361)	(160)	(714)
Net expenses	716,468	1,053,788	724,161	611,605	1,774,451
Net investment income (loss)	192,130	725,316	892,091	893,261	2,033,716
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,623,591	6,213,214	2,507,608	1,108,998	6,459,311
Investments (affiliated)	—	—	—	—	—
Futures contracts	(40,457)	(59,779)	(127,333)	(170,202)	(686,220)
Forward contracts	4,822	43,617	65,022	45,682	(379,930)
Swap contracts	2,478	8,160	9,149	10,385	80,611
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,420)	(6,695)	(9,874)	(7,760)	(25,665)
Net realized gain (loss) on investments and foreign currencies	4,588,014	6,198,517	2,444,572	987,103	5,448,107
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(1,288,672)	(1,868,968)	55,506	298,222	(3,566,070)
Investments (affiliated)	—	—	—	—	—
Futures contracts	19,657	42,979	74,940	55,450	(13,652)
Forward contracts	17,024	48,103	55,723	55,480	(42,843)
Swap contracts	(11,325)	(29,398)	(34,196)	(31,903)	(45,247)
Change in net realized foreign exchange gain (loss) on other assets and liabilities	2	(48)	(245)	(49)	(2,309)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	2,096
Net unrealized gain (loss) on investments and foreign currencies	(1,263,314)	(1,807,332)	151,728	377,200	(3,668,025)
Net realized and unrealized gain (loss) on investments and foreign currencies	3,324,700	4,391,185	2,596,300	1,364,303	1,780,082
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,516,830	$5,116,501	$3,488,391	$2,257,564	$3,813,798
* Net of foreign withholding taxes on interest and dividends of	$650	$1,721	$1,937	$1,937	$93,278
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$7,220

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2019

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$3,611,998	$5,880,511	$20,763,964	$1,864,182	$4,763,666
Dividends (affiliated)	—	—	26,538	—	—
Interest (unaffiliated)	69,068	66,893	102,659	53,968	149,794
Total investment income*	3,681,066	5,947,404	20,893,161	1,918,150	4,913,460
Expenses:
Investment advisory and management fees	3,371,968	3,807,841	5,760,580	1,870,396	2,063,412
Service Fees:
Class 2	63,371	49,951	38,481	33,904	35,514
Class 3	86,643	45,142	34,507	36,740	37,972
Transfer agent fees and expenses	2,766	1,747	1,601	2,184	2,184
Custodian and accounting fees	67,250	81,725	119,359	57,928	70,141
Reports to shareholders	45,435	57,062	82,469	24,962	27,801
Audit and tax fees	39,143	41,133	40,695	41,201	41,934
Legal fees	11,096	25,175	26,377	9,350	16,478
Trustees' fees and expenses	9,781	12,087	18,446	5,292	5,779
Interest expense	—	1,025	1,323	385	12
Other expenses	16,463	27,688	32,639	58,131	58,960
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	3,713,916	4,150,576	6,156,477	2,140,473	2,360,187
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(248,932)	—	—	—
Fees paid indirectly (Note 5)	—	(2,617)	(244)	(279)	—
Net expenses	3,713,916	3,899,027	6,156,233	2,140,194	2,360,187
Net investment income (loss)	(32,850)	2,048,377	14,736,928	(222,044)	2,553,273
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	33,908,381	58,582,628	39,442,346	22,784,033	11,814,560
Investments (affiliated)	—	—	1,773	—	—
Futures contracts	—	36,140	(23,760)	(14,369)	(28,738)
Forward contracts	—	—	1,820,571	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	164	—	(5,569)	223	(1,828)
Net realized gain (loss) on investments and foreign currencies	33,908,545	58,618,768	41,235,361	22,769,887	11,783,994
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,819,112	(9,381,464)	(24,015,153)	4,357,389	(10,413,841)
Investments (affiliated)	—	—	(244,417)	—	—
Futures contracts	—	112,900	34,850	14,139	28,279
Forward contracts	—	—	138,113	—	—
Swap contracts	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(948)	(60)	(1,111)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	6,819,112	(9,268,564)	(24,087,555)	4,371,468	(10,386,673)
Net realized and unrealized gain (loss) on investments and foreign currencies	40,727,657	49,350,204	17,147,806	27,141,355	1,397,321
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,694,807	$51,398,581	$31,884,734	$26,919,311	$3,950,594
* Net of foreign withholding taxes on interest and dividends of	$8,788	$1,627	$211,289	$4,585	$22,323
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2019

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$3,074,821	$15,931,044	$3,282	$23,288	$11,379,803
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	56,395	17,619	33,481,520	13,696,004	19,830
Total investment income*	3,131,216	15,948,663	33,484,802	13,719,292	11,399,633
Expenses:
Investment advisory and management fees	2,376,069	4,514,377	6,273,184	4,327,681	3,069,145
Service Fees:
Class 2	25,295	29,096	31,997	—	21,086
Class 3	29,269	37,495	33,974	982,436	24,552
Transfer agent fees and expenses	1,601	2,038	1,892	2,425	1,139
Custodian and accounting fees	91,870	278,861	255,859	230,035	53,015
Reports to shareholders	31,727	46,789	110,201	85,944	35,516
Audit and tax fees	43,309	114,421	59,767	57,373	37,873
Legal fees	9,274	22,342	20,567	50,880	17,992
Trustees' fees and expenses	6,699	12,102	23,731	18,102	7,499
Interest expense	440	5,148	68	1,795	—
Other expenses	34,990	42,116	22,745	17,830	16,959
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,650,543	5,104,785	6,833,985	5,774,501	3,284,776
Fees waived and expenses reimbursed by investment advisor (Note 3)	(157)	(195,682)	—	(370,698)	(992,748)
Fees paid indirectly (Note 5)	(7,835)	—	—	—	(4,599)
Net expenses	2,642,551	4,909,103	6,833,985	5,403,803	2,287,429
Net investment income (loss)	488,665	11,039,560	26,650,817	8,315,489	9,112,204
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	19,396,133	30,791,393	(3,322,317)	(3,287,070)	10,460,732
Investments (affiliated)	—	—	—	—	—
Futures contracts	(505,634)	(173,720)	(789,382)	(848,759)	—
Forward contracts	—	—	374,497	33,946,041	—
Swap contracts	—	—	(905,586)	49,610	—
Written options contracts	—	—	(397,569)	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(106,011)	(31,474)	(3,928,404)	—
Net realized gain (loss) on investments and foreign currencies	18,890,499	30,511,662	(5,071,831)	25,931,418	10,460,732
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(21,156,501)	(62,372,668)	16,144,792	(18,448,988)	(14,059,997)
Investments (affiliated)	—	—	—	—	—
Futures contracts	91,554	68,765	(391,321)	(262,106)	—
Forward contracts	—	—	18,472	315,765	—
Swap contracts	—	—	(33,022)	50,130	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(74,082)	935	1,047	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(21,064,947)	(62,377,985)	15,739,856	(18,344,152)	(14,059,997)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2,174,448)	(31,866,323)	10,668,025	7,587,266	(3,599,265)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,685,783)	$(20,826,763)	$37,318,842	$15,902,755	$5,512,939
* Net of foreign withholding taxes on interest and dividends of	$3,904	$1,547,177	$24,423	$896	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2019

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	2,726,834	9,737,365	6,506,493	5,229,759
Interest (unaffiliated)	—	—	—	—
Total investment income*	2,726,834	9,737,365	6,506,493	5,229,759
Expenses:
Investment advisory and management fees	140,039	478,935	300,896	218,405
Service Fees:
Class 2	—	—	—	—
Class 3	349,600	1,196,854	751,909	545,738
Transfer agent fees and expenses	1,061	1,053	890	924
Custodian and accounting fees	15,375	15,375	15,375	15,375
Reports to shareholders	18,552	54,118	34,411	25,124
Audit and tax fees	27,801	27,801	27,801	27,964
Legal fees	8,593	11,542	9,738	9,056
Trustees' fees and expenses	3,212	11,604	7,215	5,174
Interest expense	—	—	—	—
Other expenses	10,804	11,969	11,112	10,819
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	575,037	1,809,251	1,159,347	858,579
Fees waived and expenses reimbursed by investment advisor (Note 3)	(14,004)	(47,893)	(30,090)	(21,841)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	561,033	1,761,358	1,129,257	836,738
Net investment income (loss)	2,165,801	7,976,007	5,377,236	4,393,021
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	1,173,940	5,150,523	1,782,084	470,487
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Written options contracts	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	7,655,650	20,660,338	11,551,986	6,155,186
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	8,829,590	25,810,861	13,334,070	6,625,673
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	(5,312,230)	(15,211,589)	(6,253,407)	(2,507,575)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(5,312,230)	(15,211,589)	(6,253,407)	(2,507,575)
Net realized and unrealized gain (loss) on investments and foreign currencies	3,517,360	10,599,272	7,080,663	4,118,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,683,161	$18,575,279	$12,457,899	$8,511,119
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$192,130	$133,727	$725,316	$599,022	$892,091	$784,473
Net realized gain (loss) on investments and foreign currencies	4,588,014	4,812,386	6,198,517	6,111,595	2,444,572	2,951,352
Net unrealized gain (loss) on investments and foreign currencies	(1,263,314)	930,509	(1,807,332)	1,206,342	151,728	334,424
Net increase (decrease) in net assets resulting from operations	3,516,830	5,876,622	5,116,501	7,916,959	3,488,391	4,070,249
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(956,510)	(725,977)	(754,889)	(564,015)	(546,115)	(394,819)
Distributable earnings — Class 2	(1,799,882)	(1,419,038)	(3,243,043)	(2,444,099)	(1,976,441)	(1,517,947)
Distributable earnings — Class 3	(2,159,048)	(1,778,378)	(2,588,998)	(2,082,701)	(1,102,882)	(843,370)
Total distributions to shareholders	(4,915,440)	(3,923,393)	(6,586,930)	(5,090,815)	(3,625,438)	(2,756,136)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,446,803)	(4,599,313)	(5,727,302)	(5,230,490)	(5,072,504)	(5,244,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,845,413)	(2,646,084)	(7,197,731)	(2,404,346)	(5,209,551)	(3,930,796)
NET ASSETS:
Beginning of period	52,982,505	55,628,589	87,945,864	90,350,210	60,637,107	64,567,903
End of period	$49,137,092	$52,982,505	$80,748,133	$87,945,864	$55,427,556	$60,637,107
(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1		$(47,140)		$(90,803)		$(139,685)
Net investment income — Class 2		(65,113)		(339,045)		(501,793)
Net investment income — Class 3		(55,234)		(251,891)		(263,436)
Net realized gain on investments — Class 1		(678,837)		(473,212)		(255,134)
Net realized gain on investments — Class 2		(1,353,925)		(2,105,054)		(1,016,154)
Net realized gain on investments — Class 3		(1,723,144)		(1,830,810)		(579,934)
Total distributions to shareholders		$(3,923,393)		$(5,090,815)		$(2,756,136)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$893,261	$812,753	$2,033,716	$1,775,201	$(32,850)	$(80,380)
Net realized gain (loss) on investments and foreign currencies	987,103	1,473,531	5,448,107	7,116,053	33,908,545	95,939,674
Net unrealized gain (loss) on investments and foreign currencies	377,200	(276,015)	(3,668,025)	6,152,167	6,819,112	3,383,815
Net increase (decrease) in net assets resulting from operations	2,257,564	2,010,269	3,813,798	15,043,421	40,694,807	99,243,109
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(262,717)	(217,946)	(837,278)	(1,403,958)	(77,540,085)	(42,229,712)
Distributable earnings — Class 2	(1,232,788)	(1,039,071)	(2,792,694)	(5,025,373)	(9,974,040)	(5,508,566)
Distributable earnings — Class 3	(747,492)	(625,763)	(5,032,322)	(6,057,985)	(8,275,256)	(4,686,165)
Total distributions to shareholders	(2,242,997)	(1,882,780)	(8,662,294)	(12,487,316)	(95,789,381)	(52,424,443)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,412,546)	(3,484,613)	22,205,678	23,592,001	44,373,973	(75,721,148)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,397,979)	(3,357,124)	17,357,182	26,148,106	(10,720,601)	(28,902,482)
NET ASSETS:
Beginning of period	49,505,863	52,862,987	148,773,424	122,625,318	412,465,033	441,367,515
End of period	$45,107,884	$49,505,863	$166,130,606	$148,773,424	$401,744,432	$412,465,033
(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1		$(108,409)		$(247,682)		$—
Net investment income — Class 2		(494,379)		(814,369)		—
Net investment income — Class 3		(288,283)		(967,861)		—
Net realized gain on investments — Class 1		(109,537)		(1,156,276)		(42,229,712)
Net realized gain on investments — Class 2		(544,692)		(4,211,004)		(5,508,566)
Net realized gain on investments — Class 3		(337,480)		(5,090,124)		(4,686,165)
Total distributions to shareholders		$(1,882,780)		$(12,487,316)		$(52,424,443)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,048,377	$2,577,216	$14,736,928	$16,621,607	$(222,044)	$(144,661)
Net realized gain (loss) on investments and foreign currencies	58,618,768	75,998,601	41,235,361	85,051,729	22,769,887	24,378,292
Net unrealized gain (loss) on investments and foreign currencies	(9,268,564)	17,017,859	(24,087,555)	(40,830,939)	4,371,468	17,435,052
Net increase (decrease) in net assets resulting from operations	51,398,581	95,593,676	31,884,734	60,842,397	26,919,311	41,668,683
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(69,755,898)	(30,133,329)	(97,896,896)	(81,468,326)	(19,737,962)	(15,475,813)
Distributable earnings — Class 2	(5,057,440)	(2,174,755)	(3,390,043)	(2,785,011)	(2,500,958)	(2,014,389)
Distributable earnings — Class 3	(2,832,651)	(1,151,687)	(1,848,688)	(1,494,353)	(1,721,940)	(1,395,287)
Total distributions to shareholders	(77,645,989)	(33,459,771)	(103,135,627)	(85,747,690)	(23,960,860)	(18,885,489)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	9,843,766	(77,101,935)	(56,978,057)	(133,117,091)	(8,066,139)	3,278,212
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,403,642)	(14,968,030)	(128,228,950)	(158,022,384)	(5,107,688)	26,061,406
NET ASSETS:
Beginning of period	511,914,945	526,882,975	867,802,355	1,025,824,739	229,924,698	203,863,292
End of period	$495,511,303	$511,914,945	$739,573,405	$867,802,355	$224,817,010	$229,924,698
(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1		$(2,356,489)		$(17,894,250)		$—
Net investment income — Class 2		(130,076)		(581,718)		—
Net investment income — Class 3		(47,820)		(296,099)		—
Net realized gain on investments — Class 1		(27,776,840)		(63,574,076)		(15,475,813)
Net realized gain on investments — Class 2		(2,044,679)		(2,203,293)		(2,014,389)
Net realized gain on investments — Class 3		(1,103,867)		(1,198,254)		(1,395,287)
Total distributions to shareholders		$(33,459,771)		$(85,747,690)		$(18,885,489)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,553,273	$2,102,967	$488,665	$484,950	$11,039,560	$11,520,950
Net realized gain (loss) on investments and foreign currencies	11,783,994	16,217,038	18,890,499	20,700,892	30,511,662	38,703,941
Net unrealized gain (loss) on investments and foreign currencies	(10,386,673)	(2,259,573)	(21,064,947)	8,613,340	(62,377,985)	55,237,293
Net increase (decrease) in net assets resulting from operations	3,950,594	16,060,432	(1,685,783)	29,799,182	(20,826,763)	105,462,184
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(15,528,212)	(27,718,810)	(18,466,090)	(22,814,145)	(11,751,350)	(12,521,978)
Distributable earnings — Class 2	(1,750,242)	(3,517,831)	(1,197,875)	(1,662,406)	(485,644)	(432,780)
Distributable earnings — Class 3	(1,110,901)	(2,300,513)	(847,374)	(1,146,966)	(358,050)	(318,610)
Total distributions to shareholders	(18,389,355)	(33,537,154)	(20,511,339)	(25,623,517)	(12,595,044)	(13,273,368)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,757,996)	(15,009,851)	(739,834)	(16,219,792)	(140,720,843)	(144,836,267)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,196,757)	(32,486,573)	(22,936,956)	(12,044,127)	(174,142,650)	(52,647,451)
NET ASSETS:
Beginning of period	252,560,788	285,047,361	285,340,881	297,385,008	616,110,678	668,758,129
End of period	$232,364,031	$252,560,788	$262,403,925	$285,340,881	$441,968,028	$616,110,678
(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1		$(2,594,232)		$(918,885)		$(12,521,978)
Net investment income — Class 2		(296,949)		(44,242)		(432,780)
Net investment income — Class 3		(177,672)		(17,981)		(318,610)
Net realized gain on investments — Class 1		(25,124,578)		(21,895,260)		—
Net realized gain on investments — Class 2		(3,220,882)		(1,618,164)		—
Net realized gain on investments — Class 3		(2,122,841)		(1,128,985)		—
Total distributions to shareholders		$(33,537,154)		$(25,623,517)		$(13,273,368)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$26,650,817	$25,254,079	$8,315,489	$6,082,035	$9,112,204	$4,930,871
Net realized gain (loss) on investments and foreign currencies	(5,071,831)	9,375,290	25,931,418	(22,210,051)	10,460,732	19,313,183
Net unrealized gain (loss) on investments and foreign currencies	15,739,856	(16,729,409)	(18,344,152)	25,443,702	(14,059,997)	15,540,404
Net increase (decrease) in net assets resulting from operations	37,318,842	17,899,960	15,902,755	9,315,686	5,512,939	39,784,458
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(28,725,661)	(23,737,627)	(12,751,810)	(8,021,823)	(38,558,899)	(12,856,576)
Distributable earnings — Class 2	(557,493)	(591,671)	—	—	(1,793,836)	(630,672)
Distributable earnings — Class 3	(363,804)	(333,083)	(13,319,152)	(9,143,842)	(1,208,476)	(472,932)
Total distributions to shareholders	(29,646,958)	(24,662,381)	(26,070,962)	(17,165,665)	(41,561,211)	(13,960,180)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(108,871,000)	(103,782,499)	(42,515,857)	91,051,046	19,615,435	(72,887,023)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,199,116)	(110,544,920)	(52,684,064)	83,201,067	(16,432,837)	(47,062,745)
NET ASSETS:
Beginning of period	1,062,545,623	1,173,090,543	777,445,466	694,244,399	312,893,275	359,956,020
End of period	$961,346,507	$1,062,545,623	$724,761,402	$777,445,466	$296,460,438	$312,893,275
(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1		$(21,767,568)		$(8,021,823)		$(4,577,879)
Net investment income — Class 2		(539,386)		—		(212,077)
Net investment income — Class 3		(301,448)		(9,143,842)		(151,261)
Net realized gain on investments — Class 1		(1,970,059)		—		(8,278,697)
Net realized gain on investments — Class 2		(52,285)		—		(418,595)
Net realized gain on investments — Class 3		(31,635)		—		(321,671)
Total distributions to shareholders		$(24,662,381)		$(17,165,665)		$(13,960,180)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,165,801	$1,227,484	$7,976,007	$6,724,368
Net realized gain (loss) on investments and foreign currencies	8,829,590	11,374,415	25,810,861	55,777,279
Net unrealized gain (loss) on investments and foreign currencies	(5,312,230)	(1,673,483)	(15,211,589)	(15,508,839)
Net increase (decrease) in net assets resulting from operations	5,683,161	10,928,416	18,575,279	46,992,808
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(28,926)	(3,877)	(24,207)	(5,638)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(15,620,036)	(3,685,544)	(74,578,805)	(23,876,248)
Total distributions to shareholders	(15,648,962)	(3,689,421)	(74,603,012)	(23,881,886)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	49,657,673	20,843,164	11,134,217	(31,459,406)
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,691,872	28,082,159	(44,893,516)	(8,348,484)
NET ASSETS:
Beginning of period	121,438,416	93,356,257	507,760,421	516,108,905
End of period	$161,130,288	$121,438,416	$462,866,905	$507,760,421

(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income — Class 1	$(1,246)	$(1,817)
Net investment income — Class 2	—	—
Net investment income — Class 3	(1,106,919)	(7,249,386)
Net realized gain on investments — Class 1	(2,631)	(3,821)
Net realized gain on investments — Class 2	—	—
Net realized gain on investments — Class 3	(2,578,625)	(16,626,862)
Total distributions to shareholders	$(3,689,421)	$(23,881,886)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2019	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,377,236	$4,380,481	$4,393,021	$3,631,509
Net realized gain (loss) on investments and foreign currencies	13,334,070	31,904,359	6,625,673	17,835,679
Net unrealized gain (loss) on investments and foreign currencies	(6,253,407)	(10,880,670)	(2,507,575)	(7,073,919)
Net increase (decrease) in net assets resulting from operations	12,457,899	25,404,170	8,511,119	14,393,269
DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings — Class 1	(17,134)	(4,167)	(15,311)	(5,437)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(42,807,399)	(11,619,170)	(28,786,501)	(11,458,102)
Total distributions to shareholders	(42,824,533)	(11,623,337)	(28,801,812)	(11,463,539)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,028,703	(23,480,398)	10,239,339	(17,990,794)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,337,931)	(9,699,565)	(10,051,354)	(15,061,064)
NET ASSETS:
Beginning of period	314,407,297	324,106,862	225,858,319	240,919,383
End of period	$295,069,366	$314,407,297	$215,806,965	$225,858,319

(1) The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income — Class 1	$(1,760)	$(1,867)
Net investment income — Class 2	—	—
Net investment income — Class 3	(4,667,853)	(3,727,674)
Net realized gain on investments — Class 1	(2,407)	(3,570)
Net realized gain on investments — Class 2	—	—
Net realized gain on investments — Class 3	(6,951,317)	(7,730,428)
Total distributions to shareholders	$(11,623,337)	$(11,463,539)

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The SA Multi-Managed Income Portfolio seeks capital preservation.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the

Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2019, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2019, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Total
SA Multi-Managed Growth Portfolio	$2,081	$2,646	$2,486	$540	$—	$—	$2,406	$10,159
SA Multi-Managed Moderate Growth Portfolio	4,407	7,055	6,575	900	—	—	9,454	28,391
SA Multi-Managed Income/ Equity Portfolio	4,782	8,466	7,403	—	—	—	11,532	32,183
SA Multi-Managed Income Portfolio	6,188	21,075	7,521	—	—	—	10,583	45,367
SA Putnam Asset Allocation Diversified Growth Portfolio	50,664	—	—	34,961	13,471	—	23,327	122,423
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	10,200	—	—	—	10,200
SA Multi-Managed Large Cap Value Portfolio	—	—	—	6,400	—	—	149,025	155,425
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	1,200	—	—	—	1,200
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	2,400	—	—	—	2,400
SA Multi-Managed Small Cap Portfolio	—	—	—	6,120	—	—	—	6,120
SA Multi-Managed International Equity Portfolio	—	—	—	10,710	—	—	—	10,710
SA Multi-Managed Diversified Fixed Income Portfolio	145,155	—	98,243	—	—	—	26,821	270,219
SA Wellington Real Return Portfolio	139,273	—	—	—	—	—	2,382,305	2,521,578

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Total
SA Multi-Managed Growth Portfolio	$3,148	$4,985	$—	$—	$—	$—	$—	$8,133
SA Multi-Managed Moderate Growth Portfolio	7,211	12,271	—	—	—	—	20	19,502
SA Multi-Managed Income/ Equity Portfolio	10,648	13,921	—	—	—	—	21	24,590
SA Multi-Managed Income Portfolio	7,781	12,642	—	—	—	—	14	20,437
SA Putnam Asset Allocation Diversified Growth Portfolio	20,093	—	—	14,280	12,547	—	43,858	90,778
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	1,947	1,947
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	53,938	61,809	—	—	—	—	165	115,912
SA Wellington Real Return Portfolio	34,891	—	—	—	—	—	28,840	63,731

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$9,633
SA Multi-Managed Moderate Growth Portfolio	35,483
SA Multi-Managed Income/Equity Portfolio	56,976
SA Multi-Managed Income Portfolio	17,075
SA Putnam Asset Allocation Diversified Growth Portfolio	(212,608)
SA Multi-Managed Large Cap Growth Portfolio	27,280
SA Multi-Managed Large Cap Value Portfolio	(2,670)
SA Multi-Managed Mid Cap Growth Portfolio	1,696
SA Multi-Managed Mid Cap Value Portfolio	3,392

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Small Cap Portfolio	$4,407
SA Multi-Managed International Equity Portfolio	14,344
SA Multi-Managed Diversified Fixed Income Portfolio	(708,750)
SA Wellington Real Return Portfolio	(1,276,189)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed Growth Portfolio	$(40,491)	$2,478	$—	$34	$—	$—	$—	$4,822	$—	$(33,157)
SA Multi-Managed Moderate Growth Portfolio	(95,655)	8,160	—	35,876	—	—	—	43,617	—	(8,002)
SA Multi-Managed Income/Equity Portfolio	(127,333)	9,149	—	—	—	—	—	65,022	—	(53,162)
SA Multi-Managed Income Portfolio	(170,202)	10,385	—	—	—	—	—	45,682	—	(114,135)
SA Putnam Asset Allocation Diversified Growth Portfolio	25,044	—	—	(711,264)	80,611	—	—	(379,930)	—	(985,539)
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	36,140	—	—	—	—	—	36,140
SA Multi-Managed Large Cap Value Portfolio	—	—	—	(23,760)	—	—	—	1,820,571	—	1,796,811
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	(14,369)	—	—	—	—	—	(14,369)
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	(28,738)	—	—	—	—	—	(28,738)
SA Multi-Managed Small Cap Portfolio	—	—	—	(505,634)	—	—	—	—	—	(505,634)
SA Multi-Managed International Equity Portfolio	—	—	—	(173,720)	—	—	—	—	—	(173,720)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed Diversified Fixed Income Portfolio	$(789,382)	$(878,297)	$(285,894)	$—	$—	$—	$(27,289)	$374,497	$—	$(1,606,365)
SA Wellington Real Return Portfolio	(848,759)	49,610	—	—	—	—	—	33,946,041	—	33,146,892
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed Growth Portfolio	$15,875	$(11,325)	$(7,369)	$3,782	$—	$—	$—	$17,024	$—	$17,987
SA Multi-Managed Moderate Growth Portfolio	45,319	(29,398)	(19,410)	(2,340)	—	—	—	48,103	—	42,274
SA Multi-Managed Income/Equity Portfolio	74,940	(34,196)	(21,648)	—	—	—	—	55,723	—	74,819
SA Multi-Managed Income Portfolio	55,450	(31,903)	(21,928)	—	—	—	—	55,480	—	57,099
SA Putnam Asset Allocation Diversified Growth Portfolio	(180,742)	(218,128)	—	167,090	172,881	—	—	(42,843)	—	(101,742)
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	112,900	—	—	—	—	—	112,900
SA Multi-Managed Large Cap Value Portfolio	—	—	—	34,850	—	—	—	138,113	—	172,963
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	14,139	—	—	—	—	—	14,139
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	28,279	—	—	—	—	—	28,279
SA Multi-Managed Small Cap Portfolio	—	—	—	91,554	—	—	—	—	—	91,554

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed International Equity Portfolio	$—	$—	$—	$68,765	$—	$—	$—	$—	$—	$68,765
SA Multi-Managed Diversified Fixed Income Portfolio	(391,321)	(40,850)	(76,619)	—	—	—	7,828	18,472	—	(482,490)
SA Wellington Real Return Portfolio	(262,106)	50,130	—	—	—	—	—	315,765	—	103,789

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$—	$—	$(7,369)	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	—	—	—	—	—	—	(19,410)	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	—	—	—	—	—	—	(21,648)	—	—	—	—	—
SA Multi-Managed Income Portfolio	—	—	—	—	—	—	(21,928)	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—	—	—

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
SA Multi-Managed Small Cap Portfolio	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	111,675	(397,569)	—	—	—	—	(76,619)	—	—	—	—	—
SA Wellington Real Return Portfolio	—	—	—	—	—	—	—	—	—	—	—	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on forward contracts

(4)  Change in unrealized appreciation (depreciation) on futures contracts

(5)  Change in unrealized appreciation (depreciation) on swap contracts

(6)  Change in unrealized appreciation (depreciation) on forward contracts

(7)  Net realized gain (loss) on investments

(8)  Net realized gain (loss) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on written options contracts

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio	$4,521,221	$283,788	$784	$272,250	$—	$—
SA Multi-Managed Moderate Growth Portfolio	9,501,512	1,129,133	2,059	704,250	—	—
SA Multi-Managed Income/Equity Portfolio	11,364,818	1,375,901	2,284	822,083	—	—
SA Multi-Managed Income Portfolio	12,472,878	1,251,529	2,309	837,917	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	44,787,952	7,225,010	—	—	—	14,263,836
SA Multi-Managed Large Cap Growth Portfolio	1,656,217	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	1,092,633	20,349,116	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	380,773	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	761,547	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	3,540,256	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	2,837,862	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	109,771,167	3,496,995	358,441	31,648,858	1,412,917	—
SA Wellington Real Return Portfolio	81,864,612	320,366,866	—	3,211,955	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2019. The repurchase agreements held by the Portfolios as of March 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank	$2,406	$—	$—	$2,406	$—	$—	$—	$—	$2,406	$—	$2,406
Goldman Sachs International	—	—	2,486	2,486	—	—	—	—	2,486	—	2,486
Total	$2,406	$—	$2,486	$4,892	$—	$—	$—	$—	$4,892	$—	$4,892

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$20	$—	$—	$20	$(20)	$—	$(20)
Goldman Sachs International	—	—	6,575	6,575	—	—	—	—	6,575	—	6,575
JPMorgan Chase Bank	9,454	—	—	9,454	—	—	—	—	9,454	—	9,454
Total	$9,454	$—	$6,575	$16,029	$20	$—	$—	$20	$16,009	$—	$16,009

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$21	$—	$—	$21	$(21)	$—	$(21)
Goldman Sachs International	957	—	7,403	8,360	—	—	—	—	8,360	—	8,360
JPMorgan Chase Bank	10,575	—	—	10,575	—	—	—	—	10,575	—	10,575
Total	$11,532	$—	$7,403	$18,935	$21	$—	$—	$21	$18,914	$—	$18,914

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$14	$—	$—	$14	$(14)	$—	$(14)
Goldman Sachs International	—	—	7,521	7,521	—	—	—	—	7,521	—	7,521
JPMorgan Chase Bank	10,583	—	—	10,583	—	—	—	—	10,583	—	10,583
Total	$10,583	$—	$7,521	$18,104	$14	$—	$—	$14	$18,090	$—	$18,090

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$8,344	$—	$—	$8,344	$20,074	$—	$—	$20,074	$(11,730)	$—	$(11,730)
Barclays Bank PLC	966	—	—	966	—	—	—	—	966	—	966
Citibank N.A.	—	13,471	—	13,471	4,674	12,547	—	17,221	(3,750)	—	(3,750)
HSBC Bank USA	3,657	—	—	3,657	7,248	—	—	7,248	(3,591)	—	(3,591)
JPMorgan Chase Bank	5,882	—	—	5,882	11,862	—	—	11,862	(5,980)	—	(5,980)
State Street Bank and Trust Co.	275	—	—	275	—	—	—	—	275	—	275
UBS AG	4,203	—	—	4,203	—	—	—	—	4,203	—	4,203
Total	$23,327	$13,471	$—	$36,798	$43,858	$12,547	$—	$56,405	$(19,607)	$—	$(19,607)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$15,038	$—	$—	$15,038	$233	$—	$—	$233	$14,805	$—	$14,805
Credit Suisse AG	95,343	—	—	95,343	1,620	—	—	1,620	93,723	—	93,723
Goldman Sachs International	20,496	—	—	20,496	94	—	—	94	20,402	—	20,402
JPMorgan Chase Bank	18,148	—	—	18,148	—	—	—	—	18,148	—	18,148
Total	$149,025	$—	$—	$149,025	$1,947	$—	$—	$1,947	$147,078	$—	$147,078

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$165	$—	$—	$165	$(165)	$—	$(165)
Goldman Sachs International	3,711	—	98,243	101,954	—	—	—	—	101,954	—	101,954
JPMorgan Chase Bank	23,110	—	—	23,110	—	—	—	—	23,110	—	23,110
Total	$26,821	$—	$98,243	$125,064	$165	$—	$—	$165	$124,899	$—	$124,899

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia and New Zealand Banking Group	$194,229	$—	$—	$194,229	$—	$—	$—	$—	$194,229	$—	$194,229
Barclays Bank PLC	95,920	—	—	95,920	—	—	—	—	95,920	—	95,920
JPMorgan Chase Bank N.A.	979,390	—	—	979,390	—	—	—	—	979,390	—	979,390
Royal Bank of Canada	1,088,984	—	—	1,088,984	28,840	—	—	28,840	1,060,144	—	1,060,144
State Street Bank and Trust Co.	23,782	—	—	23,782	—	—	—	—	23,782	—	23,782
Total	$2,382,305	$—	$—	$2,382,305	$28,840	$—	$—	$28,840	$2,353,465	$—	$2,353,465

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 29, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.31%	$155,000
SA Multi-Managed Moderate Growth	0.46	230,000
SA Multi-Managed Income/Equity	0.44	220,000
SA Multi-Managed Income	0.17	85,000
SA Multi-Managed Large Cap Value	2.18	1,090,000
SA Multi-Managed Mid Cap Growth	2.22	1,110,000
SA Multi-Managed Diversified Fixed Income	3.15	1,575,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 29, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,542, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$51,128,000	$51,105,777

As of March 29, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.26%	$65,000
SA Multi-Managed Moderate Growth	0.42	105,000
SA Multi-Managed Income/Equity	0.42	105,000
SA Multi-Managed Income	0.14	35,000
SA Multi-Managed Large Cap Value	2.16	540,000
SA Multi-Managed Mid Cap Growth	2.18	545,000
SA Multi-Managed Diversified Fixed Income	3.14	785,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 29, 2019, bearing interest at a rate of 2.55% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,313 and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$24,373,000	$25,619,649

As of March 29, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.27%	$120,000
SA Multi-Managed Moderate Growth	0.42	190,000
SA Multi-Managed Income/Equity	0.42	190,000
SA Multi-Managed Income	0.16	70,000
SA Multi-Managed Large Cap Value	2.17	975,000
SA Multi-Managed Mid Cap Growth	2.19	985,000
SA Multi-Managed Diversified Fixed Income	3.13	1,410,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $45,000,000, a repurchase price of $45,009,525, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$45,957,500	$45,981,398

As of March 29, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.27%	$130,000
SA Multi-Managed Moderate Growth	0.42	205,000
SA Multi-Managed Income/Equity	0.42	205,000
SA Multi-Managed Income	0.16	75,000
SA Multi-Managed Large Cap Value	2.17	1,045,000
SA Multi-Managed Mid Cap Growth	2.19	1,055,000
SA Multi-Managed Diversified Fixed Income	3.14	1,515,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $48,260,000, a repurchase price of $48,270,215 and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	08/31/2025	$47,986,000	$49,435,686

As of March 29, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.27%	$135,000
SA Multi-Managed Moderate Growth	0.43	215,000
SA Multi-Managed Income/Equity	0.42	210,000
SA Multi-Managed Income	0.15	75,000
SA Multi-Managed Large Cap Value	2.16	1,080,000
SA Multi-Managed Mid Cap Growth	2.19	1,095,000
SA Multi-Managed Diversified Fixed Income	3.14	1,570,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,583, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	12/15/2021	$50,085,000	$51,027,706

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in each Portfolio's 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)(7)(12)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(1)(8)(12)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(9)(12)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(10)(12)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(11)(12), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap(1)	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(3)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(4)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(5)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(6), SA Allocation Moderate Growth(6),
SA Allocation Moderate(6), SA Allocation Balanced(6)	>0	0.10%

(1)  The Adviser had agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio's Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the "Plans") that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares. Effective November 19, 2018, this arrangement was terminated. For the year ended

March 31, 2019, the amount of advisory fees waived were $91, $61, and $157 for the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, and SA Multi-Managed Small Cap Portfolios, respectively.

(2)  Effective November 1, 2018, the Adviser contractually agreed, until further notice, to waive 0.15% of advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio. Prior to November 1, 2018 the Adviser was voluntarily waiving 0.10% of advisory fees. For the year ended March 31, 2019, the amount of advisory fees waived was $191,029.

(3)  The Adviser contractually agreed to waive 0.04% of advisory fees for the SA Multi-Managed International Equity Portfolio. For the year ended March 31, 2019, the amount of advisory fees waived was $195,682.

(4)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the year ended March 31, 2019, the amount of advisory fees waived was $370,698.

(5)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2019, the amount of advisory fees waived was $992,748.

(6)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2019, the amount of advisory fees waived was $14,004, $47,893, $30,090 and $21,841, respectively.

(7)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.85% on the first $250 million, 0.80% on the next $250 million, and 0.75% above $500 million. For the year ended March 31, 2019, the amount of advisory fees waived was $18,558.

(8)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million. For the year ended March 31, 2019, the amount of advisory fees waived was $23,054.

(9)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.78% on the first $250 million, 0.73% on the next $250 million, and 0.68% above $500 million. For the year ended March 31, 2019, the amount of advisory fees waived was $15,738.

(10)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million. For the year ended March 31, 2019, the amount of advisory fees waived was $8,587.

(11)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.69% on the next $250 million, and 0.60% above $500 million. For the year ended March 31, 2019, the amount of advisory fees waived was $248,932.

(12)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the following Portfolios: the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million; the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million; the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million; the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million; the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Janus(1) J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Janus(1) J.P. Morgan WMC
SA Multi-Managed Income/Equity	Janus(1) WMC
SA Multi-Managed Income	Janus(1) WMC

Portfolio	Subadviser/Adviser
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus(1) SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

(1)  Effective May 1, 2019, Morgan Stanley Investment Management, Inc. replaced Janus as a sub-adviser to a portion of the Portfolio.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2019, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On December 14, 2011, the SA Putnam Asset Allocation Diversified Growth Portfolio engaged in an investment transaction that violated Sections 17(a)(1) and 17(a)(2) of the Act. The violation resulted in a loss to the Fund of $0.38, which was reimbursed by the subadviser during November 2018.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2019
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$218,803	$4,534,989	$6,895,410	$684,520	$4,230,919
SA Multi-Managed Moderate Growth	818,640	6,076,018	8,752,666	1,309,889	5,277,041
SA Multi-Managed Income/Equity	968,387	2,336,223	3,839,336	1,096,652	2,528,786
SA Multi-Managed Income	991,869	903,149	1,724,199	1,069,552	1,173,445
SA Putnam Asset Allocation Diversified Growth	1,949,770	5,845,257	10,007,333	4,314,411	4,347,882
SA T. Rowe Price Growth Stock	—	33,850,374	111,209,316	4,586,404	91,202,977
SA Multi-Managed Large Cap Growth	2,049,309	59,263,573	117,327,224	6,483,392	71,162,597
SA Multi-Managed Large Cap Value	20,758,780	36,374,930	46,889,841	28,590,066	74,545,561
SA Multi-Managed Mid Cap Growth	282,502	22,505,613	55,611,162	6,085,192	17,875,668
SA Multi-Managed Mid Cap Value	4,173,258	10,516,863	16,057,229	6,810,993	11,578,361
SA Multi-Managed Small Cap	489,081	18,804,447	37,719,695	2,650,034	17,861,305
SA Multi-Managed International Equity	14,348,758	26,297,909	19,847,111	12,595,044	—
SA Multi-Managed Diversified Fixed Income	26,569,442	(4,039,541)	7,985,457	28,570,835	1,076,122
SA Wellington Real Return	2,372,446	(7,643,532)	(11,856,383)	26,070,962	—
SA Columbia Focused Value	1,258,559	4,350,560	52,161,354	12,784,517	28,776,694
SA Allocation Growth	—	6,027,907	(1,910,556)	5,690,119	9,958,843
SA Allocation Moderate Growth	64,468	15,768,923	1,991,377	22,476,266	52,126,746
SA Allocation Moderate	—	8,915,944	(769,434)	14,187,854	28,636,679
SA Allocation Balanced	—	4,431,170	(2,153,714)	10,608,543	18,193,269

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$514,991	$3,408,402
SA Multi-Managed Moderate Growth	1,293,194	3,797,621
SA Multi-Managed Income/Equity	1,519,779	1,236,357
SA Multi-Managed Income	1,345,161	537,619
SA Putnam Asset Allocation Diversified Growth	4,616,798	7,870,518
SA T. Rowe Price Growth Stock	195,863	52,228,580
SA Multi-Managed Large Cap Growth	4,607,346	28,852,425
SA Multi-Managed Large Cap Value	38,237,364	47,510,326
SA Multi-Managed Mid Cap Growth	1,199,515	17,685,974
SA Multi-Managed Mid Cap Value	15,227,040	18,310,114
SA Multi-Managed Small Cap	2,599,148	23,024,369
SA Multi-Managed International Equity	13,273,368	—
SA Multi-Managed Diversified Fixed Income	24,662,381	—
SA Wellington Real Return	17,165,665	—
SA Columbia Focused Value	8,866,802	5,093,378
SA Allocation Growth	1,132,967	2,556,454
SA Allocation Moderate Growth	7,365,719	16,516,167
SA Allocation Moderate	4,669,613	6,953,724
SA Allocation Balanced	3,729,541	7,733,998

As of March 31, 2019, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	783,997	3,255,544
SA Wellington Real Return	3,026,356	4,617,176
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2019.

Portfolio	Capital Loss Carryforward Utilized
SA Multi-Managed Growth	$—
SA Multi-Managed Moderate Growth	—
SA Multi-Managed Income/Equity	—
SA Multi-Managed Income	—
SA Putnam Asset Allocation Diversified Growth	—
SA T. Rowe Price Growth Stock	—
SA Multi-Managed Large Cap Growth	—
SA Multi-Managed Large Cap Value	—
SA Multi-Managed Mid Cap Growth	—
SA Multi-Managed Mid Cap Value	—
SA Multi-Managed Small Cap	—
SA Multi-Managed International Equity	—
SA Multi-Managed Diversified Fixed Income	—
SA Wellington Real Return	968,224
SA Columbia Focused Value	—
SA Allocation Growth	—
SA Allocation Moderate Growth	—
SA Allocation Moderate	—
SA Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2019, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	32,686	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	2,294,801	(680,771)	1,689,983
SA Columbia Focused Value	—	—	—
SA Allocation Growth	155,784	—	—
SA Allocation Moderate Growth	421,124	—	—
SA Allocation Moderate	276,105	—	—
SA Allocation Balanced	278,429	—	—

For the period ended March 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies, investments in derivatives and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Multi-Managed Growth	$27,828	$(27,828)	$—
SA Multi-Managed Moderate Growth	91,222	(91,222)	—
SA Multi-Managed Income/Equity	68,812	(68,812)	—
SA Multi-Managed Income	91,368	(91,368)	—
SA Putnam Asset Allocation Diversified Growth	70,240	(70,240)	—
SA T. Rowe Price Growth Stock	164	(164)	—
SA Multi-Managed Large Cap Growth	932	(1,233)	301
SA Multi-Managed Large Cap Value	1,879,531	(1,879,531)	—
SA Multi-Managed Mid Cap Growth	222,805	(222,805)	—
SA Multi-Managed Mid Cap Value	165,305	(165,305)	—
SA Multi-Managed Small Cap	12,873	(12,874)	1
SA Multi-Managed International Equity	338,948	(338,948)	—
SA Multi-Managed Diversified Fixed Income	(109,638)	109,638	—
SA Wellington Real Return	28,737,260	(28,737,260)	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	914,786	(914,786)	—
SA Allocation Moderate Growth	2,551,406	(2,551,406)	—
SA Allocation Moderate	1,423,981	(1,423,981)	—
SA Allocation Balanced	793,139	(793,139)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$8,059,292	$(1,163,768)	$6,895,524	$44,193,260
SA Multi-Managed Moderate Growth	10,488,685	(1,735,638)	8,753,047	78,091,208
SA Multi-Managed Income/Equity	4,486,156	(646,193)	3,839,963	57,342,016
SA Multi-Managed Income	2,210,572	(485,943)	1,724,629	51,706,407
SA Putnam Asset Allocation Diversified Growth	15,730,474	(5,717,651)	10,012,823	156,982,749
SA T. Rowe Price Growth Stock	121,260,190	(10,050,865)	111,209,325	291,224,599
SA Multi-Managed Large Cap Growth	122,470,525	(5,143,289)	117,327,236	379,431,245
SA Multi-Managed Large Cap Value	82,649,711	(35,245,199)	47,404,512	685,867,293
SA Multi-Managed Mid Cap Growth	64,661,997	(9,050,768)	55,611,229	169,811,303
SA Multi-Managed Mid Cap Value	32,131,823	(16,074,201)	16,057,622	216,590,175
SA Multi-Managed Small Cap	56,256,514	(18,536,819)	37,719,695	223,094,940
SA Multi-Managed International Equity	55,403,482	(35,529,217)	19,874,265	418,441,961
SA Multi-Managed Diversified Fixed Income	16,737,517	(8,747,854)	7,989,663	1,062,738,772
SA Wellington Real Return	7,350,271	(19,204,764)	(11,854,493)	782,409,545
SA Columbia Focused Value	65,284,076	(13,122,722)	52,161,354	247,380,324
SA Allocation Growth	1,458,952	(3,369,508)	(1,910,556)	163,127,824
SA Allocation Moderate Growth	9,409,558	(7,418,181)	1,991,377	461,074,065
SA Allocation Moderate	3,637,916	(4,407,350)	(769,434)	295,975,955
SA Allocation Balanced	850,802	(3,004,516)	(2,153,714)	218,068,379

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2019, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2019 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$26,297,610	$34,058,964	$3,133,468	$2,840,061
SA Multi-Managed Moderate Growth	43,116,736	54,396,978	6,303,855	6,459,322
SA Multi-Managed Income/ Equity	25,890,370	35,415,480	8,718,614	7,448,442
SA Multi-Managed Income	21,099,339	27,090,481	8,005,506	7,664,795
SA Putnam Asset Allocation Diversified Growth	131,789,778	118,517,440	29,679,274	27,138,879
SA T. Rowe Price Growth Stock	120,797,894	172,398,668	—	—
SA Multi-Managed Large Cap Growth	222,562,291	286,532,072	—	—
SA Multi-Managed Large Cap Value	273,661,843	413,040,467	—	—
SA Multi-Managed Mid Cap Growth	81,483,514	112,089,255	—	—
SA Multi-Managed Mid Cap Value	67,844,177	88,314,655	—	—

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Small Cap	$112,817,702	$128,048,575	$—	$—
SA Multi-Managed International Equity	108,975,930	248,217,437	—	—
SA Multi-Managed Diversified Fixed Income	302,844,233	371,302,661	130,406,441	174,367,426
SA Wellington Real Return	118,953,011	21,735,709	80,682,160	144,600,183
SA Columbia Focused Value Portfolio	48,799,732	57,688,070	—	—
SA Allocation Growth	61,842,448	28,379,563	—	—
SA Allocation Moderate Growth	86,010,954	151,255,153	—	—
SA Allocation Moderate	56,293,190	89,223,639	—	—
SA Allocation Balanced	47,188,711	66,519,731	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,228	$101,305	23,923	$411,195	25,941	$432,808	54,487	$933,667
Reinvested dividends	62,151	956,510	42,943	725,977	116,951	1,799,882	83,966	1,419,038
Shares redeemed	(83,372)	(1,403,935)	(91,641)	(1,566,155)	(179,739)	(3,048,048)	(173,913)	(3,001,214)
Net increase (decrease)	(14,993)	$(346,120)	(24,775)	$(428,983)	(36,847)	$(815,358)	(35,460)	$(648,509)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	32,945	$547,417	74,588	$1,280,324
Reinvested dividends	140,471	2,159,048	105,422	1,778,378
Shares redeemed	(233,530)	(3,991,790)	(382,459)	(6,580,523)
Net increase (decrease)	(60,114)	$(1,285,325)	(202,449)	$(3,521,821)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,759	$280,877	29,916	$388,833	51,092	$664,261	141,264	$1,844,423
Reinvested dividends	63,489	754,889	43,819	564,015	272,983	3,243,043	190,087	2,444,099
Shares redeemed	(87,355)	(1,100,991)	(106,065)	(1,385,280)	(508,596)	(6,467,864)	(436,967)	(5,673,054)
Net increase (decrease)	(2,107)	$(65,225)	(32,330)	$(432,432)	(184,521)	$(2,560,560)	(105,616)	$(1,384,532)

	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	144,139	$1,876,855	149,916	$1,942,031
Reinvested dividends	218,113	2,588,998	162,142	2,082,701
Shares redeemed	(589,230)	(7,567,370)	(571,672)	(7,438,258)
Net increase (decrease)	(226,978)	$(3,101,517)	(259,614)	$(3,413,526)
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,216	$370,878	62,970	$712,626	187,985	$2,093,734	273,512	$3,092,536
Reinvested dividends	51,863	546,115	35,174	394,819	187,875	1,976,441	135,354	1,517,947
Shares redeemed	(129,993)	(1,406,747)	(124,701)	(1,422,532)	(619,583)	(6,821,283)	(655,871)	(7,416,972)
Net increase (decrease)	(44,914)	$(489,754)	(26,557)	$(315,087)	(243,723)	$(2,751,108)	(247,005)	$(2,806,489)
	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	73,189	$824,460	184,334	$2,078,266
Reinvested dividends	104,737	1,102,882	75,151	843,370
Shares redeemed	(341,313)	(3,758,984)	(445,308)	(5,044,969)
Net increase (decrease)	(163,387)	$(1,831,642)	(185,823)	$(2,123,333)
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,061	$233,708	28,998	$325,667	151,254	$1,670,173	192,414	$2,170,747
Reinvested dividends	24,973	262,717	19,541	217,946	117,297	1,232,788	93,252	1,039,071
Shares redeemed	(84,120)	(915,524)	(100,282)	(1,133,798)	(478,139)	(5,196,698)	(469,340)	(5,281,226)
Net increase (decrease)	(38,086)	$(419,099)	(51,743)	$(590,185)	(209,588)	$(2,293,737)	(183,674)	$(2,071,408)
	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	113,045	$1,252,941	178,211	$2,006,383
Reinvested dividends	71,122	747,492	56,150	625,763
Shares redeemed	(339,986)	(3,700,143)	(306,612)	(3,455,166)
Net increase (decrease)	(155,819)	$(1,699,710)	(72,251)	$(823,020)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	60,835	$693,406	66,816	$822,031	236,858	$2,695,080	212,616	$2,643,686
Reinvested dividends	75,025	837,278	114,888	1,403,958	250,017	2,792,694	411,013	5,025,373
Shares redeemed	(164,936)	(1,964,824)	(228,767)	(2,856,980)	(728,564)	(8,790,378)	(879,101)	(10,951,490)
Net increase (decrease)	(29,076)	$(434,140)	(47,063)	$(630,991)	(241,689)	$(3,302,604)	(255,472)	$(3,282,431)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,513,467	$30,082,273	2,674,876	$33,454,153
Reinvested dividends	451,734	5,032,322	496,632	6,057,985
Shares redeemed	(762,335)	(9,172,173)	(961,653)	(12,006,715)
Net increase (decrease)	2,202,866	$25,942,422	2,209,855	$27,505,423
	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,530	$1,623,284	155,378	$4,280,626	106,900	$2,206,889	36,337	$1,001,184
Reinvested dividends	3,685,365	77,540,085	1,605,712	42,229,712	492,545	9,974,040	215,185	5,508,566
Shares redeemed	(1,477,991)	(39,204,305)	(3,967,927)	(108,851,836)	(386,486)	(9,594,777)	(481,656)	(12,816,114)
Net increase (decrease)	2,274,904	$39,959,064	(2,206,837)	$(62,341,498)	212,959	$2,586,152	(230,134)	$(6,306,364)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	96,150	$2,056,397	47,633	$1,246,833
Reinvested dividends	418,365	8,275,256	186,122	4,686,165
Shares redeemed	(343,951)	(8,502,896)	(494,727)	(13,006,284)
Net increase (decrease)	170,564	$1,828,757	(260,972)	$(7,073,286)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,826,931	$63,606,138	5,656,976	$83,239,821	48,861	$745,961	89,166	$1,320,841
Reinvested dividends	5,248,751	69,755,898	2,021,233	30,133,329	389,333	5,057,440	148,777	2,174,755
Shares redeemed	(7,964,084)	(122,106,830)	(12,459,273)	(186,041,023)	(485,244)	(7,340,987)	(414,853)	(6,101,050)
Net increase (decrease)	1,111,598	$11,255,206	(4,781,064)	$(72,667,873)	(47,050)	$(1,537,586)	(176,910)	$(2,605,454)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	47,960	$737,223	71,362	$1,025,826
Reinvested dividends	220,611	2,832,651	79,553	1,151,687
Shares redeemed	(231,974)	(3,443,728)	(276,177)	(4,006,121)
Net increase (decrease)	36,597	$126,146	(125,262)	$(1,828,608)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	498,863	$7,961,570	2,379,575	$41,593,430	27,647	$456,167	28,793	$500,918
Reinvested dividends	6,803,120	97,896,896	4,780,858	81,468,326	235,747	3,390,043	163,557	2,785,011
Shares redeemed	(9,810,830)	(161,893,601)	(14,400,785)	(253,523,230)	(273,429)	(4,448,967)	(288,712)	(5,085,722)
Net increase (decrease)	(2,508,847)	$(56,035,135)	(7,240,352)	$(130,461,474)	(10,035)	$(602,757)	(96,362)	$(1,799,793)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	47,316	$796,818	51,676	$904,916
Reinvested dividends	128,560	1,848,688	87,760	1,494,353
Shares redeemed	(183,684)	(2,985,671)	(185,078)	(3,255,093)
Net increase (decrease)	(7,808)	$(340,165)	(45,642)	$(855,824)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	499,470	$9,839,476	1,127,173	$20,426,328	36,680	$688,041	46,660	$824,719
Reinvested dividends	1,163,109	19,737,962	847,558	15,475,813	155,146	2,500,958	115,257	2,014,389
Shares redeemed	(1,859,927)	(36,130,090)	(1,652,651)	(30,220,795)	(235,919)	(4,293,891)	(214,888)	(3,819,674)
Net increase (decrease)	(197,348)	$(6,552,652)	322,080	$5,681,346	(44,093)	$(1,104,892)	(52,971)	$(980,566)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	38,865	$702,564	43,879	$735,824
Reinvested dividends	110,028	1,721,940	81,872	1,395,287
Shares redeemed	(160,575)	(2,833,099)	(205,820)	(3,553,679)
Net increase (decrease)	(11,682)	$(408,595)	(80,069)	$(1,422,568)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	109,769	$1,761,192	1,166,991	$20,810,766	22,732	$342,457	22,107	$391,345
Reinvested dividends	1,029,722	15,528,212	1,635,891	27,718,810	116,295	1,750,242	208,160	3,517,831
Shares redeemed	(1,241,435)	(20,464,284)	(3,429,926)	(61,692,352)	(210,065)	(3,444,934)	(251,164)	(4,471,434)
Net increase (decrease)	(101,944)	$(3,174,880)	(627,044)	$(13,162,776)	(71,038)	$(1,352,235)	(20,897)	$(562,258)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	49,321	$794,876	54,713	$966,461
Reinvested dividends	73,961	1,110,901	136,376	2,300,513
Shares redeemed	(191,066)	(3,136,658)	(255,190)	(4,551,791)
Net increase (decrease)	(67,784)	$(1,230,881)	(64,101)	$(1,284,817)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,106,310	$16,659,926	339,786	$4,810,859	50,342	$645,222	44,694	$632,044
Reinvested dividends	1,465,563	18,466,090	1,614,464	22,814,145	97,706	1,197,875	120,714	1,662,406
Shares redeemed	(2,343,519)	(33,956,134)	(2,986,185)	(42,227,086)	(208,679)	(2,963,214)	(251,182)	(3,526,143)
Net increase (decrease)	228,354	$1,169,882	(1,031,935)	$(14,602,082)	(60,631)	$(1,120,117)	(85,774)	$(1,231,693)
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	67,604	$892,123	58,455	$803,463
Reinvested dividends	70,380	847,374	84,609	1,146,966
Shares redeemed	(182,843)	(2,529,096)	(168,765)	(2,336,446)
Net increase (decrease)	(44,859)	$(789,599)	(25,701)	$(386,017)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,688,091	$14,845,106	1,815,942	$17,002,884	111,832	$1,030,164	153,900	$1,446,242
Reinvested dividends	1,407,347	11,751,350	1,303,851	12,521,978	58,022	485,644	44,973	432,780
Shares redeemed	(16,986,040)	(163,000,447)	(17,779,072)	(169,940,352)	(424,419)	(3,942,664)	(378,795)	(3,608,597)
Net increase (decrease)	(13,890,602)	$(136,403,991)	(14,659,279)	$(140,415,490)	(254,565)	$(2,426,856)	(179,922)	$(1,729,575)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	91,543	$839,706	124,217	$1,141,505
Reinvested dividends	42,880	358,050	33,209	318,610
Shares redeemed	(336,401)	(3,087,752)	(441,046)	(4,151,317)
Net increase (decrease)	(201,978)	$(1,889,996)	(283,620)	$(2,691,202)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,139,890	$36,016,159	14,859,892	$173,898,970	63,785	$729,517	107,109	$1,269,079
Reinvested dividends	2,578,605	28,725,661	2,031,030	23,737,627	50,044	557,493	50,662	591,671
Shares redeemed	(14,649,145)	(166,779,276)	(24,854,157)	(295,973,448)	(505,431)	(5,768,231)	(472,076)	(5,575,063)
Net increase (decrease)	(8,930,650)	$(102,037,456)	(7,963,235)	$(98,336,851)	(391,602)	$(4,481,221)	(314,305)	$(3,714,313)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	41,075	$469,692	203,931	$2,383,117
Reinvested dividends	32,805	363,804	28,653	333,083
Shares redeemed	(281,047)	(3,185,819)	(380,137)	(4,447,535)
Net increase (decrease)	(207,167)	$(2,352,323)	(147,553)	$(1,731,335)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,157,894	$11,125,252	11,411,819	$111,054,532	5,372,170	$51,083,592	5,144,242	$49,729,477
Reinvested dividends	1,371,162	12,751,810	831,044	8,021,823	1,439,908	13,319,152	954,267	9,143,842
Shares redeemed	(4,842,227)	(46,449,162)	(2,701,807)	(26,317,213)	(8,947,434)	(84,346,501)	(6,266,709)	(60,581,415)
Net increase (decrease)	(2,313,171)	$(22,572,100)	9,541,056	$92,759,142	(2,135,356)	$(19,943,757)	(168,200)	$(1,708,096)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	427,897	$8,858,772	138,503	$2,876,650	25,474	$453,231	30,929	$640,330
Reinvested dividends	2,378,715	38,558,899	615,325	12,856,576	110,495	1,793,836	30,215	630,672
Shares redeemed	(1,408,948)	(27,780,511)	(4,367,370)	(85,973,760)	(101,495)	(2,023,959)	(111,491)	(2,216,264)
Net increase (decrease)	1,397,664	$19,637,160	(3,613,542)	$(70,240,534)	34,474	$223,108	(50,347)	$(945,262)
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	19,564	$348,238	20,952	$419,647
Reinvested dividends	74,480	1,208,476	22,709	472,932
Shares redeemed	(90,299)	(1,801,547)	(128,549)	(2,593,806)
Net increase (decrease)	3,745	$(244,833)	(84,888)	$(1,701,227)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,841	$116,733	2,396	$35,885	3,667,506	$51,769,854	2,409,729	$34,518,413
Reinvested dividends	2,458	28,926	269	3,877	1,328,234	15,620,036	256,542	3,685,544
Shares redeemed	(9,574)	(113,209)	(16)	(229)	(1,252,717)	(17,764,667)	(1,217,632)	(17,400,326)
Net increase (decrease)	725	$32,450	2,649	$39,533	3,743,023	$49,625,223	1,448,639	$20,803,631
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,275	$233,304	4,082	$48,626	2,174,989	$24,310,642	2,241,194	$26,389,464
Reinvested dividends	2,666	24,207	480	5,638	8,204,489	74,578,805	2,038,184	23,876,248
Shares redeemed	(2,362)	(27,847)	(1,358)	(16,505)	(7,793,728)	(87,984,894)	(6,936,893)	(81,762,877)
Net increase (decrease)	24,579	$229,664	3,204	$37,759	2,585,750	$10,904,553	(2,657,515)	$(31,497,165)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,307	$90,000	1,712	$20,000	1,674,533	$18,516,223	2,029,171	$23,566,955
Reinvested dividends	1,846	17,134	359	4,167	4,612,866	42,807,399	1,002,440	11,619,170
Shares redeemed	(7)	(72)	(1,711)	(20,463)	(4,518,169)	(50,401,981)	(5,063,115)	(58,670,227)
Net increase (decrease)	11,146	$107,062	360	$3,704	1,769,230	$10,921,641	(2,031,504)	$(23,484,102)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2019		For the year ended March 31, 2018		For the year ended March 31, 2019		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	2,056,722	$21,522,039	2,624,362	$28,816,830
Reinvested dividends	1,715	15,311	500	5,437	3,223,572	28,786,501	1,056,395	11,458,102
Shares redeemed	—	—	—	—	(3,852,341)	(40,084,512)	(5,306,727)	(58,271,163)
Net increase (decrease)	1,715	$15,311	500	$5,437	1,427,953	$10,224,028	(1,625,970)	$(17,996,231)

Note 8.  Transactions with Affiliates:  The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended March 31, 2019:

Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$5

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the year ended March 31, 2019, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
American International Group, Inc.	$26,538	$—	$1,311,685	$1,491	$229,441	$1,773	$(244,417)	$841,091

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$47,983	$811	$1,688,248	$950,088	$174,709	$(8,764)	$55,504	$2,510,367
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	159,202	17,386	4,936,294	2,221,952	2,309,451	(117,038)	124,997	4,856,754
SA Multi-Managed International Equity Portfolio, Class 1	367,829	—	12,402,806	4,049,181	1,493,097	181,489	(1,093,084)	14,047,295
SA Multi-Managed Large Cap Growth Portfolio, Class 1	82,556	2,029,198	13,269,765	5,699,144	5,312,376	596,907	(1,404,576)	12,848,864
SA Multi-Managed Large Cap Value Portfolio, Class 1	315,774	1,862,697	14,492,594	6,434,486	2,577,669	182,727	(1,708,993)	16,823,145
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	209,832	1,561,521	683,936	69,617	12,377	13,697	2,201,914
SA Multi-Managed Mid Cap Value Portfolio, Class 1	23,021	162,867	2,003,239	833,470	95,445	3,768	(151,428)	2,593,604
SA Multi-Managed Small Cap Portfolio, Class 1	4,123	154,366	1,879,175	707,954	180,984	43,587	(226,755)	2,222,977
SA Wellington Real Return Portfolio, Class 1	140,621	—	2,790,118	1,838,030	484,253	(14,291)	(38,987)	4,090,617
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	185	547,104	3,690,816	1,724,712	323,537	23,494	105,450	5,220,935
SA DFA Ultra Short Bond Portfolio, Class 1	3,417	—	602,540	146,165	421,856	2,847	3,434	333,130
SA Emerging Market Equity Index, Class 1	22,007	—	—	2,150,345	62,314	(5,873)	(86,287)	1,995,871
SA Federated Corporate Bond Portfolio, Class 1	86,692	15,756	2,238,921	1,620,302	814,305	(46,659)	86,869	3,085,128
SA Fixed Income Index Portfolio, Class 1	243,998	—	3,382,129	6,027,605	1,401,703	(35,184)	126,991	8,099,838
SA Fixed Income Intermediate Index Portfolio, Class 1	26,070	—	3,045,226	2,936,646	4,752,950	(17,943)	41,054	1,252,033
SA Franklin Small Company Value Portfolio, Class 1	11,675	161,447	703,410	746,537	39,865	(4,094)	(166,988)	1,239,000

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SA International Index Portfolio, Class 1	$95,352	$6,985	$6,511,846	$2,195,986	$3,728,854	$68,580	$(275,230)	$4,772,328
SA Invesco Growth Opportunities Portfolio, Class 1	—	148,357	895,261	768,605	46,681	4,343	(43,536)	1,577,992
SA Janus Focused Growth Portfolio, Class 1	—	—	—	1,987,121	9,357	575	228,607	2,206,946
SA JPMorgan Emerging Markets Portfolio, Class 1	52,510	—	3,178,260	747,459	1,002,330	184,118	(629,806)	2,477,701
SA JPMorgan Equity-Income Portfolio, Class 1	153,489	449,904	5,893,344	2,565,765	289,228	4,650	(26,184)	8,148,347
SA JPMorgan MFS Core Bond Portfolio, Class 1	67,533	—	2,262,144	963,235	294,907	(16,644)	71,139	2,984,967
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	261,848	1,914,367	830,935	183,876	11,642	(29,589)	2,543,479
SA Large Cap Growth Index Portfolio, Class 1	29,154	9,600	—	4,106,413	104,540	4,426	326,851	4,333,150
SA Large Cap Index Portfolio, Class 1	323,347	283,596	8,201,940	3,300,863	396,666	30,224	212,807	11,349,168
SA Large Cap Value Index Portfolio, Class 1	79,351	7,900	—	4,370,082	106,603	1,301	140,912	4,405,692
SA Legg Mason BW Large Cap Value Portfolio, Class 1	50,592	244,457	2,442,778	1,079,997	115,691	976	(195,530)	3,212,530
SA MFS Blue Chip Growth, Class 1	23,285	432,494	5,011,864	2,025,677	531,382	54,991	(106,700)	6,454,450
SA Mid Cap Index Portfolio, Class 1	21,020	63,711	1,877,058	712,691	92,553	7,905	(54,074)	2,451,027
SA Morgan Stanley International Equities Portfolio, Class 1	55,798	104,023	3,705,149	1,552,244	173,537	(4,591)	(253,738)	4,825,527
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	60,423	324,022	4,304,206	1,856,224	216,921	(173)	59,329	6,002,665
SA PineBridge High-Yield Bond Portfolio, Class 1	58,977	—	929,768	1,108,770	288,125	11,684	14,131	1,776,228
SA Putnam International Growth and Income Portfolio, Class 1	90,166	—	2,063,994	1,916,915	110,644	(7,148)	(253,808)	3,609,309
SA Small Cap Index Portfolio, Class 1	30,684	157,289	3,631,408	1,365,397	173,537	19,731	(178,709)	4,664,290
	$2,726,834	$7,655,650	$121,510,189	$72,224,932	$28,379,563	$1,173,940	$(5,312,230)	$161,217,268

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$269,514	$4,560	$12,699,394	$2,020,979	$2,858,828	$(116,629)	$312,284	$12,057,200

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	$1,583,136	$172,898	$65,821,188	$6,905,350	$25,005,389	$(807,456)	$867,304	$47,780,997
SA Multi-Managed International Equity Portfolio, Class 1	879,526	—	39,837,999	1,258,692	8,395,262	839,704	(3,343,741)	30,197,392
SA Multi-Managed Large Cap Growth Portfolio, Class 1	216,425	5,319,667	45,059,861	5,921,931	18,784,271	2,882,014	(4,478,939)	30,600,596
SA Multi-Managed Large Cap Value Portfolio, Class 1	813,505	4,798,733	48,996,553	6,084,288	12,197,893	1,296,496	(5,141,750)	39,037,694
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	489,446	4,989,245	541,741	967,524	40,296	21,057	4,624,815
SA Multi-Managed Mid Cap Value Portfolio, Class 1	61,367	434,154	7,016,979	570,924	988,822	77,607	(463,074)	6,213,614
SA Multi-Managed Small Cap Portfolio, Class 1	10,332	386,805	6,294,200	459,075	1,337,247	92,846	(496,457)	5,012,417
SA Wellington Real Return Portfolio, Class 1	744,535	—	21,262,826	4,051,437	5,220,764	(177,289)	(108,206)	19,808,004
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	538	1,593,950	12,190,796	2,279,137	2,665,754	29,023	217,940	12,051,142
SA DFA Ultra Short Bond Portfolio, Class 1	26,599	—	4,902,620	311,352	2,955,607	21,820	23,743	2,303,928
SA Emerging Market Equity Index, Class 1	50,899	—	—	5,461,148	568,443	(48,604)	(256,606)	4,587,495
SA Federated Corporate Bond Portfolio, Class 1	506,575	92,070	16,618,759	5,171,211	5,648,887	(350,502)	549,441	16,340,022
SA Fixed Income Index Portfolio, Class 1	779,678	—	13,711,334	13,905,318	3,670,807	(90,287)	321,993	24,177,551
SA Fixed Income Intermediate Index Portfolio, Class 1	150,514	—	12,603,221	6,281,020	12,404,372	(110,966)	224,801	6,593,704
SA Franklin Small Company Value Portfolio, Class 1	41,050	567,631	3,031,034	1,850,049	489,780	(49,792)	(534,866)	3,806,645
SA International Index Portfolio, Class 1	225,602	17,160	22,990,483	1,629,276	13,570,244	214,336	(892,161)	10,371,690
SA Invesco Growth Opportunities Portfolio, Class 1	—	426,813	3,370,809	1,468,181	789,780	78,712	(148,335)	3,979,587
SA Janus Focused Growth Portfolio, Class 1	—	—	—	4,326,964	111,690	8,037	473,172	4,696,483
SA JPMorgan Emerging Markets Portfolio, Class 1	120,449	—	9,338,787	824,920	3,139,251	535,989	(1,843,802)	5,716,643
SA JPMorgan Equity-Income Portfolio, Class 1	411,572	1,206,391	19,762,726	2,383,401	3,625,206	32,215	(56,616)	18,496,520
SA JPMorgan MFS Core Bond Portfolio, Class 1	463,572	—	20,998,225	1,139,010	3,825,206	(199,313)	490,675	18,603,391

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SA JPMorgan Mid Cap Growth Portfolio, Class 1	$—	$640,733	$5,643,278	$699,979	$776,932	$48,460	$(112,084)	$5,502,701
SA Large Cap Growth Index Portfolio, Class 1	63,217	20,816	—	8,916,983	936,798	48,692	730,384	8,759,261
SA Large Cap Index Portfolio, Class 1	919,970	807,633	30,240,515	3,062,224	4,683,367	354,385	594,747	29,568,504
SA Large Cap Value Index Portfolio, Class 1	167,260	16,680	—	9,166,890	936,798	14,364	278,617	8,523,073
SA Legg Mason BW Large Cap Value Portfolio, Class 1	148,993	719,926	8,549,336	1,313,173	1,236,028	(392)	(558,051)	8,068,038
SA MFS Blue Chip Growth, Class 1	64,020	1,189,102	17,469,342	2,666,631	3,672,055	314,711	(291,741)	16,486,888
SA Mid Cap Index Portfolio, Class 1	44,515	134,920	2,643,057	2,626,234	529,380	37,061	(30,014)	4,746,958
SA Morgan Stanley International Equities Portfolio, Class 1	172,661	321,885	12,406,294	3,357,591	1,806,323	(44,189)	(746,876)	13,166,497
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	161,167	864,259	14,805,266	1,187,005	2,118,905	(2,816)	213,046	14,083,596
SA PineBridge High-Yield Bond Portfolio, Class 1	329,263	—	5,857,818	5,033,217	1,795,547	(26,217)	195,502	9,264,773
SA Putnam International Growth and Income Portfolio, Class 1	226,158	—	6,337,005	2,004,818	926,239	(50,411)	(738,387)	6,626,786
SA Small Cap Index Portfolio, Class 1	84,753	434,106	12,524,054	1,528,508	2,615,754	258,618	(484,589)	11,210,837
	$9,737,365	$20,660,338	$507,973,004	$116,408,657	$151,255,153	$5,150,523	$(15,211,589)	$463,065,442

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$210,833	$3,566	$9,551,306	$1,805,903	$1,916,517	$(77,986)	$239,089	$9,601,795
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,274,046	139,140	50,947,645	4,665,146	16,494,710	(550,200)	635,038	39,202,919
SA Multi-Managed International Equity Portfolio, Class 1	484,425	—	20,117,623	1,694,107	3,871,563	351,376	(1,611,364)	16,680,179
SA Multi-Managed Large Cap Growth Portfolio, Class 1	125,889	3,094,310	24,866,260	3,851,099	8,233,397	1,229,579	(2,087,889)	19,625,652
SA Multi-Managed Large Cap Value Portfolio, Class 1	455,997	2,689,849	26,659,692	3,957,860	6,272,307	294,904	(2,430,578)	22,209,571

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$329,010	$2,780,236	$839,822	$666,346	$73,605	$(19,924)	$3,007,393
SA Multi-Managed Mid Cap Value Portfolio, Class 1	35,333	249,973	3,937,088	471,658	497,983	12,483	(224,260)	3,698,986
SA Multi-Managed Small Cap Portfolio, Class 1	5,729	214,481	3,521,399	289,291	798,386	123,277	(348,579)	2,787,002
SA Wellington Real Return Portfolio, Class 1	591,758	—	16,083,155	2,976,977	2,991,104	(108,277)	(115,785)	15,844,966
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	293	868,520	7,268,930	1,024,247	1,746,369	96,196	115,743	6,758,747
SA DFA Ultra Short Bond Portfolio, Class 1	18,079	—	3,176,754	74,496	1,711,779	12,488	16,573	1,568,532
SA Emerging Market Equity Index, Class 1	25,609	—	—	3,021,853	254,998	(20,568)	(127,151)	2,619,136
SA Federated Corporate Bond Portfolio, Class 1	427,457	77,691	12,519,249	4,183,423	3,466,316	(221,577)	369,639	13,384,418
SA Fixed Income Index Portfolio, Class 1	662,011	—	11,918,089	11,111,497	3,208,685	(85,252)	259,671	19,995,320
SA Fixed Income Intermediate Index Portfolio, Class 1	171,846	—	11,108,374	5,565,307	9,155,043	(117,216)	247,221	7,648,643
SA Franklin Small Company Value Portfolio, Class 1	12,192	168,589	1,228,252	258,415	159,355	(13,845)	(179,174)	1,134,293
SA International Index Portfolio, Class 1	38,089	2,893	11,069,874	466,329	9,690,917	161,231	(261,194)	1,745,323
SA Invesco Growth Opportunities Portfolio, Class 1	—	164,264	1,706,056	198,805	359,193	45,871	(52,200)	1,539,339
SA Janus Focused Growth Portfolio, Class 1	—	48,923	—	2,215,183	89,502	(6,172)	198,922	2,318,431
SA JPMorgan Emerging Markets Portfolio, Class 1	73,481	—	4,879,761	147,420	1,428,000	268,115	(931,635)	2,935,661
SA JPMorgan Equity-Income Portfolio, Class 1	224,533	658,147	10,839,769	1,124,466	1,644,352	11,356	(25,295)	10,305,944
SA JPMorgan MFS Core Bond Portfolio, Class 1	367,245	—	16,157,991	1,237,655	2,816,932	(144,794)	383,571	14,817,491
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	364,669	3,247,985	433,750	643,386	41,909	(74,824)	3,005,434
SA Large Cap Growth Index Portfolio, Class 1	32,387	10,665	—	4,671,752	448,268	22,106	393,864	4,639,454
SA Large Cap Index Portfolio, Class 1	471,438	416,407	15,554,961	1,533,255	2,666,932	184,269	273,713	14,879,266
SA Large Cap Value Index Portfolio, Class 1	83,702	8,347	—	4,820,749	448,268	6,210	161,357	4,540,048
SA Legg Mason BW Large Cap Value Portfolio, Class 1	77,958	376,690	4,585,384	2,237,137	666,799	(7,972)	(205,822)	5,941,928

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SA MFS Blue Chip Growth, Class 1	$36,578	$679,390	$9,466,907	$1,008,213	$1,395,159	$133,013	$(167,450)	$9,045,524
SA Mid Cap Index Portfolio, Class 1	20,618	62,492	1,345,751	1,070,448	216,469	14,397	(14,653)	2,199,474
SA Morgan Stanley International Equities Portfolio, Class 1	78,299	145,969	6,264,644	957,432	796,773	(17,112)	(347,041)	6,061,150
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	93,738	502,673	8,413,080	986,387	1,385,563	(12,452)	146,235	8,147,687
SA PineBridge High-Yield Bond Portfolio, Class 1	253,976	—	4,524,111	3,970,317	1,252,636	(24,743)	161,306	7,378,355
SA Putnam International Growth and Income Portfolio, Class 1	99,173	—	3,126,595	483,254	398,386	(19,832)	(362,081)	2,829,550
SA Small Cap Index Portfolio, Class 1	53,781	275,328	7,682,893	998,016	1,431,246	127,697	(268,450)	7,108,910
	$6,506,493	$11,551,986	$314,549,814	$74,351,669	$89,223,639	$1,782,084	$(6,253,407)	$295,206,521

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$202,562	$3,428	$9,160,640	$1,714,610	$1,748,580	$(65,961)	$227,568	$9,288,277
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,311,098	143,188	52,709,087	5,481,521	17,638,856	(702,826)	801,808	40,650,734
SA Multi-Managed International Equity Portfolio, Class 1	243,647	—	10,353,942	708,832	1,945,552	165,793	(856,792)	8,426,223
SA Multi-Managed Large Cap Growth Portfolio, Class 1	63,763	1,567,282	12,754,183	2,582,441	5,499,730	903,158	(1,318,327)	9,421,725
SA Multi-Managed Large Cap Value Portfolio, Class 1	237,546	1,401,244	13,658,003	2,266,418	3,351,818	141,363	(1,287,327)	11,426,639
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	176,003	1,350,326	496,129	199,308	18,685	7,332	1,673,164
SA Multi-Managed Mid Cap Value Portfolio, Class 1	17,786	125,830	1,953,788	340,759	271,123	23,998	(128,478)	1,918,944
SA Multi-Managed Small Cap Portfolio, Class 1	3,117	116,716	1,897,092	200,786	450,935	106,621	(233,234)	1,520,330
SA Wellington Real Return Portfolio, Class 1	601,090	—	15,407,722	3,450,534	3,044,536	(112,506)	(126,115)	15,575,099

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$155	$460,263	$3,672,956	$847,090	$709,431	$33,974	$80,865	$3,925,454
SA DFA Ultra Short Bond Portfolio, Class 1	18,841	—	3,302,761	153,160	1,846,962	16,133	14,333	1,639,425
SA Emerging Market Equity Index, Class 1	12,948	—	—	1,694,312	126,872	(12,100)	(64,376)	1,490,964
SA Federated Corporate Bond Portfolio, Class 1	415,478	75,513	11,973,567	4,265,726	3,342,331	(216,529)	360,297	13,040,730
SA Fixed Income Index Portfolio, Class 1	600,084	—	11,554,142	9,423,016	2,125,688	(50,415)	252,525	19,053,580
SA Fixed Income Intermediate Index Portfolio, Class 1	137,051	—	10,698,114	2,602,343	7,469,786	(128,703)	212,103	5,914,071
SA Franklin Small Company Value Portfolio, Class 1	6,665	92,166	555,311	296,212	90,374	(9,097)	(94,573)	657,479
SA International Index Portfolio, Class 1	31,930	2,432	5,749,650	197,748	4,365,793	73,003	(187,204)	1,467,404
SA Invesco Growth Opportunities Portfolio, Class 1	—	113,142	867,692	431,284	123,996	9,261	(19,804)	1,164,437
SA Janus Focused Growth Portfolio, Class 1	—	—	—	1,041,470	26,340	1,643	120,516	1,137,289
SA JPMorgan Emerging Markets Portfolio, Class 1	24,449	—	2,258,546	555,795	1,007,432	162,649	(485,601)	1,483,957
SA JPMorgan Equity-Income Portfolio, Class 1	117,393	344,098	5,517,414	1,146,730	968,181	2,595	(4,563)	5,693,995
SA JPMorgan MFS Core Bond Portfolio, Class 1	359,978	—	15,308,546	1,467,761	2,603,295	(135,391)	366,979	14,404,600
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	201,090	1,827,356	337,042	350,935	17,971	(35,285)	1,796,149
SA Large Cap Growth Index Portfolio, Class 1	23,444	7,720	—	3,403,206	271,146	9,959	276,476	3,418,495
SA Large Cap Index Portfolio, Class 1	236,162	207,906	7,519,269	1,149,616	1,398,709	87,539	142,378	7,500,093
SA Large Cap Value Index Portfolio, Class 1	62,302	6,212	—	3,490,557	271,146	725	121,125	3,341,261
SA Legg Mason BW Large Cap Value Portfolio, Class 1	43,657	210,948	2,388,281	868,698	349,931	(5,783)	(143,986)	2,757,279
SA MFS Blue Chip Growth, Class 1	19,263	357,797	4,701,090	1,309,521	1,162,744	134,106	(117,149)	4,864,824
SA Mid Cap Index Portfolio, Class 1	9,715	29,447	729,026	608,694	215,120	14,159	(11,327)	1,125,432
SA Morgan Stanley International Equities Portfolio, Class 1	46,864	87,366	3,414,849	785,601	468,462	(14,710)	(212,874)	3,504,404
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	50,764	272,220	4,466,154	538,858	602,495	(10,238)	63,948	4,456,227
SA PineBridge High-Yield Bond Portfolio, Class 1	240,707	—	4,332,788	3,358,700	1,322,758	(21,803)	126,606	6,473,533

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2019
SA Putnam International Growth and Income Portfolio, Class 1	$61,390	$—	$1,698,955	$520,320	$236,996	$(14,049)	$(215,384)	$1,752,846
SA Small Cap Index Portfolio, Class 1	29,910	153,175	4,116,578	838,166	912,370	47,263	(140,035)	3,949,602
	$5,229,759	$6,155,186	$225,897,828	$58,573,656	$66,519,731	$470,487	$(2,507,575)	$215,914,665

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At March 31, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth Portfolio	1.76%	98.24%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth Portfolio	0.54	99.46	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	0.58	99.42	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	0.89	99.11	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	2.78	97.22	—	—	—	—	—	—
SA T. Rowe Price Growth Stock Portfolio	0.21	21.78	—	—	—	—	78.01	—
SA Multi-Managed Large Cap Growth Portfolio	0.15	11.03	1.89	2.59	6.16	3.95	41.50	32.73
SA Multi-Managed Large Cap Value Portfolio	0.01	5.47	1.55	2.28	5.28	3.01	47.19	35.21
SA Multi-Managed Mid Cap Growth Portfolio	0.29	18.73	0.73	0.97	2.04	1.32	42.33	33.59
SA Multi-Managed Mid Cap Value Portfolio	0.21	16.68	0.83	1.12	2.67	1.59	58.40	18.50
SA Multi-Managed Small Cap Portfolio	0.18	10.64	0.58	0.84	1.90	1.06	34.11	50.69
SA Multi-Managed International Equity Portfolio	0.15	7.27	1.91	3.18	6.83	3.77	49.98	26.91
SA Multi-Managed Diversified Fixed Income Portfolio	0.07	3.50	4.23	0.51	4.97	4.08	69.48	13.16
SA Wellington Real Return Portfolio	2.86	50.70	2.14	0.56	2.73	2.18	28.51	10.32
SA Columbia Focused Value Portfolio	0.09	7.59	—	—	—	—	60.22	32.10
SA Allocation Growth Portfolio	6.51	93.49	—	—	—	—	—	—
SA Allocation Moderate Growth Portfolio	6.12	93.88	—	—	—	—	—	—
SA Allocation Moderate Portfolio	6.72	93.28	—	—	—	—	—	—
SA Allocation Balanced Portfolio	9.55	90.45	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2019, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	17	$348	$204,986	3.59%
SA Multi-Managed Moderate Growth	18	528	290,341	3.63
SA Multi-Managed Income/Equity	27	1,844	658,134	3.71
SA Multi-Managed Income	18	814	435,156	3.74
SA Multi-Managed Large Cap Growth	32	1,025	329,729	3.50
SA Multi-Managed Large Cap Value	42	1,323	321,221	3.51
SA Multi-Managed Mid Cap Growth	13	385	324,378	3.34
SA Multi-Managed Mid Cap Value	1	12	142,868	3.15
SA Multi-Managed Small Cap	8	440	593,133	3.47
SA Multi-Managed International Equity	46	5,148	1,228,477	3.46
SA Multi-Managed Diversified Fixed Income	2	68	386,059	3.16
SA Wellington Real Return	24	1,795	737,523	3.64

As of March 31, 2019, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2019, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$—	$1,182,510	$372,014
SA Multi-Managed Large Cap Value	3,819,467	2,348,398	(27,659)
SA Multi-Managed Mid Cap Growth	146,693	112,197	(14,287)
SA Multi-Managed Mid Cap Value	277,211	65,979	15,478

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2019, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/15	$20.16	$0.13	$2.19	$2.32	$(0.10)	$(3.07)	$(3.17)	$19.31	12.54%	$12,718	1.17%		0.62%		67%
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
SA Multi-Managed Growth Portfolio Class 2
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
SA Multi-Managed Growth Portfolio Class 3
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/15	$15.35	$0.15	$1.39	$1.54	$(0.13)	$(1.71)	$(1.84)	$15.05	10.74%	$13,247	1.02%		0.98%		71%
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/15	$12.79	$0.19	$0.82	$1.01	$(0.19)	$(1.00)	$(1.19)	$12.61	8.20%	$11,927	1.00%		1.45%		86%
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02		1.60		45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08		1.40		62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(2)	1.71	(2)	51
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23		1.25		62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(2)	1.56	(2)	51
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33		1.15		62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(2)	1.46	(2)	51

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/19
Multi-Managed Income/Equity Portfolio Class 1	0.03%
Multi-Managed Income/Equity Portfolio Class 2	0.03
Multi-Managed Income/Equity Portfolio Class 3	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/15	$12.10	$0.22	$0.53	$0.75	$(0.22)	$(0.53)	$(0.75)	$12.10	6.30%	$9,975	1.00%		1.81%		87%
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01		2.01		46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09		1.74		62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(2)	2.07	(2)	49
SA Multi-Managed Income Portfolio Class 2
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24		1.59		62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(2)	1.92	(2)	49
SA Multi-Managed Income Portfolio Class 3
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34		1.49		62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(2)	1.82	(2)	49

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/19
Multi-Managed Income Portfolio Class 1	0.02%
Multi-Managed Income Portfolio Class 2	0.02
Multi-Managed Income Portfolio Class 3	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/15	$12.98	$0.18	$1.17	$1.35	$(0.24)	$(0.10)	$(0.34)	$13.99	10.56%	$21,958	0.99%	1.36%	79%
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98	1.46	94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04	1.41	106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96	1.49	69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	1.47	101
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14	1.21	79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13	1.31	94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	1.26	106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	1.33	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	1.32	101
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24	1.11	79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23	1.21	94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	1.16	106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	1.24	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	1.23	101

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.12%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.12
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.12

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions (see Note 3).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/15	$22.86	$(0.03)	$3.70	$3.67	$—	$(1.25)	$(1.25)	$25.28	16.53%	$381,906	0.88	%(1)	(0.15	)%(1)	32%
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(1)	(0.19	)(1)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(1)	(0.04	)(1)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(1)	(0.30	)(1)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(1)	(0.34	)(1)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(1)	(0.40	)(1)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(1)	(0.44	)(1)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/15	$13.72	$0.08	$2.07	$2.15	$(0.06)	$(2.01)	$(2.07)	$13.80	16.61%	$216,793	0.84%		0.57%		43%
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83		0.53		46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81		0.49		36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(2)	0.44	(2)	45
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96		0.34		36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(2)	0.28	(2)	45
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06		0.24		36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(2)	0.19	(2)	45

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/19
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/15	$16.10	$0.25	$0.90	$1.15	$(0.19)	$(0.02)	$(0.21)	$17.04	7.16%	$672,766	0.79%	1.55%	27%
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78	1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78	1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78	1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79	1.92	36
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93	1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02	1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94	(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09	(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18	(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/15	$20.20	$0.13	$1.99	$2.12	$(0.18)	$(1.72)	$(1.90)	$20.42	11.09%	$193,319	0.91%		0.64%		95%
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91		1.05		67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
SA Multi-Managed Small Cap Portfolio Class 1
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(2)	0.19	(2)	41
SA Multi-Managed Small Cap Portfolio Class 2
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(2)	0.03	(2)	41
SA Multi-Managed Small Cap Portfolio Class 3
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(2)	(0.07	)(2)	41

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.01%	0.00%	0.00%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.01	0.00	0.00	—
SA Multi-Managed Mid Cap Value Class 3	0.00	0.01	0.01	0.00	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/15	$9.01	$0.14	$(0.20)	$(0.06)	$(0.14)	$—	$(0.14)	$8.81	(0.62)%	$421,202	0.99	%(1)(2)	1.58	%(1)(2)	64%
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
SA Multi-Managed International Equity Portfolio Class 2
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
SA Multi-Managed International Equity Portfolio Class 3
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/15	$9.74	$(0.09)	$0.29	$0.20	$—	$—	$—	$9.94	2.05%	$189,273	0.64%		(0.95)%		128%
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96	(1)	23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	(1)	1.24	(1)	22
SA Wellington Real Return Portfolio Class 3
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72	(1)	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	(1)	1.02	(1)	22

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/17	03/31/18	03/31/19
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/15	$16.45	$0.19	$1.48	$1.67	$(0.11)	$—	$(0.11)	$18.01	10.17%	$276,585	1.00%	1.14%	28%
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	1.45	110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71	1.35	13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71	1.51	4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72	2.95	16
SA Columbia Focused Value Portfolio Class 2
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	0.97	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	1.28	110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	1.20	13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
SA Columbia Focused Value Portfolio Class 3
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	0.86	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	1.19	110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	1.11	13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Columbia Focused Value Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19
SA Columbia Focused Value Portfolio Class 1	0.05%	0.23%	0.31%	0.32%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.05	0.22	0.31	0.32	0.32
SA Columbia Focused Value Portfolio Class 3	0.05	0.22	0.31	0.32	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15	(2)	1.27	(2)	68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15	(2)	2.32	(2)	20
SA Allocation Growth Portfolio Class 3
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	(2)	1.14	(2)	68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	(2)	1.55	(2)	20
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	(2)	1.51	(2)	57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	(2)	1.42	(2)	18
SA Allocation Moderate Growth Portfolio Class 3
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	(2)	1.29	(2)	57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	(2)	1.67	(2)	18
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12	(2)	1.61	(2)	60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13	(2)	1.77	(2)	19
SA Allocation Moderate Portfolio Class 3
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	(2)	1.35	(2)	60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	(2)	1.79	(2)	19
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	(2)	1.77	(2)	60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	(2)	2.29	(2)	22
SA Allocation Balanced Portfolio Class 3
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	(2)	1.53	(2)	60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	(2)	2.01	(2)	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17		03/31/18	03/31/19
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01	0.01
SA Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Moderate Portfolio Class 3	0.01	0.01		0.01	0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (constituting Seasons Series Trust, hereafter collectively referred to as the "Portfolios") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio (1)

SA Allocation Growth Portfolio (1)

SA Allocation Moderate Growth Portfolio (1)

SA Allocation Moderate Portfolio (1)

SA Columbia Focused Value Portfolio (2)

SA Multi-Managed Diversified Fixed Income Portfolio (2)

SA Multi-Managed Growth Portfolio (2)

SA Multi-Managed Income/Equity Portfolio (2)

SA Multi-Managed Income Portfolio (2)

SA Multi-Managed International Equity Portfolio (2)

SA Multi-Managed Large Cap Growth Portfolio (2)

SA Multi-Managed Large Cap Value Portfolio (2)

SA Multi-Managed Mid Cap Growth Portfolio (2)

SA Multi-Managed Mid Cap Value Portfolio (2)

SA Multi-Managed Moderate Growth Portfolio (2)

SA Multi-Managed Small Cap Portfolio (2)

SA Putnam Asset Allocation Diversified Growth Portfolio (2)

SA T. Rowe Price Growth Stock Portfolio (2)

SA Wellington Real Return Portfolio (2)

(1)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein

(2)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 29, 2019

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited)

At a meeting held on October 10, 2018, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), Janus Capital Management, LLC ("Janus"), J.P. Morgan Investment Management Inc. ("JPMorgan"), Massachusetts Financial Services Company ("MFS"), PineBridge Investments, LLC ("PineBridge"), PNC Capital Advisors, LLC ("PNC"), Putnam Investment Management, LLC ("Putnam"), Schroder Investment Management North America Inc. ("SIMNA"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk

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March 31, 2019 (unaudited) (continued)

assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are "Expense Groups" and "Performance Groups" that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2018 from Broadridge and performance information as of June 30, 2018 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio's overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

•  SA Allocation Balanced Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual advisory fees were slightly above and total expenses were below the median of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee. The Board took into consideration management's discussion of the Portfolio's fees.

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March 31, 2019 (unaudited) (continued)

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period. It was noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group and that its total expenses were slightly above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group and that its total expenses were slightly above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board also considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed above the median of its Performance Group for the three-year period but below the medians for the one-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio.

•  SA Multi-Managed Growth Portfolio (components subadvised by Janus, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo has contractually agreed to waive 4 basis points of the advisory fee.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Income Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo has contractually agreed to waive 2 basis points of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that performance was at or above the medians of its Performance Group for the one-, three-, five-year and ten-year periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Income/Equity Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo has contractually agreed to waive 3 basis points of the advisory fee.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed International Equity Portfolio (advised/subadvised by SAAMCo, Janus and T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo has contractually agreed to waive 4 basis points of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management replaced one of the Subadvisers in October 2014.

•  SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 5 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Portfolio is managed by multiple Subadvisers.

•  SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in October 2015.

•  SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one-, three- and five-year periods but above the median for the ten-year period.

•  SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and MFS). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was at the median of the Portfolio's Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•  SA Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo has contractually agreed to waive 3 basis points of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and PNC). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the median for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that PNC replaced one of the Subadvisers in December 2015.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board noted that SAAMCo is currently waiving 32 basis points of the advisory fees pursuant to a contractual fee waiver agreement.

  The Board also considered that the Portfolio outperformed its benchmark index for the one-, three-, five-and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also noted that management replaced the Subadvisers in July 2015.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

•  SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo had added a contractual fee waiver of 15 bps of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, five- and ten-year periods and performed below the median for the three-year period.

•  SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but performed below that index for the one-year period. The Board also considered that the Portfolio's performance was above the medians of its Performance Group for the three-, five- and ten-year periods but slightly below the median for the one-year period. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA Wellington Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo was voluntarily waiving 5 bps of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of the Portfolio's Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company's ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("U.S. Life") wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios' Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo's profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2019 (unaudited) (continued)

does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETINGS
March 31, 2019 (unaudited)

On September 20, 2018, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the SA Columbia Focused Growth Portfolio (the "Acquired Fund"), a series of the Seasons Series Trust, would transfer all of its assets to the SA AB Growth Portfolio (the "Acquiring Fund"), a series of SunAmerica Series Trust, in exchange solely for the assumption of the Acquired Fund's liabilities by the Acquiring Fund and Class 1, Class 2 and Class 3 shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
4,325,707	136,442	366,381

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 74	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	77	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 80	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	77	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 70	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	77	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 74	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	77

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 87	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	77	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 70	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	77

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee
Peter A. Harbeck(4) Age: 65	Trustee	2014-	Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present). Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	150	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 50	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 53	Treasurer	2014-	Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 50	Chief Compliance Officer	2017-	Present

Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

					N/A	N/A
Kathleen D. Fuentes Age: 50	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 52	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 46	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 58	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 47	Anti-Money Laundering Compliance Officer	2006-	Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present).	N/A	N/A
Timothy Pettee Age: 60	Vice President	2018-	Present	Lead Portfolio Manager, Rules Based Funds (2013-Present); Chief Investment Strategist (2013-Present); Chief Investment Officer, SunAmerica (2003-2013).	N/A	N/A

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (19 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (58 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, and Director of ACS.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Growth Portfolio Class 1	$1.79	$0.18	$0.10	$1.51	58.47%
SA Multi-Managed Growth Portfolio Class 2	1.76	0.15	0.10	1.51	58.47
SA Multi-Managed Growth Portfolio Class 3	1.73	0.12	0.10	1.51	58.47
SA Multi-Managed Moderate Growth Portfolio Class 1	1.08	0.18	0.05	0.85	40.28
SA Multi-Managed Moderate Growth Portfolio Class 2	1.06	0.16	0.05	0.85	40.28
SA Multi-Managed Moderate Growth Portfolio Class 3	1.04	0.14	0.05	0.85	40.28
SA Multi-Managed Income/Equity Portfolio Class 1	0.75	0.23	0.01	0.51	19.27
SA Multi-Managed Income/Equity Portfolio Class 2	0.73	0.21	0.01	0.51	19.27
SA Multi-Managed Income/Equity Portfolio Class 3	0.72	0.20	0.01	0.51	19.27
SA Multi-Managed Income Portfolio Class 1	0.55	0.25	0.02	0.28	8.36
SA Multi-Managed Income Portfolio Class 2	0.53	0.23	0.02	0.28	8.36
SA Multi-Managed Income Portfolio Class 3	0.52	0.22	0.02	0.28	8.36
SA Putnam Diversified Growth Portfolio Class 1	0.69	0.25	0.11	0.33	33.89
SA Putnam Diversified Growth Portfolio Class 2	0.67	0.23	0.11	0.33	33.89
SA Putnam Diversified Growth Portfolio Class 3	0.66	0.22	0.11	0.33	33.89
SA T. Rowe Price Growth Stock Portfolio Class 1	6.91	—	0.33	6.58	72.52
SA T. Rowe Price Growth Stock Portfolio Class 2	6.91	—	0.33	6.58	72.52
SA T. Rowe Price Growth Stock Portfolio Class 3	6.91	—	0.33	6.58	72.52
SA Multi-Managed Large Cap Growth - Class 1	2.55	0.10	0.12	2.33	98.38
SA Multi-Managed Large Cap Growth - Class 2	2.52	0.07	0.12	2.33	98.38
SA Multi-Managed Large Cap Growth - Class 3	2.51	0.06	0.12	2.33	98.38
SA Multi-Managed Large Cap Value - Class 1	2.35	0.34	0.31	1.70	65.76
SA Multi-Managed Large Cap Value - Class 2	2.32	0.31	0.31	1.70	65.76
SA Multi-Managed Large Cap Value - Class 3	2.30	0.29	0.31	1.70	65.76
SA Multi-Managed Mid Cap Growth Portfolio Class 1	2.19	—	0.56	1.63	28.26
SA Multi-Managed Mid Cap Growth Portfolio Class 2	2.19	—	0.56	1.63	28.26
SA Multi-Managed Mid Cap Growth Portfolio Class 3	2.19	—	0.56	1.63	28.26
SA Multi-Managed Mid Cap Value Portfolio Class 1	1.31	0.16	0.33	0.82	50.70

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Mid Cap Value Portfolio Class 2	$1.28	$0.13	$0.33	$0.82	50.70%
SA Multi-Managed Mid Cap Value Portfolio Class 3	1.26	0.11	0.33	0.82	50.70
SA Multi-Managed Small Cap Portfolio Class 1	1.09	0.03	0.12	0.94	96.92
SA Multi-Managed Small Cap Portfolio Class 2	1.06	—	0.12	0.94	96.92
SA Multi-Managed Small Cap Portfolio Class 3	1.06	—	0.12	0.94	96.92
SA Multi-Managed International Equity Portfolio Class 1	0.26	0.26	—	—	0.63
SA Multi-Managed International Equity Portfolio Class 2	0.24	0.24	—	—	0.63
SA Multi-Managed International Equity Portfolio Class 3	0.23	0.23	—	—	0.63
SA Multi-Managed Diversified Fixed Income Portfolio Class 1	0.34	0.31	0.02	0.01	—
SA Multi-Managed Diversified Fixed Income Portfolio Class 2	0.32	0.29	0.02	0.01	—
SA Multi-Managed Diversified Fixed Income Portfolio Class 3	0.31	0.28	0.02	0.01	—
SA Wellington Real Return Portfolio Class 1	0.36	0.36	—	—	0.08
SA Wellington Real Return Portfolio Class 3	0.32	0.32	—	—	0.08
SA Columbia Focused Value Portfolio Class 1	2.80	0.84	—	1.96	87.27
SA Columbia Focused Value Portfolio Class 2	2.70	0.74	—	1.96	87.27
SA Columbia Focused Value Portfolio Class 3	2.61	0.65	—	1.96	87.27
SA Allocation Growth Portfolio Class 1	1.59	0.54	0.07	0.98	41.09
SA Allocation Growth Portfolio Class 3	1.54	0.49	0.07	0.98	41.09
SA Allocation Moderate Growth Portfolio Class 1	1.96	0.56	0.07	1.33	32.53
SA Allocation Moderate Growth Portfolio Class 3	1.91	0.51	0.07	1.33	32.53
SA Allocation Moderate Portfolio Class 1	1.76	0.56	0.06	1.14	28.33
SA Allocation Moderate Portfolio Class 3	1.70	0.50	0.06	1.14	28.33
SA Allocation Balanced Portfolio Class 1	1.52	0.55	0.05	0.92	20.45
SA Allocation Balanced Portfolio Class 3	1.47	0.50	0.05	0.92	20.45

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2019 were $1,201,434, $90,126, $221,737, $104,998 and $54,852 respectively. The foreign source income information reporting is $10,878,977, $732,855, $1,800,552, $880,027 and $459,607 respectively.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.  SA Multi-Managed Growth Portfolio

2.  SA Multi-Managed Moderate Growth Portfolio

3.  SA Multi-Managed Income/Equity Portfolio

4.  SA Multi-Managed Income Portfolio

5.  SA Putnam Asset Allocation Diversified Growth Portfolio

6.  SA T. Rowe Price Stock Portfolio

Seasons Select Portfolios

7.  SA Multi-Managed Large Cap Growth Portfolio

8.  SA Multi-Managed Large Cap Value Portfolio

9.  SA Multi-Managed Mid Cap Growth Portfolio

10.  SA Multi-Managed Mid Cap Value Portfolio

11.  SA Multi-Managed Small Cap Portfolio

12.  SA Multi-Managed International Equity Portfolio

13.  SA Multi-Managed Diversified Fixed Income Portfolio

14.  SA Wellington Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.  SA Allocation Growth Portfolio

17.  SA Allocation Moderate Growth Portfolio

18.  SA Allocation Moderate Portfolio

19.  SA Allocation Balanced Portfolio

Asset allocations for each Portfolio, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2019. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	7.37%	7.18%	7.11%
5-Year	7.90%	7.73%	7.63%
10-Year	12.01%	11.84%	11.73%
Since Inception	8.10%	4.45%	8.26%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 month Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of 7.37% for the 12-month period ending March 31, 2019, compared to a 9.50% return for the S&P 500® Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 6.77% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Positioning in Treasury Inflation Protected Securities (TIPS) detracted from relative results as TIPS underperformed duration-equivalent nominal U.S. Treasuries during the period. Additionally, the Portfolio held select emerging markets sovereign debt which detracted modestly from relative results. Tactical duration and yield curve positioning had a negative impact on relative performance overall. The Portfolio's holdings within investment grade credit added to performance, particularly within the industrials sector. Also adding to performance was the Portfolio's exposure to the high yield sector. Allocations to securitized sectors (non-agency residential mortgage backed securities, high quality collateralized loan obligation, and commercial mortgage backed securities) also contributed to performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was largely due to stock selection within the information technology sector. Flex, Ltd. was the largest detractor from relative performance within the sector. An underweight to Apple, Inc. also detracted from performance within the sector. Stock selection in the health care, consumer staples and communication services sectors also detracted from relative results. Meanwhile, stock selection in the industrial, consumer discretionary and financial sectors contributed to relative performance during the year. As part of the Portfolio construction process, sector weights are aligned closely to the benchmark. As such, sector weighting had minimal impact on relative results.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the industrial cyclical and retail sectors detracted from performance. Stock selection in the pharmaceutical and finance sectors contributed to performance. Overweight positions in the software and services and health services and systems sectors added to results. Alternatively, the Portfolio's underweight positioning in the utilities and Real Estate Investment Trusts (REITs) sectors hurt performance. At the individual stock level, overweight positions in Tivity Health, Inc., Tenneco, Inc. and Frontier Communications Corp. weighed on results. Overweight positions in Mallinckrodt PLC, Molina Healthcare, Inc. and Reata Pharmaceuticals, Inc., Class A contributed to performance. As of March 31, 2019, the Portfolio's largest overweight exposures are in the energy and semiconductors hardware sectors. The largest underweight exposures are in the health services & systems and REITs sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	6.67%	6.50%	6.37%
5-Year	6.87%	6.71%	6.61%
10-Year	10.53%	10.37%	10.26%
Since Inception	7.45%	4.49%	7.30%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 months Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 6.67% for the 12-month period ending March 31, 2019, compared to a 9.50% return for the S&P 500® Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 6.26% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Positioning in Treasury Inflation Protected Securities (TIPS) detracted from relative results as TIPS underperformed duration-equivalent nominal U.S. Treasuries during the period. Additionally, the Portfolio held select emerging markets sovereign debt which detracted modestly from relative results. Tactical duration and yield curve positioning had a negative impact on relative performance overall. The Portfolio's holdings within investment grade credit added to performance, particularly within the industrials sector. Also adding to performance was the Portfolio's exposure to the high yield sector. Allocations to securitized sectors (non-agency residential mortgage backed securities, high quality collateralized loan obligation, and commercial mortgage backed securities) also contributed to performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was largely due to stock selection within the information technology sector. Flex, Ltd. was the largest detractor from relative performance within the sector. An underweight to Apple, Inc. also detracted from performance within the sector. Stock selection in the health care, consumer staples and communication services sectors also detracted from relative results. Meanwhile, stock selection in the industrial, consumer discretionary and financial sectors contributed to relative performance during the year. As part of the Portfolio construction process, sector weights are aligned closely to the benchmark. As such, sector weighting had minimal impact on relative results. Country weightings also had almost no impact on relative results.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the industrial cyclical and retail sectors detracted from performance. Stock selection in the pharmaceutical and finance sectors contributed to performance. Overweight positions in the software and services and health services and systems sectors added to results. Alternatively, the Portfolio's underweight positioning in the utilities and Real Estate Investment Trusts (REITs) sectors hurt performance. At the individual stock level, overweight positions in Tivity Health, Inc., Tenneco, Inc. and Frontier Communications Corp. weighed on results. Overweight positions in Mallinckrodt PLC, Molina Healthcare, Inc. and Reata Pharmaceuticals, Inc., Class A contributed to performance. As of March 31, 2019, the Portfolio's largest overweight exposures are in the energy and systems hardware sectors. The largest underweight exposures are in the Health Services & Systems and REITs sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	6.86%	6.69%	6.55%
5-Year	5.49%	5.32%	5.23%
10-Year	8.26%	8.09%	7.99%
Since Inception	6.51%	4.78%	6.07%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 6.86% for the 12-month period ending March 31, 2019, compared to a 9.50% return for the S&P 500® Index and a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 6.30%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Positioning in Treasury Inflation Protected Securities (TIPS) detracted from relative results as TIPS underperformed duration-equivalent nominal U.S. Treasuries during the period. Additionally, the Portfolio held select emerging markets sovereign debt which detracted modestly from relative results. Tactical duration and yield curve positioning had a negative impact on relative performance overall. The Portfolio's holdings within investment grade credit added to performance, particularly within the industrials sector. Also adding to performance was the Portfolio's exposure to the high yield sector. Allocations to securitized sectors (non-agency residential mortgage backed securities, high quality collateralized loan obligation, and commercial mortgage backed securities) also contributed to performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was largely due to stock selection within the information technology sector. Flex, Ltd. was the largest detractor from relative performance within the sector. An underweight to Apple, Inc. also detracted from performance within the sector. Stock selection in the health care, consumer staples and communication services sectors also detracted from relative results. Meanwhile, stock selection in the industrial, consumer discretionary and financial sectors contributed to relative performance during the year. As part of the Portfolio construction process, sector weights are aligned closely to the benchmark. As such, sector weighting had minimal impact on relative results. Country weightings also had almost no impact on relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	5.39%	5.22%	5.10%
5-Year	4.09%	3.94%	3.84%
10-Year	6.56%	6.40%	6.29%
Since Inception	5.74%	4.65%	5.05%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of 5.39% for the 12-month period ending March 31, 2019, compared to a 9.50% return for the S&P 500® Index and a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 5.46%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Positioning in Treasury Inflation Protected Securities (TIPS) detracted from relative results as TIPS underperformed duration-equivalent nominal U.S. Treasuries during the period. Additionally, the Portfolio held select emerging markets sovereign debt which detracted modestly from relative results. Tactical duration and yield curve positioning had a negative impact on relative performance overall. The Portfolio's holdings within investment grade credit added to performance, particularly within the industrials sector. Also adding to performance was the Portfolio's exposure to the high yield sector. Allocations to securitized sectors (non-agency residential mortgage backed securities, high quality collateralized loan obligation, and commercial mortgage backed securities) also contributed to performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was largely due to stock selection within the information technology sector. Flex, Ltd. was the largest detractor from relative performance within the sector. An underweight to Apple, Inc. also detracted from performance within the sector. Stock selection in the health care, consumer staples and communication services sectors also detracted from relative results. Meanwhile, stock selection in the industrial, consumer discretionary and financial sectors contributed to relative performance during the year. As part of the Portfolio construction process, sector weights are aligned closely to the benchmark. As such, sector weighting had minimal impact on relative results. Country weightings also had almost no impact on relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	2.43%	2.26%	2.25%
5-Year	6.70%	6.54%	6.43%
10-Year	12.22%	12.05%	11.95%
Since Inception	6.04%	4.94%	7.40%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

5 The Blended Index consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net) captures large and mid cap representation across 24 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of 2.43% for the 12-month period ending March 31, 2019, compared to an 8.77% return for the Russell 3000 Index and a 5.41% return for the Blended Index of 60% Russell 3000 Index, 15% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, 5% JP Morgan Developed High Yield Index, and 5% MSCI Emerging Markets Index (net).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio produced positive returns on an absolute basis, but underperformed the Blended Index for the period. Asset classes delivered mixed returns. U.S. large cap equities and high yield were the best performers. International developed and emerging markets equities finished negative. Core fixed income and U.S. small cap equities finished positive. Security selection and active implementation decisions detracted for the period.

Overall asset allocation decisions were positive over the past 12 months. Being slightly underweight core bond holdings was a slight detractor while being overweight U.S. large cap equities added value. Most allocations were kept relatively close to benchmark, though the Portfolio was slightly overweight U.S. equities and underweight core fixed income during the period.

Security selection and active implementation had a negative impact on the Portfolio during the past year. Security selection within U.S. large cap equities, emerging market equities and international developed equities were all negative. Selection within core fixed income was the one positive contributor.

The Portfolio uses equity futures as part of the equity strategies and currency forwards to gain or hedge foreign currency exposure. Overall, the Portfolio's use of equity futures and currency forwards detracted from absolute performance for the year.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	10.40%	10.23%	10.08%
5-Year	13.42%	13.25%	13.13%
10-Year	17.36%	17.18%	17.06%
Since Inception	9.62%	7.15%	10.54%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Growth Stock Portfolio — Class 1

The SA T. Rowe Price Growth Stock Portfolio — Class 1 shares returned 10.40% for the 12-month period ending March 31, 2019, compared to a return of 12.75% for the Russell 1000 Growth Index.

The Portfolio underperformed the Russell 1000 Growth Index for the 12-month period ended March 31, 2019. Both the Portfolio and Index generated positive absolute returns.

Stock selection drove relative underperformance during the period. Of the securities held in the Portfolio during the period, Apple, Inc. (underweight), Booking Holdings, Inc., Broadcom, Inc. (underweight), and Wynn Resorts, Ltd. were the most significant detractors from relative performance. On the positive side, Amazon.com, Inc., Intuit, Inc., Worldpay, Inc., VMware, Inc., and Facebook, Inc. contributed the most to relative results.

Sector allocation slightly detracted from relative performance during the period. Most notably, an underweight to the information technology sector and an overweight to the communication services sector detracted from relative results. On the positive side, a lack of exposure to the energy sector and an underweight to the industrials and business services sector contributed to relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	11.68%	11.52%	11.38%
5-Year	12.08%	11.93%	11.81%
10-Year	15.92%	15.75%	15.63%
Since Inception	6.08%	5.01%	9.47%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned 11.68% for the 12-month period ending March 31, 2019, compared to a 12.77% return for the S&P® 500 Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap growth stocks.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was largely due to stock selection within the information technology sector. Flex, Ltd. was the largest detractor from relative performance within the sector. An underweight to Apple, Inc. also detracted from performance within the sector. Stock selection in the health care, consumer staples and communication services sectors also detracted from relative results. Meanwhile, stock selection in the industrial, consumer discretionary and financials sectors contributed to relative performance during the year. As part of the Portfolio construction process, sector weights are aligned closely to the benchmark. As such, sector weighting had minimal impact on relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Goldman Sachs Asset Management, L.P. trailed its benchmark for the period. Stock selection in the health care and communication services sectors contributed to returns, while stock selection in the industrials and consumer staples sectors detracted from performance. Key contributors to performance in the health care sector included Eli Lilly & Co. and Boston Scientific Corp., while contributors to performance within the communication services sector included Electronic Arts, Inc. and Netflix, Inc. Key detractors from performance in the industrials sector included Northrop Grumman Corp. and XPO Logistics, Inc. Key detractors in the consumer staples sector included Kraft Heinz Co. and Monster Beverage Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	4.25%	4.06%	3.94%
5-Year	6.43%	6.27%	6.17%
10-Year	13.38%	13.20%	13.10%
Since Inception	6.50%	6.27%	8.05%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned 4.25% for the 12-month period ending March 31, 2019, compared to a 5.93% return for the S&P® 500 Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap value stocks.

The Portfolio component managed by American Century Investment Management Inc. outperformed its benchmark for the period. Sector allocation overall contributed to the Portfolio's relative performance for the period. The Portfolio's overweights in the health care and energy sectors boosted performance. The Portfolio's underweights in the materials and financials sectors also helped returns. Conversely, the Portfolio's underweights in the real estate and utilities sectors detracted somewhat from Portfolio returns. Security selection was also additive overall. Selection in the consumer staples sector was strong, with outperformance from The Procter & Gamble Co. This consumer goods company posted its highest organic growth rate in nearly five years, benefiting from recent investments in product enhancements and product pricing. Selection was also positive in the industrials sector, with strong performance from holdings across a number of industries, including aerospace and defense, building products and machinery. On the other hand, stock selection in the energy and materials sectors detracted from relative returns. In the energy sector, Schlumberger, Ltd. was a key detractor. The Portfolio used currency forward contracts during the period for hedging purposes. The use of currency forward contracts added to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Security selection drove relative underperformance during the period. Weak selection in the consumer discretionary, consumer staples, and financials sectors detracted from relative results, while positive selection in industrials, information technology, and materials contributed to performance. Sector allocation, which is a result of the bottom-up stock selection process, also detracted from relative performance during the period. The Portfolio's overweight positioning to information technology and materials weighed on relative results, while an underweight to energy contributed to relative performance. Top detractors from relative performance included not owning Apple, Inc. and overweight positions in Halliburton Co. and Qurate Retail, Inc. Top relative contributors during the period were overweight positions in Eli Lilly & Co., Cisco Systems, Inc., and NetApp, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	12.89%	12.69%	12.62%
5-Year	10.75%	10.58%	10.47%
10-Year	16.77%	16.60%	16.48%
Since Inception	9.33%	7.26%	11.25%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned 12.89% for the 12-month period ending March 31, 2019, compared to an 11.51% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap growth stocks.

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection in the materials sector contributed to outperformance. The Portfolio's stakes in containers and packaging companies added value. Stock choices in the information technology sector also contributed to performance. Within the information technology sector, software stocks performed well. In addition, stock selection and an underweight to the communication services sector contributed to performance. Holdings in interactive media and services companies helped relative results. Conversely, stock picks in the industrials and business services sector detracted from relative performance. Stock selection in the consumer discretionary sector also detracted, particularly holdings in the household durables industry. Of the securities held during the period, Atlassian Corp. PLC, Ball Corp., Keysight Technologies, Inc., Worldpay, Inc., Class A, and Booz Allen Hamilton Holding Corp. were among the most significant contributors to relative results. On the downside, Mohawk Industries, Inc., Tapestry, Inc., and Centennial Resource Development were among the top detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Security selection was the primary driver of relative outperformance. Stock selection was strongest within the health care, information technology, and industrials sectors. Weaker selection within the consumer discretionary, financials, consumer staples and energy sectors partially offset positive performance. Sector allocation, a fall out of the bottom-up security selection process, also contributed to relative returns during the period. The most significant contribution came from the Portfolio's underweight to financials, while underweight allocations to industrials and materials also proved favorable. In contrast, an overweight to communication services, the worst performing sector over the period, detracted from relative returns, as did the Portfolio's underweight to the information technology sector. Top contributors to relative performance included Exact Sciences Corp., Wayfair, Inc., Class A, and Advanced Micro Devices, Inc. The top relative detractors in the Portfolio during the period were Spotify Technology SA, Dollar Tree, Inc., and TD Ameritrade Holding Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	1.65%	1.47%	1.40%
5-Year	5.95%	5.78%	5.68%
10-Year	14.16%	13.99%	13.87%
Since Inception	9.17%	8.68%	9.17%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned 1.65% for the 12-month period ending March 31, 2019, compared to a 2.89% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap value equities.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the benchmark for the period. Stock selection in the information technology, consumer staples and utilities sectors contributed to performance. Within the information technology sector, the Portfolio's holdings of First Data Corp., and Keysight Technologies, Inc. aided relative performance. Avoiding poor-performing Western Digital Corp. also benefited relative results. Within the utilities sector, avoiding underperforming utility company PG&E Corp. helped relative returns. Stocks in other sectors that were among the top relative contributors to performance included Medical Properties Trust, Inc., Clean Harbors, Inc., Entertainment Properties Trust, Andeavor, and Tractor Supply Co.

Conversely, stock selection and an overweight allocation to the financials sector detracted from relative performance. Within this sector, the Portfolio's overweight holdings of Invesco, Ltd., Comerica, Inc. and Wintrust Financial Corp., held back relative performance. An underweight position in the real estate sector further weighed on relative results, as not owning strong-performing Welltower, Inc. detracted. Stocks in other sectors that were among the top relative detractors included the Portfolio's overweight holdings of WPX Energy, Inc., Owens Corning, Inc. Marathon Petroleum Corp. and Eastman Chemical Co. Not owning Twitter, Inc. and Worldpay, Inc. further detracted from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by T. Rowe Price Associates, Inc. trailed its benchmark for the period. Sector allocation was mainly responsible for underperformance, while stock selection was also negative. Stock choices in real estate detracted the most from relative results. An underweight position in the sector, which was the top performer for the benchmark, also held back returns. Utilities holdings also hampered performance due to both stock selection and an underweight position. Conversely, stock choices in financials, particularly within banks, contributed the most to relative returns. Consumer discretionary holdings also added value due to both stock picks and an underweight position. Of the securities held during the period, FirstEnergy Corp., Hess Corp., Baxter International, Inc., Dentsply Sirona, Inc., and Hologic, Inc. were among the most significant contributors to relative results. On the negative side, Realogy Holdings Corp., Perrigo Co. PLC, PG&E Corp., Bunge, Ltd., and EQT Corp. were among the top detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC PNC Capital Advisors, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	–0.67%	–0.88%	–0.92%
5-Year	4.87%	4.71%	4.62%
10-Year	13.56%	13.38%	13.27%
Since Inception	5.16%	4.08%	7.69%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned –0.67% for the 12-months ended March 31, 2019, compared to a 2.05% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of broad U.S. small cap equities. The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the portfolio's benchmark. The use of index futures detracted from performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the industrial cyclical and retail sectors detracted from performance. Stock selection in the pharmaceutical and finance sectors contributed to performance. Overweight positions in the software and services and health services and systems sectors added to results. Alternatively, the Portfolio's underweight positioning in the utilities and Real Estate Investment Trusts (REITs) sectors hurt performance. At the individual stock level, overweight positions in Tivity Health, Inc., Tenneco, Inc., Class A and Frontier Communications Corp. weighed on results. Overweight positions in Mallinckrodt PLC, Molina Healthcare, Inc. and Reata Pharmaceuticals, Inc., Class A contributed to performance. As of March 31, 2019, the Portfolio's largest overweight exposures are in the energy and systems hardware sectors. The largest underweight exposures are in the health services and systems and REITs sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by PNC Capital Advisors, LLC, underperformed its benchmark for the period. Stock selection overall was negative with holdings in the financials, information technology, real estate, and health care sectors detracting from relative performance. Holdings in the industrials, materials, and consumer discretionary sectors contributed to relative performance. Sector allocation was also a detractor from relative performance, primarily from the Portfolio's overweight to the industrials and financials sectors, underweight to the information technology sector, and lack of exposure to the utilities sector. This was partially offset by positive contribution from the Portfolio's underweight to the energy sector. From an individual stock level perspective, the largest contributors to performance were Insperity Inc., Credit Acceptance Corp., Fox Factory Holding Corp., Exponent, Inc., and HEICO Corp. The largest detractors to performance were Bank OZK, PRA Group, Inc., REV Group, Inc., Camping World Holding, Inc., and ASGN, Inc. From a positioning perspective as of March 31, 2019, the Portfolio's largest overweight is to the industrials sector, followed by the consumer discretionary and financials sectors, and the largest underweight is to the health care sector, followed by the information technology and energy sectors. The Portfolio does not currently have any exposure to the utilities or consumer staples sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management North America Inc. SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	–4.44%	–4.61%	–4.66%
5-Year	1.95%	1.82%	1.71%
10-Year	7.97%	7.81%	7.71%
Since Inception	2.25%	1.75%	5.58%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned –4.44% for the 12-month period ending March 31, 2019, compared to a –3.71% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of the broad non-U.S. equity market.

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. Sector allocation had a negative effect on relative performance. Most notably, the Portfolio's overweight to the financials sector and underweight to the energy sector proved detrimental. On the positive side, the Portfolio's overweight to the health care sector and underweight to industrials and business services sectors supported relative returns. Stock selection was unfavorable and drove relative underperformance for the period. Of securities held by the Portfolio during the period, Bayer AG, THK Co., Ltd., Danske Bank A/S, GAM Holding AG, and BNP Paribas SA were among the most significant detractors from relative performance. Conversely, Broadcom, Inc., Element Fleet Management Corp., GN Store Nord A/S, Nestle, and Novartis AG were the largest relative contributors. Portfolio holdings within Japan, Germany, UK, and Hong Kong detracted from relative performance for the period. Conversely, holdings in Switzerland, Canada, U.S., and Spain aided relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark for the period. Volatility escalated in Q4 2018. Stock selection drove the Portfolio's outperformance, particularly holdings within the financials, health care, consumer staples and communication services sectors. Conversely, the sector positioning in consumer discretionary (overweight), real estate and utilities (underweight) detracted. By region, the Portfolio's United Kingdom positions benefitted the most. At the stock level, video streaming service, iQIYI, Inc. was the strongest performer. Revenues, driven by subscriber growth remained strong. Ocado Group was another strong performer as it benefitted from several international licensing deals, further supporting its position. Shares in tire manufacturer, Continental AG detracted over the period. Slowing car sales and elevated inventories in the auto industry prompted the company to issue a revenue downgrade in the summer.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	4.03%	3.91%	3.82%
5-Year	2.52%	2.37%	2.25%
10-Year	3.87%	3.71%	3.61%
Since Inception	3.89%	3.85%	3.38%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned 4.03% for the 12-month period ending March 31, 2019, compared to a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

Approximately a third of the Portfolio is passively managed by PineBridge Investments, LLC to match the performance of the broad U.S. government bond market.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, outperformed its benchmark for the period. Credit spreads, as measured by the option-adjusted spread (OAS) of the Bloomberg Barclays U.S. Aggregate Bond Index, came under pressure in the fourth quarter of 2018 before subsequently rallying in first quarter of 2019. For the period, the OAS of the Bloomberg Barclays U.S. Aggregate Bond Index widened 13 basis points. The positive impact of asset allocation was driven by the Portfolio's overweight position in the financials, communications and energy sectors. Security selection was modestly positive, with contributions within the utility, consumer non-cyclical and communications sectors.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Positioning in Treasury Inflation Protected Securities (TIPS) detracted from relative results as TIPS underperformed duration-equivalent nominal U.S. Treasuries during the period. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. The allocation to commercial mortgage backed securities detracted. The Portfolios holdings within investment grade credit added to performance, particularly within the industrial and financial sectors. Also adding to performance was the Portfolio's exposure to the high yield sector, and bank loans. Allocations to non-agency residential mortgage-backed securities and high quality collateralized loan obligations also contributed to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Wellington Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

SA Wellington Real Return Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 3*
1-Year	2.40%	2.17%
5-Year	1.62%	1.37%
10-Year	N/A	3.64%
Since Inception	1.04%	2.44%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg Barclays World Government Inflation Linked 1-10 Year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Wellington Real Return Portfolio — Class 3

The SA Wellington Real Return Portfolio — Class 3 shares returned 2.17% for the 12-month period ending March 31, 2019, compared to a 2.94% return for the Bloomberg Barclays World Government Inflation Linked 1-10 Year Index (Hedged to USD), and a 2.72% return for the Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's overweight positions to Canadian and New Zealand linkers were additive to relative performance during the year. Allocating to credit was also a net contributor to performance as the Portfolio's securitized credit allocations (both mortgage backed securities and asset backed securities) aided results. Meanwhile, favoring U.S. TIPS vs. non-USD linkers in the Portfolio was generally a detractor from performance. Overall, the Portfolio's interest rate positioning contributed to benchmark-relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, the Portfolio's currency hedges contributed positively to absolute returns. The Portfolio also utilized Treasury futures during the year which had a negative impact on absolute performance.
Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 2*	Class 3*
1-Year	1.76%	1.61%	1.51%
5-Year	8.37%	8.22%	8.11%
10-Year	N/A	12.75%	12.63%
Since Inception	11.25%	8.41%	9.45%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 1.61% for the 12-month period ending March 31, 2019, compared to a return of 5.67% for the Russell 1000 Value Index.

During the period, the S&P 500® Index returned 9.50%. Nine of 11 sectors posted positive returns, with real estate, utilities and information technology leading and financials, materials and energy lagging. Although large-value stocks (as represented by the Russell 1000 Value Index) outperformed during the fourth quarter of 2018, growth stocks (as represented by the Russell 1000 Growth Index) finished the annual period ahead, thus extending their multi-year run of outperformance.

Within the Portfolio, positive stock selection in the industrials, materials, utilities, and communication services sectors was more than offset by weaker results across all other sectors. From an allocation perspective, an underweight to financials proved most beneficial, while a lack of exposure to real estate was most detrimental.

Top individual performers for the period included utility AES Corp., railroad CSX Corp. and pharmacy benefit manager Express Scripts Holding Co., while bottom performers included online retailer Qurate Retail, Inc., exploration and production company Anadarko Petroleum Corp. and oilfield services and equipment provider Halliburton Co.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 3*
1-Year	4.14%	3.89%
5-Year	N/A	5.63%
10-Year	N/A	11.42%
Since Inception	8.73%	5.57%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of 3.89% for the 12-month period ending March 31, 2019, compared to a 8.77% return for the Russell 3000 Index, a –3.71% return for the MSCI EAFE Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 5.19% return for the Blended Index (57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index).

Underperformance of both equity and fixed income managers in aggregate versus their respective benchmarks was the primary driver of the Portfolio's underperformance versus the Blended Index. The leading detractors were the SA MFS Blue Chip Growth Portfolio and SA Multi-Managed Large Cap Value Portfolio in equities. The SA JPMorgan Equity-Income Portfolio had a significant positive contribution.

The Portfolio was overweight equities throughout most of the period. Within equities, the Portfolio reduced its international equity exposure in the earlier part of the period. As a result, the Portfolio was overweight U.S. equities and underweight international equities during the period. This benefited performance as international equities fell during the period while U.S. equities rose. Exposure to growth and value equities was roughly neutral throughout the period. In addition, exposure to large cap equities boosted performance but this was more than offset by significant underperformance of U.S. small cap stocks.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited) (continued)

Within fixed income, exposure to both investment grade and high-yield bonds was increased at the end of 2018. This boosted performance as these sectors outperformed the Bloomberg Barclays U.S. Aggregate Bond Index for the rest of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 3*
1-Year	4.24%	3.95%
5-Year	N/A	5.08%
10-Year	N/A	9.95%
Since Inception	7.55%	5.10%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 3.95% for the 12-month period ending March 31, 2019, compared to a 8.77% return for the Russell 3000 Index, a –3.71% return for the MSCI EAFE Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 5.26% return for the Blended Index (47% Russell 3000 Index, 18% MSCI EAFE Index (net), and 35% Bloomberg Barclays U.S. Aggregate Bond Index).

Underperformance of both equity and fixed income managers in aggregate versus their respective benchmarks was the primary driver of the Portfolio's underperformance versus the Blended Index. The leading detractors were the SA MFS Blue Chip Growth Portfolio in equities and the SA Multi-Managed Diversified Fixed Income Portfolio in fixed income. The SA JPMorgan Equity-Income Portfolio had a significant positive contribution.

The Portfolio was overweight equities throughout most of the period. Within equities, the Portfolio reduced its international equity exposure in the earlier part of the period. As a result, the Portfolio was overweight U.S. equities and underweight international equities during the period. This benefited performance as international equities fell during the period while U.S. equities rose. Exposure to growth and value equities was roughly neutral throughout the period. In addition, exposure to large cap equities boosted performance but this was more than offset by significant underperformance of U.S. small cap stocks.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited) (continued)

Within fixed income, exposure to both investment grade and high-yield bonds was increased at the end of 2018. This boosted performance as these sectors outperformed the Bloomberg Barclays U.S. Aggregate Bond Index for the rest of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 3*
1-Year	4.52%	4.27%
5-Year	N/A	4.82%
10-Year	N/A	9.24%
Since Inception	6.84%	5.05%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of 4.27% for the 12-month period ending March 31, 2019, compared to a 8.77% return for the Russell 3000 Index, a –3.71% return for the MSCI EAFE Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 5.36% return for the Blended Index (41% Russell 3000 Index, 14% MSCI EAFE Index (net), and 45% Bloomberg Barclays U.S. Aggregate Bond Index).

Underperformance of both equity and fixed income managers in aggregate versus their respective benchmarks was the primary driver of the Portfolio's underperformance versus the Blended Index. The leading detractors were the SA MFS Blue Chip Growth Portfolio in equities and the SA Multi-Managed Diversified Fixed Income Portfolio in fixed income.

The Portfolio was overweight equities throughout most of the period. Within equities, the Portfolio reduced its international equity exposure in the earlier part of the period. As a result, the Portfolio was overweight U.S. equities and underweight international equities during the period. This benefited performance as international equities fell during the period while U.S. equities rose. Exposure to growth and value equities was roughly neutral throughout the period. In addition, exposure to large cap equities boosted performance but this was more than offset by significant underperformance of U.S. small cap stocks.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited) (continued)

Within fixed income, exposure to both investment grade and high-yield bonds was increased at the end of 2018. This boosted performance as these sectors outperformed the Bloomberg Barclays U.S. Aggregate Bond Index for the rest of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/19

	Class 1*	Class 3*
1-Year	4.33%	4.11%
5-Year	N/A	4.23%
10-Year	N/A	8.20%
Since Inception	5.42%	4.79%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of 4.11% for the 12-month period ending March 31, 2019, compared to a 8.77% return for the Russell 3000 Index, a –3.71% return for the MSCI EAFE Index, a 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 5.21% return for the Blended Index (30% Russell 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg Barclays U.S. Aggregate Bond Index).

Underperformance of both equity and fixed income managers in aggregate versus their respective benchmarks was the primary driver of the Portfolio's underperformance versus the Blended Index. The leading detractors were the SA MFS Blue Chip Growth Portfolio in equities and the SA Multi-Managed Diversified Fixed Income Portfolio in fixed income.

The Portfolio was overweight equities throughout most of the period. Within equities, the Portfolio reduced its international equity exposure in the earlier part of the period. As a result, the Portfolio was overweight U.S. equities and underweight international equities during the period. This benefited performance as international equities fell during the period while U.S. equities rose. Exposure to growth and value equities was roughly neutral throughout the period. In addition, exposure to large cap equities boosted performance but this was more than offset by significant underperformance of U.S. small cap stocks.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited) (continued)

Within fixed income, exposure to both investment grade and high-yield bonds was increased at the end of 2018. This boosted performance as these sectors outperformed the Bloomberg Barclays U.S. Aggregate Bond Index for the rest of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Filed under Rule 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

SA Multi-Managed Growth Portfolio
SA Multi-Managed Income Portfolio
SA Multi-Managed Income/Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Moderate Growth Portfolio
(each a "Portfolio" and together, the "Portfolios")

Supplement dated April 30, 2019,
to the Portfolios' Summary Prospectuses dated July 27, 2018, as supplemented and amended to date

On March 27, 2019, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Investment Sub-Advisory Agreement between SunAmerica Asset Management, LLC ("SunAmerica") and Morgan Stanley Investment Management Inc. ("MSIM") with respect to the Portfolios. MSIM will replace Janus Capital Management LLC ("Janus") as a subadviser to the Portfolios.

At the meeting, the Board approved an Advisory Fee Waiver Agreement (the "Fee Waiver Agreement") with respect to the Portfolios. Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolios so that the advisory fee rate payable by the Portfolios to SunAmerica is as follows:

SA Multi-Managed Large Cap Growth Portfolio	0.73% on the first $250 million 0.67% on the next $250 million 0.58% above $500 million
SA Multi-Managed Growth Portfolio	0.82% on the first $250 million 0.77% on the next $250 million 0.72% above $500 million
SA Multi-Managed Income Portfolio	0.74% on the first $250 million 0.69% on the next $250 million 0.64% above $500 million
SA Multi-Managed Income/Equity Portfolio	0.77% on the first $250 million 0.72% on the next $250 million 0.67% above $500 million
SA Multi-Managed Moderate Growth Portfolio	0.80% on the first $250 million 0.75% on the next $250 million 0.70% above $500 million

It is currently anticipated these changes will become effective on or about May 1, 2019 (the "Effective Date"). The Fee Waiver Agreement will continue in effect until July 31, 2020. In addition, upon termination of the advisory agreement between SunAmerica and the Trust with respect to a Portfolio, the Fee Waiver Agreement will automatically terminate with respect to that Portfolio.

On the Effective Date, the following changes to the Prospectus will become effective:

For each Portfolio except the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled "Portfolio Summary — Principal Investment Strategies of the Portfolio," the final paragraph in this section is deleted and replaced with the following:

Under normal market conditions, the Subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion. The Subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Subadviser for the Growth Component seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Subadviser for the Growth Component typically favors companies with rising returns on invested capital, above-average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Subadviser for the Growth Component studies on an ongoing basis company developments, including business strategy and financial results. The Subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.

For the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled "Portfolio Summary — Principal Investment Strategies of the Portfolio," the final paragraph in this section is deleted and replaced with the following:

The Portfolio is actively managed by two subadvisers, one of which uses a bottom-up stock selection process, seeking attractive investments on an individual company basis. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by the adviser who seeks to track an index or a subset of an index.

For SA Multi-Managed Growth Portfolio, SA Multi-Managed Income Portfolio, and SA Multi-Managed Large Cap Growth Portfolio, the following is added to the section entitled "Portfolio Summary — Principal Risks of Investing in the Portfolio."

Currency Volatility Risk. The value of the Portfolio's foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar-denominated securities.

In the section entitled "Investment Adviser," any reference to Janus is deleted in its entirety and replaced with "Morgan Stanley Investment Management Inc. ("MSIM")."

In the section entitled "Investment Adviser — Portfolio Managers" any reference to Janus is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolios Since
Growth Component — MSIM

Dennis P. Lynch

Managing Director .................................................................................................................................	2019

Sam G. Chainani, CFA

Managing Director .................................................................................................................................	2019

Jason C. Yeung, CFA

Managing Director .................................................................................................................................	2019

Armistead B. Nash

Managing Director .................................................................................................................................	2019

David S. Cohen

Managing Director .................................................................................................................................	2019

Alexander T. Norton

Executive Director ..................................................................................................................................	2019

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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PRSRT STD
U.S. POSTAGE
PAID
TOPPAN MERRILL
ZIP CODE 01950

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.15 (5/19)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”).  During the fiscal year ended March 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(a) Audit Fees	$753,845	$743,089
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$163,910	$201,246
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$269,506	$336,238

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2019 were $459,871 and $603,654, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 7, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 7, 2019